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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.4%
Issuer	Shares	Value ($)
Consumer Discretionary 13.8%
Hotels, Restaurants & Leisure 3.5%
Marriott International, Inc., Class A	584,338	62,903,986
McDonald’s Corp.	969,960	146,357,264
Royal Caribbean Cruises Ltd.	368,830	40,637,689
Starbucks Corp.	1,848,350	117,573,544
Total		367,472,483
Household Durables 0.5%
Newell Brands, Inc.	1,027,705	54,416,980
Internet & Direct Marketing Retail 1.3%
Expedia, Inc.	608,115	87,434,774
Liberty Interactive Corp., Class A(a)	1,971,945	46,261,830
Total		133,696,604
Media 3.8%
Comcast Corp., Class A	7,516,566	313,365,637
Walt Disney Co. (The)	722,165	77,950,490
Total		391,316,127
Multiline Retail 0.5%
Dollar General Corp.	724,660	53,182,797
Specialty Retail 2.2%
Lowe’s Companies, Inc.	2,672,269	210,494,629
Michaels Companies, Inc. (The)(a)	831,092	16,065,008
Total		226,559,637
Textiles, Apparel & Luxury Goods 2.0%
Coach, Inc.	2,477,920	114,504,683
PVH Corp.	926,953	98,210,671
Total		212,715,354
Total Consumer Discretionary		1,439,359,982
Consumer Staples 7.3%
Beverages 1.6%
PepsiCo, Inc.	1,436,875	167,927,581
Food & Staples Retailing 1.6%
CVS Health Corp.	680,256	52,264,068
Kroger Co. (The)	3,103,525	92,422,975
Walgreens Boots Alliance, Inc.	310,778	25,179,234
Total		169,866,277
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 0.8%
Kellogg Co.	1,146,825	82,112,670
Tobacco 3.3%
Philip Morris International, Inc.	2,879,900	345,012,020
Total Consumer Staples		764,918,548
Energy 6.3%
Energy Equipment & Services 1.1%
Halliburton Co.	2,504,189	113,164,301
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd.	3,943,539	113,810,536
Chevron Corp.	1,296,748	134,187,483
ConocoPhillips	2,358,961	105,421,967
Exxon Mobil Corp.	2,337,230	188,147,015
Total		541,567,001
Total Energy		654,731,302
Financials 16.1%
Banks 7.7%
Citigroup, Inc.	4,866,786	294,635,224
JPMorgan Chase & Co.	3,382,233	277,850,441
Wells Fargo & Co.	4,508,028	230,540,552
Total		803,026,217
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	4,426,431	208,573,429
BlackRock, Inc.	64,267	26,300,627
Invesco Ltd.	724,859	22,978,030
Morgan Stanley	3,500,285	146,101,896
S&P Global, Inc.	283,050	40,422,371
Total		444,376,353
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc., Class B(a)	1,822,948	301,296,845
Insurance 1.3%
Aon PLC	1,011,730	132,445,574
Total Financials		1,681,144,989

Columbia Contrarian Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.7%
Biotechnology 2.1%
Alexion Pharmaceuticals, Inc.(a)	309,490	30,339,305
Biogen, Inc.(a)	194,165	48,108,262
Celgene Corp.(a)	856,181	97,955,668
Vertex Pharmaceuticals, Inc.(a)	359,326	44,412,694
Total		220,815,929
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	2,330,044	106,389,809
Medtronic PLC	940,461	79,262,053
Zimmer Biomet Holdings, Inc.	628,000	74,863,880
Total		260,515,742
Health Care Providers & Services 3.5%
Anthem, Inc.	664,445	121,161,546
Cardinal Health, Inc.	1,268,123	94,208,858
CIGNA Corp.	944,720	152,317,205
Total		367,687,609
Pharmaceuticals 5.6%
Allergan PLC	347,825	77,825,844
Bristol-Myers Squibb Co.	1,241,935	67,002,393
Johnson & Johnson	2,105,121	269,981,768
Pfizer, Inc.	4,987,120	162,829,468
Total		577,639,473
Total Health Care		1,426,658,753
Industrials 8.5%
Air Freight & Logistics 2.1%
FedEx Corp.	1,138,931	220,770,385
Building Products 0.6%
Johnson Controls International PLC	1,593,263	66,534,663
Commercial Services & Supplies 0.2%
Stericycle, Inc.(a)	248,025	20,281,004
Electrical Equipment 0.7%
Eaton Corp. PLC	874,861	67,696,744
Industrial Conglomerates 4.2%
General Electric Co.	6,906,605	189,102,845
Honeywell International, Inc.	1,823,624	242,523,756
Total		431,626,601
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.7%
Nielsen Holdings PLC	1,936,045	74,499,012
Total Industrials		881,408,409
Information Technology 23.2%
Communications Equipment 0.3%
Palo Alto Networks, Inc.(a)	220,620	26,163,326
Internet Software & Services 7.5%
Alphabet, Inc., Class A(a)	156,518	154,497,353
Alphabet, Inc., Class C(a)	318,002	306,827,410
Facebook, Inc., Class A(a)	2,121,775	321,364,041
Total		782,688,804
IT Services 3.6%
Fidelity National Information Services, Inc.	1,377,510	118,286,784
FleetCor Technologies, Inc.(a)	101,974	14,713,828
MasterCard, Inc., Class A	1,476,719	181,459,231
Total System Services, Inc.	1,011,000	60,205,050
Total		374,664,893
Semiconductors & Semiconductor Equipment 2.1%
Broadcom Ltd.	897,980	215,048,250
Software 4.8%
Activision Blizzard, Inc.	2,232,030	130,752,317
Electronic Arts, Inc.(a)	555,341	62,936,796
Microsoft Corp.	4,453,597	311,039,214
Total		504,728,327
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	3,329,146	508,560,343
Total Information Technology		2,411,853,943
Materials 2.1%
Chemicals 1.4%
Sherwin-Williams Co. (The)	435,949	144,634,800
Containers & Packaging 0.7%
Ball Corp.	717,450	29,343,705
Sealed Air Corp.	928,085	41,225,535
Total		70,569,240
Total Materials		215,204,040

2	Columbia Contrarian Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
American Tower Corp.	1,234,377	161,937,919
Total Real Estate		161,937,919
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	4,870,100	187,644,953
Verizon Communications, Inc.	1,450,048	67,630,239
Total		255,275,192
Total Telecommunication Services		255,275,192
Utilities 1.4%
Electric Utilities 1.4%
Edison International	452,117	36,879,184
Southern Co. (The)	2,080,365	105,287,272
Total		142,166,456
Total Utilities		142,166,456
Total Common Stocks (Cost $7,325,710,492)		10,034,659,533

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	295,608,782	295,608,782
Total Money Market Funds (Cost $295,604,448)		295,608,782
Total Investments (Cost: $7,621,314,940)		10,330,268,315
Other Assets & Liabilities, Net		83,010,667
Net Assets		10,413,278,982

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	305,769,244	1,639,562,618	(1,649,723,080)	295,608,782	(14,034)	1,083,311	295,608,782
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,621,315,000	2,779,823,000	(70,870,000)	2,708,953,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Contrarian Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,439,359,982	—	—	—	1,439,359,982
Consumer Staples	764,918,548	—	—	—	764,918,548
Energy	654,731,302	—	—	—	654,731,302
Financials	1,681,144,989	—	—	—	1,681,144,989
Health Care	1,426,658,753	—	—	—	1,426,658,753
Industrials	881,408,409	—	—	—	881,408,409
Information Technology	2,411,853,943	—	—	—	2,411,853,943
Materials	215,204,040	—	—	—	215,204,040
Real Estate	161,937,919	—	—	—	161,937,919
4	Columbia Contrarian Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	255,275,192	—	—	—	255,275,192
Utilities	142,166,456	—	—	—	142,166,456
Total Common Stocks	10,034,659,533	—	—	—	10,034,659,533
Money Market Funds	—	—	—	295,608,782	295,608,782
Total Investments	10,034,659,533	—	—	295,608,782	10,330,268,315
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Contrarian Core Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Emerging Markets Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Argentina 1.1%
Banco Macro SA, ADR	54,718	4,895,620
Grupo Financiero Galicia SA, ADR	77,261	3,442,750
MercadoLibre, Inc.	18,899	5,199,304
Total		13,537,674
Brazil 6.1%
AES Tiete Energia SA	1,034,978	4,356,186
BB Seguridade Participacoes SA	611,500	5,565,190
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,668,400	9,615,618
Embraer SA, ADR	207,576	4,101,702
Fleury SA	694,400	12,124,291
Hypermarcas SA	630,100	5,744,202
Itaú Unibanco Holding SA, ADR	1,359,947	14,837,022
Petroleo Brasileiro SA, ADR(a)	1,866,630	15,829,022
Raia Drogasil SA	232,300	5,167,247
Total		77,340,480
Canada 0.6%
Parex Resources(a)	670,433	8,045,097
China 23.4%
AAC Technologies Holdings, Inc.(b)	472,500	5,066,041
Alibaba Group Holding Ltd., ADR(a)	514,762	63,037,755
Baidu, Inc., ADR(a)	83,539	15,546,608
China Animal Healthcare Ltd.(a),(b)	6,354,000	81,539
China Biologic Products, Inc.(a)	42,983	4,891,465
China Merchants Bank Co., Ltd., Class H	4,159,500	12,463,316
China Petroleum & Chemical Corp., Class H	9,550,000	7,822,941
CSPC Pharmaceutical Group Ltd.	5,092,000	7,612,652
Ctrip.com International Ltd., ADR(a)	234,769	12,830,126
Industrial & Commercial Bank of China Ltd., Class H	40,498,000	27,040,350
Kingdee International Software Group Co., Ltd.(a)	11,672,000	4,656,224
NetEase, Inc., ADR	45,716	13,019,002
New Oriental Education & Technology Group, Inc., ADR(a)	79,279	5,681,926
Nexteer Automotive Group Ltd.	4,166,000	6,361,281
Ping An Insurance Group Co. of China Ltd., Class H	5,181,500	33,160,482
Tencent Holdings Ltd.	1,744,200	59,943,567
Wuliangye Yibin Co., Ltd.	2,225,142	15,619,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Zhuzhou CRRC Times Electric Co., Ltd., Class H	847,000	4,469,052
Total		299,303,708
Hong Kong 2.2%
AIA Group Ltd.	1,931,000	13,662,893
Galaxy Entertainment Group Ltd.	788,000	4,553,234
Techtronic Industries Co., Ltd.	2,087,000	9,862,106
Total		28,078,233
Hungary 0.4%
Richter Gedeon Nyrt	209,238	5,348,418
India 9.0%
Adani Ports & Special Economic Zone(a)	1,012,920	5,323,238
Bajaj Finance Ltd.	200,062	4,114,915
Bharat Petroleum Corp., Ltd.	1,357,672	15,622,785
Ceat Ltd.(a)	182,641	4,767,049
Dish TV India Ltd.(a)	5,470,886	7,168,861
Eicher Motors Ltd.(a)	32,807	14,459,325
HDFC Bank Ltd., ADR	259,329	22,769,086
Indraprastha Gas Ltd.	427,483	7,118,311
IndusInd Bank Ltd.	375,844	8,622,991
Natco Pharma Ltd.	463,049	6,701,298
UPL Ltd.	1,031,963	13,775,819
Zee Entertainment Enterprises Ltd.	564,620	4,505,849
Total		114,949,527
Indonesia 6.0%
PT Ace Hardware Indonesia Tbk	110,148,700	8,724,240
PT Astra International Tbk	7,214,500	4,732,187
PT Bank Central Asia Tbk	11,342,600	14,593,830
PT Bank Rakyat Indonesia Persero Tbk	23,007,300	24,963,216
PT Nippon Indosari Corpindo Tbk	60,910,900	6,627,295
PT Pakuwon Jati Tbk	165,424,500	7,559,838
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,267,823
PT Telekomunikasi Indonesia Persero Tbk	19,666,600	6,412,369
Total		76,880,798
Kenya 0.3%
Safaricom Ltd.	16,918,200	3,644,046

Columbia Emerging Markets Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malaysia 0.9%
CIMB Group Holdings Bhd	5,040,600	7,538,002
MyEg Services Bhd	9,332,500	4,619,099
Total		12,157,101
Mexico 2.2%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	512,148	6,683,532
Gentera SAB de CV	6,325,800	10,181,125
Grupo Financiero Banorte SAB de CV, Class O	2,015,600	11,612,995
Total		28,477,652
Peru 1.0%
Credicorp Ltd.	74,258	12,439,700
Philippines 1.3%
GT Capital Holdings, Inc.	349,620	8,382,608
Robinsons Retail Holdings, Inc.	2,053,270	3,532,254
Security Bank Corp.	1,196,600	5,235,951
Total		17,150,813
Poland 1.1%
Dino Polska SA(a)	507,204	5,607,801
KRUK SA	97,765	7,907,821
Total		13,515,622
Russian Federation 7.6%
Aeroflot PJSC(a)	1,831,600	6,090,264
Detsky Mir PJSC	3,393,890	5,528,235
Lukoil PJSC, ADR	264,005	12,740,881
Magnit PJSC	29,475	4,779,294
Mail.ru Group Ltd., GDR(a),(c)	182,334	4,868,318
Mobile Telesystems OJSC, ADR	542,209	4,776,861
Sberbank of Russia PJSC, ADR	1,891,211	21,087,003
X5 Retail Group NV GDR, Registered Shares(a),(c)	677,587	24,528,649
Yandex NV, Class A(a)	458,812	12,149,342
Total		96,548,847
South Africa 7.1%
Aspen Pharmacare Holdings Ltd.	145,967	3,305,543
AVI Ltd.	1,333,662	10,032,718
Clicks Group Ltd.	449,964	4,673,587
EOH Holdings Ltd.	474,560	4,550,204
FirstRand Ltd.	2,263,320	8,509,669
Common Stocks (continued)
Issuer	Shares	Value ($)
Naspers Ltd., Class N	248,274	51,407,010
SPAR Group Ltd. (The)	593,996	7,741,197
Total		90,219,928
South Korea 14.1%
AMOREPACIFIC Corp.	21,896	6,707,194
CLIO Cosmetics Co., Ltd.	132,376	4,693,933
I-SENS, Inc.	77,052	1,964,850
KB Financial Group, Inc.	174,179	8,325,737
Korea Electric Power Corp.	214,280	8,197,049
LG Uplus Corp.	484,696	7,012,715
LIG Nex1 Co., Ltd.	51,272	3,752,322
Lotte Chemical Corp.	18,274	5,879,080
NAVER Corp.	12,384	9,350,682
Osstem Implant Co., Ltd.(a)	105,213	4,912,592
POSCO	46,056	11,619,219
Samsung Biologics Co., Ltd.(a)	21,419	4,208,220
Samsung Electronics Co., Ltd.	32,528	64,786,122
SK Hynix, Inc.	554,920	28,124,795
SK Innovation Co., Ltd.	66,124	9,985,905
Total		179,520,415
Taiwan 9.1%
Cathay Financial Holding Co., Ltd.	3,144,000	4,923,898
Elite Material Co., Ltd.	2,530,000	10,496,156
eMemory Technology, Inc.	438,000	5,705,975
Hon Hai Precision Industry Co., Ltd.	5,382,000	18,414,868
Largan Precision Co., Ltd.	71,000	11,201,753
Silergy Corp.	168,000	3,318,049
Taiwan Paiho., Ltd.	2,443,000	8,153,858
Taiwan Semiconductor Manufacturing Co., Ltd.	7,312,048	49,569,627
Voltronic Power Technology Corp.	297,153	4,850,631
Total		116,634,815
Thailand 3.2%
Kasikornbank PCL, Foreign Registered Shares	1,298,000	7,127,149
Krungthai Card PCL	1,273,100	4,914,024
Mega Lifesciences PCL, Foreign Registered Shares	5,504,500	4,242,085
Muangthai Leasing PCL, Foreign Registered Shares	7,107,000	6,727,846
PTG Energy PCL	4,701,800	2,997,751
Siam Commercial Bank PCL (The), Foreign Registered Shares	2,146,400	9,636,240

2	Columbia Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Srisawad Power 1979 PCL	3,502,850	5,166,309
Total		40,811,404
United Kingdom 0.4%
Randgold Resources Ltd.	50,550	4,796,911
United States 1.6%
Atento SA(a)	331,721	3,433,312
Luxoft Holding, Inc.(a)	93,435	6,035,901
Universal Display Corp.	101,779	11,541,739
Total		21,010,952
Total Common Stocks (Cost $898,546,402)		1,260,412,141

Preferred Stocks 0.8%
Issuer	Coupon Rate	Shares	Value ($)
South Korea 0.8%
Samsung Electronics Co., Ltd.	—	6,800	10,594,000
Total Preferred Stocks (Cost $6,967,014)			10,594,000
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(d),(e)	3,561,077	3,561,077
Total Money Market Funds (Cost $3,561,077)		3,561,077
Total Investments (Cost $909,074,493)		1,274,567,218
Other Assets & Liabilities, Net		2,243,403
Net Assets		$1,276,810,621

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities amounted to $5,147,580, which represents 0.40% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2017, the value of these securities amounted to $29,396,967 which represents 2.30% of net assets.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	20,788,666	339,170,189	(356,397,778)	3,561,077	1,345	58,511	3,561,077
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
909,074,000	382,390,000	(16,897,000)	365,493,000
Columbia Emerging Markets Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	13,537,674	—	—	—	13,537,674
Brazil	77,340,480	—	—	—	77,340,480
Canada	8,045,097	—	—	—	8,045,097
4	Columbia Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, May 31, 2017 (Unaudited)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
China	115,006,882	179,149,246	5,147,580	—	299,303,708
Hong Kong	—	28,078,233	—	—	28,078,233
Hungary	—	5,348,418	—	—	5,348,418
India	22,769,086	92,180,441	—	—	114,949,527
Indonesia	—	76,880,798	—	—	76,880,798
Kenya	—	3,644,046	—	—	3,644,046
Malaysia	—	12,157,101	—	—	12,157,101
Mexico	28,477,652	—	—	—	28,477,652
Peru	12,439,700	—	—	—	12,439,700
Philippines	—	17,150,813	—	—	17,150,813
Poland	—	13,515,622	—	—	13,515,622
Russian Federation	29,667,084	66,881,763	—	—	96,548,847
South Africa	—	90,219,928	—	—	90,219,928
South Korea	—	179,520,415	—	—	179,520,415
Taiwan	—	116,634,815	—	—	116,634,815
Thailand	—	40,811,404	—	—	40,811,404
United Kingdom	—	4,796,911	—	—	4,796,911
United States	21,010,952	—	—	—	21,010,952
Total Common Stocks	328,294,607	926,969,954	5,147,580	—	1,260,412,141
Preferred Stocks
South Korea	—	10,594,000	—	—	10,594,000
Total Preferred Stocks	—	10,594,000	—	—	10,594,000
Money Market Funds	—	—	—	3,561,077	3,561,077
Total Investments	328,294,607	937,563,954	5,147,580	3,561,077	1,274,567,218
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
-	7,608,047	7,608,047	-
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Emerging Markets Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Greater China Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 14.1%
Auto Components 2.1%
Fuyao Glass Industry Group Co., Ltd. Class H	74,400	279,910
Minth Group Ltd.	284,000	1,153,204
Nexteer Automotive Group Ltd.	634,000	968,088
Total		2,401,202
Diversified Consumer Services 2.4%
New Oriental Education & Technology Group, Inc., ADR(a)	36,890	2,643,906
Hotels, Restaurants & Leisure 1.4%
Yum China Holdings, Inc.(a)	41,647	1,599,661
Internet & Direct Marketing Retail 3.9%
Ctrip.com International Ltd., ADR(a)	36,561	1,998,059
JD.com, Inc., ADR(a)	61,046	2,443,671
Total		4,441,730
Leisure Products 0.8%
Goodbaby International Holdings, Ltd.	1,809,000	883,346
Textiles, Apparel & Luxury Goods 3.5%
Samsonite International SA	403,200	1,626,571
Shenzhou International Group Holdings Ltd.	336,000	2,301,071
Total		3,927,642
Total Consumer Discretionary		15,897,487
Consumer Staples 3.3%
Beverages 2.7%
China Resources Beer Holdings Co., Ltd.	344,000	867,234
Wuliangye Yibin Co., Ltd.	309,307	2,171,180
Total		3,038,414
Food Products 0.6%
WH Group Ltd.	694,000	650,153
Total Consumer Staples		3,688,567
Energy 5.4%
Oil, Gas & Consumable Fuels 5.4%
China Petroleum & Chemical Corp., Class H	2,308,000	1,890,612
CNOOC Ltd.	3,241,500	3,680,273
PetroChina Co., Ltd., Class H	794,000	528,004
Total		6,098,889
Total Energy		6,098,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 22.4%
Banks 12.5%
Bank of China Ltd., Class H	7,094,000	3,547,105
BOC Hong Kong Holdings Ltd.	117,000	527,853
China Construction Bank Corp., Class H	6,287,340	5,189,754
China Merchants Bank Co., Ltd., Class H	377,500	1,131,122
Industrial & Commercial Bank of China Ltd., Class H	5,505,000	3,675,666
Total		14,071,500
Insurance 9.9%
AIA Group Ltd.	465,800	3,295,792
China Life Insurance Co., Ltd., Class H	553,000	1,811,253
Ping An Insurance Group Co. of China Ltd., Class H	946,500	6,057,396
Total		11,164,441
Total Financials		25,235,941
Health Care 9.1%
Biotechnology 1.0%
China Biologic Products, Inc.(a)	9,776	1,112,509
Pharmaceuticals 8.1%
China Animal Healthcare Ltd.(a),(b)	1,050,000	13,474
China Medical System Holdings Ltd.	1,497,000	2,653,457
China Traditional Chinese Medicine Holdings Co., Ltd.	1,018,000	541,761
CSPC Pharmaceutical Group Ltd.	2,760,000	4,126,261
Sino Biopharmaceutical Ltd.	2,035,000	1,815,378
Total		9,150,331
Total Health Care		10,262,840
Industrials 3.3%
Electrical Equipment 3.3%
Voltronic Power Technology Corp.	45,150	737,014
Zhuzhou CRRC Times Electric Co., Ltd., Class H	567,500	2,994,318
Total		3,731,332
Total Industrials		3,731,332
Information Technology 34.6%
Electronic Equipment, Instruments & Components 0.8%
AAC Technologies Holdings, Inc.(b)	81,000	868,464

Columbia Greater China Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 33.5%
Alibaba Group Holding Ltd., ADR(a)	90,530	11,086,304
Baidu, Inc., ADR(a)	13,992	2,603,911
NetEase, Inc., ADR	14,867	4,233,824
Tencent Holdings Ltd.	577,100	19,833,410
Total		37,757,449
Software 0.3%
Kingdee International Software Group Co., Ltd.(a)	980,000	390,944
Total Information Technology		39,016,857
Materials 1.4%
Construction Materials 1.4%
Anhui Conch Cement Co., Ltd., Class H	206,000	682,438
China Resources Cement Holdings Ltd.	1,772,000	877,152
Total		1,559,590
Total Materials		1,559,590
Real Estate 0.9%
Real Estate Management & Development 0.9%
China Resources Land Ltd.	360,000	1,056,959
Total Real Estate		1,056,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.9%
Wireless Telecommunication Services 1.9%
China Mobile Ltd.	189,000	2,094,669
Total Telecommunication Services		2,094,669
Utilities 0.5%
Gas Utilities 0.5%
ENN Energy Holdings Ltd.	116,000	610,137
Total Utilities		610,137
Total Common Stocks (Cost $63,296,783)		109,253,268

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(c),(d)	3,420,724	3,420,724
Total Money Market Funds (Cost $3,420,683)		3,420,724
Total Investments (Cost: $66,717,466)		112,673,992
Other Assets & Liabilities, Net		51,985
Net Assets		112,725,977

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities amounted to $881,938, which represents 0.78% of net assets.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	1,608,809	28,657,432	(26,845,517)	3,420,724	(49)	8,668	3,420,724
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
66,717,000	47,399,000	(1,442,000)	45,957,000
2	Columbia Greater China Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	8,685,297	7,212,190	—	—	15,897,487
Consumer Staples	—	3,688,567	—	—	3,688,567
Energy	—	6,098,889	—	—	6,098,889
Financials	—	25,235,941	—	—	25,235,941
Health Care	1,112,509	9,136,857	13,474	—	10,262,840
Columbia Greater China Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Greater China Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	—	3,731,332	—	—	3,731,332
Information Technology	17,924,039	20,224,354	868,464	—	39,016,857
Materials	—	1,559,590	—	—	1,559,590
Real Estate	—	1,056,959	—	—	1,056,959
Telecommunication Services	—	2,094,669	—	—	2,094,669
Utilities	—	610,137	—	—	610,137
Total Common Stocks	27,721,845	80,649,485	881,938	—	109,253,268
Money Market Funds	—	—	—	3,420,724	3,420,724
Total Investments	27,721,845	80,649,485	881,938	3,420,724	112,673,992
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	979,479	979,479	—
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
4	Columbia Greater China Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Mid Cap Growth Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 19.9%
Auto Components 1.4%
Delphi Automotive PLC	298,903	26,294,497
Automobiles 0.7%
Thor Industries, Inc.	137,070	12,408,947
Diversified Consumer Services 0.6%
Service Corp. International	352,870	11,249,496
Hotels, Restaurants & Leisure 3.8%
Aramark	390,330	14,543,696
Domino’s Pizza, Inc.	50,990	10,795,603
Extended Stay America, Inc.	506,250	9,213,750
Hilton Worldwide Holdings, Inc.	153,950	10,233,056
Six Flags Entertainment Corp.	224,614	13,562,193
Vail Resorts, Inc.	56,730	12,134,547
Total		70,482,845
Household Durables 3.0%
D.R. Horton, Inc.	566,860	18,530,653
Mohawk Industries, Inc.(a)	89,320	21,374,276
Newell Brands, Inc.	296,850	15,718,208
Total		55,623,137
Internet & Direct Marketing Retail 1.2%
Expedia, Inc.	107,190	15,411,778
Liberty Interactive Corp., Class A(a)	304,730	7,148,966
Total		22,560,744
Media 0.6%
Interpublic Group of Companies, Inc. (The)	428,310	10,677,768
Multiline Retail 1.9%
Dollar General Corp.	259,510	19,045,439
Dollar Tree, Inc.(a)	193,100	15,003,870
Total		34,049,309
Specialty Retail 5.4%
Burlington Stores, Inc.(a)	108,780	10,644,123
Foot Locker, Inc.	463,105	27,513,068
O’Reilly Automotive, Inc.(a)	112,330	27,192,847
Ross Stores, Inc.	353,820	22,616,174
Ulta Beauty, Inc.(a)	33,730	10,282,253
Total		98,248,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	241,000	11,136,610
PVH Corp.	122,920	13,023,374
Total		24,159,984
Total Consumer Discretionary		365,755,192
Consumer Staples 4.8%
Beverages 0.7%
Dr. Pepper Snapple Group, Inc.	138,810	12,882,956
Food & Staples Retailing 0.8%
SYSCO Corp.	272,450	14,864,872
Food Products 2.6%
Blue Buffalo Pet Products, Inc.(a)	392,679	9,224,030
Hershey Co. (The)	139,360	16,064,027
Lamb Weston Holdings, Inc.	262,730	12,193,299
Tyson Foods, Inc., Class A	187,690	10,762,145
Total		48,243,501
Household Products 0.7%
Energizer Holdings, Inc.	222,350	11,917,960
Total Consumer Staples		87,909,289
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Concho Resources, Inc.(a)	168,347	21,343,032
Targa Resources Corp.	211,190	9,699,957
Total		31,042,989
Total Energy		31,042,989
Financials 7.5%
Banks 3.3%
Citizens Financial Group, Inc.	499,170	17,021,697
East West Bancorp, Inc.	232,450	12,721,989
First Republic Bank	164,160	15,119,136
Signature Bank(a)	114,124	16,322,014
Total		61,184,836

Columbia Mid Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.1%
MarketAxess Holdings, Inc.	48,260	9,197,391
MSCI, Inc.	51,190	5,207,558
S&P Global, Inc.	106,500	15,209,265
TD Ameritrade Holding Corp.	709,200	26,495,712
Total		56,109,926
Consumer Finance 1.1%
Ally Financial, Inc.	557,340	10,333,084
SLM Corp.(a)	915,070	9,507,577
Total		19,840,661
Total Financials		137,135,423
Health Care 15.7%
Biotechnology 3.1%
ACADIA Pharmaceuticals, Inc.(a)	175,770	4,519,047
Alexion Pharmaceuticals, Inc.(a)	79,710	7,813,971
BioMarin Pharmaceutical, Inc.(a)	195,016	17,091,202
Incyte Corp.(a)	103,793	13,423,549
Intercept Pharmaceuticals, Inc.(a)	48,540	5,431,626
Juno Therapeutics, Inc.(a)	108,170	2,512,789
Seattle Genetics, Inc.(a)	39,840	2,548,963
TESARO, Inc.(a)	27,500	4,106,025
Total		57,447,172
Health Care Equipment & Supplies 7.2%
ABIOMED, Inc.(a)	28,160	3,870,029
Cooper Companies, Inc. (The)	62,310	13,630,312
Dentsply Sirona, Inc.	97,550	6,196,376
Edwards Lifesciences Corp.(a)	200,680	23,092,248
Hologic, Inc.(a)	421,410	18,251,267
IDEXX Laboratories, Inc.(a)	109,750	18,480,802
Intuitive Surgical, Inc.(a)	7,570	6,924,128
Teleflex, Inc.	72,530	14,507,451
West Pharmaceutical Services, Inc.	114,120	11,071,922
Zimmer Biomet Holdings, Inc.	130,190	15,519,950
Total		131,544,485
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.5%
AmerisourceBergen Corp.	149,260	13,697,590
Henry Schein, Inc.(a)	126,248	23,225,845
Humana, Inc.	43,400	10,080,084
Total		47,003,519
Life Sciences Tools & Services 2.5%
Agilent Technologies, Inc.	261,970	15,807,270
Illumina, Inc.(a)	60,660	10,758,657
Mettler-Toledo International, Inc.(a)	22,810	13,293,896
PAREXEL International Corp.(a)	69,480	5,615,374
Total		45,475,197
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	50,800	7,394,448
Total Health Care		288,864,821
Industrials 13.8%
Aerospace & Defense 2.1%
Spirit AeroSystems Holdings, Inc., Class A	388,520	21,170,455
Textron, Inc.	357,990	17,111,922
Total		38,282,377
Airlines 0.9%
Alaska Air Group, Inc.	195,950	17,057,447
Building Products 0.9%
AO Smith Corp.	283,540	15,557,840
Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	292,580	12,747,711
Electrical Equipment 2.0%
Acuity Brands, Inc.	30,330	4,941,060
AMETEK, Inc.	255,403	15,584,691
Rockwell Automation, Inc.	99,663	15,818,512
Total		36,344,263
Industrial Conglomerates 0.9%
Roper Technologies, Inc.	73,290	16,651,488
Machinery 3.5%
IDEX Corp.	144,500	15,673,915
Ingersoll-Rand PLC	128,930	11,552,128
Middleby Corp. (The)(a)	90,160	11,572,937

2	Columbia Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Snap-On, Inc.	91,330	14,764,408
Xylem, Inc.	213,750	11,144,925
Total		64,708,313
Professional Services 2.0%
Equifax, Inc.	131,260	17,956,368
IHS Markit Ltd.(a)	422,290	19,361,996
Total		37,318,364
Trading Companies & Distributors 0.8%
United Rentals, Inc.(a)	134,230	14,594,828
Total Industrials		253,262,631
Information Technology 24.8%
Communications Equipment 0.7%
Palo Alto Networks, Inc.(a)	114,440	13,571,440
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	154,727	11,542,634
Internet Software & Services 2.0%
Akamai Technologies, Inc.(a)	270,440	12,751,246
CoStar Group, Inc.(a)	39,529	10,339,600
GoDaddy, Inc., Class A(a)	315,648	12,985,759
Total		36,076,605
IT Services 6.2%
Fidelity National Information Services, Inc.	223,874	19,224,060
Fiserv, Inc.(a)	171,560	21,493,037
FleetCor Technologies, Inc.(a)	134,036	19,340,055
Gartner, Inc.(a)	81,560	9,754,576
Global Payments, Inc.	100,970	9,249,862
Total System Services, Inc.	310,980	18,518,859
Vantiv, Inc., Class A(a)	247,970	15,552,678
Total		113,133,127
Semiconductors & Semiconductor Equipment 7.3%
Lam Research Corp.	249,180	38,665,261
MACOM Technology Solutions Holdings, Inc.(a)	184,000	11,218,480
Microchip Technology, Inc.	235,170	19,589,661
NVIDIA Corp.	313,380	45,236,403
ON Semiconductor Corp.(a)	396,390	6,136,117
Skyworks Solutions, Inc.	125,831	13,392,193
Total		134,238,115
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.0%
Activision Blizzard, Inc.	159,766	9,359,092
Autodesk, Inc.(a)	107,450	12,009,687
Citrix Systems, Inc.(a)	186,800	15,418,472
Electronic Arts, Inc.(a)	289,360	32,793,169
Fortinet, Inc.(a)	297,660	11,709,945
Red Hat, Inc.(a)	189,432	16,967,424
ServiceNow, Inc.(a)	171,448	17,942,033
Splunk, Inc.(a)	166,250	10,181,150
Tableau Software, Inc., Class A(a)	166,240	10,308,542
Ultimate Software Group, Inc. (The)(a)	51,370	11,339,414
Total		148,028,928
Total Information Technology		456,590,849
Materials 5.0%
Chemicals 2.6%
Air Products & Chemicals, Inc.	78,560	11,317,353
Eastman Chemical Co.	112,780	9,034,806
Sherwin-Williams Co. (The)	32,145	10,664,747
Westlake Chemical Corp.	264,159	16,235,212
Total		47,252,118
Construction Materials 0.9%
Martin Marietta Materials, Inc.	73,460	16,462,386
Containers & Packaging 1.5%
Berry Global Group, Inc.(a)	338,780	19,645,852
WestRock Co.	150,352	8,182,156
Total		27,828,008
Total Materials		91,542,512
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
CyrusOne, Inc.	251,680	14,159,517
Equinix, Inc.	54,140	23,876,282
Equity LifeStyle Properties, Inc.	169,630	14,316,772
SBA Communications Corp(a)	39,490	5,456,728
Total		57,809,299
Total Real Estate		57,809,299
Total Common Stocks (Cost $1,370,322,639)		1,769,913,005

Columbia Mid Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2017 (Unaudited)
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	42,014,862	42,014,862
Total Money Market Funds (Cost $42,012,980)		42,014,862
Total Investments (Cost: $1,412,335,619)		1,811,927,867
Other Assets & Liabilities, Net		25,556,326
Net Assets		1,837,484,193
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	66,357,000	595,488,967	(619,831,105)	42,014,862	199	1,052	42,014,862
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,412,336,000	412,754,000	(13,162,000)	399,592,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Mid Cap Growth Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	365,755,192	—	—	—	365,755,192
Consumer Staples	87,909,289	—	—	—	87,909,289
Energy	31,042,989	—	—	—	31,042,989
Financials	137,135,423	—	—	—	137,135,423
Health Care	288,864,821	—	—	—	288,864,821
Industrials	253,262,631	—	—	—	253,262,631
Information Technology	456,590,849	—	—	—	456,590,849
Materials	91,542,512	—	—	—	91,542,512
Real Estate	57,809,299	—	—	—	57,809,299
Total Common Stocks	1,769,913,005	—	—	—	1,769,913,005
Money Market Funds	—	—	—	42,014,862	42,014,862
Total Investments	1,769,913,005	—	—	42,014,862	1,811,927,867
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Mid Cap Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Auto Components 1.5%
Cooper-Standard Holding, Inc.(a)	10,300	1,112,503
LCI Industries	15,000	1,335,000
Superior Industries International, Inc.	43,332	844,974
Total		3,292,477
Diversified Consumer Services 0.9%
Adtalem Global Education, Inc.	8,400	314,160
Capella Education Co.	15,425	1,335,034
Sotheby’s (a)	6,500	341,835
Total		1,991,029
Hotels, Restaurants & Leisure 2.9%
Bloomin’ Brands, Inc.	43,500	871,305
Cheesecake Factory, Inc. (The)	25,300	1,492,194
Cracker Barrel Old Country Store, Inc.	7,850	1,309,458
Papa John’s International, Inc.	16,300	1,313,291
Ruth’s Hospitality Group, Inc.	61,300	1,324,080
Total		6,310,328
Household Durables 1.2%
Helen of Troy Ltd.(a)	1,600	145,600
La-Z-Boy, Inc.	48,500	1,285,250
Taylor Morrison Home Corp., Class A(a)	54,100	1,257,825
Total		2,688,675
Internet & Direct Marketing Retail 0.3%
Nutrisystem, Inc.	12,700	661,035
Media 1.6%
Gannett Co., Inc.	131,900	1,035,415
New York Times Co. (The), Class A	24,900	438,240
Scholastic Corp.	18,300	778,299
Time, Inc.	99,400	1,242,500
Total		3,494,454
Multiline Retail 0.7%
Big Lots, Inc.	30,200	1,474,666
Specialty Retail 2.7%
Aaron’s, Inc.	42,800	1,563,056
Big 5 Sporting Goods Corp.	86,300	1,199,570
Buckle, Inc. (The)	8,600	146,200
Children’s Place, Inc. (The)	13,425	1,452,585
Common Stocks (continued)
Issuer	Shares	Value ($)
Francesca’s Holdings Corp.(a)	91,000	1,152,060
Pier 1 Imports, Inc.	99,200	496,992
Tilly’s, Inc.	7,387	77,933
Total		6,088,396
Textiles, Apparel & Luxury Goods 0.5%
Movado Group, Inc.	56,000	1,181,600
Total Consumer Discretionary		27,182,660
Consumer Staples 3.1%
Food & Staples Retailing 0.5%
SpartanNash Co.	32,200	959,560
SUPERVALU, Inc.(a)	75,100	289,135
Total		1,248,695
Food Products 2.2%
Dean Foods Co.	77,500	1,413,600
Fresh Del Monte Produce, Inc.	21,800	1,104,824
John B. Sanfilippo & Son, Inc.	11,612	752,109
Sanderson Farms, Inc.	13,100	1,554,970
Total		4,825,503
Personal Products 0.4%
Medifast, Inc.	3,600	149,796
Usana Health Sciences, Inc.(a)	10,380	668,472
Total		818,268
Total Consumer Staples		6,892,466
Energy 2.8%
Energy Equipment & Services 1.3%
Archrock, Inc.	100,857	1,058,998
Atwood Oceanics, Inc.(a)	142,140	1,427,086
Exterran Corp.(a)	3,298	93,004
McDermott International, Inc.(a)	48,400	300,564
Total		2,879,652
Oil, Gas & Consumable Fuels 1.5%
Denbury Resources, Inc.(a)	216,500	331,245
International Seaways, Inc.(a)	35,200	696,256
Pacific Ethanol, Inc.(a)	25,700	151,630
PDC Energy, Inc.(a)	10,550	523,913

Columbia Disciplined Small Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
REX American Resources Corp.(a)	13,600	1,293,632
Westmoreland Coal Co.(a)	40,600	266,742
Total		3,263,418
Total Energy		6,143,070
Financials 18.6%
Banks 8.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	40,740	1,099,980
Cathay General Bancorp	36,800	1,306,400
Central Pacific Financial Corp.	44,770	1,354,292
Customers Bancorp, Inc.(a)	41,750	1,166,913
Enterprise Financial Services Corp.	14,700	589,470
FCB Financial Holdings, Inc., Class A(a)	23,800	1,090,040
First BanCorp(a)	70,100	363,819
First Citizens BancShares Inc., Class A	4,100	1,358,740
First Merchants Corp.	21,400	849,366
Fulton Financial Corp.	16,000	280,000
Hancock Holding Co.	31,400	1,450,680
Heartland Financial USA, Inc.	3,900	174,915
Hilltop Holdings, Inc.	40,798	1,019,542
International Bancshares Corp.	42,500	1,408,875
Preferred Bank/Los Angeles	5,200	259,532
Prosperity Bancshares, Inc.	14,900	933,336
S&T Bancorp, Inc.	15,600	520,572
Sandy Spring Bancorp, Inc.	7,130	273,578
Sterling Bancorp	19,900	426,855
United Community Banks, Inc.	46,100	1,187,997
Wintrust Financial Corp.	21,100	1,450,836
Total		18,565,738
Capital Markets 1.9%
Arlington Asset Investment Corp., Class A	89,300	1,282,348
KCG Holdings, Inc., Class A(a)	37,400	742,764
Piper Jaffray Companies	20,000	1,173,000
Virtus Investment Partners, Inc.	9,400	946,580
Total		4,144,692
Consumer Finance 0.5%
Nelnet, Inc., Class A	30,750	1,208,783
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.8%
American Equity Investment Life Holding Co.	10,900	273,154
CNO Financial Group, Inc.	25,415	520,753
Heritage Insurance Holdings, Inc.	84,400	1,075,256
Maiden Holdings Ltd.	79,300	836,615
Universal Insurance Holdings, Inc.	56,400	1,390,260
Total		4,096,038
Mortgage Real Estate Investment Trusts (REITS) 1.4%
AG Mortgage Investment Trust, Inc.	14,000	260,820
ARMOUR Residential REIT, Inc.	10,000	259,900
CYS Investments, Inc.	68,900	580,827
Invesco Mortgage Capital, Inc.	54,600	881,244
MTGE Investment Corp.	17,900	326,675
Redwood Trust, Inc.	41,500	702,180
Total		3,011,646
Thrifts & Mortgage Finance 4.6%
BofI Holding, Inc.(a)	29,700	659,340
Essent Group Ltd.(a)	43,000	1,559,610
Federal Agricultural Mortgage Corp.	4,825	292,395
Flagstar Bancorp, Inc.(a)	43,350	1,252,381
HomeStreet, Inc.(a)	14,250	381,900
MGIC Investment Corp.(a)	155,100	1,640,958
Radian Group, Inc.	93,100	1,495,186
Walker & Dunlop, Inc.(a)	29,000	1,354,590
Washington Federal, Inc.	49,000	1,565,550
Total		10,201,910
Total Financials		41,228,807
Health Care 13.2%
Biotechnology 4.5%
Alder Biopharmaceuticals, Inc.(a)	23,335	359,359
bluebird bio, Inc.(a)	6,990	526,697
Clovis Oncology, Inc.(a)	7,600	392,616
Coherus Biosciences, Inc.(a)	13,695	270,476
Dynavax Technologies Corp.(a)	38,090	209,495
Eagle Pharmaceuticals, Inc.(a)	2,800	204,260
Exelixis, Inc.(a)	25,000	467,750
Halozyme Therapeutics, Inc.(a)	24,330	287,094
Immunomedics, Inc.(a)	41,400	312,570

2	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Jounce Therapeutics, Inc.(a)	21,213	429,563
Keryx Biopharmaceuticals, Inc.(a)	130,455	833,607
Kite Pharma, Inc.(a)	7,605	549,994
NewLink Genetics Corp.(a)	23,400	298,584
OncoMed Pharmaceuticals, Inc.(a)	52,800	172,128
Ovid Therapeutics, Inc.(a)	70,613	900,316
Puma Biotechnology, Inc.(a)	13,895	1,062,967
Ra Pharmaceuticals, Inc.(a)	20,636	495,677
Sage Therapeutics, Inc.(a)	8,830	583,751
Spark Therapeutics, Inc.(a)	12,690	646,302
TESARO, Inc.(a)	6,525	974,248
Total		9,977,454
Health Care Equipment & Supplies 3.5%
Analogic Corp.	16,715	1,201,809
Angiodynamics, Inc.(a)	78,400	1,182,272
Haemonetics Corp.(a)	23,100	942,018
Halyard Health, Inc.(a)	25,400	912,876
Integer Holdings Corp.(a)	16,800	666,960
Masimo Corp.(a)	17,950	1,562,368
Orthofix International NV(a)	32,024	1,334,440
Total		7,802,743
Health Care Providers & Services 2.2%
AMN Healthcare Services, Inc.(a)	35,300	1,279,625
Chemed Corp.	1,200	245,592
Molina Healthcare, Inc.(a)	24,275	1,567,437
Owens & Minor, Inc.	6,000	191,280
Providence Service Corp. (The)(a)	15,600	729,144
Triple-S Management Corp., Class B(a)	45,850	745,979
Total		4,759,057
Life Sciences Tools & Services 1.6%
INC Research Holdings, Inc. Class A(a)	27,425	1,559,111
PAREXEL International Corp.(a)	5,500	444,510
Pra Health Sciences, Inc.(a)	20,350	1,470,288
Total		3,473,909
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.4%
Aerie Pharmaceuticals, Inc.(a)	16,010	887,754
Lannett Co., Inc.(a)	26,800	538,680
Pacira Pharmaceuticals, Inc.(a)	17,600	781,440
Phibro Animal Health Corp., Class A	9,600	338,400
Supernus Pharmaceuticals, Inc.(a)	15,555	584,868
Total		3,131,142
Total Health Care		29,144,305
Industrials 13.6%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	19,300	1,737,579
Moog, Inc., Class A(a)	6,400	448,256
Total		2,185,835
Air Freight & Logistics 0.1%
Forward Air Corp.	2,500	130,325
Airlines 0.7%
Hawaiian Holdings, Inc.(a)	30,400	1,523,040
Building Products 1.2%
Caesarstone Ltd.(a)	6,100	229,055
Continental Building Product(a)	56,600	1,381,040
Gibraltar Industries, Inc.(a)	37,700	1,172,470
Total		2,782,565
Commercial Services & Supplies 2.5%
ACCO Brands Corp.(a)	101,300	1,149,755
Brady Corp., Class A	35,700	1,281,630
Essendant, Inc.	30,220	486,542
MSA Safety, Inc.	17,400	1,411,140
Quad/Graphics, Inc.	51,300	1,142,451
Total		5,471,518
Construction & Engineering 0.6%
Argan, Inc.	20,000	1,181,000
MYR Group, Inc.(a)	4,000	117,440
Total		1,298,440

Columbia Disciplined Small Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.7%
Atkore International Group, Inc.(a)	44,700	932,442
EnerSys	20,120	1,490,087
Generac Holdings, Inc.(a)	37,200	1,288,980
Total		3,711,509
Machinery 3.2%
Alamo Group, Inc.	3,579	304,680
Astec Industries, Inc.	20,100	1,124,997
Chart Industries, Inc.(a)	12,900	443,115
Energy Recovery, Inc.(a)	30,300	229,977
Global Brass & Copper Holdings, Inc.	40,900	1,239,270
Greenbrier Companies, Inc. (The)	31,300	1,385,025
Hillenbrand, Inc.	8,000	285,600
Kadant, Inc.	3,900	299,715
Mueller Industries, Inc.	16,350	462,378
Wabash National Corp.	67,021	1,339,750
Total		7,114,507
Professional Services 1.3%
Huron Consulting Group, Inc.(a)	7,800	324,090
RPX Corp.(a)	97,000	1,284,280
TrueBlue, Inc.(a)	46,800	1,256,580
Total		2,864,950
Road & Rail 0.5%
ArcBest Corp.	62,800	1,180,640
Trading Companies & Distributors 0.8%
Applied Industrial Technologies, Inc.	24,930	1,539,428
Rush Enterprises, Inc., Class A(a)	6,200	222,270
Total		1,761,698
Total Industrials		30,025,027
Information Technology 17.6%
Communications Equipment 0.7%
ADTRAN, Inc.	7,600	146,300
InterDigital, Inc.	5,700	461,700
Netscout Systems, Inc.(a)	23,900	874,740
Total		1,482,740
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 5.3%
Anixter International, Inc.(a)	17,600	1,328,800
Benchmark Electronics, Inc.(a)	44,501	1,437,382
ePlus, Inc.(a)	3,603	283,736
Methode Electronics, Inc.	32,700	1,312,905
Rogers Corp.(a)	12,832	1,362,887
Sanmina Corp.(a)	41,485	1,518,351
Scansource, Inc.(a)	33,400	1,269,200
Tech Data Corp.(a)	16,200	1,570,914
TTM Technologies, Inc.(a)	4,900	79,576
Vishay Intertechnology, Inc.	90,500	1,479,675
Total		11,643,426
Internet Software & Services 2.1%
Bankrate, Inc.(a)	13,900	145,255
j2 Global, Inc.	19,725	1,669,129
LogMeIn, Inc.	17,000	1,887,000
Shutterstock, Inc.(a)	13,900	647,184
WebMD Health Corp.(a)	5,200	291,096
Total		4,639,664
IT Services 2.7%
Convergys Corp.	59,000	1,434,290
EVERTEC, Inc.	81,100	1,338,150
Science Applications International Corp.	5,100	387,549
TeleTech Holdings, Inc.	11,000	468,050
Travelport Worldwide Ltd.	91,500	1,235,250
Unisys Corp.(a)	103,100	1,216,580
Total		6,079,869
Semiconductors & Semiconductor Equipment 4.0%
Amkor Technology, Inc.(a)	118,200	1,340,388
Diodes, Inc.(a)	46,000	1,178,060
Entegris, Inc.(a)	69,200	1,709,240
Rudolph Technologies, Inc.(a)	13,200	315,480
Semtech Corp.(a)	42,100	1,608,220
Synaptics, Inc.(a)	26,330	1,462,895
Xcerra Corp.(a)	118,842	1,153,956
Total		8,768,239

4	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.8%
Aspen Technology, Inc.(a)	29,650	1,813,394
Barracuda Networks, Inc.(a)	57,600	1,262,592
CommVault Systems, Inc.(a)	27,400	1,537,825
Progress Software Corp.	43,500	1,270,200
VASCO Data Security International, Inc.(a)	29,300	401,410
Total		6,285,421
Total Information Technology		38,899,359
Materials 4.5%
Chemicals 2.8%
Chemours Co. LLC (The)	8,500	339,915
Ferro Corp.(a)	57,200	958,672
Innospec, Inc.	22,575	1,444,800
Koppers Holdings, Inc.(a)	11,300	407,365
Quaker Chemical Corp.	2,600	362,414
Rayonier Advanced Materials, Inc.	80,400	1,398,156
Trinseo SA	22,350	1,440,458
Total		6,351,780
Containers & Packaging 0.6%
Greif, Inc., Class A	24,300	1,444,635
Metals & Mining 1.0%
Materion Corp.	33,150	1,133,730
Schnitzer Steel Industries, Inc., Class A	52,600	1,015,180
Total		2,148,910
Paper & Forest Products 0.1%
Clearwater Paper Corp.(a)	3,367	156,060
Total Materials		10,101,385
Real Estate 7.4%
Equity Real Estate Investment Trusts (REITS) 7.4%
Ashford Hospitality Prime, Inc.	104,000	1,000,480
Ashford Hospitality Trust, Inc.	40,900	251,944
CBL & Associates Properties, Inc.	150,500	1,157,345
CorEnergy Infrastructure Trust, Inc.	35,606	1,252,619
DiamondRock Hospitality Co.	46,100	511,249
Four Corners Property Trust, Inc.	10,600	260,972
LaSalle Hotel Properties	6,544	186,177
Lexington Realty Trust	145,800	1,401,138
National Health Investors, Inc.	3,600	271,872
Common Stocks (continued)
Issuer	Shares	Value ($)
PS Business Parks, Inc.	12,630	1,594,916
RLJ Lodging Trust	25,200	512,820
Ryman Hospitality Properties, Inc.	24,500	1,578,045
Sabra Health Care REIT, Inc.	53,000	1,241,790
Select Income REIT	55,300	1,319,458
Summit Hotel Properties, Inc.	82,757	1,481,350
Washington Prime Group, Inc.	158,300	1,207,829
Xenia Hotels & Resorts, Inc.	61,800	1,106,220
Total		16,336,224
Total Real Estate		16,336,224
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.4%
ATN International, Inc.	1,264	82,716
Cogent Communications Holdings, Inc.	3,500	137,900
Consolidated Communications Holdings, Inc.	29,000	577,680
Windstream Holdings, Inc.	23,303	99,038
Total		897,334
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.(a)	9,700	155,879
Total Telecommunication Services		1,053,213
Utilities 3.8%
Electric Utilities 0.6%
Portland General Electric Co.	27,250	1,290,015
Gas Utilities 1.8%
Chesapeake Utilities Corp.	18,570	1,378,822
Northwest Natural Gas Co.	16,950	1,038,188
Southwest Gas Corp.	20,875	1,661,024
Total		4,078,034
Independent Power and Renewable Electricity Producers 0.8%
Atlantica Yield PLC	17,800	371,842
Ormat Technologies, Inc.	24,200	1,440,384
Total		1,812,226
Water Utilities 0.6%
SJW Corp.	28,200	1,354,728
Total Utilities		8,535,003
Total Common Stocks (Cost $188,905,309)		215,541,519

Columbia Disciplined Small Core Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	5,564,869	5,564,869
Total Money Market Funds (Cost $5,564,839)		5,564,869
Total Investments (Cost: $194,470,148)		221,106,388
Other Assets & Liabilities, Net		234,166
Net Assets		221,340,554
At May 31, 2017, securities and/or cash totaling $314,900 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at May 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	3	USD	205,365	06/2017	1,450	—
Russell 2000 Mini	91	USD	6,229,405	06/2017	—	(41,369)
Total			6,434,770		1,450	(41,369)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	4,822,294	64,412,230	(63,669,655)	5,564,869	(194)	29,835	5,564,869
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
194,470,000	36,958,000	(10,322,000)	26,636,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
6	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	27,182,660	—	—	—	27,182,660
Consumer Staples	6,892,466	—	—	—	6,892,466
Energy	6,143,070	—	—	—	6,143,070
Financials	41,228,807	—	—	—	41,228,807
Health Care	29,144,305	—	—	—	29,144,305
Industrials	30,025,027	—	—	—	30,025,027
Information Technology	38,899,359	—	—	—	38,899,359
Materials	10,101,385	—	—	—	10,101,385
Real Estate	16,336,224	—	—	—	16,336,224
Columbia Disciplined Small Core Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Disciplined Small Core Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	1,053,213	—	—	—	1,053,213
Utilities	8,535,003	—	—	—	8,535,003
Total Common Stocks	215,541,519	—	—	—	215,541,519
Money Market Funds	—	—	—	5,564,869	5,564,869
Total Investments	215,541,519	—	—	5,564,869	221,106,388
Derivatives
Asset
Futures Contracts	1,450	—	—	—	1,450
Liability
Futures Contracts	(41,369)	—	—	—	(41,369)
Total	215,501,600	—	—	5,564,869	221,066,469
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
8	Columbia Disciplined Small Core Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Global Dividend Opportunity Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.2%
Issuer	Shares	Value ($)
Australia 5.3%
Amcor Ltd.	618,605	7,046,142
DuluxGroup Ltd.	1,262,392	6,600,936
Goodman Group	1,488,249	9,386,544
Sydney Airport	1,693,677	9,348,582
Total		32,382,204
Brazil 2.0%
Ambev SA	1,024,600	5,905,156
Kroton Educacional SA	1,416,300	6,315,675
Total		12,220,831
Canada 2.9%
Agrium, Inc.	68,804	6,352,673
Suncor Energy, Inc.	91,284	2,857,081
TransCanada Corp.	189,563	8,800,012
Total		18,009,766
Denmark 1.0%
Novo Nordisk A/S, Class B	146,479	6,225,100
Finland 0.8%
Sampo OYJ, Class A	99,928	5,077,251
France 0.9%
BNP Paribas SA	81,571	5,756,368
Germany 6.5%
BASF SE	88,950	8,377,454
Deutsche Telekom AG, Registered Shares	852,889	16,982,187
Drillisch AG	71,948	4,546,279
ProSiebenSat.1 Media AG	230,743	9,796,653
Total		39,702,573
Hong Kong 3.1%
BOC Hong Kong Holdings Ltd.	2,174,000	9,808,151
HKT Trust & HKT Ltd.	7,020,000	9,188,776
Total		18,996,927
Isle of Man 0.8%
GVC Holdings PLC	470,470	4,873,666
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 3.5%
Bridgestone Corp.	239,000	10,041,805
Daiwa Securities Group, Inc.	1,212,000	7,366,272
Japan Hotel REIT Investment Corp.	5,412	3,925,004
Total		21,333,081
Mexico 1.8%
Kimberly-Clark de Mexico SAB de CV	1,735,206	3,430,210
Wal-Mart de Mexico SAB de CV, Class V	3,237,700	7,419,657
Total		10,849,867
Netherlands 3.8%
LyondellBasell Industries NV, Class A	83,441	6,718,669
Unilever NV-CVA	287,290	16,362,261
Total		23,080,930
South Africa 0.4%
SPAR Group Ltd. (The)	197,204	2,570,043
Spain 0.9%
Ferrovial SA	240,733	5,423,419
Switzerland 5.2%
Givaudan SA	4,033	8,273,781
Novartis AG, ADR	156,936	12,832,657
UBS AG	684,628	10,885,624
Total		31,992,062
Taiwan 3.8%
Advanced Semiconductor Engineering, Inc.	3,853,030	4,941,105
Pegatron Corp.	1,778,000	5,473,098
Taiwan Semiconductor Manufacturing Co., Ltd.	1,856,000	12,582,143
Total		22,996,346
United Kingdom 15.7%
AstraZeneca PLC	159,650	10,766,398
BAE Systems PLC	749,261	6,424,642
British American Tobacco PLC	196,791	14,021,618
BT Group PLC	1,666,976	6,648,565
GlaxoSmithKline PLC	303,495	6,661,338
HSBC Holdings PLC, ADR	178,108	7,745,917
Legal & General Group PLC	2,551,550	8,278,041
Moneysupermarket.com Group PLC	1,273,783	5,722,887
National Grid PLC	309,760	4,348,308

Columbia Global Dividend Opportunity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rio Tinto PLC	171,850	6,869,563
Royal Dutch Shell PLC, Class A	426,695	11,545,284
St. James’s Place PLC	453,920	6,860,331
Total		95,892,892
United States 37.8%
AbbVie, Inc.	103,578	6,838,220
AES Corp. (The)	659,805	7,706,522
Altria Group, Inc.	149,830	11,303,175
Ares Capital Corp.	397,442	6,617,409
Cisco Systems, Inc.	440,196	13,879,380
CME Group, Inc.	75,070	8,804,960
Coach, Inc.	196,984	9,102,631
Cypress Semiconductor Corp.	544,762	7,621,220
Dow Chemical Co. (The)	141,896	8,791,876
General Electric Co.	458,161	12,544,448
General Motors Co.	321,273	10,900,793
L Brands, Inc.	165,002	8,514,103
Las Vegas Sands Corp.	125,977	7,449,020
Maxim Integrated Products, Inc.	184,988	8,842,426
Merck & Co., Inc.	71,624	4,663,439
Occidental Petroleum Corp.	151,934	8,953,471
Paychex, Inc.	150,813	8,932,654
Pfizer, Inc.	438,561	14,319,017
PG&E Corp.	66,046	4,516,226
Philip Morris International, Inc.	73,983	8,863,163
QUALCOMM, Inc.	83,114	4,759,939
Common Stocks (continued)
Issuer	Shares	Value ($)
Regal Entertainment Group, Class A	384,050	7,988,240
Reynolds American, Inc.	69,958	4,704,676
Starwood Property Trust, Inc.	400,869	8,827,135
Valero Energy Corp.	131,634	8,091,542
Watsco, Inc.	43,552	6,146,058
Wells Fargo & Co.	215,755	11,033,711
Total		230,715,454
Total Common Stocks (Cost $528,457,819)		588,098,780

Limited Partnerships 2.4%

United States 2.4%
Blackstone Group LP (The)	146,359	4,812,284
Enterprise Products Partners LP	362,404	9,716,051
Total		14,528,335
Total Limited Partnerships (Cost $11,557,259)		14,528,335

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(a),(b)	5,978,364	5,978,364
Total Money Market Funds (Cost $5,978,364)		5,978,364
Total Investments (Cost $545,993,442)		608,605,479
Other Assets & Liabilities, Net		2,611,706
Net Assets		$611,217,185

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	3,530,146	88,782,786	(86,334,568)	5,978,364	722	23,779	5,978,364
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Global Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2017 (Unaudited)
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
545,993,000	81,831,000	(19,219,000)	62,612,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
Columbia Global Dividend Opportunity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Dividend Opportunity Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	32,382,204	—	—	32,382,204
Brazil	12,220,831	—	—	—	12,220,831
Canada	18,009,766	—	—	—	18,009,766
Denmark	—	6,225,100	—	—	6,225,100
Finland	—	5,077,251	—	—	5,077,251
France	—	5,756,368	—	—	5,756,368
Germany	—	39,702,573	—	—	39,702,573
Hong Kong	—	18,996,927	—	—	18,996,927
Isle of Man	—	4,873,666	—	—	4,873,666
Japan	—	21,333,081	—	—	21,333,081
Mexico	10,849,867	—	—	—	10,849,867
Netherlands	6,718,669	16,362,261	—	—	23,080,930
South Africa	—	2,570,043	—	—	2,570,043
Spain	—	5,423,419	—	—	5,423,419
Switzerland	12,832,657	19,159,405	—	—	31,992,062
Taiwan	—	22,996,346	—	—	22,996,346
United Kingdom	7,745,917	88,146,975	—	—	95,892,892
United States	230,715,454	—	—	—	230,715,454
Total Common Stocks	299,093,161	289,005,619	—	—	588,098,780
Limited Partnerships
United States	14,528,335	—	—	—	14,528,335
Total Limited Partnerships	14,528,335	—	—	—	14,528,335
Money Market Funds	—	—	—	5,978,364	5,978,364
Total Investments	313,621,496	289,005,619	—	5,978,364	608,605,479
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Small Cap Growth Fund I, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 17.4%
Auto Components 1.0%
Cooper-Standard Holding, Inc.(a)	37,800	4,082,778
Hotels, Restaurants & Leisure 8.4%
Cheesecake Factory, Inc. (The)	25,900	1,527,582
Extended Stay America, Inc.	200,137	3,642,493
Hilton Grand Vacations, Inc.(a)	114,700	4,102,819
Papa John’s International, Inc.	62,696	5,051,417
Planet Fitness, Inc., Class A	202,041	4,414,596
Red Rock Resorts, Inc., Class A	128,913	3,047,503
Six Flags Entertainment Corp.	139,638	8,431,342
Wingstop, Inc.	169,009	4,818,447
Total		35,036,199
Internet & Direct Marketing Retail 1.1%
Liberty Expedia Holdings, Inc., Class A(a)	84,300	4,397,931
Leisure Products 0.6%
Vista Outdoor, Inc.(a)	111,700	2,343,466
Media 1.7%
Lions Gate Entertainment Corp., Class B(a)	147,720	3,735,839
Nexstar Broadcasting Group, Inc., Class A	60,290	3,448,588
Total		7,184,427
Multiline Retail 2.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	223,100	9,180,565
Specialty Retail 2.4%
Camping World Holdings, Inc., Class A	103,000	2,781,000
Floor & Decor Holdings, Inc.(a)	93,369	3,614,314
Party City Holdco, Inc.(a)	226,222	3,743,974
Total		10,139,288
Total Consumer Discretionary		72,364,654
Consumer Staples 2.4%
Beverages 0.4%
Coca-Cola Bottling Co. Consolidated	8,200	1,867,468
Food & Staples Retailing 0.7%
Sprouts Farmers Market, Inc.(a)	128,780	3,085,569
Food Products 1.0%
Hostess Brands, Inc.(a)	253,300	3,986,942
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.3%
Central Garden & Pet Co.(a)	37,778	1,130,318
Total Consumer Staples		10,070,297
Energy 3.4%
Energy Equipment & Services 2.8%
Matrix Service Co.(a)	334,100	2,722,915
NCS Multistage Holdings, Inc.(a)	74,692	1,959,918
Patterson-UTI Energy, Inc.	119,800	2,554,136
Pioneer Energy Services Corp.(a)	405,600	993,720
US Silica Holdings, Inc.	83,720	3,181,360
Total		11,412,049
Oil, Gas & Consumable Fuels 0.6%
Oasis Petroleum, Inc.(a)	272,000	2,654,720
Total Energy		14,066,769
Financials 4.9%
Banks 2.2%
Ameris Bancorp	92,100	3,992,535
Home Bancshares, Inc.	173,000	4,049,930
Republic First Bancorp, Inc.(a)	114,800	1,015,980
Total		9,058,445
Capital Markets 1.5%
MarketAxess Holdings, Inc.	24,000	4,573,920
Pzena Investment Management, Inc., Class A	175,953	1,525,513
Total		6,099,433
Consumer Finance 0.5%
SLM Corp.(a)	205,600	2,136,184
Thrifts & Mortgage Finance 0.7%
WSFS Financial Corp.	70,600	3,113,460
Total Financials		20,407,522
Health Care 25.5%
Biotechnology 7.7%
ACADIA Pharmaceuticals, Inc.(a)	58,686	1,508,817
Alder Biopharmaceuticals, Inc.(a)	51,835	798,259
Axovant Sciences Ltd.(a)	46,448	993,523
bluebird bio, Inc.(a)	19,922	1,501,123
Clovis Oncology, Inc.(a)	20,100	1,038,366
Curis, Inc.(a)	398,018	680,611

Columbia Small Cap Growth Fund I | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Dynavax Technologies Corp.(a)	148,677	817,723
Exact Sciences Corp.(a)	49,500	1,805,265
Exelixis, Inc.(a)	60,100	1,124,471
Halozyme Therapeutics, Inc.(a)	113,100	1,334,580
Immunogen, Inc.(a)	112,800	520,008
Immunomedics, Inc.(a)	77,000	581,350
Intercept Pharmaceuticals, Inc.(a)	8,500	951,150
Jounce Therapeutics, Inc.(a)	36,003	729,061
Keryx Biopharmaceuticals, Inc.(a)	223,071	1,425,423
Kite Pharma, Inc.(a)	29,100	2,104,512
MacroGenics, Inc.(a)	44,700	793,425
NewLink Genetics Corp.(a)	46,000	586,960
OncoMed Pharmaceuticals, Inc.(a)	130,100	424,126
Ovid Therapeutics, Inc.(a)	65,162	830,815
PTC Therapeutics, Inc.(a)	87,643	1,098,167
Puma Biotechnology, Inc.(a)	29,200	2,233,800
Ra Pharmaceuticals, Inc.(a)	36,444	875,385
Sage Therapeutics, Inc.(a)	17,900	1,183,369
Spark Therapeutics, Inc.(a)	35,061	1,785,657
TESARO, Inc.(a)	18,648	2,784,333
Ultragenyx Pharmaceutical, Inc.(a)	13,859	746,307
vTv Therapeutics, Inc., Class A(a)	151,623	755,082
Total		32,011,668
Health Care Equipment & Supplies 7.6%
Abaxis, Inc.	41,800	2,023,120
ABIOMED, Inc.(a)	44,561	6,124,018
Cantel Medical Corp.	55,500	4,319,010
ICU Medical, Inc.(a)	27,085	4,368,811
Neogen Corp.(a)	85,900	5,436,611
West Pharmaceutical Services, Inc.	98,000	9,507,960
Total		31,779,530
Health Care Providers & Services 1.0%
Chemed Corp.	19,483	3,987,391
Health Care Technology 4.9%
HealthStream, Inc.(a)	74,300	2,070,741
Medidata Solutions, Inc.(a)	130,500	9,288,990
Veeva Systems Inc., Class A(a)	142,900	9,079,866
Total		20,439,597
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.8%
INC Research Holdings, Inc. Class A(a)	73,700	4,189,845
PAREXEL International Corp.(a)	22,300	1,802,286
Pra Health Sciences, Inc.(a)	79,200	5,722,200
Total		11,714,331
Pharmaceuticals 1.5%
Aerie Pharmaceuticals, Inc.(a)	25,293	1,402,497
Medicines Co. (The)(a)	31,000	1,232,870
Nektar Therapeutics(a)	63,100	1,254,428
Pacira Pharmaceuticals, Inc.(a)	48,800	2,166,720
Total		6,056,515
Total Health Care		105,989,032
Industrials 13.6%
Aerospace & Defense 0.7%
Teledyne Technologies, Inc.(a)	23,122	3,040,774
Airlines 1.3%
Copa Holdings SA, Class A	21,400	2,419,056
Hawaiian Holdings, Inc.(a)	60,300	3,021,030
Total		5,440,086
Building Products 1.6%
Gibraltar Industries, Inc.(a)	90,128	2,802,981
Masonite International Corp.(a)	53,900	3,969,735
Total		6,772,716
Commercial Services & Supplies 3.1%
ARC Document Solutions, Inc.(a)	499,289	1,652,647
Casella Waste Systems, Inc., Class A(a)	211,400	2,963,828
Deluxe Corp.	57,000	3,885,120
Heritage-Crystal Clean, Inc.(a)	285,770	4,357,992
Total		12,859,587
Electrical Equipment 0.6%
Generac Holdings, Inc.(a)	66,676	2,310,323
Machinery 4.2%
Mueller Water Products, Inc., Class A	321,600	3,595,488
Proto Labs, Inc.(a)	54,200	3,468,800
Sun Hydraulics Corp.	158,900	6,799,331
Terex Corp.	102,700	3,366,506
Total		17,230,125

2	Columbia Small Cap Growth Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.2%
Wageworks, Inc.(a)	73,000	5,164,750
Road & Rail 0.5%
Saia, Inc.(a)	43,800	2,023,560
Trading Companies & Distributors 0.4%
H&E Equipment Services, Inc.	82,600	1,642,914
Total Industrials		56,484,835
Information Technology 24.2%
Electronic Equipment, Instruments & Components 1.2%
Coherent, Inc.(a)	20,300	5,037,445
Internet Software & Services 5.4%
Coupa Software, Inc.(a)	110,567	3,783,603
Match Group, Inc.(a)	359,935	7,011,534
Shopify, Inc., Class A(a)	52,500	4,822,650
Stamps.com, Inc.(a)	24,400	3,364,760
Wix.com Ltd.(a)	46,200	3,404,940
Total		22,387,487
IT Services 3.4%
EPAM Systems, Inc.(a)	48,329	4,053,837
Euronet Worldwide, Inc.(a)	87,802	7,658,968
Square, Inc., Class A(a)	93,100	2,140,369
Total		13,853,174
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc.(a)	385,100	4,309,269
Entegris, Inc.(a)	91,900	2,269,930
MACOM Technology Solutions Holdings, Inc.(a)	55,600	3,389,932
Nanometrics, Inc.(a)	89,400	2,485,320
Xperi Corp.	69,300	2,124,045
Total		14,578,496
Software 10.7%
Blackbaud, Inc.	102,600	8,488,098
CyberArk Software Ltd.(a)	51,658	2,531,758
Ellie Mae, Inc.(a)	36,300	3,977,028
Everbridge, Inc.(a)	184,400	4,768,584
Common Stocks (continued)
Issuer	Shares	Value ($)
Fair Isaac Corp.	63,500	8,423,910
Paycom Software, Inc.(a)	157,613	10,314,195
RealPage, Inc.(a)	78,100	2,702,260
Take-Two Interactive Software, Inc.(a)	43,300	3,322,842
Total		44,528,675
Total Information Technology		100,385,277
Materials 1.8%
Chemicals 1.8%
GCP Applied Technologies(a)	124,900	3,759,490
Ingevity Corp.(a)	27,100	1,600,797
Intrepid Potash, Inc.(a)	899,731	1,925,424
Total		7,285,711
Total Materials		7,285,711
Real Estate 5.0%
Equity Real Estate Investment Trusts (REITS) 5.0%
Coresite Realty Corp.	71,700	7,548,576
DuPont Fabros Technology, Inc.	70,700	3,862,341
QTS Realty Trust Inc., Class A	82,900	4,329,038
STORE Capital Corp.	239,604	4,883,130
Total		20,623,085
Total Real Estate		20,623,085
Total Common Stocks (Cost $354,139,838)		407,677,182

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	1,468,061	1,468,061
Total Money Market Funds (Cost $1,468,061)		1,468,061
Total Investments (Cost: $355,607,899)		409,145,243
Other Assets & Liabilities, Net		6,052,740
Net Assets		415,197,983

Columbia Small Cap Growth Fund I | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	15,636,168	178,824,117	(192,992,224)	1,468,061	(122)	42,125	1,468,061
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
355,608,000	71,046,000	(17,509,000)	53,537,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Small Cap Growth Fund I | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund I, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	72,364,654	—	—	—	72,364,654
Consumer Staples	10,070,297	—	—	—	10,070,297
Energy	14,066,769	—	—	—	14,066,769
Financials	20,407,522	—	—	—	20,407,522
Health Care	105,989,032	—	—	—	105,989,032
Industrials	56,484,835	—	—	—	56,484,835
Information Technology	100,385,277	—	—	—	100,385,277
Materials	7,285,711	—	—	—	7,285,711
Real Estate	20,623,085	—	—	—	20,623,085
Total Common Stocks	407,677,182	—	—	—	407,677,182
Money Market Funds	—	—	—	1,468,061	1,468,061
Total Investments	407,677,182	—	—	1,468,061	409,145,243
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small Cap Growth Fund I | Quarterly Report 2017	5

Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.4%
Issuer	Shares	Value ($)
Cayman Islands 1.6%
Ichor Holdings Ltd.(a)	260,000	6,104,800
SMART Global Holdings, Inc.(a)	175,000	2,292,500
Weibo Corp., ADR(a)	41,275	3,034,951
Total		11,432,251
China 3.9%
Alibaba Group Holding Ltd., ADR(a)	81,382	9,966,040
Baidu, Inc., ADR(a)	24,524	4,563,916
Ctrip.com International Ltd., ADR(a)	51,266	2,801,687
NetEase, Inc., ADR	13,122	3,736,883
Tencent Holdings Ltd.	223,000	7,663,924
Total		28,732,450
Finland 0.3%
Nokia OYJ, ADR	351,639	2,222,359
Guernsey 0.7%
Amdocs Ltd.	81,485	5,278,598
Israel 1.4%
Check Point Software Technologies Ltd.(a)	49,091	5,500,646
CyberArk Software Ltd.(a)	44,575	2,184,621
Orbotech Ltd.(a)	78,673	2,807,053
Total		10,492,320
Japan 0.4%
Keyence Corp.	6,500	2,949,520
Netherlands 2.8%
ASML Holding NV	44,793	5,912,227
NXP Semiconductors NV(a)	91,805	10,089,370
STMicroelectronics NV, Registered Shares	300,000	4,941,000
Total		20,942,597
Singapore 3.4%
Broadcom Ltd.	91,609	21,938,523
Flex Ltd.(a)	203,957	3,520,298
Total		25,458,821
South Africa 0.2%
MiX Telematics Ltd., ADR	196,462	1,324,154
South Korea 1.0%
Samsung Electronics Co., Ltd.	3,542	7,054,613
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 1.2%
TE Connectivity Ltd.	59,833	4,717,832
VAT Group AG	32,450	4,017,093
Total		8,734,925
Taiwan 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	273,026	9,654,200
United Kingdom 0.1%
Alfa Financial Software Holdings PLC(a)	159,055	840,231
United States 80.1%
Accenture PLC, Class A	51,531	6,414,064
Activision Blizzard, Inc.	186,277	10,912,107
Adobe Systems, Inc.(a)	61,083	8,665,234
Advanced Micro Devices, Inc.(a)	313,389	3,506,823
Akamai Technologies, Inc.(a)	50,517	2,381,877
Alphabet, Inc., Class A(a)	36,215	35,747,464
Amazon.com, Inc.(a)	28,863	28,707,717
Amphenol Corp., Class A	92,432	6,895,427
Analog Devices, Inc.	61,852	5,304,428
ANSYS, Inc.(a)	13,007	1,643,174
Apple, Inc.	285,094	43,550,959
Applied Materials, Inc.	284,874	13,070,019
Applied Optoelectronics, Inc.(a)	21,961	1,533,317
Autodesk, Inc.(a)	53,067	5,931,299
Automatic Data Processing, Inc.	32,539	3,331,017
Blackhawk Network Holdings, Inc.(a)	4,472	193,861
CA, Inc.	42,454	1,348,764
Cavium, Inc.(a)	26,935	1,965,447
CDK Global, Inc.	16,905	1,038,981
CDW Corp.	62,528	3,762,935
Cisco Systems, Inc.	277,176	8,739,359
Citrix Systems, Inc.(a)	33,868	2,795,465
Cognizant Technology Solutions Corp., Class A	73,685	4,930,263
Comcast Corp., Class A	191,476	7,982,634
Corning, Inc.	209,044	6,083,180
DXC Technology Co.(a)	50,114	3,884,837
eBay, Inc.(a)	103,526	3,550,942
Electronic Arts, Inc.(a)	62,124	7,040,513
Equinix, Inc.	8,241	3,634,363

Columbia Global Technology Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Expedia, Inc.	20,965	3,014,348
Facebook, Inc., Class A(a)	172,041	26,057,330
Fidelity National Information Services, Inc.	61,327	5,266,149
Fiserv, Inc.(a)	45,872	5,746,844
FleetCor Technologies, Inc.(a)	28,831	4,160,025
Gartner, Inc.(a)	34,314	4,103,954
Global Payments, Inc.	7,094	649,881
Guidewire Software, Inc.(a)	39,659	2,634,151
Harris Corp.	50,785	5,696,046
HP, Inc.	356,930	6,696,007
Intel Corp.	181,859	6,566,929
International Business Machines Corp.	13,523	2,064,015
Intuit, Inc.	49,444	6,953,804
Juniper Networks, Inc.	73,491	2,155,491
KLA-Tencor Corp.	54,550	5,673,200
Lam Research Corp.	133,290	20,682,609
Lattice Semiconductor Corp.(a)	228,462	1,587,811
MasterCard, Inc., Class A	60,149	7,391,109
Maxim Integrated Products, Inc.	174,514	8,341,769
Microchip Technology, Inc.	113,626	9,465,046
Micron Technology, Inc.(a)	447,637	13,773,791
Microsemi Corp.(a)	61,750	3,032,543
Microsoft Corp.	317,364	22,164,702
Motorola Solutions, Inc.	63,280	5,288,310
NetApp, Inc.	74,531	3,017,760
Netflix, Inc.(a)	27,896	4,549,001
Nuance Communications, Inc.(a)	223,368	4,134,542
NVIDIA Corp.	97,593	14,087,550
Oracle Corp.	153,980	6,989,152
PayPal Holdings, Inc.(a)	110,848	5,787,374
Power Integrations, Inc.	30,750	2,058,713
Priceline Group, Inc. (The)(a)	4,093	7,682,929
PTC, Inc.(a)	27,067	1,558,518
QUALCOMM, Inc.	64,629	3,701,303
Red Hat, Inc.(a)	47,713	4,273,653
Sabre Corp.	121,266	2,719,996
Salesforce.com, Inc.(a)	118,913	10,659,361
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp(a)	20,703	2,860,741
Science Applications International Corp.	24,407	1,854,688
Seagate Technology PLC	60,802	2,649,143
ServiceNow, Inc.(a)	52,325	5,475,811
Silicon Laboratories, Inc.(a)	34,447	2,576,636
Skyworks Solutions, Inc.	75,652	8,051,642
Splunk, Inc.(a)	77,171	4,725,952
Symantec Corp.	111,970	3,393,811
Synopsys, Inc.(a)	120,655	9,033,440
Texas Instruments, Inc.	104,813	8,646,024
Total System Services, Inc.	120,807	7,194,057
Trimble Navigation Ltd.(a)	50,741	1,828,706
Vantiv, Inc., Class A(a)	58,221	3,651,621
VeriSign, Inc.(a)	47,894	4,318,123
Visa, Inc., Class A	166,903	15,894,173
VMware, Inc., Class A(a)	31,915	3,100,542
Western Digital Corp.	122,565	11,038,204
Workday, Inc., Class A(a)	26,186	2,618,076
Xilinx, Inc.	97,591	6,510,296
Zendesk, Inc.(a)	81,226	2,110,251
Total		592,464,123
Total Common Stocks (Cost $465,595,732)		727,581,162

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	13,506,838	13,506,838
Total Money Market Funds (Cost $13,506,483)		13,506,838
Total Investments (Cost $479,102,215)		741,088,000
Other Assets & Liabilities, Net		(1,503,828)
Net Assets		$739,584,172

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

2	Columbia Global Technology Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2017 (Unaudited)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	6,995,170	119,712,705	(113,201,037)	13,506,838	21	39,087	13,506,838
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
479,102,000	263,719,000	(1,733,000)	261,986,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Global Technology Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Cayman Islands	11,432,251	—	—	—	11,432,251
China	21,068,526	7,663,924	—	—	28,732,450
Finland	2,222,359	—	—	—	2,222,359
Guernsey	5,278,598	—	—	—	5,278,598
Israel	10,492,320	—	—	—	10,492,320
Japan	—	2,949,520	—	—	2,949,520
Netherlands	20,942,597	—	—	—	20,942,597
Singapore	25,458,821	—	—	—	25,458,821
South Africa	1,324,154	—	—	—	1,324,154
South Korea	—	7,054,613	—	—	7,054,613
Switzerland	4,717,832	4,017,093	—	—	8,734,925
Taiwan	9,654,200	—	—	—	9,654,200
United Kingdom	—	840,231	—	—	840,231
United States	592,464,123	—	—	—	592,464,123
Total Common Stocks	705,055,781	22,525,381	—	—	727,581,162
Money Market Funds	—	—	—	13,506,838	13,506,838
Total Investments	705,055,781	22,525,381	—	13,506,838	741,088,000
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Technology Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Balanced Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2012-5 Class A
09/15/2019	1.540%	8,035,000	8,038,240
American Credit Acceptance Receivables Trust(a)
Series 2015-3 Class A
09/12/2019	1.950%	947,326	947,337
Series 2016-1A Class A
05/12/2020	2.370%	347,457	347,713
Series 2016-3 Class A
11/12/2020	1.700%	2,590,054	2,587,017
Series 2016-4 Class A
06/12/2020	1.500%	6,398,836	6,394,573
ARI Fleet Lease Trust(a)
Series 2015-A Class A2
11/15/2018	1.110%	465,813	465,073
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/2019	1.920%	100,000	99,992
Series 2016-2A Class A
11/20/2022	2.720%	4,100,000	4,074,446
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	2,184,164	2,182,863
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/2019	1.330%	196,579	196,546
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	528,174	527,940
CCG Receivables Trust(a)
Series 2015-1 Class A2
11/14/2018	1.460%	2,567,357	2,563,295
Chesapeake Funding II LLC(a)
Series 2016-1A Class A1
03/15/2028	2.110%	4,065,910	4,068,987
Series 2016-2A Class A1
06/15/2028	1.880%	5,850,000	5,851,788
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	11,200,000	11,189,130
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	2,072,361	2,076,144
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	323,895	322,302
DT Auto Owner Trust(a)
Series 2016-1A Class A
09/16/2019	2.000%	292,324	292,397
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-4A Class A
11/15/2019	1.440%	3,758,963	3,753,546
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/2019	1.600%	20,508	20,507
Series 2015-2A Class A
11/15/2019	1.540%	383,358	383,323
Series 2015-3A Class A
03/16/2020	2.000%	989,767	990,184
Series 2016-1A Class A
07/15/2020	2.350%	1,283,834	1,283,869
Series 2016-3A Class A
11/16/2020	1.840%	2,486,066	2,480,165
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	15,400,000	15,644,403
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/2020	1.420%	9,250,000	9,247,987
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	7,800,000	7,828,490
Series 2017-1 Class A1
05/15/2022	2.070%	10,000,000	9,998,283
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	2,500,000	2,500,387
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	5,120,000	5,132,884
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/2028	1.394%	321,631	321,653
Hertz Vehicle Financing LLC(a)
Series 2016-3A Class A
07/25/2020	2.270%	14,055,000	13,984,641
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	643,988	640,574
Series 2014-AA Class A
11/25/2026	1.770%	1,083,456	1,064,669
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	2,300,000	2,300,850
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	5,500,000	5,499,782

Columbia Balanced Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	3,525,000	3,505,653
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	2,589,215	2,572,150
Series 2016-1A Class A
12/20/2033	2.250%	4,421,874	4,343,188
Navient Private Education Loan Trust(a),(b)
Series 2015-AA Class A1
12/15/2021	1.489%	10,248	10,248
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	3,860,000	3,853,218
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	1,355,878	1,348,115
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	881,033	882,502
PFS Tax Lien Trust(a)
Series 2014-1 Class NOTE
05/15/2029	1.440%	177,256	175,892
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	4,378,853	4,378,117
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	4,626,901	4,684,838
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	5,427,265	5,351,763
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	4,888,560	4,986,440
SLM Private Education Loan Trust(a),(b)
Series 2014-A Class A1
07/15/2022	1.589%	122,604	122,585
SLM Student Loan Trust(b)
Series 2005-4 Class A3
01/25/2027	1.276%	10,833,855	10,764,617
SMART ABS Trust
Series 2015-1US Class A3A
09/14/2018	1.500%	975,290	974,212
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/2023	1.689%	231,546	231,561
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	421,693	420,913
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	8,855,000	8,820,844
Series 2016-2A Class A
05/20/2021	1.680%	11,540,000	11,543,352
Series 2017-1A Class A
09/20/2021	2.060%	5,150,000	5,188,571
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	5,549,036	5,544,719
Total Asset-Backed Securities — Non-Agency (Cost $214,855,810)			215,005,478

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal National Mortgage Association
Series 2006-M2 Class A2A
10/25/2032	5.271%	1,649,031	1,750,852
Government National Mortgage Association(b)
CMO Series 2015-71 Class DA
09/16/2049	2.161%	8,431,039	8,388,562
Government National Mortgage Association
Series 2011-161 Class A
01/16/2034	1.738%	214,880	214,664
Series 2012-111 Class AC
04/16/2047	2.211%	75,151	75,116
Series 2012-25 Class A
11/16/2042	2.575%	1,437,795	1,444,048
Series 2012-45 Class A
03/16/2040	2.830%	137,732	138,080
Series 2012-55 Class A
08/16/2033	1.704%	366,943	366,392
Series 2012-58 Class A
01/16/2040	2.500%	662,211	664,350
Series 2012-9 Class A
05/16/2039	3.220%	13,596	13,586
Series 2013-105 Class A
02/16/2037	1.705%	4,274,930	4,202,976
Series 2013-118 Class AB
06/16/2036	2.000%	2,055,515	2,052,060
Series 2013-12 Class A
10/16/2042	1.410%	4,335,075	4,253,258
Series 2013-126 Class AB
04/16/2038	1.540%	6,136,683	6,070,900
Series 2013-138 Class A
08/16/2035	2.150%	4,681,771	4,673,164

2	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-146 Class AH
08/16/2040	2.000%	1,718,117	1,711,151
Series 2013-17 Class AH
10/16/2043	1.558%	1,233,840	1,208,220
Series 2013-179 Class A
07/16/2037	1.800%	2,165,285	2,132,905
Series 2013-194 Class AB
05/16/2038	2.250%	1,293,395	1,289,708
Series 2013-2 Class AB
12/16/2042	1.600%	832,147	826,157
Series 2013-30 Class A
05/16/2042	1.500%	2,355,809	2,313,294
Series 2013-32 Class AB
01/16/2042	1.900%	2,369,926	2,341,901
Series 2013-33 Class A
07/16/2038	1.061%	3,681,320	3,600,691
Series 2013-40 Class A
10/16/2041	1.511%	1,342,528	1,321,238
Series 2013-50 Class AH
06/16/2039	2.100%	1,561,370	1,556,373
Series 2013-57 Class A
06/16/2037	1.350%	4,224,183	4,135,959
Series 2013-61 Class A
01/16/2043	1.450%	1,749,126	1,702,555
Series 2013-73 Class AE
01/16/2039	1.350%	6,254,854	6,159,634
Series 2013-78 Class AB
07/16/2039	1.624%	1,674,920	1,648,550
Series 2014-103 Class AB
06/16/2053	1.742%	2,099,718	2,117,036
Series 2014-109 Class A
01/16/2046	2.325%	4,321,645	4,321,151
Series 2014-135 Class AD
08/16/2045	2.400%	3,076,125	3,083,441
Series 2014-138 Class A
01/16/2044	2.700%	1,402,656	1,412,469
Series 2014-148 Class A
11/16/2043	2.650%	2,055,110	2,070,544
Series 2014-169 Class A
11/16/2042	2.600%	1,655,270	1,663,084
Series 2014-24 Class BA
07/16/2038	2.100%	2,586,547	2,580,405
Series 2014-33 Class A
08/16/2039	2.300%	1,035,974	1,034,935
Series 2014-64 Class A
02/16/2045	2.200%	1,736,880	1,736,063
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-67 Class AE
05/16/2039	2.150%	693,908	699,089
Series 2015-109 Class A
02/16/2040	2.528%	7,108,253	7,128,617
Series 2015-21 Class A
11/16/2042	2.600%	3,733,918	3,753,515
Series 2015-33 Class AH
02/16/2045	2.650%	1,012,973	1,018,972
Series 2015-5 Class KA
11/16/2039	2.500%	4,178,358	4,178,523
Series 2015-78 Class A
06/16/2040	2.918%	4,293,804	4,332,663
Series 2015-85 Class AF
05/16/2044	2.400%	5,313,996	5,330,116
Series 2015-98 Class AE
04/16/2041	2.100%	2,898,197	2,883,343
Series 2016-39 Class AG
01/16/2043	2.300%	7,519,300	7,503,226
Total Commercial Mortgage-Backed Securities - Agency (Cost $124,602,116)			123,103,536

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	3,536,207	3,652,733
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,903,297	3,058,110
Series 2014-SFR3 Class A
12/17/2036	3.678%	3,400,816	3,560,018
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,651,746	2,783,258
Americold 2010 LLC Trust(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	191,300	197,615
Bear Stearns Commercial Mortgage Securities Trust(b)
Series 2007-PW17 Class A4
06/11/2050	5.694%	2,970,080	2,985,619
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T28 Class A4
09/11/2042	5.742%	236,696	237,576
CD Mortgage Trust
Series 2007-CD5 Class A4
11/15/2044	5.886%	950,044	951,226
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A1
05/10/2058	1.501%	2,757,202	2,739,546

Columbia Balanced Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	10,734,924	10,805,955
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	2,341,194	2,330,042
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14 Class A2
02/10/2047	3.147%	10,105,000	10,304,129
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	16,192,000	16,243,541
Series 2013-CR8 Class A5
06/10/2046	3.612%	10,380,000	10,911,032
Series 2013-LC13 Class A2
08/10/2046	3.009%	9,300,000	9,453,972
Series 2014-CR18 Class A2
07/15/2047	2.924%	3,100,000	3,165,413
Series 2015-CR23 Class A2
05/10/2048	2.852%	4,250,000	4,353,113
CSAIL Commercial Mortgage Trust
Series 2016-C5 Class A1
11/15/2048	1.747%	2,864,023	2,856,132
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	150,000	162,037
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	116,473	122,770
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A1A
12/10/2049	5.704%	441,466	443,653
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19 Class A2
04/15/2047	3.046%	4,000,000	4,089,126
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	300,000	322,023
Series 2010-CNTR Class A2
08/05/2032	4.311%	450,000	473,125
Series 2011-C3 Class A4
02/15/2046	4.717%	450,000	483,728
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09/15/2045	5.866%	2,744,217	2,772,584
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	300,000	326,586
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	5,625,000	5,661,908
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A2
12/10/2045	1.712%	10,384,030	10,385,158
Series 2012-C4 Class A5
12/10/2045	2.850%	13,125,000	13,284,729
Series 2013-C5 Class A3
03/10/2046	2.920%	2,000,000	2,033,582
Series 2013-C5 Class A4
03/10/2046	3.185%	10,651,000	10,950,721
Wachovia Bank Commercial Mortgage Trust(b)
Series 2006-C26 Class A1A
06/15/2045	6.009%	100,089	99,880
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	5,310,000	5,410,198
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $147,768,891)			147,610,838

Common Stocks 59.5%
Issuer	Shares	Value ($)
Consumer Discretionary 8.5%
Hotels, Restaurants & Leisure 2.2%
Marriott International, Inc., Class A	235,310	25,331,121
McDonald’s Corp.	390,155	58,870,488
Royal Caribbean Cruises Ltd.	148,430	16,354,017
Starbucks Corp.	743,560	47,297,852
Total		147,853,478
Household Durables 0.3%
Newell Brands, Inc.	413,470	21,893,236
Internet & Direct Marketing Retail 0.8%
Expedia, Inc.	244,610	35,170,026
Liberty Interactive Corp., Class A(c)	793,265	18,609,997
Total		53,780,023
Media 2.3%
Comcast Corp., Class A	3,017,812	125,812,582
Walt Disney Co. (The)	290,525	31,359,269
Total		157,171,851
Multiline Retail 0.3%
Dollar General Corp.	291,860	21,419,605

4	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.3%
Lowe’s Companies, Inc.	1,085,022	85,467,183
Michaels Companies, Inc. (The)(c)	334,827	6,472,206
Total		91,939,389
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	998,180	46,125,898
PVH Corp.	373,421	39,563,955
Total		85,689,853
Total Consumer Discretionary		579,747,435
Consumer Staples 4.5%
Beverages 1.0%
PepsiCo, Inc.	577,923	67,541,861
Food & Staples Retailing 1.0%
CVS Health Corp.	274,041	21,054,570
Kroger Co. (The)	1,248,500	37,180,330
Walgreens Boots Alliance, Inc.	124,516	10,088,286
Total		68,323,186
Food Products 0.5%
Kellogg Co.	462,000	33,079,200
Tobacco 2.0%
Philip Morris International, Inc.	1,153,930	138,240,814
Total Consumer Staples		307,185,061
Energy 3.9%
Energy Equipment & Services 0.7%
Halliburton Co.	1,008,814	45,588,305
Oil, Gas & Consumable Fuels 3.2%
Canadian Natural Resources Ltd.	1,586,524	45,787,082
Chevron Corp.	521,716	53,987,172
ConocoPhillips	949,029	42,412,106
Exxon Mobil Corp.	940,130	75,680,465
Total		217,866,825
Total Energy		263,455,130
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.0%
Banks 4.8%
Citigroup, Inc.	1,977,177	119,698,296
JPMorgan Chase & Co.	1,375,363	112,986,070
Wells Fargo & Co.	1,815,971	92,868,757
Total		325,553,123
Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	1,781,591	83,948,568
BlackRock, Inc.	26,085	10,675,025
Invesco Ltd.	294,074	9,322,146
Morgan Stanley	1,407,875	58,764,703
S&P Global, Inc.	113,885	16,263,917
Total		178,974,359
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(c)	731,930	120,973,390
Insurance 0.8%
Aon PLC	406,977	53,277,359
Total Financials		678,778,231
Health Care 8.5%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc.(c)	124,670	12,221,400
Biogen, Inc.(c)	78,145	19,361,987
Celgene Corp.(c)	344,437	39,407,037
Vertex Pharmaceuticals, Inc.(c)	144,585	17,870,706
Total		88,861,130
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	937,361	42,799,903
Medtronic PLC	378,344	31,886,832
Zimmer Biomet Holdings, Inc.	252,670	30,120,791
Total		104,807,526
Health Care Providers & Services 2.2%
Anthem, Inc.	267,325	48,746,714
Cardinal Health, Inc.	510,896	37,954,464
CIGNA Corp.	379,984	61,264,820
Total		147,965,998

Columbia Balanced Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.4%
Allergan PLC	139,880	31,298,150
Bristol-Myers Squibb Co.	500,200	26,985,790
Johnson & Johnson	846,270	108,534,128
Pfizer, Inc.	2,005,940	65,493,941
Total		232,312,009
Total Health Care		573,946,663
Industrials 5.2%
Air Freight & Logistics 1.3%
FedEx Corp.	458,067	88,791,707
Building Products 0.4%
Johnson Controls International PLC	640,917	26,764,694
Commercial Services & Supplies 0.1%
Stericycle, Inc.(c)	99,910	8,169,641
Electrical Equipment 0.4%
Eaton Corp. PLC	351,918	27,231,415
Industrial Conglomerates 2.6%
General Electric Co.	2,778,085	76,063,967
Honeywell International, Inc.	733,098	97,494,703
Total		173,558,670
Professional Services 0.4%
Nielsen Holdings PLC	778,910	29,972,457
Total Industrials		354,488,584
Information Technology 14.3%
Communications Equipment 0.2%
Palo Alto Networks, Inc.(c)	88,845	10,536,128
Internet Software & Services 4.6%
Alphabet, Inc., Class A(c)	62,939	62,126,458
Alphabet, Inc., Class C(c)	128,118	123,615,933
Facebook, Inc., Class A(c)	850,145	128,762,962
Total		314,505,353
IT Services 2.2%
Fidelity National Information Services, Inc.	554,180	47,587,437
FleetCor Technologies, Inc.(c)	41,073	5,926,423
MasterCard, Inc., Class A	594,009	72,991,826
Total System Services, Inc.	407,190	24,248,164
Total		150,753,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Ltd.	361,165	86,491,794
Software 3.0%
Activision Blizzard, Inc.	899,230	52,676,893
Electronic Arts, Inc.(c)	223,732	25,355,548
Microsoft Corp.	1,784,394	124,622,077
Total		202,654,518
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	1,333,860	203,760,454
Total Information Technology		968,702,097
Materials 1.3%
Chemicals 0.9%
Sherwin-Williams Co. (The)	175,633	58,269,761
Containers & Packaging 0.4%
Ball Corp.	288,915	11,816,623
Sealed Air Corp.	373,735	16,601,309
Total		28,417,932
Total Materials		86,687,693
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	496,453	65,129,669
Total Real Estate		65,129,669
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	1,958,900	75,476,417
Verizon Communications, Inc.	584,189	27,246,575
Total		102,722,992
Total Telecommunication Services		102,722,992
Utilities 0.8%
Electric Utilities 0.8%
Edison International	181,901	14,837,665
Southern Co. (The)	836,910	42,356,015
Total		57,193,680
Total Utilities		57,193,680
Total Common Stocks (Cost $3,114,432,302)		4,038,037,235

6	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes 12.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	5,548,000	5,768,749
Bombardier, Inc.(a)
12/01/2021	8.750%	259,000	288,296
L-3 Communications Corp.
12/15/2026	3.850%	6,500,000	6,712,121
Lockheed Martin Corp.
05/15/2036	4.500%	7,350,000	8,033,227
TransDigm, Inc.
10/15/2020	5.500%	4,000	4,104
05/15/2025	6.500%	663,000	684,597
06/15/2026	6.375%	324,000	329,488
TransDigm, Inc.(a)
05/15/2025	6.500%	102,000	105,190
Total			21,925,772
Automotive 0.1%
Ford Motor Co.
12/08/2026	4.346%	8,640,000	8,818,572
Gates Global LLC/Co.(a)
07/15/2022	6.000%	390,000	397,829
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	173,000	174,914
ZF North America Capital, Inc.(a)
04/29/2025	4.750%	160,000	167,629
Total			9,558,944
Banking 2.4%
Ally Financial, Inc.
05/19/2022	4.625%	153,000	156,738
09/30/2024	5.125%	82,000	85,075
03/30/2025	4.625%	297,000	297,958
Bank of America Corp.
01/24/2022	5.700%	13,000,000	14,699,295
Bank of New York Mellon Corp. (The)
04/15/2021	2.500%	5,000,000	5,061,555
Barclays Bank PLC
05/15/2024	3.750%	4,500,000	4,683,312
BB&T Corp.(b)
05/01/2019	1.700%	6,625,000	6,651,580
Capital One Financial Corp.
03/09/2027	3.750%	8,675,000	8,692,845
Citigroup, Inc.
10/21/2026	3.200%	11,675,000	11,358,864
Credit Suisse AG
09/09/2024	3.625%	4,500,000	4,659,651
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Financial Services
02/09/2027	4.100%	6,500,000	6,573,691
Fifth Third Bancorp
03/15/2022	3.500%	5,775,000	6,012,601
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	12,000,000	12,494,004
HSBC Holdings PLC
05/25/2026	3.900%	8,265,000	8,545,365
Huntington National Bank (The)
06/30/2018	2.000%	4,640,000	4,655,326
ING Bank NV(a),(b)
03/22/2019	2.286%	7,300,000	7,396,126
JPMorgan Chase & Co.
08/15/2021	4.350%	12,375,000	13,301,974
Morgan Stanley
01/20/2027	3.625%	11,260,000	11,356,982
PNC Bank NA
Subordinated
01/30/2023	2.950%	4,300,000	4,367,613
Regions Financial Corp.
02/08/2021	3.200%	5,695,000	5,830,051
State Street Corp.
11/20/2023	3.700%	5,000,000	5,299,245
Toronto-Dominion Bank (The)
07/02/2019	2.125%	5,270,000	5,298,469
U.S. Bancorp
Subordinated
04/27/2026	3.100%	5,400,000	5,383,670
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	10,000,000	10,258,910
Total			163,120,900
Brokerage/Asset Managers/Exchanges 0.0%
NPF Corp.(a)
07/15/2021	9.000%	121,000	127,078
Building Materials 0.0%
Allegion PLC
09/15/2023	5.875%	247,000	266,868
Allegion US Holding Co., Inc.
10/01/2021	5.750%	76,000	79,197
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	359,000	381,137
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	491,000	531,613

Columbia Balanced Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc.(a)
12/15/2021	5.250%	336,000	353,980
04/15/2024	5.750%	74,000	78,891
US Concrete, Inc.
06/01/2024	6.375%	253,000	264,963
US Concrete, Inc.(a)
06/01/2024	6.375%	152,000	158,860
Total			2,115,509
Cable and Satellite 0.3%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	251,000	263,133
05/15/2026	5.500%	527,000	551,345
CCO Holdings LLC/Capital Corp.(a)
05/01/2023	5.125%	4,000	4,205
04/01/2024	5.875%	397,000	426,170
05/01/2025	5.375%	262,000	277,251
02/15/2026	5.750%	434,000	464,018
05/01/2026	5.500%	8,000	8,460
05/01/2027	5.875%	70,000	74,542
Cequel Communications Holdings I LLC/Capital Corp.(a)
07/15/2025	7.750%	195,000	217,457
CSC Holdings LLC
06/01/2024	5.250%	485,000	495,247
CSC Holdings LLC(a)
10/15/2025	6.625%	208,000	228,790
10/15/2025	10.875%	554,000	674,037
DISH DBS Corp.
11/15/2024	5.875%	669,000	712,973
07/01/2026	7.750%	469,000	550,489
NBCUniversal Media LLC
04/01/2041	5.950%	4,450,000	5,620,403
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	116,000	118,706
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	184,000	189,118
07/15/2026	5.375%	221,000	226,318
Sky PLC(a)
11/26/2022	3.125%	5,210,000	5,315,945
09/16/2024	3.750%	810,000	834,700
Time Warner Cable LLC
05/01/2037	6.550%	2,435,000	2,915,184
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	646,000	670,047
Videotron Ltd.
07/15/2022	5.000%	293,000	312,564
Videotron Ltd./Ltee(a)
04/15/2027	5.125%	185,000	190,797
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
01/15/2025	5.750%	519,000	530,210
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	249,000	253,317
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	385,000	389,669
Total			22,515,095
Chemicals 0.4%
Angus Chemical Co.(a)
02/15/2023	8.750%	109,000	112,974
Atotech USA, Inc.(a)
02/01/2025	6.250%	440,000	448,939
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	267,000	273,935
Celanese U.S. Holdings LLC
11/15/2022	4.625%	6,950,000	7,551,578
Chemours Co. (The)
05/15/2023	6.625%	215,000	230,311
05/15/2025	7.000%	259,000	286,094
05/15/2027	5.375%	61,000	63,589
Dow Chemical Co. (The)
11/01/2029	7.375%	1,103,000	1,510,394
Eastman Chemical Co.
01/15/2020	2.700%	5,000,000	5,079,295
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	161,000	169,561
INEOS Group Holdings SA(a)
08/01/2024	5.625%	418,000	430,084
Koppers, Inc.(a)
02/15/2025	6.000%	84,000	88,169
LYB International Finance BV
03/15/2044	4.875%	6,000,000	6,343,290
Olin Corp.
09/15/2027	5.125%	123,000	127,489
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	138,000	152,978
02/01/2022	6.500%	276,000	284,466
PQ Corp.(a)
11/15/2022	6.750%	278,000	302,196
SPCM SA(a)
09/15/2025	4.875%	311,000	318,592
WR Grace & Co.(a)
10/01/2021	5.125%	173,000	184,749
Total			23,958,683

8	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/2022	2.850%	5,000,000	5,111,235
John Deere Capital Corp.
03/10/2020	2.050%	5,175,000	5,203,623
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	260,000	269,541
United Rentals North America, Inc.
07/15/2025	5.500%	108,000	113,665
09/15/2026	5.875%	535,000	567,804
05/15/2027	5.500%	152,000	156,127
Total			11,421,995
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2019	6.375%	43,000	44,326
12/01/2020	8.750%	231,000	239,454
12/01/2022	7.875%	586,000	640,804
Carlson Travel, Inc.(a)
12/15/2023	6.750%	44,000	45,237
IHS Markit Ltd.(a)
11/01/2022	5.000%	353,000	375,827
02/15/2025	4.750%	85,000	89,089
Interval Acquisition Corp.
04/15/2023	5.625%	304,000	315,797
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	153,000	155,855
Total			1,906,389
Consumer Products 0.1%
American Greetings Corp.(a)
02/15/2025	7.875%	35,000	37,282
Prestige Brands, Inc.(a)
03/01/2024	6.375%	356,000	377,229
Procter & Gamble Co. (The)
02/02/2026	2.700%	5,500,000	5,500,214
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	345,000	370,424
12/15/2026	5.250%	23,000	23,806
Spectrum Brands, Inc.
11/15/2022	6.625%	343,000	361,554
12/15/2024	6.125%	174,000	185,354
Springs Industries, Inc.
06/01/2021	6.250%	194,000	200,505
Tempur Sealy International, Inc.
10/15/2023	5.625%	357,000	368,414
06/15/2026	5.500%	130,000	130,382
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.(a)
07/15/2024	5.500%	503,000	529,754
Total			8,084,918
Diversified Manufacturing 0.0%
Entegris, Inc.(a)
04/01/2022	6.000%	180,000	187,430
SPX FLOW, Inc.(a)
08/15/2026	5.875%	266,000	273,393
Welbilt, Inc.
02/15/2024	9.500%	30,000	34,905
WESCO Distribution, Inc.
06/15/2024	5.375%	269,000	279,628
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	109,000	123,211
Total			898,567
Electric 1.2%
AES Corp. (The)
07/01/2021	7.375%	169,000	193,274
Arizona Public Service Co.
04/01/2042	4.500%	1,925,000	2,070,842
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,950,000	2,014,342
Calpine Corp.
01/15/2023	5.375%	140,000	137,130
01/15/2025	5.750%	90,000	85,713
CMS Energy Corp.
03/01/2024	3.875%	5,576,000	5,821,422
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	2,500,000	2,736,535
Dominion Energy, Inc.
10/01/2025	3.900%	4,000,000	4,148,612
DTE Energy Co.
04/15/2033	6.375%	2,275,000	2,831,508
Dynegy, Inc.
11/01/2024	7.625%	195,000	189,059
Emera US Finance LP
06/15/2026	3.550%	6,400,000	6,428,160
Indiana Michigan Power Co.
03/15/2037	6.050%	3,255,000	3,994,751
Nevada Power Co.
08/01/2018	6.500%	900,000	948,893
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	5,070,000	5,202,129

Columbia Balanced Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
05/01/2024	6.250%	95,000	95,288
05/15/2026	7.250%	127,000	129,945
01/15/2027	6.625%	229,000	224,828
NRG Yield Operating LLC
08/15/2024	5.375%	540,000	558,330
NRG Yield Operating LLC(a)
09/15/2026	5.000%	91,000	90,365
Pacific Gas & Electric Co.
03/01/2037	5.800%	4,306,000	5,441,720
PacifiCorp
07/01/2025	3.350%	1,821,000	1,870,289
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	275,000	286,540
PPL Capital Funding, Inc.
06/01/2023	3.400%	5,645,000	5,782,021
Progress Energy, Inc.
03/01/2031	7.750%	2,983,000	4,223,331
Public Service Co. of Colorado
05/15/2025	2.900%	3,650,000	3,641,364
Southern California Edison Co.
09/01/2040	4.500%	1,775,000	1,938,477
Southern Co. (The)
07/01/2046	4.400%	7,425,000	7,420,879
TransAlta Corp.
06/03/2017	1.900%	4,000,000	4,000,016
WEC Energy Group, Inc.
06/15/2025	3.550%	5,575,000	5,778,248
Total			78,284,011
Finance Companies 0.2%
Aircastle Ltd.
03/15/2021	5.125%	27,000	28,908
02/15/2022	5.500%	129,000	139,798
04/01/2023	5.000%	44,000	46,952
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	9,475,000	9,572,052
iStar, Inc.
04/01/2022	6.000%	159,000	161,918
Navient Corp.
03/25/2020	8.000%	24,000	26,582
01/25/2022	7.250%	193,000	207,095
06/15/2022	6.500%	134,000	139,186
01/25/2023	5.500%	426,000	419,784
10/25/2024	5.875%	37,000	36,039
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	38,000	39,837
12/15/2021	7.250%	567,000	596,669
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	112,000	117,844
02/15/2024	5.500%	112,000	118,077
Provident Funding Associates LP/Finance Corp.(a)
06/15/2021	6.750%	384,000	398,423
Provident Funding Associates LP/Finance Corp.(a),(d)
06/15/2025	6.375%	147,000	149,662
Quicken Loans, Inc.(a)
05/01/2025	5.750%	272,000	273,219
Springleaf Finance Corp.
05/15/2022	6.125%	41,000	42,185
Total			12,514,230
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	11,310,000	12,529,750
B&G Foods, Inc.
04/01/2025	5.250%	307,000	318,804
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	263,000	276,317
ConAgra Foods, Inc.
01/25/2023	3.200%	4,500,000	4,565,380
Constellation Brands, Inc.
11/15/2024	4.750%	2,430,000	2,659,759
Diageo Investment Corp.
05/11/2022	2.875%	4,226,000	4,339,946
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	127,000	129,934
Kraft Heinz Foods Co.
07/15/2022	3.500%	5,020,000	5,199,058
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	75,000	76,793
11/01/2026	4.875%	465,000	476,673
Molson Coors Brewing Co.
05/01/2042	5.000%	4,000,000	4,359,280
PepsiCo, Inc.
03/05/2022	2.750%	3,245,000	3,333,167
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	125,000	133,606
Post Holdings, Inc.(a)
03/01/2025	5.500%	95,000	99,292
08/15/2026	5.000%	469,000	471,741
03/01/2027	5.750%	159,000	166,768
Total			39,136,268

10	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	49,000	53,040
04/01/2026	6.375%	444,000	484,457
Eldorado Resorts, Inc.(a)
04/01/2025	6.000%	96,000	100,898
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	26,000	28,222
International Game Technology PLC(a)
02/15/2022	6.250%	269,000	290,946
02/15/2025	6.500%	394,000	430,635
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	309,000	320,096
MGM Resorts International
03/15/2023	6.000%	592,000	649,807
09/01/2026	4.625%	220,000	220,370
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	74,000	74,915
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	49,000	49,516
Scientific Games International, Inc.(a)
01/01/2022	7.000%	551,000	588,124
Scientific Games International, Inc.
12/01/2022	10.000%	275,000	299,446
Seminole Tribe of Florida, Inc.(a)
10/01/2020	6.535%	41,000	41,615
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/2021	6.375%	193,000	196,076
Tunica-Biloxi Gaming Authority(a),(e)
11/15/2016	0.000%	25,000	8,750
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	140,000	143,847
Total			3,980,760
Health Care 0.4%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	14,000	14,247
02/15/2023	5.625%	24,000	24,938
03/01/2024	6.500%	249,000	265,698
Amsurg Corp.
07/15/2022	5.625%	258,000	269,159
Cardinal Health, Inc.
12/15/2020	4.625%	1,325,000	1,421,995
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	269,000	276,454
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	301,000	267,514
03/31/2023	6.250%	509,000	527,381
Covidien International Finance SA
06/15/2022	3.200%	4,298,000	4,458,384
DaVita, Inc.
08/15/2022	5.750%	286,000	296,418
Envision Healthcare Corp.(a)
12/01/2024	6.250%	30,000	32,044
Express Scripts Holding Co.
02/25/2026	4.500%	6,875,000	7,222,146
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/2019	5.625%	99,000	105,361
HCA, Inc.
02/15/2022	7.500%	78,000	89,876
03/15/2022	5.875%	273,000	303,530
03/15/2024	5.000%	441,000	473,083
02/01/2025	5.375%	390,000	410,450
04/15/2025	5.250%	508,000	554,588
02/15/2027	4.500%	217,000	223,324
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	151,000	154,496
McKesson Corp.
12/15/2022	2.700%	4,000,000	3,994,748
MEDNAX, Inc.(a)
12/01/2023	5.250%	286,000	290,278
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	500,000	535,024
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	108,000	110,884
10/15/2026	5.000%	430,000	443,989
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	263,000	271,270
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	184,000	178,625
Tenet Healthcare Corp.
06/01/2020	4.750%	84,000	86,742
10/01/2020	6.000%	123,000	131,918
04/01/2021	4.500%	128,000	131,166
04/01/2022	8.125%	42,000	44,290
06/15/2023	6.750%	230,000	228,731
Tenet Healthcare Corp.(a)
01/01/2022	7.500%	252,000	274,007
Total			24,112,758
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/2023	2.800%	6,355,000	6,363,446

Columbia Balanced Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
08/15/2021	3.700%	3,185,000	3,322,582
Centene Corp.
05/15/2022	4.750%	152,000	158,981
02/15/2024	6.125%	279,000	303,157
01/15/2025	4.750%	189,000	194,411
Molina Healthcare, Inc.
11/15/2022	5.375%	52,000	55,222
Molina Healthcare, Inc.(a),(d)
06/15/2025	4.875%	92,000	92,673
UnitedHealth Group, Inc.
01/15/2027	3.450%	8,000,000	8,259,848
WellCare Health Plans, Inc.
04/01/2025	5.250%	299,000	314,821
Total			19,065,141
Home Construction 0.0%
CalAtlantic Group, Inc.
12/15/2021	6.250%	36,000	40,027
11/15/2024	5.875%	295,000	318,199
06/01/2026	5.250%	91,000	94,052
Lennar Corp.
04/30/2024	4.500%	446,000	451,418
Meritage Homes Corp.
04/01/2022	7.000%	233,000	264,852
Meritage Homes Corp.(a),(d)
06/06/2027	5.125%	96,000	95,880
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2021	5.250%	121,000	123,996
03/01/2024	5.625%	81,000	84,649
Total			1,473,073
Independent Energy 0.5%
Anadarko Petroleum Corp.
09/15/2036	6.450%	5,205,000	6,207,618
Callon Petroleum Co.(a)
10/01/2024	6.125%	115,000	119,738
10/01/2024	6.125%	68,000	70,624
Canadian Natural Resources Ltd.
04/15/2024	3.800%	7,200,000	7,345,015
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	280,000	273,107
Continental Resources, Inc.
04/15/2023	4.500%	123,000	120,904
06/01/2024	3.800%	155,000	145,241
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	418,000	445,987
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	55,000	55,245
05/31/2025	5.375%	610,000	630,471
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	725,000	755,752
Halcon Resources Corp.(a)
02/15/2025	6.750%	90,000	84,304
Laredo Petroleum, Inc.
01/15/2022	5.625%	189,000	187,158
03/15/2023	6.250%	440,000	439,509
Noble Energy, Inc.
03/01/2041	6.000%	4,000,000	4,547,136
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	151,000	159,965
01/15/2025	5.375%	453,000	460,415
08/15/2025	5.250%	266,000	270,484
PDC Energy, Inc.(a)
09/15/2024	6.125%	410,000	420,061
Range Resources Corp.(a)
06/01/2021	5.750%	53,000	54,871
RSP Permian, Inc.(a)
01/15/2025	5.250%	449,000	456,919
SM Energy Co.
06/01/2025	5.625%	138,000	129,891
09/15/2026	6.750%	565,000	553,816
Whiting Petroleum Corp.
03/15/2021	5.750%	93,000	91,727
04/01/2023	6.250%	178,000	178,249
Woodside Finance Ltd.(a)
03/05/2025	3.650%	7,390,000	7,397,161
WPX Energy, Inc.
01/15/2022	6.000%	733,000	747,277
Total			32,348,645
Integrated Energy 0.3%
BP Capital Markets PLC
02/10/2024	3.814%	7,000,000	7,357,406
Cenovus Energy, Inc.(a)
04/15/2027	4.250%	8,405,000	8,365,875
Suncor Energy, Inc.
12/01/2024	3.600%	6,300,000	6,496,742
Total			22,220,023
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a)
05/15/2027	6.125%	88,000	90,897

12	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	187,000	196,292
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	132,000	133,960
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	153,000	163,662
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	96,000	102,511
Total			687,322
Life Insurance 0.5%
American International Group, Inc.
02/15/2024	4.125%	7,250,000	7,674,226
Five Corners Funding Trust(a)
11/15/2023	4.419%	7,000,000	7,570,626
MetLife Global Funding I(a)
12/18/2026	3.450%	5,400,000	5,568,869
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	6,500,000	6,625,860
Principal Financial Group, Inc.
05/15/2025	3.400%	7,000,000	7,159,621
Total			34,599,202
Lodging 0.0%
Choice Hotels International, Inc.
07/01/2022	5.750%	155,000	172,578
Hilton Domestic Operating Co., Inc.(a)
09/01/2024	4.250%	270,000	272,467
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	92,000	98,452
Playa Resorts Holding BV(a)
08/15/2020	8.000%	286,000	300,336
Total			843,833
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/2033	6.550%	4,256,000	5,311,079
AMC Networks, Inc.
04/01/2024	5.000%	108,000	109,749
Match Group, Inc.
06/01/2024	6.375%	187,000	203,217
MDC Partners, Inc.(a)
05/01/2024	6.500%	488,000	492,885
Netflix, Inc.
02/15/2022	5.500%	157,000	170,399
02/15/2025	5.875%	241,000	264,410
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/2026	4.375%	785,000	786,985
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	324,000	330,357
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	441,000	463,440
RELX Capital, Inc.
10/15/2022	3.125%	3,000,000	3,033,132
Scripps Networks Interactive, Inc.
11/15/2024	3.900%	5,000,000	5,203,530
Thomson Reuters Corp.
05/23/2043	4.500%	4,300,000	4,277,907
Univision Communications, Inc.(a)
02/15/2025	5.125%	313,000	309,132
Total			20,956,222
Metals and Mining 0.1%
Constellium NV(a)
05/15/2024	5.750%	401,000	375,409
03/01/2025	6.625%	226,000	218,075
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	135,000	135,868
Freeport-McMoRan, Inc.
03/01/2022	3.550%	69,000	64,794
03/15/2023	3.875%	140,000	130,214
11/14/2024	4.550%	675,000	635,830
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/2023	7.375%	253,000	273,706
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	60,000	63,143
01/15/2025	7.625%	244,000	262,576
Novelis Corp.(a)
08/15/2024	6.250%	84,000	88,573
09/30/2026	5.875%	524,000	542,216
Teck Resources Ltd.(a)
06/01/2024	8.500%	144,000	166,325
Teck Resources Ltd.
07/15/2041	6.250%	630,000	659,964
Vale Overseas Ltd.
01/11/2022	4.375%	5,510,000	5,610,486
Total			9,227,179
Midstream 0.6%
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	206,000	208,186
Delek Logistics Partners LP(a)
05/15/2025	6.750%	178,000	180,476

Columbia Balanced Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Equity LP
06/01/2027	5.500%	835,000	883,872
Enterprise Products Operating LLC
02/01/2041	5.950%	4,830,000	5,815,562
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	498,000	523,991
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	7,000,000	7,263,606
MPLX LP
03/01/2027	4.125%	5,500,000	5,590,794
NuStar Logistics LP
04/28/2027	5.625%	192,000	200,379
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	5,700,000	6,502,269
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	3,650,000	3,845,337
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	67,000	68,317
Targa Resources Partners LP/Finance Corp.
11/15/2019	4.125%	26,000	26,397
05/01/2023	5.250%	3,000	3,092
11/15/2023	4.250%	107,000	105,864
03/15/2024	6.750%	173,000	188,000
Targa Resources Partners LP/Finance Corp.(a)
02/01/2027	5.375%	526,000	548,021
Tesoro Logistics LP/Finance Corp.
10/15/2022	6.250%	248,000	265,512
05/01/2024	6.375%	179,000	195,184
01/15/2025	5.250%	418,000	442,761
Williams Companies, Inc. (The)
01/15/2023	3.700%	104,000	102,268
06/24/2024	4.550%	588,000	606,069
Williams Partners LP
03/04/2024	4.300%	7,175,000	7,554,579
Total			41,120,536
Natural Gas 0.2%
NiSource Finance Corp.
02/15/2044	4.800%	5,065,000	5,474,450
Sempra Energy
10/01/2022	2.875%	6,601,000	6,631,853
Total			12,106,303
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	6,000,000	6,117,864
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
Nabors Industries, Inc.(a)
01/15/2023	5.500%	43,000	42,735
Precision Drilling Corp.(a)
12/15/2023	7.750%	18,000	18,750
SESI LLC
12/15/2021	7.125%	36,000	35,876
Trinidad Drilling Ltd.(a)
02/15/2025	6.625%	73,000	72,759
Weatherford International Ltd.
06/15/2021	7.750%	94,000	98,999
06/15/2023	8.250%	336,000	358,652
Weatherford International Ltd.(a)
02/15/2024	9.875%	212,000	239,921
Total			867,692
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.(a)
02/01/2022	6.250%	133,000	138,377
Other Industry 0.0%
Booz Allen Hamilton, Inc.(a)
05/01/2025	5.125%	31,000	31,700
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	80,000	81,851
03/15/2027	5.375%	80,000	82,161
Duke Realty LP
04/15/2023	3.625%	5,166,000	5,287,086
Total			5,451,098
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	701,000	764,462
02/15/2025	6.000%	217,000	225,895
Berry Plastics Corp.
05/15/2022	5.500%	141,000	147,351
10/15/2022	6.000%	77,000	82,020
07/15/2023	5.125%	210,000	219,852
Novolex (a)
01/15/2025	6.875%	92,000	96,330
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	96,000	102,000
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	355,000	364,605
02/15/2021	6.875%	60,924	62,645
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	251,000	269,892

14	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/2022	6.375%	160,000	166,727
Total			2,501,779
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	4,275,000	4,267,429
Allergan Funding SCS
03/15/2035	4.550%	3,275,000	3,392,153
Amgen, Inc.
03/15/2040	5.750%	2,400,000	2,797,630
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	48,000	49,593
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	2,000	1,842
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/2025	6.000%	249,000	223,969
Gilead Sciences, Inc.
04/01/2024	3.700%	6,000,000	6,262,266
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	274,000	289,804
Mallinckrodt International Finance SA
04/15/2018	3.500%	126,000	126,176
Mallinckrodt International Finance SA/CB LLC(a)
04/15/2025	5.500%	28,000	25,541
Roche Holdings, Inc.(a)
09/30/2024	3.350%	3,500,000	3,643,045
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	8,000,000	7,931,712
Valeant Pharmaceuticals International, Inc.(a)
07/15/2021	7.500%	79,000	73,225
12/01/2021	5.625%	15,000	12,876
03/15/2022	6.500%	77,000	80,870
03/01/2023	5.500%	125,000	100,757
05/15/2023	5.875%	123,000	100,248
03/15/2024	7.000%	307,000	324,606
04/15/2025	6.125%	1,024,000	824,028
Total			30,527,770
Property & Casualty 0.5%
Alliant Holdings Intermediate LP(a)
08/01/2023	8.250%	9,000	9,575
Berkshire Hathaway, Inc.
03/15/2023	2.750%	5,090,000	5,174,662
Chubb Corp. (The)(b)
Junior Subordinated
04/15/2037	3.408%	5,000,000	4,969,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp.
03/01/2026	4.500%	5,000,000	5,416,420
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	4,740,000	5,285,673
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/2019	8.125%	13,000	13,021
HUB International Ltd.(a)
10/01/2021	7.875%	509,000	531,502
Loews Corp.
05/15/2023	2.625%	7,350,000	7,324,569
Transatlantic Holdings, Inc.
11/30/2039	8.000%	2,725,000	3,637,995
Total			32,363,272
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/2024	3.400%	4,475,000	4,677,172
CSX Corp.
03/15/2044	4.100%	5,000,000	5,073,475
Total			9,750,647
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	800,000	916,455
Restaurants 0.0%
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	255,000	262,081
04/01/2022	6.000%	63,000	65,615
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	211,000	221,101
Restaurant Brands(a)
05/15/2024	4.250%	452,000	452,100
Total			1,000,897
Retail REIT 0.2%
Kimco Realty Corp.
06/01/2023	3.125%	6,725,000	6,698,961
Simon Property Group LP
02/01/2040	6.750%	3,000,000	3,954,219
Total			10,653,180
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	78,000	80,041
CVS Health Corp.
07/20/2022	3.500%	5,000,000	5,207,790

Columbia Balanced Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Pass-Through Trust(a)
01/10/2032	7.507%	288,107	357,950
Group 1 Automotive, Inc.
06/01/2022	5.000%	22,000	22,323
Hanesbrands, Inc.(a)
05/15/2024	4.625%	102,000	102,115
L Brands, Inc.
11/01/2035	6.875%	186,000	180,912
Lowe’s Companies, Inc.
05/03/2027	3.100%	6,500,000	6,515,652
Penske Automotive Group, Inc.
12/01/2024	5.375%	36,000	36,224
05/15/2026	5.500%	64,000	63,717
PetSmart, Inc.(a),(d)
06/01/2025	5.875%	119,000	119,402
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	25,000	26,757
Sally Holdings LLC/Capital, Inc.
06/01/2022	5.750%	175,000	180,150
Target Corp.
07/01/2024	3.500%	1,800,000	1,878,759
Total			14,771,792
Technology 0.6%
Apple, Inc.
02/09/2024	3.000%	8,400,000	8,589,437
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2024	3.625%	6,145,000	6,261,515
Camelot Finance SA(a)
10/15/2024	7.875%	175,000	187,675
CDK Global, Inc.(a)
06/01/2027	4.875%	100,000	101,047
Equinix, Inc.
04/01/2020	4.875%	132,000	135,931
01/01/2022	5.375%	25,000	26,402
04/01/2023	5.375%	111,000	116,143
01/15/2026	5.875%	248,000	270,430
05/15/2027	5.375%	440,000	464,009
First Data Corp.(a)
08/15/2023	5.375%	183,000	191,983
12/01/2023	7.000%	548,000	591,051
01/15/2024	5.000%	39,000	40,458
01/15/2024	5.750%	295,000	311,596
Gartner, Inc.(a)
04/01/2025	5.125%	315,000	329,050
Informatica LLC(a)
07/15/2023	7.125%	163,000	164,358
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microsoft Corp.
02/06/2024	2.875%	7,000,000	7,135,408
MSCI, Inc.(a)
11/15/2024	5.250%	208,000	219,823
08/15/2025	5.750%	171,000	185,336
08/01/2026	4.750%	80,000	82,233
Oracle Corp.
04/15/2038	6.500%	5,000,000	6,765,645
PTC, Inc.
05/15/2024	6.000%	257,000	273,686
QUALCOMM, Inc.
05/20/2047	4.300%	7,125,000	7,140,269
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	507,000	526,983
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	251,000	273,246
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	322,000	369,149
Symantec Corp.(a)
04/15/2025	5.000%	243,000	252,677
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	110,000	112,251
VeriSign, Inc.
05/01/2023	4.625%	368,000	378,787
Total			41,496,578
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	321,000	297,105
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	3,285,000	4,148,190
Hertz Corp. (The)(a),(d)
06/01/2022	7.625%	286,000	286,000
Hertz Corp. (The)(a)
10/15/2024	5.500%	399,000	320,035
Total			5,051,330
Wireless 0.2%
Rogers Communications, Inc.
11/15/2026	2.900%	7,400,000	7,136,072
SBA Communications Corp
07/15/2022	4.875%	180,000	185,758
SBA Communications Corp.(a)
09/01/2024	4.875%	682,000	692,081
SFR Group SA(a)
05/15/2022	6.000%	444,000	465,119
05/01/2026	7.375%	601,000	650,931

16	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
03/01/2020	7.000%	497,000	548,915
Sprint Corp.
06/15/2024	7.125%	132,000	148,292
02/15/2025	7.625%	1,157,000	1,329,923
T-Mobile USA, Inc.
03/01/2025	6.375%	21,000	22,747
01/15/2026	6.500%	648,000	714,074
Wind Acquisition Finance SA(a)
04/30/2020	6.500%	111,000	114,806
07/15/2020	4.750%	76,000	77,004
04/23/2021	7.375%	67,000	69,725
Total			12,155,447
Wirelines 0.6%
AT&T, Inc.
08/15/2040	6.000%	10,500,000	11,707,825
CenturyLink, Inc.
03/15/2022	5.800%	220,000	229,896
12/01/2023	6.750%	45,000	48,161
04/01/2024	7.500%	309,000	338,491
04/01/2025	5.625%	112,000	111,131
Deutsche Telekom International Finance BV(a)
09/19/2023	2.485%	6,000,000	5,834,292
Frontier Communications Corp.
09/15/2020	8.875%	76,000	80,719
01/15/2023	7.125%	59,000	51,069
01/15/2025	6.875%	262,000	211,353
09/15/2025	11.000%	561,000	523,732
Level 3 Communications, Inc.
12/01/2022	5.750%	44,000	45,799
Level 3 Financing, Inc.
08/15/2022	5.375%	127,000	130,945
01/15/2024	5.375%	224,000	234,821
03/15/2026	5.250%	294,000	306,628
Orange SA
07/08/2019	5.375%	5,001,000	5,343,828
Telecom Italia SpA(a)
05/30/2024	5.303%	191,000	204,167
Telefonica Emisiones SAU
06/20/2036	7.045%	2,800,000	3,592,946
Verizon Communications, Inc.
03/15/2034	5.050%	9,000,000	9,409,743
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	138,000	146,378
05/15/2025	6.375%	298,000	320,611
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	185,000	194,956
Total			39,067,491
Total Corporate Bonds & Notes (Cost $813,501,472)			831,172,725

Foreign Government Obligations(f) 0.5%

Canada 0.4%
NOVA Chemicals Corp.(a),(d)
06/01/2024	4.875%	187,000	187,589
06/01/2027	5.250%	193,000	193,169
Province of Ontario
05/21/2020	1.875%	11,360,000	11,389,002
Province of Quebec
07/29/2020	3.500%	10,275,000	10,810,667
Total			22,580,427
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/2027	6.500%	8,000,000	8,739,488
Total Foreign Government Obligations (Cost $30,605,160)			31,319,915

Inflation-Indexed Bonds 0.7%

United States 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/2019	0.125%	44,281,978	44,590,460
Total Inflation-Indexed Bonds (Cost $44,380,926)			44,590,460

Residential Mortgage-Backed Securities - Agency 8.1%

Federal Home Loan Mortgage Corp.
12/01/2017- 01/01/2039	5.500%	508,880	558,662
08/01/2018- 05/01/2041	5.000%	1,353,566	1,480,478
10/01/2026- 06/01/2046	3.500%	132,511,982	137,136,478
10/01/2031- 10/01/2039	6.000%	931,203	1,058,701
01/01/2032- 06/01/2045	3.000%	52,626,035	53,400,627
06/01/2032- 07/01/2032	7.000%	394,450	456,022
03/01/2038	6.500%	8,411	9,746
05/01/2039- 06/01/2041	4.500%	5,163,701	5,584,325
12/01/2042- 12/01/2045	4.000%	64,627,743	68,298,468

Columbia Balanced Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1614 Class MZ
11/15/2023	6.500%	12,137	13,120
Federal Home Loan Mortgage Corp.(b)
08/01/2036	3.016%	27,208	28,795
12/01/2036	3.265%	3,665	3,820
Federal Home Loan Mortgage Corp.(g)
09/01/2043	3.500%	3,864,102	4,009,254
Federal National Mortgage Association
09/01/2017	6.000%	689	689
08/01/2018- 02/01/2038	5.500%	239,606	265,855
12/01/2020	5.000%	47,319	49,133
12/01/2025- 07/01/2046	3.500%	131,417,923	136,290,872
07/01/2027- 10/01/2046	3.000%	58,947,910	60,625,936
01/01/2029- 10/01/2045	4.000%	61,109,594	64,582,042
06/01/2031	7.000%	209,901	245,807
07/01/2032- 03/01/2037	6.500%	385,732	432,722
05/01/2040- 06/01/2044	4.500%	6,396,907	6,912,673
Federal National Mortgage Association(h)
04/01/2031	3.000%	5,355,294	5,529,127
Total Residential Mortgage-Backed Securities - Agency (Cost $547,036,757)			546,973,352

Residential Mortgage-Backed Securities - Non-Agency 1.2%

Angel Oak Mortgage Trust LLC(a),(b)
Series 2017-1 Class A1
01/25/2047	2.810%	3,749,897	3,766,472
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	4,220,716	4,365,909
COLT Mortgage Loan Trust(a),(b)
CMO Series 20 17-1 Class A1
05/27/2047	2.614%	6,920,602	6,942,865
CMO Series 2016-2 Class A1
09/25/2046	2.750%	3,781,910	3,821,097
CMO Series 2016-3 Class A1
12/26/2046	2.800%	6,902,741	6,906,714
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	1,168,278	1,180,784
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 20 17-1A Class A1
12/26/2046	2.725%	6,893,010	6,893,611
Equifirst Mortgage Loan Trust(b)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	62,132	62,519
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2009-12 Class 9A1
05/26/2036	3.092%	45,118	45,172
Mill City Mortgage Trust(a)
CMO Series 2015-1 Class A1
06/25/2056	2.230%	892,214	892,657
CMO Series 2016-1 Class A1
04/25/2057	2.500%	4,431,581	4,434,639
Series 2015-2 Class A1
09/25/2057	3.000%	3,409,513	3,426,449
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	3,378,067	3,444,813
Springleaf Mortgage Loan Trust(a)
CMO Series 2013-2A Class A
12/25/2065	1.780%	336,499	336,148
CMO Series 2013-3A Class A
09/25/2057	1.870%	1,011,436	1,005,923
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	3,998,308	4,097,570
CMO Series 2015-4 Class A1
04/25/2055	3.500%	2,721,352	2,783,909
CMO Series 2015-6 Class A1
04/25/2055	3.500%	4,392,805	4,503,260
CMO Series 2016-1 Class A1
02/25/2055	3.500%	5,136,198	5,261,046
CMO Series 2016-2 Class A1
08/25/2055	3.000%	6,558,305	6,651,940
CMO Series 2016-4 Class A1
07/25/2056	2.250%	2,279,998	2,269,120
CMO Series 2017-1 Class A1
10/25/2056	2.750%	4,543,815	4,575,406
Series 2016-3 Class A1
04/25/2056	2.250%	3,577,188	3,562,982
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	3,901,890	3,921,170
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $84,982,768)			85,152,175

18	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(i)
2nd Lien Term Loan
11/08/2024	9.179%	403,991	407,526
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(i)
Term Loan
12/13/2019	4.147%	202,000	201,022
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(i)
Tranche A Term Loan
08/23/2021	8.686%	186,172	200,601
Media and Entertainment 0.0%
UFC Holdings LLC(b),(i)
2nd Lien Term Loan
08/18/2024	8.510%	16,000	16,280
Technology 0.0%
Ancestry.com Operations, Inc.(b),(i)
2nd Lien Term Loan
10/19/2024	9.260%	68,779	70,441
Greeneden US Holdings I LLC(b),(i)
Tranche B1 Term Loan
12/01/2023	5.158%	79,805	80,324
Hyland Software, Inc.(b),(h),(i)
Tranche 3 Term Loan
07/01/2022	0.000%	45,168	45,488
Information Resources, Inc.(b),(i)
2nd Lien Term Loan
01/20/2025	9.260%	388,000	386,545
Kronos, Inc.(b),(i)
2nd Lien Term Loan
11/01/2024	9.420%	100,000	103,875
Misys Ltd.(b),(d),(i)
2nd Lien Term Loan
04/28/2025	0.000%	42,708	43,530
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Term Loan
04/26/2024	0.000%	113,889	114,108
Total			844,311
Total Senior Loans (Cost $1,628,168)			1,669,740

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
02/10/2020	1.044%	34,260,000	34,350,584
02/21/2020	1.060%	55,200,000	55,237,370
Total U.S. Government & Agency Obligations (Cost $89,470,949)			89,587,954

U.S. Treasury Obligations 2.3%

U.S. Treasury
08/15/2040	3.875%	101,000,000	120,245,253
02/15/2045	2.500%	38,425,000	35,745,811
Total U.S. Treasury Obligations (Cost $152,415,115)			155,991,064

Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(j),(k)	430,455,393	430,455,393
Total Money Market Funds (Cost $430,449,695)		430,455,393
Total Investments (Cost: $5,796,130,129)		6,740,669,865
Other Assets & Liabilities, Net		44,470,711
Net Assets		6,785,140,576

At May 31, 2017, securities and/or cash totaling $953,601 were pledged as collateral.
Columbia Balanced Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at May 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	475	USD	59,991,016	09/2017	348,027	—
U.S. Treasury 5-Year Note	275	USD	32,535,937	09/2017	104,751	—
Total			92,526,953		452,778	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2017, the value of these securities amounted to $407,090,827 which represents 6.00% of net assets.
(b)	Variable rate security.
(c)	Non-income producing investment.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2017, the value of these securities amounted to $8,750 which represents less than 0.01% of net assets.
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	393,937,921	1,722,655,522	(1,686,138,050)	430,455,393	(6,396)	1,797,037	430,455,393
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
5,796,130,000	981,264,000	(36,724,000)	944,540,000
20	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	215,005,478	—	—	215,005,478
Commercial Mortgage-Backed Securities - Agency	—	123,103,536	—	—	123,103,536
Commercial Mortgage-Backed Securities - Non-Agency	—	147,610,838	—	—	147,610,838
Common Stocks
Consumer Discretionary	579,747,435	—	—	—	579,747,435
Consumer Staples	307,185,061	—	—	—	307,185,061
Energy	263,455,130	—	—	—	263,455,130
Financials	678,778,231	—	—	—	678,778,231
Health Care	573,946,663	—	—	—	573,946,663
Columbia Balanced Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Balanced Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Industrials	354,488,584	—	—	—	354,488,584
Information Technology	968,702,097	—	—	—	968,702,097
Materials	86,687,693	—	—	—	86,687,693
Real Estate	65,129,669	—	—	—	65,129,669
Telecommunication Services	102,722,992	—	—	—	102,722,992
Utilities	57,193,680	—	—	—	57,193,680
Total Common Stocks	4,038,037,235	—	—	—	4,038,037,235
Corporate Bonds & Notes	—	831,172,725	—	—	831,172,725
Foreign Government Obligations	—	31,319,915	—	—	31,319,915
Inflation-Indexed Bonds	—	44,590,460	—	—	44,590,460
Residential Mortgage-Backed Securities - Agency	—	546,973,352	—	—	546,973,352
Residential Mortgage-Backed Securities - Non-Agency	—	85,152,175	—	—	85,152,175
Senior Loans	—	1,669,740	—	—	1,669,740
U.S. Government & Agency Obligations	—	89,587,954	—	—	89,587,954
U.S. Treasury Obligations	155,991,064	—	—	—	155,991,064
Money Market Funds	—	—	—	430,455,393	430,455,393
Total Investments	4,194,028,299	2,116,186,173	—	430,455,393	6,740,669,865
Derivatives
Asset
Futures Contracts	452,778	—	—	—	452,778
Total	4,194,481,077	2,116,186,173	—	430,455,393	6,741,122,643
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,046,845	-	-	2,046,845
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
22	Columbia Balanced Fund | Quarterly Report 2017

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2012-20C Class 1
03/01/2032	2.510%	355,324	357,064
Series 2012-20G Class 1
07/01/2032	2.380%	1,036,719	1,032,561
Series 2012-20I Class 1
09/01/2032	2.200%	983,081	974,995
Series 2012-20J Class 1
10/01/2032	2.180%	8,327,672	8,235,551
Series 2012-20L Class 1
12/01/2032	1.930%	486,851	475,010
Series 2013-20C Class 1
03/01/2033	2.220%	346,269	343,578
Series 2013-20E Class 1
05/01/2033	2.070%	1,293,301	1,264,552
Series 2014-20D Class 1
04/01/2034	3.110%	1,324,106	1,377,596
Series 2014-20F Class 1
06/01/2034	2.990%	1,748,460	1,795,096
Series 2014-20I Class 1
09/01/2034	2.920%	295,206	301,798
Series 2015-20C Class 1
03/01/2035	2.720%	721,588	728,201
Series 2016-20F Class 1
06/01/2036	2.180%	3,891,921	3,818,790
Series 2016-20K Class 1
11/01/2036	2.570%	3,678,711	3,692,955
Series 2016-20L Class 1
12/01/2036	2.810%	7,125,000	7,200,968
Series 2017-20D Class 1
04/01/2037	2.840%	11,616,000	11,719,183
Series 2017-20E Class 1
05/01/2037	2.880%	755,000	762,095
Total Asset-Backed Securities — Agency (Cost $43,673,127)			44,079,993

Asset-Backed Securities — Non-Agency 14.0%

AccessLex Institute(a)
Series 2005-2 Class A3
11/22/2024	1.352%	555,196	555,138
Adams Mill CLO Ltd.(a),(b)
Series 2014-1A Class A1
07/15/2026	2.638%	15,000,000	15,052,500
Ally Auto Receivables Trust
Series 2017-2 Class A2
11/15/2019	1.490%	5,000,000	5,001,996
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust(a)
Series 2014-5 Class A1
10/15/2019	1.479%	800,000	800,905
Ally Master Owner Trust
Series 2014-5 Class A2
10/15/2019	1.600%	2,000,000	2,001,136
Series 2015-3 Class A
05/15/2020	1.630%	1,400,000	1,400,695
AmeriCredit Automobile Receivables Trust(a)
Series 2016-2 Class A2B
10/08/2019	1.693%	628,182	628,951
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	733,110
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,401,478
Subordinated, Series 2016-4 Class B
12/08/2021	1.830%	6,360,000	6,316,653
Subordinated, Series 2017-2 Class B
05/18/2022	2.500%	2,280,000	2,288,823
Anchorage Capital CLO 8 Ltd.(a),(b)
Series 2016-8A Class A1
07/28/2028	2.689%	14,000,000	14,064,022
Apidos CLO XIX(a),(b)
Series 2014-19A Class A2
10/17/2026	2.548%	12,500,000	12,502,637
Ares XXXIX CLO Ltd.(a),(b)
Series 2016-39A Class A
07/18/2028	2.688%	14,000,000	14,046,214
ARI Fleet Lease Trust(b)
Series 2017-A Class A2
04/15/2026	1.910%	1,200,000	1,199,859
Ascentium Equipment Receivables Trust(b)
Series 2017-1A Class A2
07/10/2019	1.870%	1,245,000	1,245,788
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR
07/16/2026	2.298%	9,250,000	9,256,188
Avery Point V CLO Ltd.(a),(b)
Series 2014-5A Class A
07/17/2026	2.483%	3,500,000	3,500,452
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2013-1A Class A
09/20/2019	1.920%	3,170,000	3,169,732
Series 2014-1A Class A
07/20/2020	2.460%	3,140,000	3,152,031
Series 2015-1A Class A
07/20/2021	2.500%	3,600,000	3,579,040

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A
12/20/2021	2.630%	3,125,000	3,133,432
Series 2016-2A Class A
11/20/2022	2.720%	8,600,000	8,546,400
Babson CLO Ltd.(a),(b)
Series 2015-IA Class A
04/20/2027	2.586%	5,000,000	5,012,995
Ballyrock CLO Ltd.(a),(b)
Series 2016-1A Class A
10/15/2028	2.748%	16,500,000	16,701,712
Battalion CLO X Ltd.(a),(b)
Series 2016-10A Class A1
01/24/2029	2.703%	4,750,000	4,793,387
Benefit Street Partners CLO II Ltd.(a),(b)
Series 2013-IIA Class A1
07/15/2024	2.358%	11,200,000	11,206,552
Benefit Street Partners CLO V Ltd.(a),(b)
Series 2014-VA Class AR
10/20/2026	2.083%	11,000,000	11,000,451
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
07/15/2026	2.338%	2,000,000	2,000,028
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/2020	1.489%	800,000	801,166
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	5,450,000	5,458,810
Burnham Park CLO Ltd.(a),(b)
Series 2016-1A Class A
10/20/2029	2.586%	9,500,000	9,576,446
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	2,675,000	2,698,128
California Republic Auto Receivables Trust
Series 2016-2 Class A3
07/15/2020	1.560%	1,980,000	1,979,579
Series 2017-1 Class A4
06/15/2022	2.280%	4,210,000	4,218,129
Capital Auto Receivables Asset Trust
Series 2015-2 Class A3
09/20/2019	1.730%	505,000	505,804
Capital One Multi-Asset Execution Trust
Series 2015-A4 Class A4
05/15/2025	2.750%	5,665,000	5,830,381
Series 2017-A3 Class A3
01/15/2025	2.430%	11,235,000	11,420,798
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capital One Multi-Asset Execution Trust(a)
Series 2016-A1
02/15/2022	1.439%	6,295,000	6,332,551
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2012-4A Class AR
01/20/2029	2.606%	6,250,000	6,275,181
Series 2014-1A Class AR
04/17/2025	2.180%	3,325,000	3,332,973
CarMax Auto Owner Trust
Series 2016-3 Class A3
05/17/2021	1.390%	4,365,000	4,345,736
Series 2016-4 Class A2
11/15/2019	1.210%	2,561,493	2,557,573
Series 2017-2 Class A2
06/15/2020	1.630%	9,570,000	9,577,961
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
04/25/2039	1.721%	1,534,228	1,533,289
Chase Issuance Trust(a)
Series 2016-A1 Class A
05/17/2021	1.399%	9,505,000	9,564,941
Chase Issuance Trust
Series 2016-A4 Class A4
07/15/2022	1.490%	6,245,000	6,188,786
Series 2016-A7 Class A7
09/16/2019	1.060%	5,100,000	5,096,847
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
06/15/2028	1.989%	2,800,000	2,809,934
Chrysler Capital Auto Receivables Trust(b)
Series 2016-BA Class A2
01/15/2020	1.360%	840,000	839,906
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
06/25/2042	1.453%	906,221	808,900
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
10/25/2037	2.128%	11,447,389	11,359,740
CNH Equipment Trust
Series 2017-A Class A2
07/15/2020	1.640%	10,930,000	10,959,044
Conn Funding II LP(b)
Series 2017-A Class A
05/15/2020	2.730%	8,145,263	8,149,014
CPS Auto Receivables Trust(b)
Subordinated, Series 2016-B Class B
09/15/2020	3.180%	1,970,000	1,963,045

2	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(b)
Series 2016-3A Class A
04/15/2024	2.150%	2,130,000	2,121,971
Series 2017-1A Class A
10/15/2025	2.560%	685,000	686,951
Subordinated, Series 2016-2A Class B
05/15/2024	3.180%	6,300,000	6,371,747
Dell Equipment Finance Trust(b)
Series 2016-1 Class A2
09/24/2018	1.430%	745,837	745,839
Series 2017-1 Class A2
06/24/2019	1.860%	1,420,000	1,421,705
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	15,400,000	15,607,763
DRB Prime Student Loan Trust(b)
Series 2016-B Class A2
06/25/2040	2.890%	1,824,662	1,833,793
Drive Auto Receivables Trust(b)
Series 2017-AA Class C
01/18/2022	2.980%	1,240,000	1,250,541
Subordinated, Series 2016-BA Class C
07/15/2022	3.190%	6,755,000	6,840,393
Subordinated, Series 2016-CA Class B
11/16/2020	2.370%	2,410,000	2,403,878
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
10/15/2028	2.588%	5,000,000	5,034,825
Dryden XXIV Senior Loan Fund(a),(b)
Series 2012-24RA Class AR
11/15/2023	2.470%	2,240,891	2,244,718
DT Auto Owner Trust(b)
Subordinated, Series 2014-1A Class D
01/15/2021	3.980%	1,947,272	1,962,699
Subordinated, Series 2016-4A Class C
10/17/2022	2.740%	9,455,000	9,490,117
Subordinated, Series 2017-1 Class C
11/15/2022	2.700%	300,000	301,461
Earnest Student Loan Program LLC(a),(b)
Series 2016-C Class A1
10/27/2036	2.874%	1,043,254	1,043,252
Series 2016-D Class A1
01/25/2041	2.424%	913,089	927,954
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
04/26/2032	1.824%	4,650,000	4,531,717
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Educational Funding of the South, Inc.(a)
Series 2011-1 Class A2
04/25/2035	1.806%	3,266,730	3,251,189
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
03/25/2036	2.374%	2,700,000	2,743,400
Enterprise Fleet Financing LLC(b)
Series 2014-2 Class A2
03/20/2020	1.050%	369,159	369,041
Series 2015-1 Class A2
09/20/2020	1.300%	954,674	953,816
Series 2015-2 Class A2
02/22/2021	1.590%	1,466,806	1,467,195
Series 2016-2 Class A2
02/22/2022	1.740%	1,562,176	1,560,718
Exeter Automobile Receivables Trust(b)
Subordinated, Series 2017-2A Class B
05/16/2022	2.820%	1,760,000	1,759,654
First Investors Auto Owner Trust(b)
Series 2017-1A Class A2
03/15/2022	2.200%	2,170,000	2,175,488
Flagship Credit Auto Trust(b)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	827,000	827,802
Subordinated, Series 2016-2
09/15/2022	3.840%	1,855,000	1,867,913
Subordinated, Series 2016-3 Class B
06/15/2021	2.430%	2,195,000	2,187,262
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	1,160,000	1,152,775
Ford Credit Auto Owner Trust(b)
Series 2015-1 Class A
07/15/2026	2.120%	5,574,000	5,614,385
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,696,690
Series 2016-1 Class A
08/15/2027	2.310%	6,960,000	7,028,681
Series 2016-2 Class A
12/15/2027	2.030%	16,140,000	16,088,907
Series 2017-1 Class A
08/15/2028	2.620%	21,650,000	21,993,592
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/2018	1.120%	169,384	169,322
Series 2016-B Class A3
10/15/2020	1.330%	2,115,000	2,108,782

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust(b)
Series 2013-2 Class A
03/15/2022	2.090%	3,775,000	3,798,611
Global SC Finance II SRL(b)
Series 2014-1A Class A2
07/17/2029	3.090%	2,748,417	2,644,437
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	1,755,000	1,756,772
Series 2016-2 Class A3
09/20/2019	1.620%	5,450,000	5,454,248
Series 2016-3 Class A2A
02/20/2019	1.350%	1,378,020	1,376,517
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2015-1 Class A2
05/15/2020	1.489%	680,000	681,865
Series 2016-1 Class A2
05/17/2021	1.839%	1,755,000	1,770,288
Goal Capital Funding Trust(a)
Series 2006-1 Class B
08/25/2042	1.639%	1,139,119	1,050,541
Golden Credit Card Trust(a),(b)
Series 2015-3A Class A
07/15/2019	1.409%	2,035,000	2,035,391
Goldentree Loan Opportunities VIII Ltd.(a),(b)
Series 2014-8A Class AR
04/19/2026	2.368%	6,000,000	5,999,946
Green Tree Agency Advance Funding Trust I(b)
Series 2016-T1 Class AT1
10/15/2048	2.380%	2,200,000	2,186,888
Guggenheim CLO LP(a),(b)
Series 2015-1A Class A1
11/25/2027	2.889%	16,750,000	16,780,569
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	769,053	769,062
Henderson Receivables LLC(b)
Series 2013-3A Class A
01/17/2073	4.080%	2,391,700	2,435,821
Series 2014-2A Class A
01/17/2073	3.610%	2,945,193	2,823,611
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
04/10/2028	1.394%	518,183	518,218
Series 2015-1 Class A
07/10/2029	1.564%	2,828,160	2,830,947
Series 2016-1 Class A1
04/10/2030	2.089%	4,760,000	4,770,284
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-1 Class A1
04/10/2031	1.644%	2,905,000	2,905,026
Hertz Vehicle Financing II LP(b)
Series 2015-1A Class A
03/25/2021	2.730%	5,500,000	5,473,076
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,373,979
Hertz Vehicle Financing LLC(b)
Series 2016-1A Class A
03/25/2020	2.320%	1,620,000	1,615,417
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,228,649
Series 2016-3A Class A
07/25/2020	2.270%	4,080,000	4,059,576
Higher Education Funding I(a),(b)
Series 2014-1 Class A
05/25/2034	2.239%	3,818,318	3,809,057
Honda Auto Receivables Owner Trust
Series 2015-3 Class A3
04/18/2019	1.270%	4,063,546	4,061,427
Hyundai Auto Lease Securitization Trust(b)
Series 2016-C Class A2
03/15/2019	1.300%	4,251,995	4,247,880
Series 2017-A
08/17/2020	1.880%	2,235,000	2,239,988
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
03/15/2021	1.889%	725,000	730,144
ICG US CLO Ltd.(a),(b)
Series 2014-1A Class A1
04/20/2026	2.306%	13,275,000	13,236,715
Jackson Mill CLO Ltd.(a),(b)
Series 2015-1A Class A
04/15/2027	2.698%	9,750,000	9,788,971
Jamestown CLO IX Ltd.(a),(b)
Series 2016-9A Class A1B
10/20/2028	2.656%	18,400,000	18,417,425
John Deere Owner Trust
Series 2016-A Class A2
10/15/2018	1.150%	802,612	802,399
Kubota Credit Owner Trust(b)
Series 2016-1A Class A2
04/15/2019	1.250%	1,226,440	1,225,095
KVK CLO Ltd.(a),(b)
Series 2014-1A Class A1R
05/15/2026	2.339%	6,000,000	6,000,192
Lendmark Funding Trust(b)
Series 2016-2A Class A
04/21/2025	3.260%	1,100,000	1,101,098

4	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XVI Ltd.(a),(b)
Series 2014-12A Class AR
07/20/2026	2.416%	9,500,000	9,499,905
Magnetite XI Ltd.(a),(b)
Series 2014-11A Class A1R
01/18/2027	2.278%	5,000,000	4,999,955
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	1,128,703	1,127,863
Series 2017-A Class A2A
08/15/2019	1.530%	8,295,000	8,294,156
Merlin Aviation Holdings DAC(b)
Series 2016-1 Class A
12/15/2032	4.500%	3,228,109	3,176,324
Mid-State Capital Corp. Trust(b)
Series 2006-1 Class A
10/15/2040	5.787%	1,263,340	1,344,892
Mid-State Trust VII
Series 7 Class A (AMBAC)
10/15/2036	6.340%	1,611,636	1,707,193
MMAF Equipment Finance LLC(b)
Series 2017-AA Class A2
05/18/2020	1.730%	1,090,000	1,090,453
Mountain View CLO Ltd.(a),(b)
Series 2014-1A Class AR
10/15/2026	2.304%	6,750,000	6,750,094
Navient Student Loan Trust(a)
Series 2014-2 Class A
03/25/2083	1.664%	7,095,524	6,989,534
Series 2014-3 Class A
03/25/2083	1.644%	7,143,671	7,041,596
Series 2014-4 Class A
03/25/2083	1.644%	3,197,265	3,151,106
Series 2015-2 Class A3
11/26/2040	1.594%	5,400,000	5,380,377
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A3
07/26/2066	2.111%	4,800,000	4,799,891
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
10/27/2036	1.624%	2,219,289	2,203,422
Series 2014-4A Class A2
11/25/2048	1.974%	4,210,000	4,116,184
Series 2015-1A Class A
04/25/2046	1.614%	7,384,894	7,128,904
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(b)
Series 2017-T1 Class AT1
02/15/2051	3.214%	3,060,000	3,088,337
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York City Tax Lien Trust(b)
Series 2015-A Class A
11/10/2028	1.340%	183,244	182,410
Series 2016-A Class A
11/10/2029	1.470%	636,141	632,499
NextGear Floorplan Master Owner Trust(b)
Series 2016-1A Class A2
04/15/2021	2.740%	3,380,000	3,413,599
Series 2016-2A Class A2
09/15/2021	2.190%	1,845,000	1,841,370
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,989,790
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	1,696,321	1,694,923
Nissan Auto Receivables Owner Trust(a)
Series 2015-A Class A1
01/15/2020	1.389%	6,655,000	6,665,850
Nissan Auto Receivables Owner Trust
Series 2016-B Class A3
01/15/2021	1.320%	2,105,000	2,095,919
Nissan Master Owner Trust Receivables(a)
Series 2017-A Class A
04/15/2021	1.299%	8,300,000	8,300,000
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
03/17/2030	2.355%	2,000,000	2,004,538
Ocwen Master Advance Receivables Trust(b)
Series 2016-T1 Class AT1
08/17/2048	2.521%	4,300,000	4,293,281
OneMain Direct Auto Receivables Trust(b)
Series 2016-1A Class A
01/15/2021	2.040%	1,134,203	1,136,095
Series 2017-1A Class B
06/15/2021	2.880%	2,600,000	2,605,684
Subordinated, Series 2016-1A Class C
09/15/2021	4.580%	3,550,000	3,612,387
OneMain Financial Issuance Trust(b)
Series 2015-1A Class A
03/18/2026	3.190%	5,035,000	5,088,121
Series 2015-2A Class A
07/18/2025	2.570%	9,857,681	9,878,566
Prestige Auto Receivables Trust(b)
Series 2016-2A Class A3
01/15/2021	1.760%	6,300,000	6,271,150
Regatta IV Funding Ltd.(a),(b)
Series 2014-1A Class A1
07/25/2026	2.566%	9,000,000	9,000,774

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regatta VII Funding Ltd.(a),(b)
Series 2016-1A Class A1
12/20/2028	2.672%	10,000,000	10,027,410
Santander Drive Auto Receivables Trust
Series 2016-3 Class B
06/15/2021	1.890%	4,095,000	4,094,853
Subordinated, Series 2016-2 Class C
11/15/2021	2.660%	2,775,000	2,777,273
Scholar Funding Trust(a),(b)
Series 2011-A Class A
10/28/2043	2.072%	827,175	818,458
Shackleton CLO Ltd.(a),(b)
Series 2014-5A Class B1
05/07/2026	3.034%	14,000,000	13,999,888
Sierra Receivables Funding Co., LLC(b)
Series 2017-1A Class A
03/20/2034	2.910%	1,826,408	1,849,278
Sierra Timeshare Receivables Funding LLC(b)
Series 2016-2A Class A
07/20/2033	2.330%	1,242,639	1,249,653
Silver Spring CLO Ltd.(a),(b)
Series 2014-1A Class A
10/15/2026	2.608%	13,397,930	13,328,100
SLC Student Loan Trust(a)
Series 2006-2 Class A5
09/15/2026	1.231%	3,421,628	3,415,391
SLM Student Loan Trust(a),(b)
Series 2003-12 Class A5
09/15/2022	1.411%	1,793,602	1,794,484
SLM Student Loan Trust(a)
Series 2004-8 Class B
01/25/2040	1.616%	571,486	529,028
Series 2005-4 Class A3
01/25/2027	1.276%	6,046,558	6,007,915
Series 2007-6 Class B
04/27/2043	2.006%	854,407	822,855
Series 2008-2 Class B
01/25/2083	2.356%	1,165,000	1,034,598
Series 2008-3 Class B
04/26/2083	2.356%	1,165,000	1,048,110
Series 2008-4 Class B
04/25/2029	3.006%	1,165,000	1,129,485
Series 2008-5 Class B
07/25/2073	3.006%	1,165,000	1,136,789
Series 2008-6 Class B
07/26/2083	3.006%	1,165,000	1,141,561
Series 2008-7 Class B
07/26/2083	3.006%	1,165,000	1,154,764
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-8 Class B
10/25/2029	3.406%	1,165,000	1,138,045
Series 2008-9 Class B
10/25/2083	3.406%	1,165,000	1,179,566
Series 2011-1 Class A2
10/25/2034	2.174%	3,285,000	3,333,878
Series 2012-7 Class A3
05/26/2026	1.674%	4,000,000	3,901,948
Series 2013-2 Class A
06/25/2043	1.474%	5,840,132	5,788,356
SMART ABS Series Trust(a)
Series 2015-3US Class A2B
04/16/2018	1.739%	104,557	104,555
SoFi Professional Loan Program LLC(b)
Series 2016-A
12/26/2036	2.760%	3,326,976	3,375,815
Series 2016-B Class A2B
10/25/2032	2.740%	2,490,000	2,496,154
Series 2016-C Class A2B
12/27/2032	2.360%	1,405,000	1,400,791
Series 2017-A Class A2B
03/26/2040	2.400%	805,000	800,960
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
01/25/2039	1.941%	766,532	774,289
Sound Point CLO XII Ltd.(a),(b)
Series 2016-2A Class A
10/20/2028	2.816%	15,000,000	15,063,510
Sound Point CLO XVI Ltd.(a),(b),(c)
Series 2017-2A Class A
07/25/2030	2.452%	6,250,000	6,250,000
Springleaf Funding Trust(b)
Series 2015-AA Class A
11/15/2024	3.160%	3,300,000	3,335,583
Series 2016-AA Class A
11/15/2029	2.900%	10,200,000	10,265,063
SPS Servicer Advance Receivables Trust(b)
Series 2016-T2 Class AT2
11/15/2049	2.750%	4,300,000	4,301,007
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
01/15/2024	1.908%	2,140,742	2,140,729
TAL Advantage V LLC(b)
Series 2014-2A Class A1
05/20/2039	1.700%	277,615	277,101
TCF Auto Receivables Owner Trust(b)
Series 2016-PT1A Class A
06/15/2022	1.930%	7,576,081	7,576,684

6	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
THL Credit Wind River CLO Ltd.(a),(b)
Series 2014-1A Class AR
04/18/2026	2.338%	3,750,000	3,749,966
Toyota Auto Receivables Owner Trust
Series 2015-C Class A3
06/17/2019	1.340%	398,940	398,925
Series 2016-B Class A3
04/15/2020	1.300%	1,395,000	1,391,926
Toyota Auto Receivables Owner Trust(a)
Series 2017-B Class A2B
01/15/2020	1.050%	4,800,000	4,800,096
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class AR
04/20/2027	2.526%	5,500,000	5,504,285
Trinitas CLO VI Ltd.(a),(b),(c)
Series 2017-6A Class A
07/25/2029	2.655%	6,000,000	5,990,988
Trintas CLO Ltd.(a),(b)
Series 2016-5A Class A
10/25/2028	2.856%	16,175,000	16,237,161
Verizon Owner Trust(b)
Series 2016-1A Class A
01/20/2021	1.420%	845,000	841,741
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
10/15/2028	2.608%	7,000,000	7,019,803
Series 2013-3A Class A1R
01/18/2026	2.208%	4,500,000	4,500,018
VSE VOI Mortgage LLC(b)
Series 2016-A Class A
07/20/2033	2.540%	2,974,328	2,967,689
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
04/25/2040	1.326%	9,000,000	8,283,536
Wellfleet CLO Ltd.(a),(b)
Series 2016-2A Class A1
10/20/2028	2.507%	4,250,000	4,269,163
Wells Fargo Dealer Floorplan Master Note Trust(a)
Series 2014-1 Class A
07/20/2019	1.390%	2,770,000	2,770,712
Series 2015-1 Class A
01/20/2020	1.510%	5,840,000	5,849,749
Westcott Park CLO Ltd.(a),(b)
Series 2016-1A Class A
07/20/2028	2.686%	15,000,000	15,066,495
Wheels SPV 2 LLC(b)
Series 2015-1A Class A2
04/22/2024	1.270%	562,553	562,050
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	2,150,000	2,167,405
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	5,103,499
World Omni Auto Receivables Trust
Series 2016-B Class A3
02/15/2022	1.300%	5,375,000	5,341,176
Series 2017-A Class A2A
08/17/2020	1.500%	8,605,000	8,604,973
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	3,060,000	3,061,223
Total Asset-Backed Securities — Non-Agency (Cost $996,884,670)			1,000,258,681

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp.
Series 20K050 Class A1
01/25/2025	2.802%	2,620,382	2,684,735
Series K026 Class A2
11/25/2022	2.510%	2,915,000	2,965,364
Series K027 Class A2
01/25/2023	2.637%	2,357,900	2,411,345
Series K722 Class A2
03/25/2023	2.406%	1,700,000	1,720,951
Series K724 Class A1
03/25/2023	2.776%	3,118,052	3,205,666
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a)
CMO Series KGRP Class A
04/25/2020	1.363%	9,208,376	9,211,342
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K050 Class A2
08/25/2025	3.334%	2,440,000	2,569,826
Series 20K720 Class A2
06/25/2022	2.716%	2,365,000	2,432,852
Series K055 Class A2
03/25/2026	2.673%	12,440,000	12,441,809
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,059,599
Series KP03 Class A2
07/25/2019	1.780%	1,958,312	1,952,704
Federal National Mortgage Association
07/01/2020	3.950%	3,955,000	4,186,080
09/01/2020	3.588%	4,591,870	4,815,589
10/01/2020	3.540%	3,900,000	4,093,441
12/01/2020	3.543%	4,806,849	5,035,879
12/01/2020	3.762%	5,794,697	6,105,444
04/01/2021	4.250%	3,730,000	4,022,225

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/2021	4.381%	4,910,297	5,289,595
05/01/2021	4.540%	1,788,587	1,941,005
06/01/2021	4.381%	5,313,663	5,746,554
06/01/2023	4.650%	2,986,068	3,314,541
03/01/2024	3.550%	3,155,220	3,373,737
03/01/2026	2.860%	4,325,000	4,398,127
02/01/2028	3.280%	3,030,000	3,146,371
05/01/2028	2.780%	2,115,000	2,117,497
05/01/2028	3.010%	3,175,601	3,240,157
11/01/2028	2.810%	1,736,000	1,725,999
04/01/2029	3.130%	4,363,914	4,471,414
04/01/2029	3.130%	4,174,179	4,277,005
08/01/2029	3.580%	2,142,453	2,270,410
03/01/2031	3.200%	2,150,000	2,193,297
11/01/2031	2.770%	5,606,796	5,554,370
08/01/2034	3.760%	2,011,567	2,124,719
Federal National Mortgage Association(a)
Series 2013-M6 Class 1AC
02/25/2043	3.858%	5,225,000	5,482,200
Government National Mortgage Association(a)
CMO Series 2013-H08 Class FA
03/20/2063	1.333%	763,736	760,133
Total Commercial Mortgage-Backed Securities - Agency (Cost $136,943,124)			137,341,982

Commercial Mortgage-Backed Securities - Non-Agency 5.1%

1211 Avenue of the Americas Trust(b)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,271,948
225 Liberty Street Trust(b)
Series 2016-225L Class A
02/10/2036	3.597%	2,115,000	2,206,613
245 Park Avenue Trust(b)
Series 2017-245P Class A
06/05/2037	3.508%	4,325,000	4,473,788
American Homes 4 Rent Trust(b)
Series 2014-SFR3 Class A
12/17/2036	3.678%	765,303	801,129
Series 2015-SFR2 Class A
10/17/2045	3.732%	2,165,187	2,272,568
Banc of America Commercial Mortgage Trust(a)
Series 2007-4 Class AM
02/10/2051	5.972%	1,998,571	2,004,019
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(b)
Series 2012-PARK Class A
12/10/2030	2.959%	1,685,000	1,723,248
BBCMS Mortgage Trust(a),(b)
Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,710,757
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust
Series 2017-C1 Class A2
02/15/2050	3.189%	4,645,000	4,797,104
BBCMS Mortgage Trust(b)
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,279,154
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	885,753
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	758,165
BB-UBS Trust(b)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,198,964
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	16,284,713
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,979,577
CGGS Commercial Mortgage Trust(b)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	2,779,579	2,797,971
Citigroup Commercial Mortgage Trust
Series 2015-GC27 Class A5
02/10/2048	3.137%	2,945,000	2,984,650
Series 2016-C1 Class A4
05/10/2049	3.209%	8,900,000	9,052,913
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	8,172,087
CityLine Commercial Mortgage Trust(a),(b)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,558,343
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,310,576
Commercial Mortgage Pass-Through Certificates(b)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,824,468
Commercial Mortgage Trust
Series 2012-CR2 Class A4
08/15/2045	3.147%	7,350,000	7,597,864
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,238,416
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,233,014
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,704,357
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,665,140

8	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-DC1 Class A5
02/10/2048	3.350%	13,495,000	13,804,444
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	851,895
Series 2015-PC1 Class A5
07/10/2050	3.902%	5,515,000	5,839,746
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,315,837
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	5,096,273
Commercial Mortgage Trust(a),(b)
Series 2016-667M Class C
10/10/2036	3.284%	6,770,000	6,608,230
Commercial Mortgage Trust(b)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,194,997
Credit Suisse Mortgage Capital Trust(b)
Series 2014-USA Class A2
09/15/2037	3.953%	13,555,000	14,148,114
DBUBS Mortgage Trust(b)
Series 2011-LC2A Class A4
07/10/2044	4.537%	12,870,000	13,836,982
DBWF Mortgage Trust(a),(b)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,963,140
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,842,020
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a),(d)
CMO Series K028 Class X1
02/25/2023	0.326%	126,487,053	1,896,888
CMO Series K055 Class X1
03/25/2026	1.368%	2,166,412	214,760
CMO Series K057 Class X1
07/25/2026	1.193%	37,792,835	3,339,084
CMO Series K059 Class X1
09/25/2026	0.318%	7,434,393	184,001
CMO Series K060 Class X1
10/25/2026	0.080%	26,985,277	231,768
CMO Series K152 Class X1
01/25/2031	0.952%	4,424,468	406,429
CMO Series K718 Class X1
01/25/2022	0.645%	23,596,814	587,424
General Electric Capital Assurance Co.(b)
Series 2003-1 Class A5
05/12/2035	5.743%	793,879	836,797
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(a),(d)
CMO Series 2011-38 Class IO
04/16/2053	0.065%	14,093,059	255,339
CMO Series 2013-162 Class IO
09/16/2046	0.945%	110,608,964	5,338,265
CMO Series 2014-134 Class IA
01/16/2055	0.660%	27,703,402	902,073
CMO Series 2015-101 Class IO
03/16/2052	0.931%	18,758,828	1,155,480
CMO Series 2015-114
03/15/2057	0.969%	4,688,948	295,845
CMO Series 2015-120 Class IO
03/16/2057	0.913%	21,819,426	1,377,593
CMO Series 2015-125 Class IB
01/16/2055	1.358%	66,780,946	4,358,087
CMO Series 2015-125 Class IO
07/16/2055	0.807%	54,764,018	3,110,541
CMO Series 2015-146 Class IC
07/16/2055	0.866%	41,456,040	2,204,906
CMO Series 2015-171 Class IO
11/16/2055	0.893%	14,544,390	938,232
CMO Series 2015-174 Class IO
11/16/2055	0.951%	55,019,035	3,426,376
CMO Series 2015-21 Class IO
07/16/2056	1.068%	14,829,608	985,892
CMO Series 2015-29 Class EI
09/16/2049	0.766%	43,807,294	2,623,111
CMO Series 2015-41 Class IO
09/16/2056	0.756%	7,710,602	454,076
CMO Series 2015-6 Class IO
02/16/2051	0.754%	15,996,430	821,025
CMO Series 2015-70 Class IO
12/16/2049	1.072%	23,059,079	1,480,939
CMO Series 2016-39 Class IO
01/16/2056	0.855%	8,320,632	556,886
Series 2014-101 Class IO
04/16/2056	0.828%	53,275,257	3,106,651
Series 2016-152 Class IO
08/15/2058	0.984%	24,624,520	2,030,974
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	13,766,500	14,190,288
Series 2015-GC34 Class A3
10/10/2048	3.244%	15,000,000	15,321,188
Hilton USA Trust(b)
Series 2016-HHV Class A
11/05/2038	3.719%	2,800,000	2,921,222

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-SFP Class A
11/05/2035	2.828%	3,500,000	3,498,493
Houston Galleria Mall Trust(b)
Series 2015-HGLR Class A1A2
03/05/2037	3.087%	1,700,000	1,713,987
Hudsons Bay Simon JV Trust(b)
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,602,172
Irvine Core Office Trust(b)
Series 2013-IRV Class A1
05/15/2048	2.068%	1,628,832	1,621,783
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	368,486
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMA
08/15/2045	9.874%	5,600,000	5,634,102
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,406,965
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-C1 Class A4
02/15/2051	5.716%	4,546,603	4,584,015
Series 2013-C13 Class A3
01/15/2046	3.525%	3,960,000	4,092,444
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2011-C3 Class A3
02/15/2046	4.388%	6,625,384	6,763,914
Series 2011-C4 Class A3
07/15/2046	4.106%	8,233,882	8,407,870
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b),(d)
Series 2016-WPT Class XCP
10/15/2018	1.198%	141,533,000	2,308,884
Series 2016-WSP Class XCP
02/15/2018	0.985%	150,000,000	1,035,765
JPMorgan Commercial Mortgage-Backed Securities Trust(b)
Series 2009-RR1 Class A4B1
03/18/2051	1.000%	420,676	418,878
LB Commercial Mortgage Trust(a)
Series 2007-C3 Class AM
07/15/2044	6.012%	1,415,000	1,415,432
LSTAR Commercial Mortgage Trust(b)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	813,679
Merrill Lynch Mortgage Trust(a)
Series 2007-C1 Class A4
06/12/2050	5.836%	100,437	100,319
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	530,618
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	1,029,332
Morgan Stanley Capital I Trust(a)
Series 2007-IQ16 Class AM
12/12/2049	6.110%	3,000,000	3,051,690
Morgan Stanley Capital I Trust(b)
Series 2014-150E Class A
09/09/2032	3.912%	2,325,000	2,472,195
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,122,090
RBS Commercial Funding, Inc., Trust(a),(b)
Series 2013-GSP Class A
01/13/2032	3.834%	2,420,000	2,582,132
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,079,426
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,995,638
Wells Fargo Commercial Mortgage Trust(b)
Series 2010-C1 Class A2
11/15/2043	4.393%	1,930,000	2,050,234
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2013-120B Class A
03/18/2028	2.710%	1,600,000	1,623,608
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/2046	4.218%	5,090,000	5,517,198
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,965,331
WF-RBS Commercial Mortgage Trust(b)
Series 2011-C4 Class A3
06/15/2044	4.394%	4,324,511	4,449,065
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	1,440,000	1,466,512
Series 2014-C24 Class A3
11/15/2047	3.428%	1,345,000	1,388,058
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $374,961,299)			364,951,432

10	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Prairie Provident Resources, Inc.(e),(f)	1,728	749
Total Energy		749
Total Common Stocks (Cost $7,496)		749

Corporate Bonds & Notes 36.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Alcoa, Inc.
04/15/2021	5.400%	2,250,000	2,423,626
Bombardier, Inc.(b)
12/01/2021	8.750%	130,000	144,704
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,550,000	1,602,085
Embraer SA
06/15/2022	5.150%	160,000	168,482
Lockheed Martin Corp.
01/15/2026	3.550%	5,265,000	5,472,615
12/15/2042	4.070%	1,690,000	1,716,097
Northrop Grumman Corp.
02/01/2027	3.200%	3,150,000	3,194,232
Rockwell Collins, Inc.
03/15/2024	3.200%	3,360,000	3,418,199
Textron, Inc.
03/01/2024	4.300%	690,000	732,451
03/01/2025	3.875%	300,000	308,941
TransDigm, Inc.
07/15/2024	6.500%	87,000	90,467
05/15/2025	6.500%	175,000	180,701
06/15/2026	6.375%	463,000	470,842
TransDigm, Inc.(b)
05/15/2025	6.500%	222,000	228,943
Total			20,152,385
Airlines 0.3%
American Airlines Pass-Through Trust
01/15/2023	4.950%	1,552,800	1,656,502
Continental Airlines Pass-Through Trust
01/02/2018	6.900%	45,412	46,194
02/02/2019	6.545%	1,286,785	1,337,229
04/19/2022	5.983%	2,847,127	3,115,705
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,992,580	3,375,242
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	750,559	833,698
06/03/2025	4.625%	3,383,236	3,583,561
United Airlines, Inc. Pass-Through Trust
Series 2016-1 Class AA
07/07/2028	3.100%	7,160,000	7,086,087
Total			21,034,218
Apartment REIT 0.1%
AvalonBay Communities, Inc.
03/15/2020	6.100%	1,865,000	2,055,840
09/15/2022	2.950%	4,650,000	4,718,466
Mid-America Apartments LP
06/01/2027	3.600%	2,850,000	2,860,260
Total			9,634,566
Automotive 1.2%
American Axle & Manufacturing, Inc.
10/15/2022	6.625%	450,000	464,796
American Honda Finance Corp.(b)
10/01/2018	7.625%	2,250,000	2,424,173
American Honda Finance Corp.
02/14/2020	2.000%	2,600,000	2,612,228
BMW US Capital LLC(b)
09/15/2021	1.850%	4,895,000	4,803,209
Daimler Finance North America LLC(b)
09/03/2019	2.250%	5,895,000	5,922,589
03/02/2020	2.250%	1,500,000	1,504,758
Ford Motor Co.
02/01/2029	6.375%	1,165,000	1,342,398
01/15/2043	4.750%	2,640,000	2,485,225
12/08/2046	5.291%	1,415,000	1,418,331
Ford Motor Credit Co. LLC
06/12/2017	3.000%	1,600,000	1,600,761
05/15/2018	5.000%	1,975,000	2,032,196
06/15/2018	2.240%	3,000,000	3,005,628
03/28/2022	3.339%	3,695,000	3,738,579
09/20/2022	4.250%	1,100,000	1,152,396
Gates Global LLC/Co.(b)
07/15/2022	6.000%	287,000	292,761
General Motors Co.
04/01/2025	4.000%	1,060,000	1,072,071
10/02/2043	6.250%	1,925,000	2,107,596
General Motors Financial Co., Inc.
09/25/2017	3.000%	5,000,000	5,020,325
04/13/2024	3.950%	6,770,000	6,802,747
03/01/2026	5.250%	2,345,000	2,526,932
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	200,000	210,647

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hyundai Capital America(b)
02/06/2019	2.550%	180,000	180,830
03/19/2020	2.600%	680,000	681,812
04/05/2022	3.100%	4,750,000	4,754,166
IHO Verwaltungs GmbH PIK(b)
09/15/2026	4.750%	2,925,000	2,957,365
Lear Corp.
01/15/2023	4.750%	1,667,000	1,732,040
03/15/2024	5.375%	1,242,000	1,317,044
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,137,674
Nemak SAB de CV(b)
02/28/2023	5.500%	200,000	207,077
Nissan Motor Acceptance Corp.(b)
09/12/2017	1.950%	2,500,000	2,502,788
PACCAR Financial Corp.
08/12/2019	1.200%	1,110,000	1,094,864
02/27/2020	1.950%	5,905,000	5,924,055
RCI Banque SA(b)
04/03/2018	3.500%	4,000,000	4,053,432
Schaeffler Finance BV(b)
05/15/2023	4.750%	200,000	208,821
Toyota Motor Credit Corp.
05/20/2019	1.400%	4,380,000	4,354,070
ZF North America Capital, Inc.(b)
04/29/2025	4.750%	177,000	185,440
Total			83,831,824
Banking 11.2%
Ally Financial, Inc.
09/10/2018	4.750%	575,000	591,945
03/30/2020	4.125%	50,000	51,685
09/30/2024	5.125%	347,000	360,010
03/30/2025	4.625%	150,000	150,484
Subordinated
11/20/2025	5.750%	350,000	363,367
American Express Co.
03/19/2018	7.000%	2,500,000	2,605,575
American Express Credit Corp.
09/22/2017	1.550%	1,950,000	1,951,392
03/03/2020	2.200%	3,905,000	3,929,305
Banco de Credito del Peru(b)
09/16/2020	5.375%	150,000	163,905
Banco Internacional Del Peru SAA/Panama(b)
10/07/2020	5.750%	100,000	109,774
Banco Santander SA(b)
11/09/2022	4.125%	150,000	156,339
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.
09/01/2017	6.000%	3,000,000	3,032,505
01/11/2018	2.000%	6,500,000	6,516,412
04/25/2018	6.875%	13,300,000	13,888,871
05/01/2018	5.650%	2,000,000	2,068,534
07/15/2018	6.500%	3,000,000	3,149,868
06/01/2019	7.625%	1,500,000	1,660,533
10/19/2020	2.625%	2,000,000	2,018,922
01/11/2023	3.300%	2,000,000	2,037,576
01/22/2024	4.125%	3,000,000	3,172,230
04/19/2026	3.500%	2,000,000	2,011,336
04/01/2044	4.875%	1,000,000	1,111,123
Subordinated
01/22/2025	4.000%	795,000	811,193
04/21/2025	3.950%	2,500,000	2,541,992
Bank of America Corp.(a)
04/24/2028	3.705%	6,740,000	6,796,171
12/31/2049	8.125%	2,100,000	2,188,708
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,364,910
12/31/2049	8.000%	7,572,000	7,818,090
Bank of America NA
Subordinated
06/15/2017	6.100%	4,000,000	4,007,391
Bank of Montreal
04/09/2018	1.450%	750,000	749,813
07/18/2019	1.500%	2,615,000	2,592,493
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	800,000	854,049
05/03/2021	2.050%	2,510,000	2,495,485
08/16/2023	2.200%	4,180,000	4,074,350
09/11/2024	3.250%	1,960,000	2,009,122
Bank of New York Mellon Corp. (The)(a)
Junior Subordinated
12/29/2049	4.500%	3,527,000	3,512,613
12/31/2049	4.625%	993,000	990,179
Bank of Nova Scotia (The)
06/14/2019	1.650%	7,240,000	7,203,170
BankBoston Capital Trust IV(a)
Junior Subordinated
06/08/2028	1.706%	665,000	627,261
Barclays PLC
08/10/2021	3.200%	2,030,000	2,062,291
01/10/2023	3.684%	2,580,000	2,651,159
01/10/2028	4.337%	870,000	899,892
Subordinated
05/12/2026	5.200%	3,130,000	3,317,719
BB&T Corp.
02/01/2019	2.250%	1,600,000	1,612,656

12	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBVA Bancomer SA(b)
Junior Subordinated
04/22/2020	7.250%	200,000	219,553
Bear Stearns Companies LLC (The)
02/01/2018	7.250%	7,365,000	7,633,381
BNP Paribas SA(b)
Subordinated
03/13/2027	4.625%	395,000	413,786
BNZ International Funding Ltd.(b)
02/21/2020	2.400%	3,860,000	3,882,735
Capital One Bank NA
07/23/2021	2.950%	1,050,000	1,061,679
Capital One Financial Corp.
11/21/2018	2.150%	1,150,000	1,152,215
05/12/2020	2.500%	5,600,000	5,633,281
03/09/2022	3.050%	6,090,000	6,157,660
Capital One NA
08/17/2018	2.350%	2,610,000	2,623,549
01/31/2020	2.350%	3,225,000	3,230,724
Citigroup, Inc.(a)
08/14/2017	1.672%	6,620,000	6,624,409
05/15/2018	2.882%	2,275,000	2,305,098
05/17/2024	2.279%	7,990,000	7,969,162
Junior Subordinated
12/31/2049	5.800%	10,210,000	10,601,829
12/31/2049	5.950%	5,000,000	5,276,555
Citigroup, Inc.
09/26/2018	2.500%	6,921,000	6,976,361
12/07/2018	2.050%	8,000,000	8,020,032
08/09/2020	5.375%	10,000,000	10,937,030
12/08/2021	2.900%	1,625,000	1,644,025
04/25/2022	2.750%	3,530,000	3,531,017
05/01/2026	3.400%	6,400,000	6,356,851
Subordinated
06/10/2025	4.400%	4,250,000	4,434,335
08/25/2036	6.125%	981,000	1,178,931
05/18/2046	4.750%	2,910,000	2,987,490
Citizens Bank NA
03/02/2020	2.250%	4,880,000	4,889,521
Comerica, Inc.
05/23/2019	2.125%	645,000	644,696
Subordinated
07/22/2026	3.800%	900,000	912,907
Compass Bank
09/29/2019	2.750%	1,400,000	1,414,613
Credit Suisse Group AG(b)
01/09/2028	4.282%	2,125,000	2,193,731
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
12/10/2020	3.125%	1,910,000	1,939,223
06/09/2023	3.800%	4,890,000	5,031,404
Danske Bank A/S(b)
03/02/2020	2.200%	7,000,000	7,015,568
Deutsche Bank AG
05/12/2021	3.375%	1,988,000	2,013,180
Dexia Credit Local SA(b)
09/15/2021	1.875%	2,250,000	2,197,483
Discover Bank
02/21/2018	2.000%	680,000	681,070
08/08/2023	4.200%	4,000,000	4,222,652
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,933,608
11/21/2022	3.850%	3,653,000	3,759,989
Fifth Third Bancorp
03/01/2019	2.300%	310,000	311,890
07/27/2020	2.875%	1,570,000	1,605,593
Fifth Third Bancorp(a)
Junior Subordinated
12/31/2049	5.100%	4,359,000	4,348,102
First Maryland Capital I(a)
Junior Subordinated
01/15/2027	2.158%	385,000	362,322
Goldman Sachs Group, Inc. (The)
01/18/2018	5.950%	4,000,000	4,103,312
04/01/2018	6.150%	9,782,000	10,129,809
07/19/2018	2.900%	2,200,000	2,226,204
02/15/2019	7.500%	8,910,000	9,716,150
09/15/2020	2.750%	6,670,000	6,755,743
01/24/2022	5.750%	3,800,000	4,297,010
07/08/2024	3.850%	3,605,000	3,753,407
01/23/2025	3.500%	4,375,000	4,429,040
01/26/2027	3.850%	5,640,000	5,744,661
10/21/2045	4.750%	1,700,000	1,852,218
Subordinated
10/21/2025	4.250%	2,300,000	2,385,751
05/22/2045	5.150%	2,100,000	2,291,316
Goldman Sachs Group, Inc. (The)(a)
04/26/2022	2.277%	4,785,000	4,816,380
Junior Subordinated
12/31/2049	5.700%	5,000,000	5,172,425
Goldman Sachs Group, Inc. (The)(a),(c)
06/05/2028	3.691%	6,940,000	6,940,000
Grupo Aval Ltd.(b)
09/26/2022	4.750%	200,000	202,199
HBOS PLC(b)
Subordinated
05/21/2018	6.750%	5,927,000	6,186,620

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Holdings PLC(a)
Junior Subordinated
12/31/2049	6.000%	6,445,000	6,593,886
12/31/2049	6.375%	3,170,000	3,303,692
12/31/2049	6.375%	1,585,000	1,669,888
HSBC USA, Inc.
01/16/2018	1.625%	3,000,000	3,000,660
03/05/2020	2.350%	2,575,000	2,592,685
Huntington National Bank (The)
04/01/2019	2.200%	1,500,000	1,505,154
JPMorgan Chase & Co.
01/15/2018	6.000%	11,000,000	11,288,739
03/01/2018	1.700%	10,880,000	10,883,449
04/23/2019	6.300%	5,000,000	5,394,975
10/15/2020	4.250%	2,000,000	2,128,046
01/24/2022	4.500%	1,000,000	1,082,484
07/15/2025	3.900%	10,300,000	10,784,543
10/01/2026	2.950%	1,180,000	1,142,878
Subordinated
05/01/2023	3.375%	1,000,000	1,018,245
09/10/2024	3.875%	5,440,000	5,625,994
JPMorgan Chase & Co.(a)
04/25/2023	2.776%	5,780,000	5,794,109
02/01/2028	3.782%	6,880,000	7,054,147
Junior Subordinated
04/29/2049	7.900%	10,957,000	11,368,709
12/31/2049	5.300%	4,240,000	4,417,783
12/31/2049	6.100%	6,204,000	6,670,262
JPMorgan Chase & Co.(a),(c)
03/01/2025	3.220%	8,030,000	8,051,456
JPMorgan Chase Bank NA
Subordinated
10/01/2017	6.000%	2,605,000	2,642,890
JPMorgan Chase Capital XXI(a)
Junior Subordinated
02/02/2037	2.120%	18,453,000	17,019,313
JPMorgan Chase Capital XXIII(a)
Junior Subordinated
05/15/2047	2.182%	1,245,000	1,146,479
KeyBank NA
08/22/2019	1.600%	4,835,000	4,794,942
KeyCorp (a)
Junior Subordinated
12/31/2049	5.000%	6,793,000	6,828,324
KeyCorp Capital I(a)
Junior Subordinated
07/01/2028	1.888%	6,016,000	5,476,557
Lloyds Banking Group PLC
01/11/2022	3.000%	6,975,000	7,062,020
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
12/10/2025	4.582%	23,040,000	24,135,944
M&T Bank Corp.
07/25/2019	2.250%	3,000,000	3,021,510
M&T Bank Corp.(a)
Junior Subordinated
12/31/2049	5.125%	2,413,000	2,474,700
MBNA Capital B(a)
Junior Subordinated
02/01/2027	1.970%	512,000	485,984
Mellon Capital IV(a)
Junior Subordinated
06/29/2049	4.000%	239,000	209,594
Merrill Lynch & Co., Inc.
11/15/2018	6.875%	2,000,000	2,139,100
Morgan Stanley
12/28/2017	5.950%	2,000,000	2,047,750
04/01/2018	6.625%	5,000,000	5,196,880
05/13/2019	7.300%	1,000,000	1,099,184
07/23/2025	4.000%	280,000	292,709
07/24/2042	6.375%	4,300,000	5,684,750
01/22/2047	4.375%	235,000	243,183
Subordinated
11/24/2025	5.000%	4,950,000	5,425,284
Morgan Stanley(a)
01/05/2018	1.890%	2,000,000	2,006,608
02/14/2020	1.982%	16,030,000	16,080,831
05/08/2024	2.373%	4,645,000	4,663,399
Junior Subordinated
12/31/2049	5.450%	5,000,000	5,119,935
MUFG Union Bank NA
09/26/2018	2.625%	1,925,000	1,942,922
05/06/2019	2.250%	825,000	828,503
National Australia Bank Ltd.
05/22/2022	2.500%	8,015,000	8,005,550
NB Capital Trust III(a)
Junior Subordinated
01/15/2027	1.708%	670,000	629,251
Northern Trust Corp.(a)
Junior Subordinated
05/08/2032	3.375%	2,005,000	2,022,682
NTC Capital I(a)
Junior Subordinated
01/15/2027	1.678%	222,000	207,826
NTC Capital II(a)
Junior Subordinated
04/15/2027	1.748%	166,000	155,835

14	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Bank NA
02/23/2018	1.500%	6,645,000	6,644,548
04/29/2021	2.150%	2,050,000	2,046,900
06/01/2025	3.250%	1,450,000	1,478,603
QNB Finance Ltd.(b)
10/31/2018	2.750%	200,000	202,214
Royal Bank of Canada
04/15/2019	1.625%	4,800,000	4,778,352
03/02/2020	2.125%	6,800,000	6,817,034
Royal Bank of Scotland Group PLC(a)
05/15/2023	2.652%	21,723,000	21,729,017
Santander Holdings USA, Inc.
05/24/2019	2.700%	125,000	125,663
Santander Holdings USA, Inc.(b)
03/28/2022	3.700%	6,820,000	6,889,175
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	4,745,000	5,017,344
Santander UK Group Holdings PLC
08/05/2021	2.875%	3,425,000	3,441,228
Santander UK Group Holdings PLC(b)
Subordinated
09/15/2025	4.750%	5,332,000	5,530,660
09/15/2045	5.625%	2,348,000	2,597,390
State Street Corp.(a)
05/15/2023	2.653%	3,870,000	3,903,657
06/15/2037	2.131%	6,145,000	5,730,778
Suncorp Metway Ltd.(a),(b)
05/04/2022	2.800%	4,940,000	4,958,461
SunTrust Banks, Inc.
05/01/2019	2.500%	1,770,000	1,788,429
01/31/2020	2.250%	5,980,000	6,020,138
03/03/2021	2.900%	920,000	938,233
SunTrust Capital I(a)
Junior Subordinated
05/15/2027	1.850%	2,320,000	2,160,883
SunTrust Capital III(a)
Junior Subordinated
03/15/2028	1.781%	1,510,000	1,389,943
Svenska Handelsbanken AB
09/06/2019	1.500%	4,510,000	4,467,507
09/07/2021	1.875%	6,215,000	6,093,472
Synchrony Financial
01/15/2019	2.600%	2,500,000	2,515,485
07/23/2025	4.500%	3,085,000	3,191,371
Synovus Financial Corp.(a)
Subordinated
12/15/2025	5.750%	5,055,000	5,346,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)
09/06/2018	1.450%	6,400,000	6,386,112
U.S. Bancorp
04/27/2027	3.150%	4,950,000	4,982,670
Subordinated
04/27/2026	3.100%	2,720,000	2,711,775
U.S. Bancorp(a)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,117,974
UBS Group Funding Switzerland AG(b)
03/23/2028	4.253%	2,790,000	2,915,943
UniCredit SpA(b)
04/12/2022	3.750%	4,660,000	4,704,531
Wachovia Capital Trust II(a)
Junior Subordinated
01/15/2027	1.658%	2,019,000	1,914,509
Wells Fargo & Co.
10/23/2026	3.000%	17,570,000	17,089,619
Wells Fargo & Co.(a)
05/22/2028	3.584%	5,590,000	5,648,695
Junior Subordinated
03/29/2049	7.980%	4,560,000	4,732,181
12/31/2049	5.900%	15,001,000	15,926,562
Wells Fargo Bank NA
12/06/2019	2.150%	5,060,000	5,084,622
Westpac Banking Corp.
08/19/2019	1.600%	3,220,000	3,193,013
Total			799,286,879
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC
07/15/2019	8.500%	2,800,000	3,150,302
01/20/2043	6.500%	600,000	674,734
Nasdaq, Inc.
01/15/2020	5.550%	600,000	648,400
NPF Corp.(b)
07/15/2021	9.000%	43,000	45,160
Stifel Financial Corp.
12/01/2020	3.500%	980,000	998,929
07/18/2024	4.250%	750,000	768,742
Total			6,286,267
Building Materials 0.1%
Allegion PLC
09/15/2023	5.875%	210,000	226,892
American Builders & Contractors Supply Co., Inc.(b)
12/15/2023	5.750%	286,000	303,635

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	367,000	397,357
Gibraltar Industries, Inc.
02/01/2021	6.250%	56,000	57,759
HD Supply, Inc.(b)
04/15/2024	5.750%	219,000	233,474
Standard Industries, Inc.(b)
10/15/2025	6.000%	3,360,000	3,626,979
US Concrete, Inc.
06/01/2024	6.375%	166,000	173,849
USG Corp.(b)
03/01/2025	5.500%	150,000	158,220
Total			5,178,165
Cable and Satellite 0.9%
Altice US Finance I Corp.(b)
07/15/2023	5.375%	670,000	702,387
05/15/2026	5.500%	4,046,000	4,232,905
Cablevision Systems Corp.
04/15/2018	7.750%	3,500,000	3,648,410
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,190,296
09/01/2023	5.750%	1,000,000	1,051,113
CCO Holdings LLC/Capital Corp.(b)
05/01/2025	5.375%	307,000	324,870
02/15/2026	5.750%	125,000	133,646
05/01/2027	5.125%	1,275,000	1,306,249
05/01/2027	5.875%	648,000	690,043
Cequel Communications Holdings I LLC/Capital Corp.(b)
09/15/2020	6.375%	2,309,000	2,366,785
12/15/2021	5.125%	300,000	307,019
12/15/2021	5.125%	50,000	51,224
07/15/2025	7.750%	350,000	390,307
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,840,000	3,046,087
10/23/2045	6.484%	5,125,000	6,113,853
Comcast Corp.
02/15/2025	3.375%	900,000	928,828
COX Communications, Inc.(b)
12/15/2022	3.250%	500,000	496,596
03/01/2039	8.375%	565,000	733,264
CSC Holdings LLC
02/15/2019	8.625%	250,000	274,221
CSC Holdings LLC(b)
10/15/2025	6.625%	483,000	531,276
10/15/2025	10.875%	293,000	356,485
04/15/2027	5.500%	1,600,000	1,675,485
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,479,528
06/01/2021	6.750%	750,000	830,132
07/15/2022	5.875%	300,000	320,047
07/01/2026	7.750%	3,681,000	4,320,574
NBCUniversal Enterprise Inc.(b)
Junior Subordinated
12/31/2049	5.250%	1,490,000	1,562,359
NBCUniversal Media LLC
04/30/2020	5.150%	2,280,000	2,495,836
01/15/2023	2.875%	720,000	733,972
Radiate HoldCo LLC/Finance, Inc.(b)
02/15/2025	6.625%	90,000	92,099
Sirius XM Radio, Inc.(b)
04/15/2025	5.375%	282,000	289,844
07/15/2026	5.375%	18,000	18,433
Time Warner Cable LLC
05/01/2037	6.550%	2,015,000	2,412,360
09/01/2041	5.500%	1,500,000	1,603,238
Time Warner Cable, Inc.
02/01/2020	5.000%	1,500,000	1,602,417
09/01/2021	4.000%	1,500,000	1,575,396
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,820,000	2,520,789
Unitymedia Hessen GmbH & Co. KG NRW(b)
01/15/2025	5.000%	458,000	475,049
UPCB Finance IV Ltd.(b)
01/15/2025	5.375%	3,450,000	3,580,503
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,933,617
Videotron Ltd./Ltee(b)
04/15/2027	5.125%	122,000	125,823
Virgin Media Finance PLC(b)
01/15/2025	5.750%	226,000	230,881
Virgin Media Secured Finance PLC(b)
01/15/2026	5.250%	473,000	481,201
Ziggo Bond Finance BV(b)
01/15/2027	6.000%	1,800,000	1,812,665
Ziggo Secured Finance BV(b)
01/15/2027	5.500%	426,000	431,167
Total			65,479,279
Chemicals 0.5%
Agrium, Inc.
01/15/2045	5.250%	1,400,000	1,574,787
Albemarle Corp.
12/01/2024	4.150%	535,000	565,214
12/01/2044	5.450%	545,000	625,993

16	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angus Chemical Co.(b)
02/15/2023	8.750%	223,000	231,131
Atotech USA, Inc.(b)
02/01/2025	6.250%	291,000	296,912
Axalta Coating Systems LLC(b)
08/15/2024	4.875%	1,168,000	1,198,338
Celanese U.S. Holdings LLC
06/15/2021	5.875%	3,004,000	3,367,787
11/15/2022	4.625%	1,122,000	1,219,118
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,217,668
Chemours Co. (The)
05/15/2023	6.625%	270,000	289,227
05/15/2027	5.375%	46,000	47,952
Dow Chemical Co. (The)
05/15/2019	8.550%	500,000	562,356
11/15/2041	5.250%	3,280,000	3,735,228
Eastman Chemical Co.
03/15/2025	3.800%	1,700,000	1,758,633
10/15/2044	4.650%	2,511,000	2,622,446
Eco Services Operations LLC/Finance Corp.(b)
11/01/2022	8.500%	212,000	223,272
Incitec Pivot Finance LLC(b)
12/10/2019	6.000%	1,000,000	1,073,190
INEOS Group Holdings SA(b)
08/01/2024	5.625%	287,000	295,297
Koppers, Inc.(b)
02/15/2025	6.000%	196,000	205,728
LYB International Finance BV
03/15/2044	4.875%	460,000	486,319
LyondellBasell Industries NV
02/26/2055	4.625%	6,406,000	6,276,964
Mosaic Co. (The)
11/15/2043	5.625%	985,000	1,011,232
PQ Corp.(b)
11/15/2022	6.750%	323,000	351,112
Sherwin-Williams Co. (The)
06/01/2022	2.750%	850,000	855,580
06/01/2027	3.450%	755,000	763,408
SPCM SA(b)
09/15/2025	4.875%	95,000	97,319
WR Grace & Co.(b)
10/01/2021	5.125%	2,000,000	2,135,828
Total			33,088,039
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	6,180,000	6,094,209
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(b)
01/15/2025	5.375%	167,000	173,128
United Rentals North America, Inc.
07/15/2023	4.625%	175,000	181,875
07/15/2025	5.500%	5,300,000	5,578,017
09/15/2026	5.875%	339,000	359,786
05/15/2027	5.500%	278,000	285,549
Total			12,672,564
Consumer Cyclical Services 0.2%
Alibaba Group Holding Ltd.
11/28/2019	2.500%	6,130,000	6,173,554
APX Group, Inc.
12/01/2020	8.750%	138,000	143,051
12/01/2022	7.875%	371,000	405,697
Automatic Data Processing, Inc.
09/15/2025	3.375%	1,360,000	1,420,676
Carlson Travel, Inc.(b)
12/15/2023	6.750%	50,000	51,406
eBay, Inc.(c)
06/05/2027	3.600%	4,860,000	4,860,943
Interval Acquisition Corp.
04/15/2023	5.625%	197,000	204,645
KAR Auction Services, Inc.(b)
06/01/2025	5.125%	97,000	98,810
Visa, Inc.
12/14/2025	3.150%	690,000	706,232
Western Union Co. (The)
03/15/2022	3.600%	2,720,000	2,782,946
Total			16,847,960
Consumer Products 0.1%
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,401,938
Prestige Brands, Inc.(b)
03/01/2024	6.375%	328,000	347,559
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	52,000	55,832
12/15/2026	5.250%	835,000	864,257
Spectrum Brands, Inc.
12/15/2024	6.125%	175,000	186,419
07/15/2025	5.750%	277,000	295,088
Springs Industries, Inc.
06/01/2021	6.250%	3,074,000	3,177,068
Tempur Sealy International, Inc.
10/15/2023	5.625%	79,000	81,526
06/15/2026	5.500%	151,000	151,444
Total			9,561,131

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.8%
EnerSys (b)
04/30/2023	5.000%	200,000	206,266
Fortive Corp.(b)
06/15/2026	3.150%	1,125,000	1,130,987
General Electric Co.
01/08/2020	5.500%	1,432,000	1,567,433
10/17/2021	4.650%	487,000	539,241
09/07/2022	3.150%	337,000	351,615
01/09/2023	3.100%	1,146,000	1,193,017
01/14/2038	5.875%	1,196,000	1,541,883
General Electric Co.(a)
08/15/2036	1.662%	5,380,000	4,820,566
Junior Subordinated
12/31/2049	5.000%	26,826,000	28,468,073
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,629,195
Siemens Financieringsmaatschappij NV(b)
09/15/2023	2.000%	2,645,000	2,552,425
10/15/2026	2.350%	700,000	663,935
SPX FLOW, Inc.(b)
08/15/2024	5.625%	98,000	100,695
United Technologies Corp.
05/04/2024	2.800%	5,525,000	5,552,835
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,963,496
WW Grainger, Inc.
05/15/2047	4.200%	2,385,000	2,431,860
Zekelman Industries, Inc.(b)
06/15/2023	9.875%	129,000	145,819
Total			54,859,341
Electric 2.9%
AEP Texas Central Co.(b)
10/01/2025	3.850%	880,000	917,297
AEP Texas Central Co.
02/15/2033	6.650%	1,730,000	2,171,062
AES Gener SA(b)
07/14/2025	5.000%	200,000	206,894
Ameren Corp.
02/15/2026	3.650%	590,000	604,008
American Electric Power Co., Inc.
12/15/2022	2.950%	750,000	765,130
Arizona Public Service Co.
09/15/2026	2.550%	1,720,000	1,646,090
11/15/2045	4.350%	1,870,000	1,988,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berkshire Hathaway Energy Co.
02/01/2025	3.500%	1,075,000	1,110,471
Calpine Corp.
01/15/2023	5.375%	282,000	276,219
01/15/2025	5.750%	5,550,000	5,285,620
Calpine Corp.(b)
01/15/2024	5.875%	75,000	77,432
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,050,000	1,247,533
Consolidated Edison Co. of New York, Inc.
04/01/2018	5.850%	3,000,000	3,104,901
06/15/2046	3.850%	3,160,000	3,135,975
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	718,099
Dominion Energy, Inc.(a)
Junior Subordinated
07/01/2019	2.962%	845,000	857,856
DPL, Inc.
10/15/2021	7.250%	2,875,000	3,075,902
DTE Energy Co.
10/01/2026	2.850%	11,335,000	10,808,059
Duke Energy Corp.
09/01/2026	2.650%	4,710,000	4,499,510
Duke Energy Progress LLC
03/30/2044	4.375%	960,000	1,031,229
10/15/2046	3.700%	2,600,000	2,522,156
Duke Energy Progress, Inc.
08/15/2045	4.200%	1,780,000	1,854,619
Duquesne Light Holdings, Inc.(b)
09/15/2020	6.400%	5,000,000	5,564,825
Dynegy, Inc.
11/01/2022	7.375%	5,700,000	5,602,775
11/01/2024	7.625%	525,000	509,004
E.ON International Finance BV(b)
04/30/2038	6.650%	1,475,000	1,841,064
Emera US Finance LP
06/15/2026	3.550%	1,160,000	1,165,104
Emera, Inc.(a)
Subordinated
06/15/2076	6.750%	10,555,000	11,724,008
Enel Americas SA
10/25/2026	4.000%	375,000	376,623
Enel Finance International NV(b)
05/25/2022	2.875%	3,730,000	3,724,502
05/25/2047	4.750%	6,215,000	6,245,441
Entergy Mississippi, Inc.
07/01/2023	3.100%	2,000,000	2,034,584

18	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,352,217
04/15/2046	4.450%	1,050,000	1,078,572
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,019,520
FirstEnergy Corp.
03/15/2018	2.750%	530,000	532,455
FirstEnergy Transmission LLC(b)
07/15/2044	5.450%	1,000,000	1,132,763
Fortis, Inc.(b)
10/04/2021	2.100%	3,215,000	3,152,243
Great Plains Energy, Inc.
03/09/2020	2.500%	3,830,000	3,870,506
04/01/2027	3.900%	960,000	974,135
Gulf Power Co.
05/30/2027	3.300%	3,675,000	3,712,617
10/01/2044	4.550%	1,350,000	1,397,442
IPALCO Enterprises, Inc.
05/01/2018	5.000%	3,130,000	3,194,074
ITC Holdings Corp.
06/15/2024	3.650%	3,810,000	3,889,092
Jersey Central Power & Light Co.
06/15/2018	4.800%	2,000,000	2,053,046
06/01/2037	6.150%	665,000	790,935
Jersey Central Power & Light Co.(b)
04/01/2024	4.700%	2,000,000	2,160,332
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	678,521
MidAmerican Energy Co.
05/01/2046	4.250%	3,433,000	3,650,978
National Rural Utilities Cooperative Finance Corp.
11/01/2018	10.375%	2,500,000	2,794,232
02/07/2024	2.950%	7,535,000	7,625,405
National Rural Utilities Cooperative Finance Corp.(a)
Subordinated
04/20/2046	5.250%	1,750,000	1,824,099
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	6,440,000	6,425,574
06/15/2023	3.625%	3,000,000	3,078,183
NextEra Energy Capital Holdings, Inc.(a)
Junior Subordinated
09/01/2067	7.300%	3,545,000	3,588,884
NRG Energy, Inc.
03/15/2023	6.625%	5,309,000	5,465,233
05/01/2024	6.250%	272,000	272,824
05/15/2026	7.250%	260,000	266,030
NRG Yield Operating LLC
08/15/2024	5.375%	426,000	440,461
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Yield Operating LLC(b)
09/15/2026	5.000%	84,000	83,414
Oncor Electric Delivery Co. LLC
09/30/2040	5.250%	4,000,000	4,727,792
Pacific Gas & Electric Co.
06/15/2023	3.250%	2,291,000	2,362,381
03/01/2026	2.950%	2,275,000	2,264,264
03/01/2034	6.050%	235,000	301,548
12/01/2046	4.000%	3,340,000	3,405,287
Pattern Energy Group, Inc.(b)
02/01/2024	5.875%	284,000	295,917
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	640,155
03/15/2024	3.950%	1,200,000	1,257,298
PSEG Power LLC
11/15/2018	2.450%	840,000	844,209
Public Service Co. of Oklahoma
02/01/2021	4.400%	3,500,000	3,721,196
San Diego Gas & Electric Co.
05/15/2026	2.500%	585,000	567,029
Southern Co. (The)
07/01/2026	3.250%	11,191,000	10,980,050
07/01/2036	4.250%	745,000	747,596
Southern Power Co.
12/15/2021	2.500%	3,350,000	3,337,139
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,215,575
Toledo Edison Co. (The)
05/15/2037	6.150%	1,706,000	2,097,336
TransAlta Corp.
06/03/2017	1.900%	3,413,000	3,413,013
Tucson Electric Power Co.
03/15/2023	3.850%	3,100,000	3,113,770
Virginia Electric & Power Co.
06/30/2019	5.000%	1,280,000	1,359,763
WEC Energy Group, Inc.
06/15/2025	3.550%	1,100,000	1,140,103
Total			206,987,975
Finance Companies 0.4%
Aircastle Ltd.
02/15/2022	5.500%	3,481,000	3,772,370
CIT Group, Inc.
08/01/2023	5.000%	325,000	349,754
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	5,522,000	5,578,562
11/15/2025	3.373%	2,980,000	3,111,775
11/15/2035	4.418%	5,630,000	6,065,469

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	6,916,000	7,863,983
iStar, Inc.
04/01/2022	6.000%	105,000	106,927
Navient Corp.
07/26/2021	6.625%	128,000	135,947
01/25/2022	7.250%	61,000	65,455
06/15/2022	6.500%	279,000	289,797
01/25/2023	5.500%	50,000	49,270
10/25/2024	5.875%	350,000	340,905
OneMain Financial Holdings LLC(b)
12/15/2021	7.250%	416,000	437,768
Park Aerospace Holdings Ltd.(b)
08/15/2022	5.250%	230,000	242,002
Provident Funding Associates LP/Finance Corp.(b)
06/15/2021	6.750%	287,000	297,780
Provident Funding Associates LP/Finance Corp.(b),(c)
06/15/2025	6.375%	93,000	94,684
Quicken Loans, Inc.(b)
05/01/2025	5.750%	302,000	303,354
Total			29,105,802
Food and Beverage 0.6%
Acosta, Inc.(b)
10/01/2022	7.750%	750,000	633,370
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	8,745,000	9,019,462
02/01/2026	3.650%	10,990,000	11,306,930
02/01/2046	4.900%	4,685,000	5,195,698
Aramark Services, Inc.
06/01/2026	4.750%	950,000	982,571
B&G Foods, Inc.
04/01/2025	5.250%	84,000	87,230
Central America Botling Corp.(b)
01/31/2027	5.750%	1,600,000	1,694,605
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	168,000	176,507
DS Services of America, Inc.(b)
09/01/2021	10.000%	1,072,000	1,144,618
FAGE International SA/USA Dairy Industry, Inc.(b)
08/15/2026	5.625%	227,000	232,243
JBS USA LUX SA/Finance, Inc.(b)
06/15/2025	5.750%	100,000	97,024
Kraft Heinz Foods Co.
07/15/2025	3.950%	4,000,000	4,133,256
06/01/2026	3.000%	5,840,000	5,601,740
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(b)
11/01/2024	4.625%	899,000	920,498
11/01/2026	4.875%	201,000	206,046
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	680,804
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,295,235
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	25,000	26,721
Post Holdings, Inc.(b)
08/15/2026	5.000%	422,000	424,466
03/01/2027	5.750%	171,000	179,355
Smithfield Foods, Inc.(b)
02/01/2022	3.350%	1,110,000	1,120,327
Tyson Foods, Inc.
08/15/2044	5.150%	200,000	220,334
Total			45,379,040
Gaming 0.2%
Boyd Gaming Corp.
05/15/2023	6.875%	439,000	475,196
Churchill Downs, Inc.
12/15/2021	5.375%	1,070,000	1,113,900
Eldorado Resorts, Inc.(b)
04/01/2025	6.000%	66,000	69,367
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	135,613
04/15/2026	5.375%	1,042,000	1,131,075
International Game Technology PLC(b)
02/15/2022	6.250%	364,000	393,697
02/15/2025	6.500%	54,000	59,021
Jack Ohio Finance LLC/1 Corp.(b)
11/15/2021	6.750%	165,000	170,925
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	213,000	230,558
09/01/2026	4.500%	1,915,000	1,919,418
MGM Resorts International
03/15/2023	6.000%	4,228,000	4,640,852
09/01/2026	4.625%	397,000	397,668
Penn National Gaming, Inc.(b)
01/15/2027	5.625%	72,000	72,890
Pinnacle Entertainment, Inc.(b)
05/01/2024	5.625%	3,075,000	3,185,832
Rivers Pittsburgh Borrower LP/Finance Corp.(b)
08/15/2021	6.125%	101,000	102,063
Scientific Games International, Inc.(b)
01/01/2022	7.000%	271,000	289,259

20	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
12/01/2022	10.000%	228,000	248,268
Studio City Co., Ltd.(b)
11/30/2021	7.250%	600,000	646,534
Tunica-Biloxi Gaming Authority(b),(g)
11/15/2016	0.000%	99,000	34,650
Wynn Las Vegas LLC/Capital Corp.(b)
05/15/2027	5.250%	90,000	92,473
Total			15,409,259
Health Care 1.1%
Abbott Laboratories
11/30/2021	2.900%	3,450,000	3,504,834
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	322,000	343,593
Amsurg Corp.
07/15/2022	5.625%	282,000	294,197
Barnabas Health, Inc.
07/01/2028	4.000%	4,000,000	3,898,084
Baxter International, Inc.
08/15/2026	2.600%	2,385,000	2,277,971
Becton Dickinson and Co.(c)
06/06/2022	2.894%	5,860,000	5,868,456
Becton Dickinson and Co.
12/15/2024	3.734%	158,000	161,065
12/15/2044	4.685%	320,000	324,785
Catholic Health Initiatives
11/01/2022	2.950%	1,610,000	1,571,442
Change Healthcare Holdings LLC/Finance, Inc.(b)
03/01/2025	5.750%	168,000	172,655
CHS/Community Health Systems, Inc.
07/15/2020	7.125%	4,300,000	4,236,468
08/01/2021	5.125%	225,000	228,207
02/01/2022	6.875%	1,015,000	902,081
03/31/2023	6.250%	388,000	402,011
DaVita, Inc.
08/15/2022	5.750%	150,000	155,464
07/15/2024	5.125%	75,000	76,343
05/01/2025	5.000%	700,000	695,915
Express Scripts Holding Co.
06/15/2024	3.500%	3,160,000	3,174,691
03/01/2027	3.400%	2,190,000	2,109,491
07/15/2046	4.800%	4,859,000	4,844,778
HCA, Inc.
02/15/2020	6.500%	2,700,000	2,967,600
02/15/2022	7.500%	225,000	259,258
02/01/2025	5.375%	5,175,000	5,446,356
04/15/2025	5.250%	1,088,000	1,187,779
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hill-Rom Holdings, Inc.(b)
02/15/2025	5.000%	165,000	168,820
Mayo Clinic
11/15/2052	4.128%	750,000	768,431
MEDNAX, Inc.(b)
12/01/2023	5.250%	193,000	195,887
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	4,657,553
MPH Acquisition Holdings LLC(b)
06/01/2024	7.125%	320,000	342,415
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,001,915
Northwell Healthcare, Inc.
11/01/2042	4.800%	6,365,000	6,602,796
NYU Hospitals Center
07/01/2042	4.428%	4,000,000	4,110,712
07/01/2043	5.750%	705,000	874,618
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,271,194
Quintiles IMS, Inc.(b)
05/15/2023	4.875%	530,000	544,154
10/15/2026	5.000%	1,061,000	1,095,516
Sterigenics-Nordion Holdings LLC(b)
05/15/2023	6.500%	281,000	289,836
Sutter Health
08/15/2053	2.286%	2,300,000	2,294,876
Team Health Holdings, Inc.(b)
02/01/2025	6.375%	146,000	141,735
Tenet Healthcare Corp.
02/01/2020	6.750%	2,800,000	2,900,624
04/01/2021	4.500%	606,000	620,989
10/01/2021	4.375%	25,000	25,647
04/01/2022	8.125%	629,000	663,292
06/15/2023	6.750%	375,000	372,930
Tenet Healthcare Corp.(a)
06/15/2020	4.631%	1,700,000	1,715,509
Tenet Healthcare Corp.(b)
01/01/2022	7.500%	124,000	134,829
Texas Health Resources
11/15/2055	4.330%	700,000	728,304
Zimmer Biomet Holdings, Inc.
04/01/2025	3.550%	985,000	992,174
Total			79,618,280
Healthcare Insurance 0.3%
Anthem, Inc.
01/15/2043	4.650%	5,250,000	5,565,205

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
05/15/2022	4.750%	1,875,000	1,961,117
02/15/2024	6.125%	171,000	185,806
01/15/2025	4.750%	1,393,000	1,432,877
Humana, Inc.
03/15/2027	3.950%	625,000	650,571
Molina Healthcare, Inc.
11/15/2022	5.375%	32,000	33,983
Molina Healthcare, Inc.(b),(c)
06/15/2025	4.875%	450,000	453,291
UnitedHealth Group, Inc.
11/15/2017	6.000%	2,383,000	2,429,933
07/15/2025	3.750%	1,295,000	1,370,201
07/15/2045	4.750%	460,000	518,970
04/15/2047	4.250%	3,920,000	4,131,951
WellCare Health Plans, Inc.
04/01/2025	5.250%	774,000	814,954
Total			19,548,859
Healthcare REIT 0.6%
Alexandria Real Estate Equities, Inc.
04/01/2022	4.600%	1,798,000	1,928,328
06/15/2023	3.900%	8,000,000	8,275,288
HCP, Inc.
11/15/2023	4.250%	4,896,000	5,123,831
08/15/2024	3.875%	782,000	797,973
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	550,000	552,259
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	3,455,000	3,526,774
Omega Healthcare Investors, Inc.
01/15/2028	4.750%	6,820,000	6,874,417
Physicians Realty LP
03/15/2027	4.300%	2,395,000	2,447,381
Ventas Realty LP
04/01/2027	3.850%	2,850,000	2,875,046
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	3,000,000	3,033,318
Welltower, Inc.
04/01/2019	4.125%	2,000,000	2,063,672
03/15/2023	3.750%	2,145,000	2,222,003
Total			39,720,290
Home Construction 0.3%
CalAtlantic Group, Inc.
11/15/2024	5.875%	270,000	291,233
06/01/2026	5.250%	2,323,000	2,400,904
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lennar Corp.
12/15/2017	4.750%	1,225,000	1,234,879
04/30/2024	4.500%	160,000	161,944
Meritage Homes Corp.
04/01/2022	7.000%	254,000	288,723
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,798,501
01/15/2027	5.000%	1,425,000	1,446,432
Taylor Morrison Communities, Inc./Holdings II(b)
04/15/2023	5.875%	121,000	129,329
Toll Brothers Finance Corp.
10/15/2017	8.910%	8,108,000	8,313,465
William Lyon Homes, Inc.
04/15/2019	5.750%	4,000,000	4,053,344
Total			20,118,754
Independent Energy 0.6%
Afren PLC(b),(g)
12/09/2020	0.000%	195,167	112
Anadarko Petroleum Corp.
07/15/2024	3.450%	2,100,000	2,076,772
09/15/2036	6.450%	298,000	355,403
Apache Corp.
01/15/2023	2.625%	1,500,000	1,480,259
02/01/2042	5.250%	1,200,000	1,291,573
California Resources Corp.
11/15/2024	6.000%	40,000	26,462
Callon Petroleum Co.(b)
10/01/2024	6.125%	76,000	79,131
10/01/2024	6.125%	41,000	42,582
Canadian Natural Resources Ltd.
01/15/2023	2.950%	3,465,000	3,480,042
06/01/2027	3.850%	2,630,000	2,640,830
06/01/2047	4.950%	3,200,000	3,239,894
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	185,000	180,445
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,688,746
ConocoPhillips Co.
03/15/2026	4.950%	8,525,000	9,559,449
Continental Resources, Inc.
04/15/2023	4.500%	405,000	398,100
06/01/2024	3.800%	1,672,000	1,566,724
CrownRock LP/Finance, Inc.(b)
02/15/2023	7.750%	398,000	424,648
Devon Energy Corp.
07/15/2041	5.600%	2,500,000	2,715,025

22	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.(b)
11/01/2024	4.750%	639,000	641,845
05/31/2025	5.375%	416,000	429,961
EOG Resources, Inc.
03/15/2023	2.625%	1,195,000	1,188,739
Extraction Oil & Gas, Inc./Finance Corp.(b)
07/15/2021	7.875%	411,000	428,433
Gulfport Energy Corp.(b)
05/15/2025	6.375%	511,000	506,981
Halcon Resources Corp.(b)
02/15/2025	6.750%	58,000	54,329
Laredo Petroleum, Inc.
03/15/2023	6.250%	421,000	420,530
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	1,032,439
Occidental Petroleum Corp.
02/15/2027	3.000%	705,000	697,703
Parsley Energy LLC/Finance Corp.(b)
01/15/2025	5.375%	233,000	236,814
08/15/2025	5.250%	328,000	333,530
PDC Energy, Inc.(b)
09/15/2024	6.125%	262,000	268,429
Range Resources Corp.
05/15/2025	4.875%	350,000	332,702
Ras Laffan Liquefied Natural Gas Co., Ltd. II(b)
09/30/2020	5.298%	618,116	650,527
Rice Energy, Inc.
05/01/2022	6.250%	325,000	335,762
05/01/2023	7.250%	50,000	53,420
RSP Permian, Inc.
10/01/2022	6.625%	225,000	236,899
RSP Permian, Inc.(b)
01/15/2025	5.250%	571,000	581,071
SM Energy Co.
09/15/2026	6.750%	498,000	488,143
Whiting Petroleum Corp.
04/01/2023	6.250%	177,000	177,247
WPX Energy, Inc.
01/15/2022	6.000%	429,000	437,356
Total			41,779,057
Integrated Energy 0.6%
BP Capital Markets PLC
05/03/2019	1.676%	2,905,000	2,898,484
05/06/2022	3.245%	1,875,000	1,942,161
05/10/2023	2.750%	1,500,000	1,506,975
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cenovus Energy, Inc.(b)
04/15/2027	4.250%	5,400,000	5,374,863
06/15/2037	5.250%	4,325,000	4,229,893
06/15/2047	5.400%	1,335,000	1,297,190
Cenovus Energy, Inc.
11/15/2039	6.750%	8,055,000	8,991,450
Chevron Corp.
06/24/2023	3.191%	700,000	723,570
05/16/2026	2.954%	2,490,000	2,487,926
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,142,260
Raizen Fuels Finance SA(b)
01/20/2027	5.300%	900,000	925,975
Shell International Finance BV
08/10/2018	1.900%	5,840,000	5,863,640
Total			39,384,387
Leisure 0.1%
AMC Entertainment Holdings, Inc.(b)
05/15/2027	6.125%	63,000	65,074
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(b)
04/15/2027	5.375%	124,000	130,162
Cinemark USA, Inc.
06/01/2023	4.875%	3,500,000	3,562,489
Live Nation Entertainment, Inc.(b)
11/01/2024	4.875%	85,000	86,262
LTF Merger Sub, Inc.(b)
06/15/2023	8.500%	137,000	146,547
Silversea Cruise Finance Ltd.(b)
02/01/2025	7.250%	94,000	100,376
Viking Cruises Ltd.(b)
10/15/2022	8.500%	1,600,000	1,680,107
Total			5,771,017
Life Insurance 1.0%
American International Group, Inc.
02/15/2024	4.125%	1,600,000	1,693,622
Athene Global Funding(b)
04/20/2020	2.750%	4,465,000	4,486,499
Five Corners Funding Trust(b)
11/15/2023	4.419%	1,815,000	1,962,955
Genworth Holdings, Inc.
05/22/2018	6.515%	2,105,000	2,111,361
Great-West Lifeco Finance Delaware LP(b)
06/03/2047	4.150%	3,125,000	3,102,888
Guardian Life Global Funding(b)
04/26/2021	2.000%	4,600,000	4,540,600

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	1,530,000	1,635,316
Jackson National Life Global Funding(b)
01/30/2020	2.200%	6,085,000	6,098,071
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,242,961
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/15/2065	4.500%	955,000	962,375
MetLife Global Funding I(b)
09/13/2019	1.550%	6,440,000	6,379,857
MetLife, Inc.
08/15/2018	6.817%	3,000,000	3,181,107
MetLife, Inc.(a),(b)
Junior Subordinated
04/08/2068	9.250%	5,047,000	7,367,747
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%	1,250,000	1,622,875
Pricoa Global Funding I(b)
05/16/2019	2.200%	4,850,000	4,871,573
09/13/2019	1.450%	3,750,000	3,705,630
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,557,417
05/15/2023	3.125%	667,000	675,197
Prudential Financial, Inc.
12/01/2017	6.000%	42,000	42,894
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	4,077,000	4,568,511
05/15/2047	4.270%	3,975,000	4,057,605
TIAA Asset Management Finance Co. LLC(b)
11/01/2024	4.125%	1,050,000	1,090,639
Unum Group
05/15/2021	3.000%	1,250,000	1,266,990
Voya Financial, Inc.
06/15/2026	3.650%	2,497,000	2,520,002
06/15/2046	4.800%	1,075,000	1,113,131
Total			71,857,823
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b)
09/01/2024	4.250%	299,000	301,732
Marriott International, Inc.
06/15/2026	3.125%	4,235,000	4,179,166
Playa Resorts Holding BV(b)
08/15/2020	8.000%	209,000	219,476
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.
04/15/2023	5.000%	2,400,000	2,459,717
Total			7,160,091
Media and Entertainment 0.6%
21st Century Fox America, Inc.
08/15/2020	5.650%	1,760,000	1,941,690
03/15/2033	6.550%	2,515,000	3,138,478
03/01/2037	6.150%	935,000	1,142,275
01/09/2038	6.750%	220,000	263,778
Activision Blizzard, Inc.(b)
09/15/2021	2.300%	795,000	787,458
AMC Networks, Inc.
04/01/2024	5.000%	2,636,000	2,678,690
Clear Channel Worldwide Holdings, Inc.
11/15/2022	6.500%	625,000	646,794
Electronic Arts, Inc.
03/01/2021	3.700%	2,000,000	2,089,244
Grupo Televisa SAB
05/15/2018	6.000%	200,000	207,654
05/13/2045	5.000%	2,100,000	2,029,663
Lamar Media Corp.
02/01/2026	5.750%	50,000	54,025
Lin Television Corp.
11/15/2022	5.875%	300,000	314,739
Match Group, Inc.
06/01/2024	6.375%	265,000	287,981
MDC Partners, Inc.(b)
05/01/2024	6.500%	354,000	357,544
Netflix, Inc.
02/15/2025	5.875%	80,000	87,771
Netflix, Inc.(b)
11/15/2026	4.375%	693,000	694,753
Nielsen Finance Co. SARL (The)(b)
10/01/2021	5.500%	75,000	77,625
Nielsen Finance LLC/Co.(b)
04/15/2022	5.000%	3,350,000	3,447,073
Nielsen Luxembourg SARL(b)
02/01/2025	5.000%	289,000	294,671
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	328,000	344,690
Scripps Networks Interactive, Inc.
06/15/2022	3.500%	3,739,000	3,869,659
Sinclair Television Group, Inc.
10/01/2022	6.125%	75,000	78,014
Sinclair Television Group, Inc.(b)
08/01/2024	5.625%	550,000	566,668

24	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.
10/15/2023	6.375%	325,000	344,444
Time Warner, Inc.
03/29/2021	4.750%	1,700,000	1,837,265
02/15/2027	3.800%	735,000	735,789
03/29/2041	6.250%	2,280,000	2,672,278
Univision Communications, Inc.(b)
02/15/2025	5.125%	151,000	149,134
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,518,481
04/30/2036	6.875%	3,800,000	4,402,707
03/15/2043	4.375%	1,430,000	1,264,166
Total			39,325,201
Metals and Mining 0.3%
ArcelorMittal (a)
03/01/2041	7.250%	730,000	807,769
Barrick Gold Corp.
05/01/2023	4.100%	6,300,000	6,852,995
Barrick North America Finance LLC
05/30/2021	4.400%	925,000	1,002,508
BHP Billiton Finance USA Ltd.(a),(b)
Junior Subordinated
10/19/2075	6.750%	3,415,000	3,877,715
Constellium NV(b)
05/15/2024	5.750%	456,000	426,899
First Quantum Minerals Ltd.(b)
04/01/2025	7.500%	90,000	90,579
Freeport-McMoRan, Inc.
11/14/2017	2.300%	1,500,000	1,498,889
03/15/2023	3.875%	543,000	505,044
11/14/2024	4.550%	216,000	203,466
11/14/2034	5.400%	300,000	264,263
Gerdau Holdings, Inc.(b)
01/20/2020	7.000%	150,000	161,639
Grinding Media, Inc./MC Canada, Inc.(b)
12/15/2023	7.375%	186,000	201,222
HudBay Minerals, Inc.(b)
01/15/2025	7.625%	243,000	261,500
Novelis Corp.(b)
09/30/2026	5.875%	419,000	433,566
Southern Copper Corp.
11/08/2022	3.500%	130,000	132,038
04/23/2025	3.875%	600,000	610,178
11/08/2042	5.250%	1,400,000	1,370,954
04/23/2045	5.875%	1,663,000	1,745,793
Teck Resources Ltd.
07/15/2041	6.250%	493,000	516,448
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
01/11/2022	4.375%	113,000	115,061
08/10/2026	6.250%	657,000	712,978
11/10/2039	6.875%	80,000	85,714
Vale SA
09/11/2042	5.625%	50,000	47,431
Volcan Cia Minera SAA(b)
02/02/2022	5.375%	100,000	102,392
Total			22,027,041
Midstream 1.5%
Cheniere Corpus Christi Holdings LLC(b)
06/30/2027	5.125%	313,000	316,322
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	2,290,000	2,301,246
Crestwood Midstream Partners LP/Finance Corp.
04/01/2023	6.250%	50,000	51,966
Delek Logistics Partners LP(b)
05/15/2025	6.750%	115,000	116,600
El Paso LLC
01/15/2032	7.750%	975,000	1,249,734
Enbridge Energy Partners LP
10/15/2025	5.875%	1,000,000	1,151,335
Energy Transfer Equity LP
01/15/2024	5.875%	575,000	613,385
06/01/2027	5.500%	548,000	580,074
Energy Transfer LP
02/01/2024	4.900%	3,645,000	3,894,303
10/01/2043	5.950%	350,000	377,128
Enterprise Products Operating LLC
02/15/2025	3.750%	1,055,000	1,088,410
05/15/2046	4.900%	1,400,000	1,496,789
Enterprise Products Operating LLC(a)
Junior Subordinated
08/01/2066	4.877%	6,388,000	6,403,210
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	339,847
01/15/2022	6.750%	150,000	145,004
06/15/2023	6.750%	200,000	193,685
Florida Gas Transmission Co. LLC(b)
07/15/2022	3.875%	2,250,000	2,329,771
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	3,955,000	4,096,415
09/01/2024	4.250%	1,000,000	1,041,800
03/15/2032	7.750%	795,000	1,010,536
01/15/2038	6.950%	325,000	390,609
09/01/2039	6.500%	1,000,000	1,137,271
11/15/2040	7.500%	910,000	1,137,923

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan, Inc.
06/01/2018	7.250%	390,000	409,796
06/01/2045	5.550%	1,290,000	1,374,243
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	311,768
MPLX LP
12/01/2024	4.875%	325,000	349,844
06/01/2025	4.875%	200,000	214,309
03/01/2047	5.200%	1,500,000	1,552,052
NuStar Logistics LP
04/28/2027	5.625%	126,000	131,499
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,239,958
Plains All American Pipeline LP/Finance Corp.
01/31/2023	2.850%	4,720,000	4,628,710
10/15/2023	3.850%	2,025,000	2,072,960
10/15/2025	4.650%	500,000	524,119
12/15/2026	4.500%	725,000	746,333
06/01/2042	5.150%	2,185,000	2,125,714
02/15/2045	4.900%	930,000	877,322
Regency Energy Partners LP/Finance Corp.
11/01/2023	4.500%	1,000,000	1,048,060
Rockies Express Pipeline LLC(b)
01/15/2019	6.000%	500,000	525,707
Ruby Pipeline LLC(b)
04/01/2022	6.000%	3,000,000	3,217,917
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,719,396
Spectra Energy Capital LLC
02/15/2032	6.750%	1,740,000	2,016,376
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	224,275
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	100,452
Targa Resources Partners LP/Finance Corp.(b)
02/01/2027	5.375%	564,000	587,612
Tennessee Gas Pipeline Co. LLC
06/15/2032	8.375%	2,465,000	3,124,153
04/01/2037	7.625%	550,000	691,188
Tesoro Logistics LP/Finance Corp.
10/01/2020	5.875%	198,000	202,986
05/01/2024	6.375%	143,000	155,929
01/15/2025	5.250%	406,000	430,050
Texas Eastern Transmission LP(b)
10/15/2022	2.800%	3,350,000	3,304,430
Transcanada Trust(a)
Junior Subordinated
08/15/2076	5.875%	8,787,000	9,492,376
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co., LLC
02/01/2026	7.850%	2,290,000	3,001,423
Western Refining Logistics LP/Finance Corp.
02/15/2023	7.500%	275,000	297,003
Williams Partners LP
11/15/2020	4.125%	1,000,000	1,053,358
03/15/2022	3.600%	1,000,000	1,027,177
03/04/2024	4.300%	2,787,000	2,934,441
01/15/2025	3.900%	1,050,000	1,075,362
04/15/2040	6.300%	5,555,000	6,564,816
Williams Partners LP(c)
06/15/2027	3.750%	3,470,000	3,468,230
Williams Partners LP/ACMP Finance Corp.
05/15/2023	4.875%	7,420,000	7,674,870
Total			103,959,577
Natural Gas 0.2%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	2,104,998
KeySpan Corp.
11/15/2030	8.000%	670,000	900,506
NiSource Finance Corp.
02/15/2023	3.850%	1,175,000	1,226,782
Sempra Energy
02/15/2019	9.800%	1,000,000	1,128,839
11/15/2020	2.850%	3,455,000	3,507,575
06/15/2024	3.550%	1,500,000	1,539,495
11/15/2025	3.750%	3,290,000	3,401,172
Total			13,809,367
Office REIT 0.2%
Boston Properties LP
11/15/2020	5.625%	4,590,000	5,058,478
02/01/2023	3.850%	2,500,000	2,625,870
SL Green Realty Corp.
08/15/2018	5.000%	6,935,000	7,131,559
Total			14,815,907
Oil Field Services 0.2%
Nabors Industries, Inc.
09/15/2021	4.625%	3,250,000	3,265,376
Noble Holding International Ltd.(a)
03/16/2018	5.750%	9,812,000	9,951,389
Schlumberger Holdings Corp.(b)
12/21/2025	4.000%	2,100,000	2,220,109
SESI LLC
12/15/2021	7.125%	74,000	73,745
Trinidad Drilling Ltd.(b)
02/15/2025	6.625%	72,000	71,763

26	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/2023	8.250%	394,000	420,562
08/01/2036	6.500%	25,000	23,180
Weatherford International Ltd.(b)
02/15/2024	9.875%	9,000	10,185
Total			16,036,309
Other Financial Institutions 0.0%
PT Perusahaan Gas Negara Persero Tbk(b)
05/16/2024	5.125%	1,700,000	1,827,952
Tanner Servicios Financieros SA(b)
03/13/2018	4.375%	200,000	202,366
Total			2,030,318
Other Industry 0.2%
Anixter, Inc.
03/01/2023	5.500%	75,000	79,849
Belden, Inc.(b)
07/15/2024	5.250%	350,000	356,579
Booz Allen Hamilton, Inc.(b)
05/01/2025	5.125%	20,000	20,452
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,916,404
07/01/2116	3.885%	1,850,000	1,672,389
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,859,667
07/15/2056	3.300%	2,230,000	2,112,972
University of Pennsylvania
09/01/2112	4.674%	1,620,000	1,704,906
University of Southern California
10/01/2039	3.028%	4,525,000	4,222,359
Total			14,945,577
Other REIT 0.2%
CyrusOne LP/Finance Corp.(b)
03/15/2024	5.000%	106,000	108,452
03/15/2027	5.375%	106,000	108,864
Duke Realty LP
03/15/2020	6.750%	982,000	1,104,495
EPR Properties
06/01/2027	4.500%	2,185,000	2,194,369
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,069,545
02/01/2026	4.500%	520,000	545,275
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,526,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ProLogis LP
02/01/2021	3.350%	1,000,000	1,036,347
08/15/2023	4.250%	1,600,000	1,734,926
Select Income REIT
05/15/2024	4.250%	2,025,000	2,023,591
Total			12,452,189
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b)
06/30/2021	6.000%	150,000	154,661
05/15/2024	7.250%	275,000	299,896
02/15/2025	6.000%	403,000	419,519
Berry Plastics Corp.
10/15/2022	6.000%	111,000	118,237
07/15/2023	5.125%	168,000	175,881
Novolex (b)
01/15/2025	6.875%	90,000	94,235
Owens-Brockway Glass Container, Inc.(b)
01/15/2022	5.000%	50,000	52,116
08/15/2023	5.875%	100,000	108,989
01/15/2025	5.375%	150,000	159,375
08/15/2025	6.375%	150,000	165,750
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,380,000	1,417,337
Reynolds Group Issuer, Inc./LLC(b)
07/15/2024	7.000%	326,000	350,538
Sealed Air Corp.(b)
04/01/2023	5.250%	900,000	958,722
Signode Industrial Group Luxembourg SA/US, Inc.(b)
05/01/2022	6.375%	56,000	58,355
Total			4,533,611
Paper 0.1%
Celulosa Arauco y Constitucion SA
07/29/2019	7.250%	150,000	165,246
International Paper Co.
11/15/2039	7.300%	2,000,000	2,701,686
08/15/2047	4.400%	1,090,000	1,094,545
Packaging Corp. of America
11/01/2023	4.500%	1,070,000	1,161,922
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,661,622
Weyerhaeuser Co.
10/01/2019	7.375%	1,000,000	1,114,480
03/15/2032	7.375%	1,630,000	2,240,337
Total			10,139,838

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.3%
AbbVie, Inc.
05/14/2018	1.800%	1,000,000	1,002,056
05/14/2020	2.500%	1,200,000	1,214,023
05/14/2025	3.600%	4,995,000	5,109,585
05/14/2026	3.200%	1,854,000	1,830,905
Actavis, Inc.
10/01/2042	4.625%	1,000,000	1,054,007
Allergan Funding SCS
06/15/2019	2.450%	2,000,000	2,015,442
03/15/2025	3.800%	4,980,000	5,154,534
03/15/2035	4.550%	1,825,000	1,890,284
03/15/2045	4.750%	1,220,000	1,294,715
Amgen, Inc.
05/22/2019	2.200%	5,740,000	5,779,118
05/11/2022	2.650%	5,700,000	5,733,419
05/01/2045	4.400%	4,140,000	4,178,531
06/15/2048	4.563%	3,068,000	3,139,586
Bayer US Finance LLC(b)
10/08/2019	2.375%	1,310,000	1,321,018
10/08/2024	3.375%	520,000	531,339
Celgene Corp.
08/15/2025	3.875%	690,000	721,154
05/15/2044	4.625%	555,000	570,191
08/15/2045	5.000%	4,000,000	4,364,816
Eagle Holding Co., II LLC PIK(b)
05/15/2022	7.625%	32,000	33,062
Eli Lilly & Co.
05/15/2047	3.950%	2,120,000	2,172,440
Endo Dac/Finance LLC/Finco, Inc.(b)
07/15/2023	6.000%	250,000	230,241
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/2025	6.000%	610,000	548,679
Forest Laboratories LLC(b)
02/01/2019	4.375%	868,000	897,751
Gilead Sciences, Inc.
04/01/2021	4.500%	1,500,000	1,618,580
09/01/2023	2.500%	1,355,000	1,333,722
02/01/2025	3.500%	3,060,000	3,149,129
02/01/2045	4.500%	3,114,000	3,183,498
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(b)
08/01/2023	6.375%	405,000	428,360
Johnson & Johnson
12/05/2033	4.375%	2,625,000	2,969,174
03/03/2037	3.625%	2,280,000	2,352,385
Mallinckrodt International Finance SA
04/15/2023	4.750%	375,000	331,321
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA/CB LLC(b)
04/15/2020	4.875%	50,000	49,825
10/15/2023	5.625%	150,000	143,875
04/15/2025	5.500%	296,000	270,005
Mylan NV
06/15/2021	3.150%	4,530,000	4,615,943
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	8,900,000	8,867,577
09/23/2021	2.400%	3,500,000	3,475,251
09/23/2023	2.875%	2,640,000	2,617,465
09/23/2026	3.200%	2,310,000	2,264,223
Valeant Pharmaceuticals International, Inc.(b)
07/15/2021	7.500%	350,000	324,416
12/01/2021	5.625%	225,000	193,145
03/15/2022	6.500%	951,000	998,791
03/01/2023	5.500%	600,000	483,634
05/15/2023	5.875%	550,000	448,265
03/15/2024	7.000%	202,000	213,585
04/15/2025	6.125%	2,414,000	1,942,582
Total			93,061,647
Property & Casualty 0.6%
American Financial Group, Inc.(c)
06/15/2047	4.500%	3,705,000	3,727,667
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,085,656
Berkshire Hathaway Finance Corp.
05/15/2042	4.400%	3,850,000	4,154,212
Berkshire Hathaway, Inc.
03/15/2026	3.125%	850,000	865,615
Chubb Corp. (The)(a)
Junior Subordinated
04/15/2037	3.408%	4,375,000	4,348,623
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	943,058
CNA Financial Corp.
11/15/2019	7.350%	3,435,000	3,846,410
08/15/2021	5.750%	925,000	1,036,035
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%	1,000,000	1,268,919
07/15/2048	7.200%	1,615,000	2,023,349
Farmers Exchange Capital II(a),(b)
Subordinated
11/01/2053	6.151%	2,700,000	3,058,204
HUB International Ltd.(b)
10/01/2021	7.875%	541,000	564,917

28	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Mutual Group, Inc.(b)
05/01/2022	4.950%	2,570,000	2,840,246
06/15/2023	4.250%	275,000	295,503
05/01/2042	6.500%	1,080,000	1,388,534
08/01/2044	4.850%	1,000,000	1,057,946
Loews Corp.
04/01/2026	3.750%	7,511,000	7,846,284
05/15/2043	4.125%	1,059,000	1,047,687
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
12/15/2024	3.421%	1,725,000	1,725,681
Travelers Companies, Inc. (The)
05/30/2047	4.000%	2,385,000	2,436,108
Total			45,560,654
Railroads 0.3%
BNSF Funding Trust I(a)
Junior Subordinated
12/15/2055	6.613%	393,000	449,036
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	309,225
09/01/2022	3.050%	475,000	492,003
03/15/2043	4.450%	2,500,000	2,701,265
06/15/2047	4.125%	4,000,000	4,155,176
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	647,446
CSX Corp.
06/01/2027	3.250%	2,480,000	2,512,158
11/01/2066	4.250%	1,755,000	1,700,883
Kansas City Southern
05/15/2023	3.000%	1,740,000	1,748,394
08/15/2045	4.950%	3,749,000	3,996,066
Union Pacific Corp.
02/15/2019	2.250%	765,000	772,974
Total			19,484,626
Refining 0.1%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,090,873
09/15/2044	4.750%	800,000	752,238
Northern Tier Energy LLC/Finance Corp.
11/15/2020	7.125%	100,000	103,284
Phillips 66
11/15/2044	4.875%	1,550,000	1,645,379
Tesoro Corp.
04/01/2024	5.125%	225,000	235,922
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valero Energy Corp.
03/15/2019	9.375%	2,000,000	2,251,286
09/15/2026	3.400%	2,075,000	2,036,982
Total			8,115,964
Restaurants 0.0%
BC ULC/New Red Finance, Inc.(b)
04/01/2022	6.000%	800,000	833,199
Brinker International, Inc.(b)
10/01/2024	5.000%	1,425,000	1,436,816
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(b)
06/01/2026	5.250%	496,000	519,746
Restaurant Brands(b)
05/15/2024	4.250%	165,000	165,036
Total			2,954,797
Retail REIT 0.2%
Brixmor Operating Partnership LP(c)
06/15/2024	3.650%	3,675,000	3,659,418
Kimco Realty Corp.
11/01/2022	3.400%	290,000	297,781
06/01/2023	3.125%	2,810,000	2,799,120
04/01/2027	3.800%	2,350,000	2,359,348
Simon Property Group LP(c)
06/15/2027	3.375%	4,590,000	4,590,588
WEA Finance LLC(b)
04/05/2022	3.150%	3,380,000	3,419,701
Total			17,125,956
Retailers 0.7%
AutoNation, Inc.
01/15/2021	3.350%	660,000	672,191
AutoZone, Inc.
04/21/2026	3.125%	415,000	403,981
Costco Wholesale Corp.
05/18/2027	3.000%	8,000,000	8,042,768
CVS Health Corp.
12/01/2022	4.750%	6,654,000	7,329,208
12/05/2023	4.000%	515,000	545,396
07/20/2025	3.875%	877,000	919,493
06/01/2026	2.875%	2,320,000	2,254,787
07/20/2045	5.125%	705,000	798,029
CVS Pass-Through Trust(b)
01/10/2036	4.704%	128,703	135,551
08/11/2036	4.163%	1,969,448	1,994,308
Hanesbrands, Inc.(b)
05/15/2026	4.875%	165,000	165,239
Hot Topic, Inc.(b)
06/15/2021	9.250%	2,000,000	2,034,232

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
02/15/2022	5.625%	4,000,000	4,259,504
11/01/2035	6.875%	177,000	172,158
Lowe’s Companies, Inc.
05/03/2027	3.100%	3,525,000	3,533,488
05/03/2047	4.050%	2,120,000	2,149,207
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	3,090,000	2,364,042
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	689,767
Party City Holdings, Inc.(b)
08/15/2023	6.125%	425,000	437,386
Penske Automotive Group, Inc.
12/01/2024	5.375%	202,000	203,259
PetSmart, Inc.(b)
03/15/2023	7.125%	725,000	676,334
PetSmart, Inc.(b),(c)
06/01/2025	5.875%	78,000	78,263
Rite Aid Corp.(b)
04/01/2023	6.125%	375,000	372,952
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	55,000	58,865
Sally Holdings LLC/Capital, Inc.
06/01/2022	5.750%	425,000	437,508
Walgreens Boots Alliance, Inc.
05/30/2018	1.750%	2,385,000	2,404,371
11/18/2024	3.800%	3,050,000	3,166,095
11/18/2044	4.800%	1,950,000	2,047,278
Wal-Mart Stores, Inc.
04/22/2024	3.300%	2,100,000	2,210,725
Total			50,556,385
Supermarkets 0.1%
Ahold Finance USA LLC
05/01/2029	6.875%	1,800,000	2,279,299
CK Hutchison International 17 Ltd.(b)
04/05/2022	2.875%	3,745,000	3,770,758
Koninklijke Ahold Delhaize NV
10/01/2040	5.700%	200,000	231,901
Kroger Co. (The)
12/15/2018	6.800%	3,060,000	3,284,619
Total			9,566,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.1%
Corporación Andina de Fomento
06/04/2019	8.125%	1,400,000	1,565,329
09/27/2021	2.125%	3,215,000	3,200,812
06/15/2022	4.375%	400,000	434,985
North American Development Bank
10/26/2022	2.400%	1,950,000	1,918,640
Total			7,119,766
Technology 2.0%
Apple, Inc.
02/09/2022	2.150%	1,460,000	1,458,138
02/09/2022	2.500%	540,000	547,720
02/09/2024	3.000%	2,925,000	2,990,965
05/11/2024	2.850%	4,335,000	4,377,969
05/11/2027	3.200%	2,920,000	2,961,295
05/06/2044	4.450%	550,000	594,137
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%	12,785,000	12,989,074
Camelot Finance SA(b)
10/15/2024	7.875%	208,000	223,065
CDK Global, Inc.(b)
06/01/2027	4.875%	664,000	670,951
CDW LLC/Finance Corp.
09/01/2023	5.000%	175,000	180,957
12/01/2024	5.500%	300,000	323,826
Cisco Systems, Inc.(a)
09/20/2019	1.492%	3,645,000	3,664,424
CommScope Technologies LLC(b)
06/15/2025	6.000%	3,200,000	3,412,022
CommScope, Inc.(b)
06/15/2024	5.500%	250,000	261,887
Dell International LLC/EMC Corp.(b)
06/01/2019	3.480%	6,460,000	6,613,457
06/15/2023	5.450%	7,060,000	7,663,178
06/15/2026	6.020%	610,000	671,610
DXC Technology Co.(b)
04/15/2027	4.750%	2,600,000	2,733,097
Equifax, Inc.
12/15/2022	3.300%	375,000	385,737
Equinix, Inc.
01/15/2026	5.875%	564,000	615,010
05/15/2027	5.375%	854,000	900,600
Fidelity National Information Services, Inc.
04/15/2023	3.500%	2,500,000	2,590,392
08/15/2026	3.000%	2,390,000	2,316,835

30	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(b)
08/15/2023	5.375%	225,000	236,044
12/01/2023	7.000%	4,005,000	4,319,637
01/15/2024	5.000%	450,000	466,819
Flextronics International Ltd.
06/15/2025	4.750%	385,000	412,414
Gartner, Inc.(b)
04/01/2025	5.125%	209,000	218,322
Genpact Luxembourg SARL(b)
04/01/2022	3.700%	5,965,000	6,039,730
Hewlett Packard Enterprise Co.(a)
10/05/2018	2.850%	2,000,000	2,027,234
10/15/2020	3.600%	690,000	717,274
10/15/2025	4.900%	3,155,000	3,345,489
HP, Inc.
06/01/2021	4.300%	3,865,000	4,116,608
Infor US, Inc.
05/15/2022	6.500%	700,000	731,366
Informatica LLC(b)
07/15/2023	7.125%	160,000	161,333
Ingram Micro, Inc.(a)
12/15/2024	4.950%	1,250,000	1,265,907
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,078,217
Micron Technology, Inc.(b)
08/01/2023	5.250%	225,000	231,531
01/15/2024	5.250%	125,000	128,677
Micron Technology, Inc.
02/01/2025	5.500%	27,000	28,190
Microsoft Corp.
02/06/2027	3.300%	2,000,000	2,068,238
02/12/2055	4.000%	640,000	635,566
02/06/2057	4.500%	8,050,000	8,691,770
MSCI, Inc.(b)
08/01/2026	4.750%	850,000	873,731
NCR Corp.
02/15/2021	4.625%	600,000	612,484
07/15/2022	5.000%	50,000	51,102
12/15/2023	6.375%	125,000	133,919
Nuance Communications, Inc.(b)
08/15/2020	5.375%	1,482,000	1,508,913
NXP BV/Funding LLC(b)
06/01/2021	4.125%	850,000	897,238
Oracle Corp.
10/08/2019	2.250%	3,000,000	3,037,839
09/15/2023	2.400%	9,770,000	9,682,764
07/08/2034	4.300%	1,645,000	1,758,444
07/15/2036	3.850%	1,305,000	1,318,341
07/15/2046	4.000%	1,550,000	1,537,595
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pitney Bowes, Inc.
05/15/2022	3.875%	2,995,000	3,004,341
PTC, Inc.
05/15/2024	6.000%	267,000	284,336
QUALCOMM, Inc.
05/20/2024	2.900%	4,730,000	4,720,024
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	366,000	380,426
Seagate HDD Cayman(b)
03/01/2024	4.875%	4,855,000	4,866,667
Sensata Technologies BV(b)
10/01/2025	5.000%	150,000	155,559
Sensata Technologies UK Financing Co. PLC(b)
02/15/2026	6.250%	3,017,000	3,284,400
Solera LLC/Finance, Inc.(b)
03/01/2024	10.500%	259,000	296,924
SS&C Technologies Holdings, Inc.
07/15/2023	5.875%	275,000	293,491
Symantec Corp.(b)
04/15/2025	5.000%	263,000	273,474
Tempo Acquisition LLC/Finance Corp.(b)
06/01/2025	6.750%	73,000	74,494
Total System Services, Inc.
04/01/2026	4.800%	1,415,000	1,553,746
VeriSign, Inc.
05/01/2023	4.625%	286,000	294,383
Western Digital Corp.
04/01/2024	10.500%	3,750,000	4,398,056
Xerox Corp.(b)
03/17/2022	4.070%	2,114,000	2,187,223
Total			143,546,626
Tobacco 0.1%
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,427,770
08/04/2041	7.000%	1,170,000	1,440,478
08/15/2045	5.850%	1,450,000	1,755,354
Total			4,623,602
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	75,000	73,438
Avis Budget Car Rental LLC/Finance, Inc.(b)
03/15/2025	5.250%	224,000	207,326

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC U.S.A. Finance LLC(b)
10/01/2020	5.250%	2,500,000	2,727,170
11/01/2023	2.700%	2,040,000	1,984,559
11/15/2024	3.850%	2,500,000	2,566,203
12/01/2026	3.300%	3,435,000	3,342,643
Hertz Corp. (The)
04/01/2018	4.250%	1,840,000	1,875,357
Hertz Corp. (The)(b),(c)
06/01/2022	7.625%	2,979,000	2,979,000
Hertz Corp. (The)(b)
10/15/2024	5.500%	222,000	178,065
Penske Truck Leasing Co. LP/Finance Corp.(b)
04/01/2021	3.300%	2,000,000	2,050,458
02/01/2022	3.375%	1,200,000	1,234,111
04/01/2027	4.200%	5,520,000	5,718,289
Ryder System, Inc.
06/01/2017	3.500%	1,000,000	1,000,048
11/15/2018	2.450%	660,000	665,279
06/01/2019	2.550%	1,500,000	1,513,905
United Parcel Service, Inc.
05/16/2022	2.350%	6,470,000	6,525,636
Total			34,641,487
Wireless 0.4%
America Movil SAB de CV
03/30/2020	5.000%	300,000	323,223
07/16/2022	3.125%	200,000	204,181
American Tower Corp.
01/15/2018	4.500%	4,000,000	4,065,404
02/15/2024	5.000%	665,000	733,576
Bharti Airtel International Netherlands BV(b)
05/20/2024	5.350%	300,000	320,340
Crown Castle International Corp.
05/15/2047	4.750%	2,120,000	2,168,809
Digicel Group Ltd.(b)
09/30/2020	8.250%	600,000	569,098
SBA Communications Corp.(b)
09/01/2024	4.875%	1,513,000	1,535,364
SFR Group SA(b)
05/01/2026	7.375%	768,000	831,806
Sprint Communications, Inc.(b)
03/01/2020	7.000%	271,000	299,308
Sprint Communications, Inc.
04/15/2022	9.250%	3,339,000	4,075,433
Sprint Corp.
09/15/2023	7.875%	525,000	606,591
06/15/2024	7.125%	672,000	754,941
02/15/2025	7.625%	699,000	803,471
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Spectrum Co. I/II/III LLC(b)
09/20/2021	3.360%	5,380,000	5,464,208
T-Mobile USA, Inc.
03/01/2023	6.000%	50,000	53,160
04/01/2023	6.625%	600,000	638,542
04/28/2023	6.836%	50,000	53,431
03/01/2025	6.375%	350,000	379,121
01/15/2026	6.500%	783,000	862,839
Total			24,742,846
Wirelines 1.2%
AT&T, Inc.
03/01/2024	3.800%	535,000	548,111
02/17/2026	4.125%	3,000,000	3,072,351
03/01/2037	5.250%	5,160,000	5,397,319
03/15/2042	5.150%	2,190,000	2,229,365
12/15/2042	4.300%	2,260,000	2,070,090
06/15/2044	4.800%	6,890,000	6,679,242
05/15/2046	4.750%	2,720,000	2,619,444
03/01/2047	5.450%	7,765,000	8,214,399
03/09/2049	4.550%	1,850,000	1,716,066
CenturyLink, Inc.
12/01/2023	6.750%	342,000	366,025
04/01/2025	5.625%	86,000	85,332
Deutsche Telekom International Finance BV(b)
01/19/2022	2.820%	3,495,000	3,522,334
Deutsche Telekom International Finance BV
06/01/2032	9.250%	625,000	992,433
Frontier Communications Corp.
09/15/2025	11.000%	605,000	564,809
Level 3 Communications, Inc.
12/01/2022	5.750%	275,000	286,243
Level 3 Financing, Inc.
01/15/2024	5.375%	50,000	52,415
05/01/2025	5.375%	844,000	885,871
03/15/2026	5.250%	213,000	222,149
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,409,339
Telecom Italia SpA(b)
05/30/2024	5.303%	201,000	214,856
Telefonica Emisiones SAU
04/27/2018	3.192%	870,000	880,419
Verizon Communications, Inc.
09/15/2023	5.150%	7,513,000	8,403,238
03/15/2024	4.150%	750,000	792,690
11/01/2034	4.400%	7,065,000	6,921,658
03/16/2037	5.250%	7,000,000	7,469,749
11/01/2041	4.750%	2,000,000	1,982,538
11/01/2042	3.850%	1,395,000	1,202,207
08/21/2046	4.862%	2,500,000	2,485,103
03/15/2055	4.672%	1,725,000	1,616,608

32	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.(b)
04/15/2049	5.012%	1,069,000	1,075,878
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%	303,000	321,394
05/15/2025	6.375%	1,201,000	1,292,128
Zayo Group LLC/Capital, Inc.(b)
01/15/2027	5.750%	6,714,000	7,075,307
Total			85,667,110
Total Corporate Bonds & Notes (Cost $2,509,852,532)			2,560,596,230

Fixed-Income Funds 1.0%
	Shares	Value ($)
Investment Grade 1.0%
Columbia Mortgage Opportunities Fund, Class Y Shares(h)	6,991,353	70,682,585
Total Fixed-Income Funds (Cost $68,195,905)		70,682,585

Foreign Government Obligations(i) 1.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentina 0.1%
Argentina Republic Government International Bond(g)
12/31/2033	0.000%	112,163	125,956
Argentine Republic Government International Bond
04/22/2021	6.875%	1,800,000	1,964,785
Argentine Republic Government International Bond(g)
12/31/2033	8.280%	168,245	184,739
Provincia de Buenos Aires(b)
06/09/2021	9.950%	1,770,000	2,041,060
YPF SA(b)
03/23/2021	8.500%	1,480,000	1,665,528
Total			5,982,068
Brazil 0.1%
Banco Nacional de Desenvolvimento Economico e Social(b)
06/10/2019	6.500%	100,000	105,878
06/10/2019	6.500%	100,000	105,878
Brazilian Government International Bond
01/05/2023	2.625%	1,450,000	1,349,084
01/20/2034	8.250%	150,000	187,570
01/07/2041	5.625%	800,000	781,364
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petrobras Global Finance BV
05/23/2021	8.375%	1,500,000	1,682,714
05/20/2023	4.375%	1,950,000	1,856,948
01/17/2027	7.375%	1,350,000	1,448,404
Total			7,517,840
Canada 0.2%
CDP Financial, Inc.(b)
11/25/2019	4.400%	10,000,000	10,588,630
CNOOC Nexen Finance ULC
04/30/2024	4.250%	400,000	422,795
NOVA Chemicals Corp.(b),(c)
06/01/2024	4.875%	120,000	120,378
06/01/2027	5.250%	123,000	123,108
Province of Manitoba
06/22/2026	2.125%	300,000	287,316
Province of Ontario
04/14/2020	4.400%	600,000	643,091
02/08/2022	2.400%	600,000	608,741
Province of Quebec(a)
02/27/2026	7.140%	1,230,000	1,594,169
Total			14,388,228
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	730,000	724,305
Corporación Nacional del Cobre de Chile(b)
11/04/2044	4.875%	200,000	210,698
Total			935,003
China 0.0%
Industrial & Commercial Bank of China Ltd.(a),(b)
Junior Subordinated
12/31/2049	6.000%	200,000	210,705
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	900,000	959,215
01/18/2041	6.125%	1,367,000	1,578,141
06/15/2045	5.000%	600,000	606,881
Ecopetrol SA
09/18/2023	5.875%	3,010,000	3,290,574
Total			6,434,811
Croatia 0.0%
Croatia Government International Bond(b)
01/26/2024	6.000%	700,000	786,585
01/26/2024	6.000%	100,000	112,369
Total			898,954

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(b)
05/06/2021	7.500%	4,000,000	4,452,408
05/06/2021	7.500%	100,000	111,310
01/28/2024	6.600%	500,000	551,101
01/27/2025	5.500%	100,000	103,685
01/27/2025	5.500%	100,000	103,685
04/30/2044	7.450%	435,000	492,654
01/27/2045	6.850%	800,000	849,524
Total			6,664,367
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,965,463
France 0.1%
Electricite de France SA(b)
10/13/2055	5.250%	4,370,000	4,598,586
Hong Kong 0.0%
CITIC Ltd.(b)
01/21/2018	6.875%	200,000	206,247
Hungary 0.1%
Hungary Government International Bond
02/19/2018	4.125%	70,000	71,222
03/29/2021	6.375%	546,000	617,031
02/21/2023	5.375%	3,400,000	3,785,472
11/22/2023	5.750%	2,000,000	2,285,346
03/25/2024	5.375%	430,000	484,389
Magyar Export-Import Bank Zrt.(b)
01/30/2020	4.000%	800,000	830,254
Total			8,073,714
India 0.0%
Export-Import Bank of India(b)
08/05/2026	3.375%	860,000	841,988
Indonesia 0.0%
PT Pertamina Persero(b)
05/20/2043	5.625%	250,000	265,174
05/30/2044	6.450%	200,000	233,078
Total			498,252
Israel 0.0%
Israel Electric Corp., Ltd.(b)
01/15/2019	7.250%	200,000	215,511
Japan 0.1%
Japan Bank for International Cooperation
02/24/2020	2.250%	1,400,000	1,408,707
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Japan Finance Organization for Municipalities(b)
04/20/2022	2.625%	1,600,000	1,612,475
Total			3,021,182
Kazakhstan 0.0%
Kazakhstan Government International Bond(b)
07/21/2025	5.125%	700,000	766,785
KazMunayGas National Co. JSC(b)
04/19/2022	3.875%	950,000	960,018
04/19/2027	4.750%	300,000	303,310
Total			2,030,113
Mexico 0.4%
Mexico Government International Bond
01/21/2021	3.500%	600,000	624,227
03/15/2022	3.625%	1,974,000	2,042,346
10/02/2023	4.000%	200,000	208,752
01/30/2025	3.600%	1,000,000	1,009,547
03/08/2044	4.750%	2,938,000	2,912,898
01/23/2046	4.600%	810,000	787,068
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,240,384
06/15/2038	6.625%	50,000	51,595
Petroleos Mexicanos
07/18/2018	3.500%	55,000	55,772
02/04/2021	6.375%	3,815,000	4,179,424
12/20/2022	1.700%	615,000	609,092
01/15/2025	4.250%	300,000	293,971
08/04/2026	6.875%	3,220,000	3,615,387
01/23/2045	6.375%	940,000	936,188
01/23/2046	5.625%	300,000	271,141
Petroleos Mexicanos(b)
03/13/2022	5.375%	950,000	1,010,825
03/13/2022	5.375%	600,000	638,416
03/13/2027	6.500%	1,928,000	2,106,217
Total			24,593,250
Netherlands 0.0%
Petrobras Global Finance BV
01/17/2022	6.125%	235,000	244,203
Oman 0.0%
OmGrid Funding Ltd.(b)
05/16/2027	5.196%	1,960,000	2,004,163
Panama 0.1%
Panama Government International Bond
03/16/2025	3.750%	200,000	206,502
01/26/2036	6.700%	840,000	1,087,725
05/15/2047	4.500%	2,040,000	2,079,621
Total			3,373,848

34	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.0%
Corporación Financiera de Desarrollo SA(b)
07/15/2019	3.250%	200,000	203,606
07/15/2025	4.750%	520,000	556,833
Fondo MIVIVIENDA SA(b)
01/31/2023	3.500%	300,000	303,427
Peruvian Government International Bond
03/14/2037	6.550%	885,000	1,173,079
11/18/2050	5.625%	150,000	184,238
Total			2,421,183
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	520,818
10/23/2034	6.375%	275,000	367,519
Power Sector Assets & Liabilities Management Corp.(b)
05/27/2019	7.250%	100,000	110,157
Total			998,494
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	305,074
Qatar 0.0%
Nakilat, Inc.(b)
12/31/2033	6.067%	1,164,000	1,365,288
Romania 0.0%
Romanian Government International Bond(b)
08/22/2023	4.375%	150,000	159,703
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(b)
04/28/2034	8.625%	200,000	271,455
Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
07/25/2018	5.100%	200,000	206,014
Russian Foreign Bond - Eurobond(b)
04/04/2022	4.500%	800,000	853,610
09/16/2023	4.875%	200,000	217,072
04/04/2042	5.625%	800,000	903,484
Total			2,451,635
Saudi Arabia 0.0%
Saudi Arabia Government International Bond(b)
10/26/2026	3.250%	2,175,000	2,150,051
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	500,000	513,783
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	401,441
Korea Development Bank (The)
03/11/2020	2.500%	300,000	300,852
09/14/2022	3.000%	200,000	203,145
Total			905,438
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,614,625
03/23/2023	3.250%	950,000	898,128
Total			4,512,753
United Arab Emirates 0.0%
DP World Ltd.(b)
07/02/2037	6.850%	300,000	359,865
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	850,000	897,327
06/18/2050	5.100%	200,000	201,030
Total			1,098,357
Venezuela 0.0%
Venezuela Government International Bond
09/15/2027	9.250%	370,000	197,381
Virgin Islands 0.0%
CNPC General Capital Ltd.(b)
11/25/2019	2.700%	300,000	302,533
Franshion Brilliant Ltd.(b)
03/19/2019	5.750%	400,000	419,188
Sinochem Offshore Capital Co., Ltd.(b)
04/29/2019	3.250%	200,000	202,941
Sinopec Group Overseas Development 2015 Ltd.(b)
04/28/2025	3.250%	300,000	297,406
Sinopec Group Overseas Development Ltd.(b)
04/28/2025	3.250%	400,000	396,541
Total			1,618,609
Total Foreign Government Obligations (Cost $110,797,151)			113,756,110

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Inflation-Indexed Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.8%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	9,453,477	9,531,908
04/15/2022	0.125%	4,776,865	4,805,509
07/15/2026	0.125%	15,139,533	14,853,537
01/15/2027	0.375%	8,775,690	8,777,488
02/15/2045	0.750%	11,021,088	10,576,178
02/15/2047	0.875%	8,963,573	8,892,934
Total			57,437,554
Total Inflation-Indexed Bonds (Cost $57,833,764)			57,437,554

Municipal Bonds 0.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General Series 2017AX
07/01/2025	3.063%	5,700,000	5,764,068
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2025	5.000%	1,605,000	2,003,874
Series 2017J
08/15/2026	5.000%	1,440,000	1,813,666
Total			9,581,608
Local General Obligation 0.2%
City of Chicago
Unlimited General Obligation Bonds
Taxable Project Series 2011-C1
01/01/2035	7.781%	535,000	557,727
Unlimited General Obligation Refunding Bonds
Taxable Series 2014B
01/01/2044	6.314%	2,160,000	1,947,693
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/2033	7.375%	395,000	403,295
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,969,984
Series 2016B-1
12/01/2041	5.000%	865,000	1,010,986
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/2034	5.750%	2,685,000	3,366,802
Total			11,256,487
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,288,650
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/2046	5.000%	1,685,000	2,236,922
Puerto Rico Sales Tax Financing Corp.(j)
Revenue Bonds
1st Senior Series 2009C
08/01/2057	5.750%	500,000	285,625
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/2043	5.250%	1,575,000	405,562
1st Series 2009B
08/01/2044	6.500%	285,000	73,388
1st Series 2010C
08/01/2041	5.250%	1,460,000	375,950
Total			3,377,447
Special Non Property Tax 0.1%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	3,160,000	3,462,317
State of Illinois
Revenue Bonds
Taxable Sales Tax Series 2013
06/15/2028	3.350%	2,500,000	2,485,525
Total			5,947,842
Special Property Tax 0.0%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax Series 2013
03/15/2022	3.200%	2,650,000	2,772,722

36	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016G
09/01/2046	3.000%	4,200,000	3,800,118
State of California
Unlimited General Obligation Bonds
Build America Bonds Series 2010
03/01/2040	7.625%	800,000	1,201,728
Taxable-Various Purpose Series 2010
03/01/2019	6.200%	2,700,000	2,916,540
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/2033	5.000%	2,395,000	2,920,128
Transportation Commission Mobility Fund Series 2017
10/01/2034	5.000%	7,350,000	8,916,946
Total			19,755,460
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,715,821
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds Series 2009
12/01/2039	6.105%	1,620,000	2,092,797
Total			4,808,618
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds Series 2010
11/01/2040	6.742%	615,000	778,375
New York City Water & Sewer System
Revenue Bonds
Series 2010 (BAM)
06/15/2043	5.440%	1,550,000	1,970,794
Total			2,749,169
Total Municipal Bonds (Cost $62,320,066)			62,538,003

Preferred Debt 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.1%
M&T Bank Corp.(a)
12/31/2049	6.375%	2,803	3,118,338
12/31/2049	6.375%	435	473,186
State Street Corp.(a)
12/31/2049	5.350%	52,110	1,408,012
12/31/2049	5.900%	36,235	1,030,161
Total			6,029,697
Property & Casualty 0.0%
Allstate Corp. (The)(a)
01/15/2053	5.100%	25,985	730,698
Total Preferred Debt (Cost $6,248,865)			6,760,395

Residential Mortgage-Backed Securities - Agency 19.8%

Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	354	358
03/01/2022- 08/01/2022	8.500%	6,392	6,898
08/01/2024- 02/01/2025	8.000%	27,113	29,927
10/01/2028- 07/01/2032	7.000%	354,327	404,527
03/01/2031- 02/01/2047	3.000%	47,138,372	47,497,896
10/01/2031- 07/01/2037	6.000%	1,058,377	1,227,840
12/01/2031	2.500%	9,521,832	9,633,900
04/01/2033- 09/01/2039	5.500%	2,022,430	2,272,235
10/01/2039- 05/01/2041	5.000%	906,734	995,833
09/01/2040- 06/01/2046	4.000%	34,761,763	36,842,518
09/01/2040- 07/01/2041	4.500%	3,376,489	3,651,505
08/01/2045- 02/01/2047	3.500%	83,915,250	86,845,125
CMO Series 3071 Class ZP
11/15/2035	5.500%	5,676,369	7,089,532
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	2,001,415
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,263,393	2,458,792
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	849,674
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,326,710
CMO Series 4247 Class AY
09/15/2043	4.500%	1,000,000	1,132,274

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4396 Class PZ
06/15/2037	3.000%	667,871	634,724
CMO Series 4496 Class PZ
07/15/2045	2.500%	599,845	523,722
Federal Home Loan Mortgage Corp.(c)
06/13/2047	4.000%	5,335,000	5,634,885
06/13/2047	4.500%	8,000,000	8,621,150
Federal Home Loan Mortgage Corp.(a)
CMO Series 2380 Class F
11/15/2031	1.439%	423,255	424,288
CMO Series 2557 Class FG
01/15/2033	1.389%	957,284	954,652
CMO Series 2962 Class PF
03/15/2035	1.239%	536,747	537,089
CMO Series 2981 Class FU
05/15/2030	1.189%	663,536	659,127
CMO Series 3085 Class FV
08/15/2035	1.689%	1,731,365	1,761,540
CMO Series 3135 Class FC
04/15/2026	1.289%	1,441,387	1,441,288
CMO Series 3564 Class FC
01/15/2037	2.245%	754,885	760,484
CMO Series 3785 Class LS
01/15/2041	7.922%	2,032,007	2,285,019
CMO Series 3852 Class QN
05/15/2041	5.500%	103,559	109,219
CMO Series 3973 Class FP
12/15/2026	1.289%	768,714	767,177
CMO Series 4048 Class FJ
07/15/2037	1.383%	916,355	901,390
CMO Series 4238 Class FD
02/15/2042	1.289%	3,499,694	3,493,204
CMO Series 4311 Class PF
06/15/2042	1.339%	746,471	747,955
CMO Series 4364 Class FE
12/15/2039	1.289%	841,919	838,512
Federal Home Loan Mortgage Corp.(a),(d)
CMO Series 3404 Class AS
01/15/2038	4.906%	4,955,838	710,734
CMO Series 3833 Class LI
10/15/2040	1.813%	28,158,652	1,879,269
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a),(d)
CMO Series K051 Class X1
09/25/2025	0.551%	19,137,836	731,971
CMO Series K058 Class X1
08/25/2026	0.931%	2,485,958	173,659
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series KW02 Class X1
12/25/2026	0.318%	11,781,760	250,626
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	4,290,000	4,471,243
Federal National Mortgage Association
04/01/2023	8.500%	1,595	1,609
06/01/2024	9.000%	6,071	6,507
02/01/2025- 08/01/2027	8.000%	50,779	57,365
03/01/2026- 07/01/2038	7.000%	1,103,389	1,287,950
09/01/2026- 01/01/2031	2.500%	12,363,896	12,567,613
02/01/2027- 09/01/2045	3.000%	31,114,279	31,816,732
04/01/2027- 06/01/2032	7.500%	98,568	111,516
05/01/2029- 10/01/2040	6.000%	3,682,894	4,223,761
03/01/2033- 04/01/2041	5.500%	1,787,902	2,028,787
10/01/2033- 01/01/2047	3.500%	107,359,087	111,543,853
07/01/2039- 10/01/2041	5.000%	8,655,295	9,526,775
10/01/2040- 04/01/2047	4.500%	61,477,620	66,418,098
02/01/2041- 09/01/2046	4.000%	116,309,131	123,671,575
CMO Series 2003-82 Class Z
08/25/2033	5.500%	254,977	283,353
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	904,130
CMO Series 2009-111 Class DA
12/25/2039	5.000%	394,963	418,019
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	942,372
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	965,832
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	2,038,497
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	633,072
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	1,951,475
CMO Series 2016-25 Class LB
05/25/2046	3.000%	3,000,000	2,938,493

38	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(c)
07/19/2031- 06/13/2047	3.000%	144,275,000	146,347,049
06/19/2032	2.500%	13,150,000	13,285,095
07/14/2046- 06/13/2047	3.500%	103,390,000	106,751,360
07/14/2046- 06/13/2047	4.000%	137,585,000	145,257,065
06/13/2047	4.500%	46,995,000	50,672,909
06/13/2047	5.000%	8,705,000	9,570,910
Federal National Mortgage Association(a)
04/01/2034	2.758%	374,602	386,348
CMO Series 2002-59 Class HF
08/17/2032	1.351%	450,427	450,423
CMO Series 2003-134 Class FC
12/25/2032	1.624%	2,668,856	2,707,250
CMO Series 2004-93 Class FC
12/25/2034	1.224%	1,689,288	1,678,751
CMO Series 2006-71 Class SH
05/25/2035	13.053%	293,686	422,320
CMO Series 2007-90 Class F
09/25/2037	1.514%	1,489,009	1,486,639
CMO Series 2007-W7 Class 1A4
07/25/2037	33.039%	182,620	264,330
CMO Series 2008-15 Class AS
08/25/2036	27.882%	817,109	1,437,302
CMO Series 2010-135 Class FD
06/25/2039	1.524%	3,314,750	3,325,662
CMO Series 2010-142 Class HS
12/25/2040	8.010%	1,247,418	1,315,749
CMO Series 2010-150 Class FL
10/25/2040	1.574%	945,383	951,132
CMO Series 2010-74 Class WF
07/25/2034	1.624%	1,376,745	1,377,419
CMO Series 2010-86 Class FE
08/25/2025	1.474%	1,544,581	1,544,774
CMO Series 2011-99 Class KF
10/25/2026	1.324%	1,478,333	1,477,016
CMO Series 2012-1 Class FA
02/25/2042	1.524%	3,209,616	3,211,470
CMO Series 2012-115 Class MT
10/25/2042	4.500%	2,201,869	2,119,689
CMO Series 2012-14 Class FB
08/25/2037	1.474%	479,144	481,020
CMO Series 2012-47 Class HF
05/25/2027	1.424%	2,192,817	2,206,187
CMO Series 2012-73 Class LF
06/25/2039	1.474%	2,863,568	2,855,615
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-32 Class GT
01/25/2043	4.500%	1,936,154	1,881,446
CMO Series 2016-32 Class TG
01/25/2043	4.500%	1,805,119	1,752,116
Federal National Mortgage Association(k)
02/01/2046	3.500%	11,038,474	11,408,254
Federal National Mortgage Association(l)
06/01/2047	4.000%	10,000,000	10,570,219
Federal National Mortgage Association(a),(d)
CMO Series 2006-43 Class SJ
06/25/2036	5.566%	2,523,145	431,423
CMO Series 2016-32 Class SA
10/25/2034	5.076%	7,830,471	1,289,982
Federal National Mortgage Association(m),(n)
CMO Series G93-28 Class E
07/25/2022	0.000%	270,502	256,528
CMO STRIPS Series 43 Class 1
09/25/2018	0.000%	213	211
Government National Mortgage Association
05/15/2040	5.000%	1,169,987	1,293,312
05/20/2041	4.500%	1,771,100	1,916,633
02/15/2042	4.000%	2,367,131	2,521,758
03/20/2046- 02/20/2047	3.500%	36,331,898	37,943,764
12/20/2046	3.000%	11,885,012	12,126,819
08/20/2059	5.500%	18,438	18,570
12/20/2060	4.299%	86,711	87,820
01/20/2061	5.305%	67,796	71,765
04/20/2061	4.346%	169,448	172,893
01/20/2062	4.650%	61,724	63,871
03/20/2062	4.555%	187,476	194,904
05/20/2062	4.163%	1,982,772	2,059,042
05/20/2062- 10/20/2062	4.475%	207,914	216,940
05/20/2062	4.506%	214,596	223,641
06/20/2062	4.589%	153,412	159,808
07/20/2062	4.594%	108,622	112,871
08/20/2062	4.490%	193,040	201,913
08/20/2062	4.518%	1,693,346	1,768,899
08/20/2062	4.519%	940,393	982,683
09/20/2062	4.534%	1,292,287	1,352,960
10/20/2062	4.477%	1,879,875	1,965,599
11/20/2062	4.621%	506,191	529,409
11/20/2062	4.646%	1,628,577	1,705,706
12/20/2062	4.599%	1,801,335	1,886,378
02/20/2063	4.307%	660,917	693,841
02/20/2063	4.438%	1,005,327	1,055,651
02/20/2063	4.580%	221,330	231,848
03/20/2063	4.507%	105,166	110,401
03/20/2063- 12/20/2066	4.564%	2,736,395	2,965,802
04/20/2063	4.213%	1,610,625	1,697,316
04/20/2063	4.442%	1,542,029	1,622,109

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/20/2063	4.496%	103,328	108,621
04/20/2063	4.516%	235,890	248,508
04/20/2063	4.774%	23,221	23,816
05/20/2063	4.381%	1,823,230	1,919,081
05/20/2063	4.457%	2,319,745	2,446,165
06/20/2063	4.388%	941,369	991,382
06/20/2063	4.429%	4,699,029	4,964,286
06/20/2063	4.540%	1,180,113	1,247,031
06/20/2063	4.603%	2,989,911	3,155,515
01/20/2064	4.693%	92,635	96,251
12/20/2064	4.524%	1,341,784	1,402,401
12/20/2064	4.634%	4,466,482	4,883,275
01/20/2066	4.522%	3,106,148	3,402,502
01/20/2066	4.538%	912,141	1,000,256
01/20/2066	4.587%	1,058,565	1,160,878
02/20/2066	4.470%	3,697,489	4,057,098
02/20/2066	4.545%	2,596,135	2,854,236
04/20/2066	4.581%	2,538,962	2,797,569
08/20/2066	4.614%	1,067,227	1,187,272
12/20/2066	4.544%	636,922	706,143
CMO Series 2011-22 Class PL
02/20/2041	5.000%	1,935,000	2,267,544
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	739,328	690,398
Government National Mortgage Association(c)
06/20/2041- 06/21/2047	4.500%	16,800,000	18,002,687
06/20/2042- 06/21/2047	4.000%	28,190,000	29,836,532
06/21/2047	3.000%	8,570,000	8,735,709
06/21/2047	3.500%	27,380,000	28,565,039
Government National Mortgage Association(a)
03/20/2066	1.955%	932,869	950,897
04/20/2066	1.517%	955,612	965,908
CMO Series 2003-60 Class GS
05/16/2033	10.763%	440,908	505,037
CMO Series 2004-26 Class XF
04/16/2034	1.292%	1,776,492	1,776,920
CMO Series 2010-H26 Class LF
08/20/2058	1.333%	458,557	454,500
CMO Series 2011-114 Class KF
03/20/2041	1.460%	657,582	659,452
CMO Series 2011-H03 Class FA
01/20/2061	1.483%	1,603,678	1,602,428
CMO Series 2012-H20 Class BA
09/20/2062	1.543%	408,459	409,258
CMO Series 2012-H21 Class CF
05/20/2061	1.683%	451,382	452,674
CMO Series 2012-H21 Class DF
05/20/2061	1.633%	402,475	403,477
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H22 Class FD
01/20/2061	1.453%	593,561	594,568
CMO Series 2012-H24 Class FD
09/20/2062	1.362%	856,309	858,240
CMO Series 2013-115 Class EF
04/16/2028	1.242%	866,732	863,479
CMO Series 2013-135 Class FH
09/16/2043	1.142%	3,144,488	3,141,234
CMO Series 2013-H02 Class FD
12/20/2062	1.323%	521,987	518,864
CMO Series 2013-H05 Class FB
02/20/2062	1.383%	541,776	541,987
CMO Series 2013-H17 Class FA
07/20/2063	1.533%	831,061	832,564
CMO Series 2013-H18 Class EA
07/20/2063	1.483%	832,708	832,026
CMO Series 2013-H19 Class FC
08/20/2063	1.583%	5,291,215	5,308,322
CMO Series 2016-H04 Class FG
12/20/2061	1.683%	1,448,092	1,454,132
CMO Series 2016-H10 Class FJ
04/20/2066	1.583%	9,364,550	9,387,685
CMO Series 2016-H13 Class FT
05/20/2066	1.563%	10,185,814	10,202,952
Government National Mortgage Association(a),(d)
CMO Series 2014-150 Class IO
07/16/2056	1.064%	40,389,896	2,213,027
CMO Series 2014-H05 Class AI
02/20/2064	1.306%	7,476,122	573,679
CMO Series 2014-H14 Class BI
06/20/2064	1.606%	9,086,705	860,437
CMO Series 2014-H15 Class HI
05/20/2064	1.408%	11,801,776	875,143
CMO Series 2014-H20 Class HI
10/20/2064	1.168%	4,309,264	255,164
CMO Series 2015-163 Class IO
12/16/2057	0.806%	5,372,814	309,457
CMO Series 2015-189 Class IG
01/16/2057	0.932%	31,927,929	2,086,014
CMO Series 2015-30 Class IO
07/16/2056	1.059%	8,714,614	567,543
CMO Series 2015-32 Class IO
09/16/2049	0.896%	12,728,404	773,153
CMO Series 2015-73 Class IO
11/16/2055	0.813%	9,023,931	519,083

40	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-9 Class IO
02/16/2049	1.056%	28,732,066	1,746,381
CMO Series 2015-H22 Class BI
09/20/2065	1.757%	3,898,564	324,360
CMO Series 2016-72 Class IO
12/16/2055	0.897%	18,370,318	1,267,164
Total Residential Mortgage-Backed Securities - Agency (Cost $1,407,569,344)			1,410,883,263

Residential Mortgage-Backed Securities - Non-Agency 3.5%

Ajax Mortgage Loan Trust(b)
CMO Series 2017-A Class A
04/25/2057	3.470%	3,700,000	3,699,630
ASG Resecuritization Trust(a),(b)
CMO Series 2009-2 Class G70
05/24/2036	3.236%	1,477,903	1,475,302
CMO Series 2009-2 Class G75
05/24/2036	3.236%	1,925,000	1,915,924
Asset-Backed Securities Corp. Home Equity Loan Trust(a)
CMO Series 2006-HE1 Class A4
01/25/2036	1.324%	3,230,000	2,992,175
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,729,660	1,778,414
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	1,437,726	1,344,732
Banc of America Funding Trust(a)
CMO Series 2006-D Class 3A1
05/20/2036	3.543%	2,319,568	2,054,732
Bayview Opportunity Master Fund Iiia Trust(b)
CMO Series 2016-RN3 Class A1
09/29/2031	3.598%	5,106,803	5,098,706
Bayview Opportunity Master Fund Iiib Trust(b)
CMO Series 2016-RPL4 Class A1
07/28/2018	3.475%	1,266,954	1,264,235
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	4,000,000	4,000,000
Bayview Opportunity Master Fund IVa Trust(b)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	3,473,804	3,593,303
Bayview Opportunity Master Fund IVb Trust(a),(b)
CMO Series 2017-RN1 Class A1
02/28/2032	3.598%	4,984,873	5,027,804
BCAP LLC Trust(a)
CMO Series 2007-AA1 Class 1A2
02/25/2047	1.184%	534,917	533,752
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.134%	147,112	148,023
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-RR2 Class 23A1
03/28/2037	1.192%	2,783,742	2,750,843
BCAP LLC Trust(b)
CMO Series 2013-RR2 Class 7A1
07/26/2036	3.000%	304,442	304,442
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	392,042	391,672
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	531,886	530,866
Carrington Mortgage Loan Trust(a)
CMO Series 2006-NC3 Class A3
08/25/2036	1.174%	3,800,000	2,717,873
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
12/25/2057	2.995%	7,579,283	7,578,980
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,089,741	1,125,236
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2012-7 Class 12A1
03/25/2036	3.096%	129,142	128,858
CMO Series 2012-9 Class 1A1
02/20/2036	3.179%	208,306	208,023
CMO Series 2013-2 Class 1A1
11/25/2037	3.139%	559,712	561,572
CMO Series 2014-12 Class 3A1
10/25/2035	3.545%	2,245,638	2,281,958
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,529,439	1,579,533
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/2037	5.813%	219,675	219,440
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/2037	5.779%	166,241	165,650
Countrywide Home Loan Mortgage Pass-Through Trust(a)
CMO Series 2007-HY5 Class 1A1
09/25/2047	3.319%	1,165,634	1,063,122
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2009-14R Class 4A9
10/26/2035	3.160%	3,776,000	3,801,134
CMO Series 2011-12R Class 3A1
07/27/2036	2.886%	3,781,541	3,757,756
CMO Series 2011-16R Class 7A3
12/27/2036	3.028%	10,892	10,891
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	2,690,418	2,747,097
CMO Series 2016-RPL1 Class A1
12/26/2046	2.000%	7,572,404	7,547,682

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/2054	3.250%	2,206,425	2,189,303
Credit-Based Asset Servicing & Securitization LLC(a)
CMO Series 2005-CB7 Class AF3
11/25/2035	3.924%	1,615,751	1,617,282
CMO Series 2007-CB1 Class AF3
01/25/2037	3.769%	4,605,687	2,305,796
Downey Savings & Loan Association Mortgage Loan Trust(a)
CMO Series 2005-AR6 Class 2A1A
10/19/2045	1.294%	2,649,129	2,515,128
CMO Series 2006-AR2 Class 2A1A
10/19/2036	1.204%	3,221,797	2,710,756
Fannie Mae Connecticut Avenue Securities(a)
CMO Series 2014-C02 Class 1M2
05/25/2024	3.624%	1,390,000	1,454,163
Federal National Mortgage Association(a)
CMO Series 2014-C03 Class 1M2
07/25/2024	4.024%	2,470,000	2,605,434
First Franklin Mortgage Loan Trust(a)
Series 2006-FF18 Class A2D
12/25/2037	1.234%	3,356,716	2,326,579
Series 2007-FF2 Class A2B
03/25/2037	1.124%	5,619,031	3,333,408
First Horizon Mortgage Pass-Through Trust(a)
CMO Series 2007-AR1 Class 1A1
05/25/2037	3.316%	816,579	672,380
Freddie Mac Structured Agency Credit Risk Debt Notes(a)
CMO Series 2014-DN2 Class M2
04/25/2024	2.674%	2,943,076	2,989,968
GCAT LLC(b)
CMO Series 2017-2 Class A1
04/25/2047	3.500%	4,910,271	4,906,662
CMO Series 2017-3 Class A1
04/25/2047	3.352%	5,799,314	5,799,308
GreenPoint Mortgage Funding Trust(a)
CMO Series 2006-AR8 Class 1A2A
01/25/2047	1.204%	444,351	442,896
GSAMP Trust(a)
CMO Series 2004-OPT Class M1
11/25/2034	1.894%	2,327,178	2,200,430
GSR Mortgage Loan Trust(a)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.385%	2,700,087	2,466,999
HarborView Mortgage Loan Trust(a)
CMO Series 2007-4 Class 2A1
07/19/2047	1.224%	1,037,234	883,303
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	999,035	980,977
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	376,286	387,475
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2014-1 Class 1016
03/26/2036	3.111%	4,000,000	3,967,912
JPMorgan Resecuritization Trust(b)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	792,573	800,662
Legacy Mortgage Asset Trust(b),(e)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,977,379	4,952,493
Lehman XS Trust(a)
CMO Series 2005-4 Class 1A3
10/25/2035	1.824%	1,936,182	1,892,670
CMO Series 2005-5N Class 3A1A
11/25/2035	1.324%	4,018,439	3,803,243
Long Beach Mortgage Loan Trust(a)
CMO Series 2005-1 Class M3
02/25/2035	1.894%	5,925,000	5,838,903
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	1,211,214	1,279,693
Mill City Mortgage Trust(b)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	1,721,499	1,722,687
Morgan Stanley Mortgage Loan Trust(a)
CMO Series 2005-2AR Class A
04/25/2035	1.284%	4,779,835	4,479,371
Morgan Stanley Re-Remic Trust(a),(b)
CMO Series 2010-R1 Class 2B
07/26/2035	3.220%	1,356,031	1,356,160
CMO Series 2013-R3 Class 10A
10/26/2035	3.134%	191,243	190,795
Morgan Stanley Resecuritization Trust(a),(b)
CMO Series 2013-R9 Class 2A
06/26/2046	3.201%	308,726	308,530
CMO Series 2013-R9 Class 4A
06/26/2046	3.115%	406,654	405,887
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2016-4 Class A1
05/10/2019	2.194%	9,420,000	9,420,000
CMO Series 2016-5 Class A
06/10/2019	2.164%	1,600,000	1,600,000
CMO Series 2017-1 Class A2
07/10/2019	2.000%	3,730,000	3,730,000

42	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MortgageIT Trust(a)
CMO Series 2005-5 Class A1
12/25/2035	1.284%	2,635,438	2,462,656
Nationstar Home Equity Loan Trust(a)
CMO Series 2007-B Class 2AV3
04/25/2037	1.241%	7,509,000	7,411,838
Nomura Asset Acceptance Corp. Alternative Loan Trust(a)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/2047	5.957%	82,703	82,232
CMO Series 2007-1 Class 1A4 (AGM)
03/25/2047	6.138%	523,783	520,739
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
01/26/2036	1.242%	1,422,432	1,372,476
Oaktown Re Ltd.(a),(b)
04/25/2027	3.250%	6,000,000	6,000,000
RALI Trust(a)
CMO Series 2005-QA4 Class A41
04/25/2035	3.863%	1,545,559	1,482,307
RALI Trust(a),(d)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.440%	60,611,171	1,099,196
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.606%	28,938,785	626,837
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.170%	61,864,433	442,337
Residential Asset Mortgage Products Trust(a)
CMO Series 2006-RZ3 Class A3
08/25/2036	1.314%	4,583,192	4,531,812
RFMSI Trust(a)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.442%	2,487,590	2,048,360
CMO Series 2006-SA4 Class 2A1
11/25/2036	4.459%	677,808	624,838
Securitized Asset-Backed Receivables LLC Trust(a)
Subordinated, Series 2006-OP1 Class M2
10/25/2035	1.414%	6,421,000	6,215,133
Structured Adjustable Rate Mortgage Loan Trust(a)
CMO Series 2004-20 Class 1A2
01/25/2035	3.293%	1,374,275	1,307,601
CMO Series 2006-5 Class 1A1
06/25/2036	3.526%	2,658,654	2,460,571
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
10/25/2036	1.291%	8,039,569	7,903,853
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(a)
CMO Series 2004-21XS Class 2A6A
12/25/2034	5.240%	1,446	1,466
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(b)
CMO Series 2016-2 Class A1A
08/25/2055	2.750%	2,327,399	2,342,890
Vericrest Opportunity Loan Transferee LVII LLC(b)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	1,069,764	1,069,572
VML LLC(b)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	184,914	185,226
WaMu Asset-Backed Certificates(a)
CMO Series 2007-HE1 Class 2A3
01/25/2037	1.174%	5,503,931	3,247,559
WaMu Mortgage Pass-Through Certificates Trust(a)
CMO Series 2003-AR8 Class A
08/25/2033	2.680%	969,048	987,366
CMO Series 2005-AR11 Class A1A
08/25/2045	1.344%	2,349,556	2,326,678
CMO Series 2005-AR17 Class A1A1
12/25/2045	1.261%	5,663,767	5,328,976
CMO Series 2005-AR2 Class 2A1A
01/25/2045	1.644%	2,465,023	2,399,715
CMO Series 2005-AR8 Class 2A1A
07/25/2045	1.604%	2,010,053	1,953,350
CMO Series 2005-AR9 Class A1A
07/25/2045	1.664%	1,836,451	1,806,133
CMO Series 2006-AR4 Class 1A1A
05/25/2046	1.632%	3,498,284	3,276,115
CMO Series 2006-AR5 Class A12A
06/25/2046	1.672%	1,059,115	1,015,223
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.121%	6,413,178	6,051,646
CMO Series 2007-HY3 Class 1A1
03/25/2037	2.753%	979,389	872,168
CMO Series 2007-OC2 Class A3
06/25/2037	1.334%	4,495,053	3,686,210
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $231,353,628)			246,079,692

Senior Loans 0.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(a),(o)
2nd Lien Term Loan
11/08/2024	9.179%	285,524	288,022

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(a),(o)
Term Loan
12/13/2019	4.147%	239,000	237,843
Electric 0.0%
Vistra Operations Co. LLC(a),(o)
Term Loan
08/04/2023	3.794%	130,591	129,628
Tranche C Term Loan
08/04/2023	3.795%	29,858	29,639
Total			159,267
Environmental 0.0%
STI Infrastructure SARL(a),(o)
Term Loan
08/22/2020	6.397%	673,372	629,603
Gaming 0.1%
Golden Nugget, Inc.(a),(o)
Delayed Draw Term Loan
11/21/2019	4.678%	263,248	266,868
Term Loan
11/21/2019	4.708%	614,245	622,691
Twin River Management Group, Inc.(a),(o)
Term Loan
07/10/2020	4.647%	1,189,269	1,195,215
Total			2,084,774
Health Care 0.0%
CHS/Community Health Systems, Inc.(a),(o)
Tranche H Term Loan
01/27/2021	4.150%	904,633	904,769
Independent Energy 0.0%
Chesapeake Energy Corp.(a),(o)
Tranche A Term Loan
08/23/2021	8.686%	160,811	173,274
EMG Utica LLC(a),(o)
Term Loan
03/27/2020	4.897%	896,775	900,137
Total			1,073,411
Media and Entertainment 0.0%
Univision Communications, Inc.(a),(o)
1st Lien Term Loan
03/15/2024	3.795%	1,335,656	1,324,143
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Midstream 0.0%
Power Buyer LLC(a),(o)
1st Lien Term Loan
05/06/2020	4.397%	1,356,474	1,339,518
Oil Field Services 0.0%
Drillships Ocean Ventures, Inc.(a),(o)
Term Loan
07/25/2021	7.500%	1,462,500	1,316,250
Other Industry 0.0%
EIF Channelview Cogeneration LLC(a),(o)
Term Loan
05/08/2020	4.295%	754,500	696,026
Packaging 0.0%
Reynolds Group Holdings, Inc.(a),(o)
Term Loan
02/05/2023	4.045%	582,079	584,803
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc.(a),(o)
Tranche B-F Term Loan
04/01/2022	5.750%	673,448	685,234
Refining 0.0%
Western Refining, Inc.(a),(o)
Term Loan
	5.500%	556,875	557,226
Supermarkets 0.0%
Albertsons LLC(a),(o)
Tranche B5 Term Loan
12/21/2022	4.401%	1,243,758	1,251,917
SUPERVALU, Inc.(a),(o)
Term Loan
03/21/2019	5.545%	270,258	270,520
Total			1,522,437
Technology 0.1%
Ancestry.com Operations, Inc.(a),(o)
2nd Lien Term Loan
10/19/2024	9.260%	91,706	93,923
BMC Software Finance, Inc.(a),(o)
Tranche B1 Term Loan
09/10/2022	5.045%	431,658	433,570
Dell International LLC(a),(o)
Tranche A3 Term Loan
12/31/2018	3.050%	3,400,000	3,407,072

44	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
First Data Corp.(a),(o)
Term Loan
07/08/2022	4.029%	1,374,288	1,382,300
04/26/2024	3.529%	893,837	898,449
Hyland Software, Inc.(a),(l),(o)
Tranche 3 Term Loan
07/01/2022	0.000%	28,788	28,992
Information Resources, Inc.(a),(o)
2nd Lien Term Loan
01/20/2025	9.260%	340,000	338,725
Kronos, Inc.(a),(o)
2nd Lien Term Loan
11/01/2024	9.420%	129,000	133,999
Misys Ltd.(a),(c),(o)
2nd Lien Term Loan
04/28/2025	0.000%	28,472	29,020
Term Loan
04/26/2024	0.000%	74,661	74,804
Total			6,820,854
Transportation Services 0.1%
International Seaways, Inc.(a),(o)
Term Loan
08/05/2019	5.800%	1,231,412	1,226,794
XPO Logistics, Inc.(a),(o)
Term Loan
11/01/2021	3.405%	479,705	482,852
Total			1,709,646
Total Senior Loans (Cost $22,016,743)			21,933,826

Treasury Bills 0.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Spain 0.0%
Instituto de Credito Oficial(b)
09/14/2018	1.860%	1,900,000	1,894,226
Total			1,894,226
United States 0.0%
U.S. Treasury Bills(k)
09/07/2017	0.930%	1,150,000	1,147,093
Total			1,147,093
Total Treasury Bills (Cost $3,047,051)			3,041,319

U.S. Government & Agency Obligations 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes
07/14/2017	0.880%	10,640,000	10,628,725
08/09/2017	0.950%	21,690,000	21,650,351
08/28/2017	0.970%	15,000,000	14,964,720
09/08/2017	0.980%	5,260,000	5,245,856
Federal Home Loan Mortgage Corp.
02/01/2047	4.000%	2,071,710	2,189,058
Federal Home Loan Mortgage Corp. Discount Notes
08/14/2017	0.980%	28,000,000	27,943,468
08/31/2017	0.970%	16,935,000	16,893,831
09/08/2017	0.980%	2,000,000	1,994,646
Federal National Mortgage Association(n)
STRIPS
05/15/2030	0.000%	1,000,000	672,523
Residual Funding Corp.(n)
STRIPS
01/15/2030	0.000%	10,536,000	7,300,047
04/15/2030	0.000%	12,999,000	8,930,534
Total U.S. Government & Agency Obligations (Cost $118,312,560)			118,413,759

U.S. Treasury Obligations 16.0%

U.S. Treasury
07/15/2017	0.875%	50,000,000	50,000,000
08/31/2017	0.625%	39,495,000	39,457,258
04/30/2019	1.250%	27,125,000	27,113,032
03/15/2020	1.625%	1,615,000	1,624,852
05/15/2020	1.500%	68,472,000	68,611,456
05/15/2021	3.125%	5,820,000	6,152,474
08/15/2021	2.125%	84,600,000	86,188,653
09/30/2021	2.125%	10,000,000	10,181,317
01/31/2022	1.500%	20,175,000	19,966,346
03/31/2022	1.875%	10,430,000	10,491,430
04/30/2022	1.875%	142,980,000	143,783,246
08/15/2023	2.500%	2,500,000	2,583,237
11/15/2025	2.250%	12,160,000	12,258,203
02/15/2027	2.250%	1,380,000	1,385,450
05/15/2027	2.375%	81,402,000	82,693,299
02/15/2031	5.375%	4,108,000	5,577,678
05/15/2039	4.250%	48,210,000	60,522,481
05/15/2041	4.375%	1,317,000	1,687,657
11/15/2041	3.125%	21,135,000	22,341,090
08/15/2042	2.750%	4,340,000	4,278,227
02/15/2043	3.125%	980,000	1,032,288
11/15/2046	2.875%	16,030,000	16,061,780
05/15/2047	3.000%	88,315,000	90,834,223
U.S. Treasury(c)
05/31/2019	1.250%	22,930,000	22,917,356
05/31/2022	1.750%	154,400,000	154,418,457
05/31/2024	2.000%	64,325,000	64,274,882

Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(k)
11/15/2040	4.250%	15,275,000	19,199,622
05/15/2043	2.875%	22,890,000	23,029,652
02/15/2047	3.000%	65,269,000	67,086,058
U.S. Treasury(k),(n)
STRIPS
05/15/2043	0.000%	25,207,000	11,751,779
U.S. Treasury(n)
STRIPS
02/15/2045	0.000%	19,275,000	8,499,823
Total U.S. Treasury Obligations (Cost $1,135,940,218)			1,136,003,306
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(h),(p)	315,925,280	315,925,280
Total Money Market Funds (Cost $315,924,419)		315,925,280
Total Investments (Cost: $7,601,881,962)		7,670,684,159
Other Assets & Liabilities, Net		(549,688,699)
Net Assets		7,120,995,460

At May 31, 2017, securities and/or cash totaling $43,951,121 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at May 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	240	USD	59,163,000	12/2017	—	(18,626)
U.S. Long Bond	126	USD	19,380,375	09/2017	159,705	—
U.S. Treasury 10-Year Note	865	USD	109,246,797	09/2017	419,898	—
U.S. Treasury 10-Year Note	24	USD	3,031,125	09/2017	—	(48)
U.S. Treasury 2-Year Note	877	USD	189,856,798	09/2017	42,124	—
U.S. Treasury 2-Year Note	317	USD	68,625,547	09/2017	19,050	—
U.S. Treasury 5-Year Note	922	USD	109,545,125	06/2017	458,367	—
U.S. Treasury 5-Year Note	5,631	USD	666,217,687	09/2017	1,204,952	—
U.S. Treasury 5-Year Note	520	USD	61,522,500	09/2017	135,626	—
U.S. Treasury 5-Year Note	440	USD	52,057,500	09/2017	86,937	—
U.S. Ultra Bond	799	USD	131,934,875	09/2017	2,416,676	—
Total			1,470,581,329		4,943,335	(18,674)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(240)	USD	(58,965,000)	12/2018	18,541	—
U.S. Long Bond	(156)	USD	(23,994,750)	09/2017	—	(280,317)
U.S. Treasury 2-Year Note	(445)	USD	(96,335,547)	09/2017	—	(21,425)
U.S. Treasury 2-Year Note	(219)	USD	(47,410,078)	09/2017	—	(35,901)
U.S. Treasury Ultra 10-Year Note	(241)	USD	(32,711,984)	09/2017	—	(219,686)
U.S. Ultra Bond	(85)	USD	(14,035,625)	09/2017	—	(225,308)
Total			(273,452,984)		18,541	(782,637)

46	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Cleared interest rate swaps contracts outstanding at May 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.524%	8/19/2017	USD	87,450,000	176,158	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.539%	9/9/2017	USD	351,015,000	790,396	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.590%	10/21/2017	USD	84,800,000	275,036	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.639%	11/1/2017	USD	83,390,000	201,229	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.675%	11/14/2017	USD	163,750,000	388,470	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.716%	11/22/2017	USD	81,635,000	170,944	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.093%	1/7/2018	USD	114,520,000	13,378	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.280%	1/31/2018	USD	705,000,000	—	(37,816)
JPMorgan	3-Month USD LIBOR	Fixed rate of 1.391%	3/30/2018	USD	892,500,000	—	(808,174)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.655%	9/30/2018	USD	64,700,000	542,846	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.253%	10/7/2018	USD	37,880,000	—	(17,154)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.080%	11/17/2018	USD	81,845,000	209,863	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.911%	11/18/2018	USD	123,045,000	531,290	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.431%	3/31/2019	USD	67,286,000	—	(110,643)
JPMorgan	3-Month USD LIBOR	Fixed rate of 2.015%	8/31/2021	USD	31,740,000	—	(295,037)
JPMorgan	3-Month USD LIBOR	Fixed rate of 1.476%	12/31/2022	USD	339,100,000	669,674	—
JPMorgan	3-Month USD LIBOR	Fixed rate of 2.115%	2/15/2024	USD	3,420,000	—	(33,011)
JPMorgan	3-Month USD LIBOR	Fixed rate of 2.151%	2/15/2024	USD	6,690,000	—	(79,506)
JPMorgan	3-Month USD LIBOR	Fixed rate of 2.167%	2/15/2024	USD	42,560,000	—	(310,362)
JPMorgan	3-Month USD LIBOR	Fixed rate of 2.309%	5/8/2027	USD	8,490,000	—	(141,607)
JPMorgan	Fixed rate of 2.434%	3-Month USD LIBOR	5/3/2032	USD	16,855,000	306,004	—
JPMorgan	3-Month USD LIBOR	Fixed rate of 2.508%	5/3/2037	USD	13,340,000	—	(299,242)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	2/15/2042	USD	4,280,000	599,121	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	9/27/2046	USD	2,780,000	428,333	—
Total						5,302,742	(2,132,552)
Credit default swap contracts outstanding at May 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	American International Group, Inc.	6/20/2022	1.000	USD	5,755,000	(101,631)	(11,670)	—	(26,987)	—	(86,314)
Barclays	Electricite de France SA	6/20/2022	1.000	USD	8,375,000	(142,266)	(16,983)	—	—	—	(159,249)
Barclays	Home Depot, Inc.	6/20/2022	1.000	USD	14,370,000	(520,699)	(29,139)	—	(457,049)	—	(92,789)
Barclays	International Business Machines Corp.	6/20/2022	1.000	USD	2,055,000	(61,174)	(4,167)	—	(56,312)	—	(9,029)
Barclays	McDonald’s Corp.	6/20/2022	1.000	USD	1,470,000	(54,712)	(2,981)	—	(46,382)	—	(11,311)
Barclays	Morgan Stanley	6/20/2022	1.000	USD	4,830,000	(74,646)	(9,794)	—	(43,200)	—	(41,240)
Barclays	PulteGroup, Inc.	6/20/2022	5.000	USD	2,060,000	(373,282)	(20,886)	—	(356,594)	—	(37,574)
Citi	Bank of America Corp.	6/20/2022	1.000	USD	2,550,000	(54,382)	(5,171)	—	(42,291)	—	(17,262)
Citi	Carnival Corp.	6/20/2022	1.000	USD	2,055,000	(66,773)	(4,167)	—	(61,133)	—	(9,807)
Citi	Eastman Chemical Co.	12/20/2021	1.000	USD	3,480,000	(86,524)	(7,057)	—	(29,816)	—	(63,765)
Citi	Energy Transfer Partners LP	12/20/2021	1.000	USD	880,000	(1,908)	(1,784)	31,613	—	—	(35,305)
Citi	Energy Transfer Partners LP	12/20/2021	1.000	USD	1,760,000	(3,815)	(3,569)	58,319	—	—	(65,703)
Citi	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	7,365,000	(99,530)	(14,935)	—	(51,902)	—	(62,563)
Citi	International Business Machines Corp.	6/20/2022	1.000	USD	6,160,000	(183,372)	(12,491)	—	(167,295)	—	(28,568)
Citi	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	6,160,000	(217,082)	(12,491)	—	(207,394)	—	(22,179)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	12,295,000	440,019	(24,931)	696,556	—	—	(281,468)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	17,580,000	629,160	(35,648)	991,865	—	—	(398,353)
Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	Nordstrom, Inc.	6/20/2022	1.000	USD	5,130,000	174,664	(10,402)	152,990	—	11,272	—
Credit Suisse	Carnival Corp.	6/20/2022	1.000	USD	6,160,000	(200,157)	(12,491)	—	(180,302)	—	(32,346)
Credit Suisse	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	4,105,000	(144,662)	(8,324)	—	(144,382)	—	(8,604)
Goldman Sachs International	D.R. Horton, Inc.	12/20/2021	1.000	USD	195,000	(2,941)	(395)	3,666	—	—	(7,002)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	1,745,000	(43,387)	(3,538)	—	(11,196)	—	(35,729)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	2,615,000	(65,018)	(5,303)	—	(16,793)	—	(53,528)
Goldman Sachs International	Electricite de France SA	6/20/2022	1.000	USD	6,000,000	(101,922)	(12,167)	2,800	—	—	(116,889)
Goldman Sachs International	Energy Transfer Partners LP	12/20/2021	1.000	USD	880,000	(1,908)	(1,784)	29,187	—	—	(32,879)
Goldman Sachs International	Energy Transfer Partners LP	12/20/2021	1.000	USD	2,640,000	(5,724)	(5,353)	76,856	—	—	(87,933)
Goldman Sachs International	General Motors Co.	6/20/2022	5.000	USD	5,135,000	(850,902)	(52,063)	—	(871,274)	—	(31,691)
Goldman Sachs International	Home Depot, Inc.	6/20/2022	1.000	USD	10,265,000	(371,954)	(20,815)	—	(326,410)	—	(66,359)
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	870,000	(11,213)	(1,764)	2,948	—	—	(15,925)
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	2,615,000	(33,702)	(5,303)	2,221	—	—	(41,226)
Goldman Sachs International	McDonald’s Corp.	6/20/2022	1.000	USD	7,390,000	(275,050)	(14,985)	—	(229,541)	—	(60,494)
Goldman Sachs International	PulteGroup, Inc.	6/20/2022	5.000	USD	4,100,000	(742,940)	(41,569)	—	(692,375)	—	(92,134)
Goldman Sachs International	Walt Disney Co. (The)	6/20/2022	1.000	USD	5,135,000	(182,216)	(10,413)	—	(163,285)	—	(29,344)
JPMorgan	Citigroup, Inc.	6/20/2022	1.000	USD	2,050,000	(40,713)	(4,157)	—	(33,015)	—	(11,855)
JPMorgan	Eastman Chemical Co.	6/20/2022	1.000	USD	5,140,000	(126,356)	(10,423)	—	(100,500)	—	(36,279)
JPMorgan	Energy Transfer Partners LP	12/20/2021	1.000	USD	880,000	(1,909)	(1,784)	34,402	—	—	(38,095)
JPMorgan	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	4,965,000	(67,097)	(10,068)	—	(27,950)	—	(49,215)
JPMorgan	International Business Machines Corp.	6/20/2022	1.000	USD	4,105,000	(122,199)	(8,324)	—	(111,485)	—	(19,038)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	5,275,000	188,784	(10,696)	298,535	—	—	(120,447)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	17,480,000	625,582	(35,446)	1,351,149	—	—	(761,013)
JPMorgan	McDonald’s Corp.	6/20/2022	1.000	USD	6,165,000	(229,456)	(12,501)	—	(195,388)	—	(46,569)
JPMorgan	Morgan Stanley	6/20/2022	1.000	USD	4,410,000	(68,156)	(8,942)	—	(39,436)	—	(37,662)
JPMorgan	PulteGroup, Inc.	6/20/2022	5.000	USD	4,120,000	(746,564)	(41,772)	—	(711,028)	—	(77,308)
JPMorgan	Textron, Inc.	6/20/2022	1.000	USD	4,105,000	(35,394)	(8,324)	—	(48,407)	4,689	—
JPMorgan	Toll Brothers, Inc.	6/20/2022	1.000	USD	11,820,000	56,678	(23,968)	163,223	—	—	(130,513)
JPMorgan	Valero Energy Corp.	6/20/2022	1.000	USD	9,240,000	(55,700)	(18,737)	59,781	—	—	(134,218)
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	2,055,000	(47,320)	(4,167)	—	(32,989)	—	(18,498)
Morgan Stanley	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	4,415,000	(59,664)	(8,953)	—	(41,660)	—	(26,957)
Total								3,956,111	(5,523,771)	15,961	(3,642,229)
48	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at May 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	139,235,000	—	(2,559,991)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	7,570,000	—	(55,718)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	94,730,000	—	(383,717)
Total						—	(2,999,426)
Credit default swap contracts outstanding at May 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	0.822	USD	3,615,000	22,408	7,330	—	(256,576)	286,314	—
Barclays	Anadarko Petroleum Corp.	6/20/2021	1.000	0.962	USD	1,810,000	2,676	3,670	—	(161,787)	168,133	—
Barclays	Bank of America Corp.	6/20/2018	1.000	0.203	USD	8,445,000	71,291	17,125	53,970	—	34,446	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	0.735	USD	1,810,000	16,680	3,670	—	(158,310)	178,660	—
Barclays	Citigroup, Inc.	6/20/2018	1.000	0.197	USD	8,355,000	71,068	16,942	44,625	—	43,385	—
Barclays	Frontier Communications Corp.	6/20/2019	5.000	3.072	USD	2,055,000	78,357	20,835	108,848	—	—	(9,656)
Barclays	iStar, Inc.	6/20/2020	5.000	1.575	USD	1,960,000	197,215	19,872	223,141	—	—	(6,054)
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.266	USD	10,265,000	153,978	20,815	148,017	—	26,776	—
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.266	USD	5,135,000	77,026	10,413	76,188	—	11,251	—
Barclays	JPMorgan Chase & Co.	6/20/2019	1.000	0.266	USD	5,135,000	77,026	10,413	76,188	—	11,251	—
Barclays	Navient Corp.	6/20/2020	5.000	2.088	USD	2,055,000	174,753	20,835	167,056	—	28,532	—
Barclays	Valeant Pharmaceuticals International, Inc.	6/20/2019	5.000	4.063	USD	2,055,000	37,501	20,835	—	(24,695)	83,031	—
Barclays	Verizon Communications, Inc.	6/20/2017	1.000	0.235	USD	13,020,000	5,513	26,402	4,749	—	27,166	—
Barclays	Verizon Communications, Inc.	6/20/2022	1.000	0.775	USD	2,645,000	28,652	5,364	21,219	—	12,797	—
Barclays	Weatherford International Ltd.	6/20/2020	1.000	2.414	USD	1,960,000	(80,559)	3,974	—	(72,565)	—	(4,020)
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	3.211	USD	1,750,000	87,185	17,743	97,969	—	6,959	—
Barclays	Whiting Petroleum Corp.	6/20/2020	5.000	3.211	USD	1,750,000	87,184	17,743	105,166	—	—	(239)
Citi	Dow Chemical Co. (The)	12/20/2021	1.000	0.473	USD	3,480,000	81,050	7,057	16,338	—	71,769	—
Citi	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.678	USD	1,855,000	(37,010)	3,762	—	(32,792)	—	(456)
Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	JPMorgan Chase & Co.	6/20/2019	1.000	0.266	USD	4,105,000	61,576	8,324	60,891	—	9,009	—
Citi	Plains All American Pipeline LP	12/20/2021	1.000	1.383	USD	1,760,000	(29,004)	3,569	—	(68,813)	43,378	—
Citi	Royal Caribbean Cruises, Ltd.	6/20/2022	5.000	0.819	USD	2,055,000	415,039	20,835	386,385	—	49,489	—
Citi	Target Corp.	6/20/2022	1.000	0.645	USD	6,160,000	105,986	12,491	105,108	—	13,369	—
Citi	Whiting Petroleum Corp.	6/20/2020	5.000	3.211	USD	1,030,000	51,315	10,443	42,563	—	19,195	—
Credit Suisse	DISH DBS Corp.	6/20/2020	5.000	1.255	USD	1,855,000	206,435	18,808	215,380	—	9,863	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.468	USD	4,500,000	(349,346)	2,625	—	(384,657)	37,936	—
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.468	USD	4,000,000	(310,530)	2,333	—	(303,536)	—	(4,661)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.468	USD	5,000,000	(388,163)	2,917	—	(325,082)	—	(60,164)
Credit Suisse	Royal Caribbean Cruises, Ltd.	6/20/2022	5.000	0.819	USD	6,160,000	1,244,106	62,456	1,145,203	—	161,359	—
Credit Suisse	Target Corp.	6/20/2022	1.000	0.645	USD	4,105,000	70,628	8,324	76,013	—	2,939	—
Credit Suisse	Tyson Foods, Inc.	12/20/2021	1.000	0.516	USD	2,840,000	60,564	5,759	36,567	—	29,756	—
Credit Suisse	Weatherford International Ltd.	6/20/2020	1.000	2.414	USD	410,000	(16,852)	831	—	(16,895)	874	—
Goldman Sachs	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.522	USD	1,700,000	(187,721)	992	—	(147,373)	—	(39,356)
Goldman Sachs International	Anadarko Petroleum Corp.	6/20/2020	1.000	0.550	USD	3,710,000	49,721	—	49,721	—	—	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.822	USD	4,525,000	28,049	9,176	—	(301,893)	339,118	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.822	USD	1,810,000	11,220	3,670	—	(141,072)	155,962	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.822	USD	1,800,000	11,158	3,650	—	(140,509)	155,317	—
Goldman Sachs International	AT&T, Inc.	12/20/2017	1.000	0.172	USD	10,265,000	47,633	20,815	40,122	—	28,326	—
Goldman Sachs International	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.942	USD	1,030,000	61,346	10,443	78,990	—	—	(7,201)
Goldman Sachs International	Canadian Natural Resources Ltd.	6/20/2020	1.000	0.500	USD	3,915,000	58,373	—	58,373	—	—	—
Goldman Sachs International	Citigroup, Inc.	6/20/2018	1.000	0.197	USD	4,215,000	35,853	8,547	20,265	—	24,135	—
Goldman Sachs International	DISH DBS Corp.	6/20/2022	5.000	2.604	USD	2,060,000	227,760	20,886	211,855	—	36,791	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.473	USD	2,615,000	60,904	5,303	8,930	—	57,277	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.473	USD	1,745,000	40,642	3,538	5,954	—	38,226	—
Goldman Sachs International	Ford Motor Co.	6/20/2022	5.000	1.490	USD	5,135,000	858,684	52,063	874,007	—	36,740	—
Goldman Sachs International	Hertz Corp. (The)	6/20/2019	5.000	6.185	USD	1,030,000	(23,280)	10,443	—	(1,353)	—	(11,484)
50	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	JPMorgan Chase & Co.	6/20/2019	1.000	0.266	USD	10,265,000	153,978	20,815	148,017	—	26,776	—
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.522	USD	3,500,000	(386,483)	2,042	—	(285,352)	—	(99,089)
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.596	USD	2,615,000	46,550	5,303	6,686	—	45,117	—
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.596	USD	870,000	15,471	1,764	—	—	17,235	—
Goldman Sachs International	NRG Energy, Inc.	6/20/2020	5.000	1.748	USD	1,960,000	187,630	19,872	211,192	—	—	(3,690)
Goldman Sachs International	Sprint Communications, Inc.	6/20/2020	5.000	1.557	USD	1,960,000	199,593	19,872	211,192	—	8,273	—
Goldman Sachs International	Targa Resources Partners LP/Finance Corp.	6/20/2020	1.000	1.445	USD	1,750,000	(22,687)	3,549	20,761	—	—	(39,899)
Goldman Sachs International	Verizon Communications, Inc.	6/20/2019	1.000	0.380	USD	3,915,000	49,348	—	49,348	—	—	—
Goldman Sachs International	Verizon Communications, Inc.	6/20/2022	1.000	0.775	USD	20,145,000	218,226	40,850	171,240	—	87,836	—
Goldman Sachs International	Weatherford International Ltd.	6/20/2020	1.000	2.414	USD	1,955,000	(80,354)	—	—	(83,147)	2,793	—
JPMorgan	Ally Financial, Inc.	6/20/2020	5.000	1.329	USD	3,075,000	333,520	31,177	326,897	—	37,800	—
JPMorgan	Ally Financial, Inc.	6/20/2020	5.000	1.329	USD	1,960,000	212,585	19,872	216,524	—	15,933	—
JPMorgan	Anadarko Petroleum Corp.	6/20/2021	1.000	0.962	USD	1,710,000	2,527	3,468	—	(120,739)	126,734	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.942	USD	1,750,000	104,229	17,743	112,962	—	9,010	—
JPMorgan	Avis Budget Car Rental LLC/Finance, Inc.	6/20/2020	5.000	2.942	USD	5,125,000	305,241	51,962	419,770	—	—	(62,567)
JPMorgan	Bank of America Corp.	6/20/2018	1.000	0.203	USD	12,630,000	106,621	25,611	70,056	—	62,176	—
JPMorgan	Bank of America Corp.	6/20/2021	1.000	0.432	USD	8,535,000	191,093	17,307	44,366	—	164,034	—
JPMorgan	Calpine Corp.	6/20/2020	5.000	1.912	USD	1,960,000	177,319	19,872	198,735	—	—	(1,544)
JPMorgan	Calpine Corp.	6/20/2020	5.000	1.912	USD	3,075,000	278,190	31,177	336,733	—	—	(27,366)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.215	USD	1,960,000	(12,571)	3,974	—	—	—	(8,597)
JPMorgan	CenturyLink, Inc.	6/20/2020	1.000	1.215	USD	3,075,000	(19,722)	6,235	—	(4,513)	—	(8,974)
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.197	USD	12,665,000	107,729	25,682	83,623	—	49,788	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.197	USD	8,535,000	72,599	17,307	51,864	—	38,042	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.197	USD	4,210,000	35,811	8,537	24,242	—	20,106	—
JPMorgan	CSC Holdings LLC	6/20/2020	5.000	0.873	USD	3,075,000	379,051	31,177	372,563	—	37,665	—
JPMorgan	CSC Holdings LLC	6/20/2020	5.000	0.873	USD	1,960,000	241,607	19,872	249,955	—	11,524	—
JPMorgan	CVS Health Corp.	6/20/2022	1.000	0.475	USD	6,165,000	157,610	12,501	149,998	—	20,113	—
JPMorgan	DISH DBS Corp.	6/20/2020	5.000	1.255	USD	3,075,000	342,204	31,177	334,762	—	38,619	—
JPMorgan	DISH DBS Corp.	6/20/2022	5.000	2.604	USD	5,135,000	567,741	52,063	648,472	—	—	(28,668)
JPMorgan	Energy Transfer Equity LP	6/20/2020	1.000	1.559	USD	3,075,000	(49,897)	6,235	13,611	—	—	(57,273)
JPMorgan	Equinix, Inc.	6/20/2020	1.000	0.786	USD	3,075,000	19,488	6,235	57,896	—	—	(32,173)
Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Freeport-McMoRan, Inc.	6/20/2020	1.000	1.678	USD	3,075,000	(61,350)	6,235	—	(34,892)	—	(20,223)
JPMorgan	Frontier Communications Corp.	6/20/2019	5.000	3.072	USD	8,200,000	312,663	83,139	489,376	—	—	(93,574)
JPMorgan	HD Supply, Inc.	6/20/2020	5.000	0.396	USD	3,075,000	423,238	31,177	424,459	—	29,956	—
JPMorgan	Hertz Corp. (The)	6/20/2019	5.000	6.185	USD	620,000	(14,012)	6,286	—	(10,540)	2,814	—
JPMorgan	Hertz Corp. (The)	6/20/2019	5.000	6.185	USD	8,200,000	(185,334)	83,139	122,023	—	—	(224,218)
JPMorgan	iStar, Inc.	6/20/2020	5.000	1.575	USD	3,075,000	309,407	31,177	297,685	—	42,899	—
JPMorgan	MGM Resorts International	6/20/2020	5.000	0.827	USD	3,075,000	383,832	31,177	407,011	—	7,998	—
JPMorgan	Navient Corp.	6/20/2020	5.000	2.088	USD	5,125,000	435,820	51,962	467,283	—	20,499	—
JPMorgan	Navient Corp.	6/20/2020	5.000	2.088	USD	1,750,000	148,817	17,743	171,922	—	—	(5,362)
JPMorgan	NRG Energy, Inc.	6/20/2020	5.000	1.748	USD	3,075,000	294,367	31,177	336,733	—	—	(11,189)
JPMorgan	Pactiv Corp.	6/20/2020	5.000	1.205	USD	3,075,000	345,855	31,177	376,585	—	447	—
JPMorgan	Pactiv Corp.	6/20/2020	5.000	1.205	USD	1,960,000	220,448	19,872	249,955	—	—	(9,635)
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.231	USD	905,000	(8,106)	1,835	—	(119,130)	112,859	—
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.231	USD	840,000	(7,523)	1,703	—	(90,056)	84,236	—
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.231	USD	845,000	(7,568)	1,713	—	(77,943)	72,088	—
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	1.635	USD	2,055,000	204,376	20,835	192,495	—	32,716	—
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	1.635	USD	1,750,000	174,043	17,743	172,032	—	19,754	—
JPMorgan	Rite Aid Corp.	6/20/2020	5.000	1.635	USD	3,075,000	305,818	31,177	356,558	—	—	(19,563)
JPMorgan	Sherwin-Williams Co. (The)	6/20/2022	1.000	0.625	USD	5,140,000	93,504	10,423	47,368	—	56,559	—
JPMorgan	Sprint Communications, Inc.	6/20/2020	5.000	1.557	USD	3,075,000	313,137	31,177	317,110	—	27,204	—
JPMorgan	Targa Resources Partners LP/Finance Corp.	6/20/2020	1.000	1.445	USD	5,125,000	(66,440)	10,392	22,686	—	—	(78,734)
JPMorgan	TransDigm, Inc.	6/20/2020	1.000	1.986	USD	5,125,000	(146,931)	10,392	—	(8,331)	—	(128,208)
JPMorgan	Tyson Foods, Inc.	12/20/2021	1.000	0.516	USD	4,730,000	100,869	9,591	60,947	—	49,513	—
JPMorgan	United Rentals North America, Inc.	6/20/2020	5.000	0.950	USD	3,075,000	371,908	31,177	384,148	—	18,937	—
JPMorgan	United Rentals North America, Inc.	6/20/2020	5.000	0.950	USD	1,960,000	237,054	19,872	248,666	—	8,260	—
JPMorgan	Valeant Pharmaceuticals International, Inc.	6/20/2019	5.000	4.063	USD	8,200,000	149,640	83,139	15,357	—	217,422	—
JPMorgan	Verizon Communications, Inc.	6/20/2017	1.000	0.235	USD	10,100,000	4,277	20,481	3,696	—	21,062	—
JPMorgan	Verizon Communications, Inc.	6/20/2022	1.000	0.775	USD	10,280,000	111,361	20,846	77,618	—	54,589	—
JPMorgan	Weatherford International Ltd.	6/20/2020	1.000	2.414	USD	3,075,000	(126,387)	6,235	—	(91,224)	—	(28,928)
JPMorgan	Whiting Petroleum Corp.	6/20/2020	5.000	3.211	USD	410,000	20,426	4,157	20,487	—	4,096	—
52	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Whiting Petroleum Corp.	6/20/2020	5.000	3.211	USD	5,125,000	255,327	51,962	368,336	—	—	(61,047)
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.822	USD	2,645,000	16,395	5,364	—	(304,902)	326,661	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.822	USD	3,355,000	20,796	6,803	—	(258,338)	285,937	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.822	USD	3,345,000	20,735	6,783	—	(215,103)	242,621	—
Morgan Stanley	Bank of America Corp.	6/20/2018	1.000	0.203	USD	4,215,000	35,584	8,547	19,822	—	24,309	—
Morgan Stanley	Bank of America Corp.	6/20/2018	1.000	0.203	USD	4,200,000	35,455	8,517	21,524	—	22,448	—
Morgan Stanley	Canadian Natural Resources Ltd.	6/20/2021	1.000	0.878	USD	845,000	4,031	1,713	—	(51,208)	56,952	—
Morgan Stanley	Enterprise Products Partners LP	6/20/2021	1.000	0.806	USD	5,060,000	38,446	10,261	—	(210,614)	259,321	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.522	USD	3,000,000	(331,270)	1,750	—	(319,029)	—	(10,491)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.522	USD	1,300,000	(143,550)	758	—	(99,154)	—	(43,638)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.522	USD	4,000,000	(441,694)	2,333	—	(360,743)	—	(78,618)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.522	USD	3,000,000	(331,270)	1,750	—	(243,980)	—	(85,540)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.522	USD	6,000,000	(662,541)	3,500	—	(491,414)	—	(167,627)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.468	USD	2,400,000	(186,318)	1,400	—	(272,353)	87,435	—
Morgan Stanley	Noble Energy, Inc.	6/20/2021	1.000	1.084	USD	4,175,000	(13,596)	8,466	—	(236,913)	231,783	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	1.255	USD	4,275,000	(47,107)	8,669	—	(318,712)	280,274	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	1.255	USD	4,390,000	(48,374)	8,902	—	(241,749)	202,277	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.231	USD	2,715,000	(24,317)	5,505	—	(321,948)	303,136	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.231	USD	1,810,000	(16,212)	3,670	—	(255,041)	242,499	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.231	USD	1,815,000	(16,256)	3,680	—	(219,345)	206,769	—
Morgan Stanley	Tyson Foods, Inc.	6/20/2022	1.000	0.586	USD	2,060,000	41,401	4,177	39,226	—	6,352	—
Total									14,802,374	(7,884,321)	6,721,785	(1,579,726)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at May 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	5.000	1.536	USD	71,266,150	1,274,023	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2024	1.000	0.882	USD	40,900,000	200,698	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	1.067	USD	53,690,000	182,659	—
Total							1,657,380	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2017, the value of these securities amounted to $1,635,799,990 which represents 22.97% of net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities amounted to $4,953,242, which represents 0.07% of net assets.
(f)	Non-income producing investment.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2017, the value of these securities amounted to $345,457 which represents less than 0.01% of net assets.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class Y Shares	7,407,460	8,519,513	(8,935,620)	6,991,353	946,900	(4,878)	2,129,146	70,682,585
Columbia Short-Term Cash Fund, 0.916%	370,397,057	3,179,828,702	(3,234,300,479)	315,925,280	—	5,213	1,285,549	315,925,280
Total	377,804,517	3,188,348,215	(3,243,236,099)	322,916,633	946,900	335	3,414,695	386,607,865

(i)	Principal and interest may not be guaranteed by the government.
(j)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2017, the value of these securities amounted to $1,140,525 which represents 0.02% of net assets.
(k)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(l)	Represents a security purchased on a forward commitment basis.
(m)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(n)	Zero coupon bond.
(o)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(p)	The rate shown is the seven-day current annualized yield at May 31, 2017.
54	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,601,882,000	109,800,000	(40,998,000)	68,802,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	44,079,993	—	—	44,079,993
Asset-Backed Securities — Non-Agency	—	988,645,469	11,613,212	—	1,000,258,681
Commercial Mortgage-Backed Securities - Agency	—	137,341,982	—	—	137,341,982
Commercial Mortgage-Backed Securities - Non-Agency	—	360,593,345	4,358,087	—	364,951,432
Common Stocks
Energy	—	—	749	—	749
Corporate Bonds & Notes	—	2,560,596,230	—	—	2,560,596,230
Fixed-Income Funds	70,682,585	—	—	—	70,682,585
Foreign Government Obligations	—	113,756,110	—	—	113,756,110
Inflation-Indexed Bonds	—	57,437,554	—	—	57,437,554
Municipal Bonds	—	62,538,003	—	—	62,538,003
Preferred Debt	6,760,395	—	—	—	6,760,395
Residential Mortgage-Backed Securities - Agency	—	1,410,558,903	324,360	—	1,410,883,263
Residential Mortgage-Backed Securities - Non-Agency	—	212,493,777	33,585,915	—	246,079,692
Senior Loans	—	20,738,611	1,195,215	—	21,933,826
Treasury Bills	1,147,093	1,894,226	—	—	3,041,319
U.S. Government & Agency Obligations	—	118,413,759	—	—	118,413,759
U.S. Treasury Obligations	1,115,751,704	20,251,602	—	—	1,136,003,306
Money Market Funds	—	—	—	315,925,280	315,925,280
Total Investments	1,194,341,777	6,109,339,564	51,077,538	315,925,280	7,670,684,159
Derivatives
Asset
Futures Contracts	4,961,876	—	—	—	4,961,876
Swap Contracts	—	13,697,868	—	—	13,697,868
Liability
Futures Contracts	(801,311)	—	—	—	(801,311)
Swap Contracts	—	(10,353,933)	—	—	(10,353,933)
Total	1,198,502,342	6,112,683,499	51,077,538	315,925,280	7,678,188,659
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
56	Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments in securities	Balance as of 08/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2017 ($)
Asset-Backed Securities — Agency	59,953,226	6,480	160	60,048	11,653,099	(2,086,891)	—	(57,972,910)	11,613,212
Commercial Mortgage-Backed Securities — Non-Agency	5,155,744	(721,312)	—	(76,345)	—	—	—	—	4,358,087
Common Stocks	5,893	—	(2)	(5,141)	7,499	(7,500)	—	—	749
Residential Mortgage-Backed Securities — Agency	289,839	(51,391)	(12)	32,638	343,125	—	—	(289,839)	324,360
Residential Mortgage-Backed Securities — Non-Agency	4,295,543	(1,334)	470	2,789	29,745,632	(457,185)	—	—	33,585,915
Senior Loans	1,363,080	—	—	1,878	—	(110,513)	1,303,850	(1,363,080)	1,195,215
Total	71,063,325	(767,557)	616	15,867	41,749,355	(2,662,089)	1,303,850	(59,625,829)	51,077,538
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2017 was $14,746 which is comprised of Asset-Backed Securities — Agency of $60,524, Commercial Mortgage-Backed Securities — Non-Agency of $(76,345), Common Stocks of $(6,747), Residential Mortgage-Backed Securities — Agency of $32,638, Residential Mortgage-Backed Securities — Non-Agency of $2,798 and Senior Loans of $1,878.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock, senior loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Active Portfolios® Multi-Manager Total Return Bond Fund | Quarterly Report 2017	57

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.5%
Issuer	Shares	Value ($)
Consumer Discretionary 9.3%
Auto Components 2.2%
Cooper Tire & Rubber Co.	77,447	2,788,092
Cooper-Standard Holding, Inc.(a)	32,223	3,480,406
Dana, Inc.	112,340	2,372,621
Dorman Products, Inc.(a)	51,125	4,263,825
Fox Factory Holding Corp.(a)	155,450	5,106,532
Tower International, Inc.	55,700	1,292,240
Visteon Corp.(a)	15,930	1,597,620
Total		20,901,336
Diversified Consumer Services 2.1%
Adtalem Global Education, Inc.	31,500	1,178,100
American Public Education, Inc.(a)	28,084	617,848
Capella Education Co.	10,700	926,085
Grand Canyon Education, Inc.(a)	88,776	6,960,039
K12, Inc.(a)	46,008	866,331
ServiceMaster Global Holdings, Inc.(a)	95,669	3,616,288
Sotheby’s (a)	75,600	3,975,804
Weight Watchers International, Inc.(a)	66,808	1,757,050
Total		19,897,545
Hotels, Restaurants & Leisure 0.9%
Dave & Buster’s Entertainment, Inc.(a)	47,932	3,197,065
Del Frisco’s Restaurant Group, Inc.(a)	45,345	770,865
Red Robin Gourmet Burgers, Inc.(a)	40,335	2,907,145
Texas Roadhouse, Inc.	23,812	1,164,883
Total		8,039,958
Household Durables 0.6%
Hooker Furniture Corp.	31,310	1,343,199
KB Home	81,483	1,709,513
TopBuild Corp.(a)	24,487	1,311,279
William Lyon Homes, Inc., Class A(a)	67,000	1,517,550
Total		5,881,541
Internet & Direct Marketing Retail 0.4%
Nutrisystem, Inc.	21,901	1,139,947
PetMed Express, Inc.	42,566	1,493,641
Wayfair, Inc., Class A(a)	19,238	1,211,032
Total		3,844,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.2%
AMC Entertainment Holdings, Inc., Class A	45,500	1,023,750
Entravision Communications Corp., Class A	19,435	111,751
Gray Television, Inc.(a)	71,916	866,588
Total		2,002,089
Multiline Retail 0.2%
Ollie’s Bargain Outlet Holdings, Inc.(a)	33,200	1,366,180
Specialty Retail 2.4%
Aaron’s, Inc.	48,000	1,752,960
American Eagle Outfitters, Inc.	258,017	2,967,195
Children’s Place, Inc. (The)	39,994	4,327,351
Conn’s, Inc.(a)	74,321	1,270,889
Dick’s Sporting Goods, Inc.	45,658	1,877,914
Express, Inc.(a)	126,318	980,228
GameStop Corp., Class A	79,796	1,766,683
Genesco, Inc.(a)	47,810	1,778,532
Lumber Liquidators Holdings, Inc.(a)	41,408	1,200,004
Restoration Hardware Holdings, Inc.(a)	26,000	1,458,860
Select Comfort Corp.(a)	102,699	2,957,731
Total		22,338,347
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	38,130	2,644,697
Total Consumer Discretionary		86,916,313
Consumer Staples 2.2%
Beverages 0.4%
MGP Ingredients, Inc.	78,275	4,008,463
Food & Staples Retailing 0.4%
SpartanNash Co.	22,799	679,410
United Natural Foods, Inc.(a)	30,000	1,198,200
Weis Markets, Inc.	43,442	2,242,476
Total		4,120,086
Food Products 1.1%
Darling Ingredients, Inc.(a)	133,906	2,098,307
Dean Foods Co.	205,439	3,747,207
Hostess Brands, Inc.(a)	176,128	2,772,255
Sanderson Farms, Inc.	10,288	1,221,185
Total		9,838,954

Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.2%
WD-40 Co.	19,000	2,008,300
Personal Products 0.1%
Nutraceutical International Corp.	22,053	920,713
Total Consumer Staples		20,896,516
Energy 2.7%
Energy Equipment & Services 1.2%
Atwood Oceanics, Inc.(a)	113,202	1,136,548
C&J Energy Services, Inc.(a)	22,000	742,720
Dril-Quip, Inc.(a)	54,414	2,698,934
Keane Group, Inc.(a)	76,000	1,168,880
McDermott International, Inc.(a)	181,232	1,125,451
Newpark Resources, Inc.(a)	99,638	737,321
Patterson-UTI Energy, Inc.	90,000	1,918,800
Precision Drilling Corp.(a)	562,154	2,040,619
Total		11,569,273
Oil, Gas & Consumable Fuels 1.5%
Aegean Marine Petroleum Network, Inc.	77,100	354,660
Arch Coal, Inc.	19,000	1,344,630
Carrizo Oil & Gas, Inc.(a)	23,265	510,434
Extraction Oil & Gas, Inc.(a)	47,500	676,400
Matador Resources Co.(a)	122,700	2,796,333
Oasis Petroleum, Inc.(a)	126,000	1,229,760
PBF Energy, Inc., Class A	40,800	788,256
PDC Energy, Inc.(a)	21,681	1,076,678
Renewable Energy Group, Inc.(a)	57,482	649,547
Rice Energy, Inc.(a)	89,960	1,799,200
RSP Permian, Inc.(a)	18,372	653,860
WPX Energy, Inc.(a)	202,539	2,191,472
Total		14,071,230
Total Energy		25,640,503
Financials 17.9%
Banks 10.4%
1st Source Corp.	23,420	1,066,781
Ameris Bancorp	71,493	3,099,222
Associated Banc-Corp.	143,803	3,429,702
BancFirst Corp.	12,686	1,198,193
BancorpSouth, Inc.	50,400	1,446,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Boston Private Financial Holdings, Inc.	117,637	1,705,737
Brookline Bancorp, Inc.	85,335	1,177,623
Capital Bank Financial Corp. Class A	66,785	2,477,723
Cathay General Bancorp	100,955	3,583,902
Central Pacific Financial Corp.	55,794	1,687,769
City Holding Co.	18,623	1,174,925
Community Bank System, Inc.	48,000	2,580,480
Community Trust Bancorp, Inc.	80,139	3,325,768
Customers Bancorp, Inc.(a)	110,231	3,080,956
Enterprise Financial Services Corp.	37,111	1,488,151
FCB Financial Holdings, Inc., Class A(a)	13,136	601,629
First Interstate Bancsystem, Inc.	37,768	1,318,103
First Merchants Corp.	24,247	962,363
First Midwest Bancorp, Inc.	146,449	3,245,310
Franklin Financial Network, Inc.(a)	28,809	1,123,551
Fulton Financial Corp.	207,056	3,623,480
Great Southern Bancorp, Inc.	8,194	401,096
Hancock Holding Co.	130,134	6,012,191
Hanmi Financial Corp.	52,824	1,405,118
Heartland Financial USA, Inc.	29,581	1,326,708
Heritage Financial Corp.	27,702	660,693
Hilltop Holdings, Inc.(a)	66,158	1,653,288
Hope Bancorp, Inc.	97,000	1,688,770
Iberiabank Corp.	13,190	1,018,268
Independent Bank Corp.	39,000	2,357,550
Independent Bank Corp.	22,353	454,884
Investors Bancorp, Inc.	175,843	2,326,403
MB Financial, Inc.	28,000	1,153,040
Old National Bancorp	218,994	3,460,105
Peoples Bancorp, Inc.	14,641	442,890
Preferred Bank/Los Angeles	48,342	2,412,749
Prosperity Bancshares, Inc.	25,300	1,584,792
Renasant Corp.	57,500	2,297,125
Sandy Spring Bancorp, Inc.	163,233	6,263,250
Sterling Bancorp	125,000	2,681,250
Trico Bancshares	20,642	719,993
UMB Financial Corp.	28,000	1,960,840
Union Bankshares Corp.	74,000	2,486,400
United Community Banks, Inc.	47,954	1,235,775

2	Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WesBanco, Inc.	49,312	1,832,434
Western Alliance Bancorp(a)	30,500	1,394,460
Wintrust Financial Corp.	70,004	4,813,475
Total		97,441,395
Capital Markets 1.7%
CBOE Holdings, Inc.	11,114	959,916
Evercore Partners, Inc., Class A	12,200	827,160
Greenhill & Co., Inc.	116,072	2,350,458
Houlihan Lokey, Inc.	45,500	1,527,435
LPL Financial Holdings, Inc.	28,579	1,112,581
Moelis & Co., ADR, Class A	70,775	2,484,203
PJT Partners, Inc.	30,390	1,175,181
Stifel Financial Corp.(a)	56,502	2,408,680
Westwood Holdings Group, Inc.	59,200	3,231,136
Total		16,076,750
Consumer Finance 0.5%
Encore Capital Group, Inc.(a)	43,000	1,556,600
Nelnet, Inc., Class A	25,095	986,484
SLM Corp.(a)	165,000	1,714,350
Total		4,257,434
Insurance 3.1%
American Equity Investment Life Holding Co.	100,274	2,512,866
AMERISAFE, Inc.	44,020	2,280,236
Argo Group International Holdings Ltd.	61,794	3,825,049
CNO Financial Group, Inc.	259,800	5,323,302
Employers Holdings, Inc.	133,660	5,353,083
HCI Group, Inc.	37,915	1,686,080
Horace Mann Educators Corp.	117,299	4,486,687
MBIA, Inc.(a)	115,000	941,850
Selective Insurance Group, Inc.	42,393	2,166,282
Total		28,575,435
Thrifts & Mortgage Finance 2.2%
BofI Holding, Inc.(a)	52,700	1,169,940
First Defiance Financial Corp.	10,331	538,245
HomeStreet, Inc.(a)	55,176	1,478,717
MGIC Investment Corp.(a)	210,000	2,221,800
Provident Financial Services, Inc.	140,814	3,286,599
Radian Group, Inc.	253,013	4,063,389
Common Stocks (continued)
Issuer	Shares	Value ($)
TrustCo Bank Corp.	91,485	672,415
Walker & Dunlop, Inc.(a)	65,477	3,058,430
Washington Federal, Inc.	66,865	2,136,337
WSFS Financial Corp.	44,000	1,940,400
Total		20,566,272
Total Financials		166,917,286
Health Care 13.5%
Biotechnology 3.1%
Avexis, Inc.(a)	19,019	1,345,594
bluebird bio, Inc.(a)	10,000	753,500
Cara Therapeutics, Inc.(a)	78,756	1,304,199
Clovis Oncology, Inc.(a)	19,078	985,570
Emergent Biosolutions, Inc.(a)	26,735	853,649
Esperion Therapeutics, Inc.(a)	34,483	1,104,146
Exact Sciences Corp.(a)	53,132	1,937,724
Exelixis, Inc.(a)	56,502	1,057,153
Flexion Therapeutics, Inc.(a)	26,423	451,569
Global Blood Therapeutics, Inc.(a)	40,527	1,094,229
GlycoMimetics, Inc.(a)	96,517	1,224,801
Immunomedics, Inc.(a)	176,268	1,330,823
Ligand Pharmaceuticals, Inc.(a)	40,500	4,385,340
Loxo Oncology, Inc.(a)	32,356	1,477,051
MiMedx Group, Inc.(a)	69,525	951,102
REGENXBIO, Inc.(a)	51,340	877,914
Repligen Corp.(a)	133,000	5,218,920
TESARO, Inc.(a)	9,617	1,435,914
TG Therapeutics, Inc.(a)	109,473	1,231,571
Total		29,020,769
Health Care Equipment & Supplies 4.2%
Align Technology, Inc.(a)	19,900	2,889,480
Angiodynamics, Inc.(a)	37,855	570,853
Anika Therapeutics, Inc.(a)	12,017	556,027
AxoGen, Inc.(a)	83,886	1,245,707
Cantel Medical Corp.	70,300	5,470,746
Cardiovascular Systems, Inc.(a)	31,658	950,690
Cutera, Inc.(a)	54,919	1,252,153
Glaukos Corp.(a)	23,191	944,106
Globus Medical, Inc., Class A(a)	37,059	1,139,564
Hill-Rom Holdings, Inc.	12,886	996,861

Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LeMaitre Vascular, Inc.	51,800	1,583,008
Masimo Corp.(a)	10,704	931,676
Merit Medical Systems, Inc.(a)	233,959	8,305,544
Natus Medical, Inc.(a)	28,423	963,540
Neogen Corp.(a)	79,412	5,025,985
OraSure Technologies, Inc.(a)	108,156	1,629,911
Penumbra, Inc.(a)	14,014	1,161,060
Syneron Medical Ltd.(a)	206,284	2,248,496
Tactile Systems Technology, Inc.(a)	5,354	130,263
Wright Medical Group NV(a)	35,000	935,200
Total		38,930,870
Health Care Providers & Services 2.3%
Aceto Corp.	33,150	469,073
Almost Family, Inc.(a)	32,683	1,876,004
BioTelemetry, Inc.(a)	43,617	1,258,350
LHC Group, Inc.(a)	62,286	3,749,617
Magellan Health, Inc.(a)	23,703	1,629,581
Molina Healthcare, Inc.(a)	54,764	3,536,111
National Research Corp., Class A	51,375	1,233,000
National Research Corp., Class B	27,180	1,285,614
PharMerica Corp.(a)	36,521	902,069
Teladoc, Inc.(a)	59,201	1,811,551
Tenet Healthcare Corp.(a)	64,000	1,058,560
Tivity Health, Inc.(a)	37,186	1,262,465
Triple-S Management Corp., Class B(a)	22,857	371,883
U.S. Physical Therapy, Inc.	11,906	753,055
Total		21,196,933
Health Care Technology 1.7%
HealthStream, Inc.(a)	132,300	3,687,201
Medidata Solutions, Inc.(a)	82,910	5,901,534
Omnicell, Inc.(a)	158,100	6,308,190
Vocera Communications, Inc.(a)	17,900	478,467
Total		16,375,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A(a)	4,244	948,449
Bio-Techne Corp.	25,700	2,880,456
Luminex Corp.	28,210	571,535
PAREXEL International Corp.(a)	46,853	3,786,659
Pra Health Sciences, Inc.(a)	18,578	1,342,260
Total		9,529,359
Pharmaceuticals 1.2%
Achaogen, Inc.(a)	59,150	1,193,647
Aclaris Therapeutics, Inc.(a)	37,087	881,929
Aerie Pharmaceuticals, Inc.(a)	23,432	1,299,304
Heska Corp.(a)	9,490	936,283
Innoviva, Inc.(a)	56,984	696,345
Intersect ENT, Inc.(a)	54,557	1,380,292
Nektar Therapeutics(a)	59,187	1,176,638
Paratek Pharmaceuticals, Inc.(a)	48,604	974,510
Phibro Animal Health Corp., Class A	27,511	969,763
Supernus Pharmaceuticals, Inc.(a)	34,552	1,299,155
Total		10,807,866
Total Health Care		125,861,189
Industrials 16.5%
Aerospace & Defense 0.8%
BWX Technologies, Inc.	24,758	1,203,239
Curtiss-Wright Corp.	9,500	855,285
KLX, Inc.(a)	25,136	1,216,331
Kratos Defense & Security Solutions, Inc.(a)	139,018	1,504,175
Mercury Systems, Inc.(a)	35,585	1,415,215
Moog, Inc., Class A(a)	24,174	1,693,147
Total		7,887,392
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.(a)	31,093	1,514,229
Forward Air Corp.	10,021	522,395
XPO Logistics, Inc.(a)	38,954	2,048,980
Total		4,085,604
Airlines 0.2%
Skywest, Inc.	54,000	1,852,200

4	Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.9%
AAON, Inc.	158,850	5,746,399
Builders FirstSource, Inc.(a)	79,040	1,079,686
Continental Building Product(a)	111,175	2,712,670
Simpson Manufacturing Co., Inc.	109,525	4,400,715
Trex Co., Inc.(a)	52,700	3,387,029
Total		17,326,499
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	47,500	2,044,400
ACCO Brands Corp.(a)	124,679	1,415,107
Brink’s Co. (The)	50,141	3,163,897
CECO Environmental Corp.	42,136	396,078
Deluxe Corp.	28,000	1,908,480
Healthcare Services Group, Inc.	100,050	4,789,393
HNI Corp.	69,027	2,969,542
Interface, Inc.	39,324	808,108
Mobile Mini, Inc.	73,500	2,058,000
Rollins, Inc.	97,125	4,183,174
Tetra Tech, Inc.	22,217	1,020,871
Total		24,757,050
Construction & Engineering 1.7%
EMCOR Group, Inc.(a)	105,341	6,638,590
Granite Construction, Inc.	38,500	1,804,110
MasTec, Inc.(a)	68,420	2,901,008
MYR Group, Inc.(a)	34,709	1,019,056
Quanta Services, Inc.(a)	92,673	2,841,354
Tutor Perini Corp.(a)	36,928	958,282
Total		16,162,400
Machinery 4.3%
Altra Industrial Motion Corp.	28,331	1,223,899
Barnes Group, Inc.	41,000	2,320,190
Chart Industries, Inc.(a)	47,060	1,616,511
Columbus McKinnon Corp.	23,072	644,632
EnPro Industries, Inc.	37,360	2,496,022
ESCO Technologies, Inc.	41,499	2,390,343
Franklin Electric Co., Inc.	29,000	1,107,800
Global Brass & Copper Holdings, Inc.	132,251	4,007,205
Greenbrier Companies, Inc. (The)	116,423	5,151,718
Common Stocks (continued)
Issuer	Shares	Value ($)
John Bean Technologies Corp.	42,689	3,684,061
Kadant, Inc.	1,204	92,527
Kennametal, Inc.	53,500	2,058,145
Mueller Industries, Inc.	89,137	2,520,794
Nordson Corp.	7,632	884,396
Oshkosh Corp.	20,000	1,262,400
Proto Labs, Inc.(a)	46,400	2,969,600
REV Group, Inc.	28,000	751,800
Sun Hydraulics Corp.	87,700	3,752,683
Wabash National Corp.	54,792	1,095,292
Total		40,030,018
Professional Services 2.2%
Exponent, Inc.	69,900	4,145,070
Navigant Consulting, Inc.(a)	161,652	3,150,597
On Assignment, Inc.(a)	61,794	3,238,006
RPX Corp.(a)	111,608	1,477,690
TransUnion (a)	22,755	994,621
TrueBlue, Inc.(a)	63,211	1,697,215
Wageworks, Inc.(a)	79,564	5,629,153
Total		20,332,352
Road & Rail 0.9%
ArcBest Corp.	61,961	1,164,867
Knight Transportation, Inc.	78,060	2,603,301
Old Dominion Freight Line, Inc.	39,556	3,533,142
Saia, Inc.(a)	30,725	1,419,495
Total		8,720,805
Trading Companies & Distributors 1.4%
Aircastle Ltd.	67,855	1,481,275
DXP Enterprises, Inc.(a)	30,528	1,093,818
Neff Corp. Class A(a)	78,000	1,326,000
Rush Enterprises, Inc., Class A(a)	51,364	1,841,399
SiteOne Landscape Supply, Inc.(a)	85,425	4,542,901
Triton International Ltd.	93,137	2,609,699
Total		12,895,092
Total Industrials		154,049,412

Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 20.2%
Communications Equipment 1.6%
Applied Optoelectronics, Inc.(a)	20,299	1,417,276
EchoStar Corp., Class A(a)	16,006	945,154
Extreme Networks, Inc.(a)	171,547	1,651,998
Finisar Corp.(a)	77,252	1,905,035
Netscout Systems, Inc.(a)	103,650	3,793,590
Oclaro, Inc.(a)	135,000	1,198,800
Quantenna Communications, Inc.(a)	50,643	968,294
Silicom Ltd.	23,191	1,182,045
Viavi Solutions, Inc.(a)	127,530	1,432,162
Total		14,494,354
Electronic Equipment, Instruments & Components 4.2%
Benchmark Electronics, Inc.(a)	53,107	1,715,356
Cognex Corp.	12,940	1,184,139
Coherent, Inc.(a)	3,743	928,825
II-VI, Inc.(a)	95,675	2,870,250
Insight Enterprises, Inc.(a)	21,642	899,009
IPG Photonics Corp.(a)	43,615	6,064,230
Littelfuse, Inc.	8,111	1,313,577
Mesa Laboratories, Inc.	36,317	5,677,800
Rogers Corp.(a)	66,473	7,060,097
Sanmina Corp.(a)	57,721	2,112,589
Scansource, Inc.(a)	24,757	940,766
SYNNEX Corp.	16,300	1,813,538
TTM Technologies, Inc.(a)	207,226	3,365,350
Universal Display Corp.	13,956	1,582,610
Vishay Intertechnology, Inc.	129,098	2,110,752
Total		39,638,888
Internet Software & Services 3.6%
2U, Inc.(a)	29,975	1,281,431
Alarm.com Holdings, Inc.(a)	36,416	1,185,341
Blucora, Inc.(a)	67,448	1,382,684
CoStar Group, Inc.(a)	12,125	3,171,536
DHI Group, Inc.(a)	98,954	282,019
GrubHub, Inc.(a)	28,930	1,257,587
GTT Communications, Inc.(a)	40,922	1,319,735
IAC/InterActiveCorp (a)	9,442	1,004,062
Common Stocks (continued)
Issuer	Shares	Value ($)
Instructure, Inc.(a)	48,583	1,297,166
LivePerson, Inc.(a)	126,491	1,207,989
MINDBODY, Inc., Class A(a)	36,278	1,017,598
New Relic, Inc.(a)	30,256	1,321,280
NIC, Inc.	180,400	3,653,100
Q2 Holdings, Inc.(a)	31,848	1,261,181
SPS Commerce, Inc.(a)	74,200	4,315,472
Stamps.com, Inc.(a)	34,100	4,702,390
Trade Desk, Inc. (The)(a)	24,607	1,353,385
TrueCar, Inc.(a)	91,385	1,606,548
Web.com Group, Inc.(a)	53,387	1,214,554
Total		33,835,058
IT Services 0.6%
Convergys Corp.	71,923	1,748,448
Science Applications International Corp.	23,410	1,778,926
Travelport Worldwide Ltd.	117,931	1,592,069
Total		5,119,443
Semiconductors & Semiconductor Equipment 5.1%
Amkor Technology, Inc.(a)	161,493	1,831,331
Axcelis Technologies, Inc.(a)	66,162	1,439,024
AXT, Inc.(a)	180,851	1,202,659
Brooks Automation, Inc.	122,599	3,377,602
Cabot Microelectronics Corp.	16,301	1,230,562
Cavium, Inc.(a)	16,977	1,238,812
Ceva, Inc.(a)	21,526	909,474
Cirrus Logic, Inc.(a)	32,417	2,137,901
Cohu, Inc.	18,152	332,726
Cypress Semiconductor Corp.	115,000	1,608,850
Diodes, Inc.(a)	45,567	1,166,971
Entegris, Inc.(a)	143,879	3,553,811
Formfactor, Inc.(a)	171,379	2,519,271
Ichor Holdings Ltd.(a)	96,559	2,267,205
Kulicke & Soffa Industries, Inc.(a)	139,797	3,096,504
MaxLinear, Inc., Class A(a)	39,634	1,234,599
MKS Instruments, Inc.	19,886	1,625,681
Monolithic Power Systems, Inc.	10,865	1,066,943
Nanometrics, Inc.(a)	43,037	1,196,429
NVE Corp.	25,750	2,032,705
Photronics, Inc.(a)	138,442	1,391,342

6	Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rudolph Technologies, Inc.(a)	70,058	1,674,386
Semtech Corp.(a)	37,822	1,444,800
Silicon Laboratories, Inc.(a)	16,548	1,237,790
Teradyne, Inc.	107,422	3,818,852
Ultra Clean Holdings, Inc.(a)	88,658	2,024,949
Veeco Instruments, Inc.(a)	37,546	1,180,822
Total		47,842,001
Software 5.1%
ACI Worldwide, Inc.(a)	170,500	3,897,630
Blackbaud, Inc.	78,425	6,488,100
Bottomline Technologies de, Inc.(a)	156,900	3,924,069
Callidus Software, Inc.(a)	42,212	1,008,867
Descartes Systems Group, Inc. (The)(a)	179,775	4,503,364
Ebix, Inc.(a)	12,000	664,200
Everbridge, Inc.(a)	56,510	1,461,349
Exa Corp.(a)	176,331	2,449,237
Guidewire Software, Inc.(a)	17,949	1,192,172
Nuance Communications, Inc.(a)	61,970	1,147,065
Pegasystems, Inc.	22,602	1,321,087
Progress Software Corp.	19,319	564,115
Proofpoint, Inc.(a)	14,011	1,204,946
PROS Holdings, Inc.(a)	200,137	5,978,092
PTC, Inc.(a)	74,248	4,275,200
RealPage, Inc.(a)	32,275	1,116,715
RingCentral, Inc., Class A(a)	37,992	1,295,527
Tyler Technologies, Inc.(a)	22,325	3,814,896
Varonis Systems, Inc.(a)	34,575	1,256,801
Total		47,563,432
Total Information Technology		188,493,176
Materials 5.1%
Chemicals 2.8%
A. Schulman, Inc.	23,065	675,805
Balchem Corp.	36,250	2,853,600
Cabot Corp.	17,200	898,356
Chemours Co. LLC (The)	31,718	1,268,403
GCP Applied Technologies(a)	29,145	877,264
Innospec, Inc.	17,242	1,103,488
KMG Chemicals, Inc.	24,317	1,360,050
Koppers Holdings, Inc.(a)	36,432	1,313,374
Common Stocks (continued)
Issuer	Shares	Value ($)
Minerals Technologies, Inc.	22,770	1,638,301
Olin Corp.	61,000	1,789,740
Omnova Solutions, Inc.(a)	81,704	706,740
Orion Engineered Carbons SA	205,206	3,580,845
Platform Specialty Products Corp.(a)	109,000	1,360,320
PolyOne Corp.	70,069	2,616,376
Rayonier Advanced Materials, Inc.	71,968	1,251,524
Stepan Co.	23,125	1,956,837
Tronox Ltd., Class A	53,289	809,993
Total		26,061,016
Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	46,992	1,262,205
US Concrete, Inc.(a)	21,000	1,388,100
Total		2,650,305
Metals & Mining 1.0%
AK Steel Holding Corp.(a)	193,000	1,177,300
Carpenter Technology Corp.	49,000	1,787,030
Commercial Metals Co.	74,052	1,340,341
Kaiser Aluminum Corp.	49,738	4,096,422
Materion Corp.	30,000	1,026,000
Total		9,427,093
Paper & Forest Products 1.0%
Boise Cascade Co.(a)	50,648	1,364,964
Clearwater Paper Corp.(a)	49,006	2,271,428
KapStone Paper and Packaging Corp.	61,000	1,288,930
Louisiana-Pacific Corp.(a)	102,020	2,273,005
Neenah Paper, Inc.	23,000	1,794,000
Total		8,992,327
Total Materials		47,130,741
Real Estate 5.8%
Equity Real Estate Investment Trusts (REITS) 5.3%
American Assets Trust, Inc.	87,469	3,415,664
Ashford Hospitality Prime, Inc.	54,217	521,568
Brandywine Realty Trust	349,364	6,089,415
Chesapeake Lodging Trust	112,295	2,588,400
Colony NorthStar, Inc.	259,731	3,669,999
Cousins Properties, Inc.	306,827	2,626,439
DCT Industrial Trust, Inc.	28,188	1,485,789

Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DuPont Fabros Technology, Inc.	27,700	1,513,251
EPR Properties	14,801	1,049,539
First Industrial Realty Trust, Inc.	121,972	3,522,551
First Potomac Realty Trust	85,421	934,506
Hersha Hospitality Trust	210,460	3,916,661
Highwoods Properties, Inc.	29,000	1,461,600
Hudson Pacific Properties, Inc.	47,500	1,556,100
Kite Realty Group Trust	140,551	2,525,701
LaSalle Hotel Properties	46,700	1,328,615
Mack-Cali Realty Corp.	129,792	3,453,765
PS Business Parks, Inc.	15,000	1,894,200
RLJ Lodging Trust	93,290	1,898,451
Saul Centers, Inc.	10,367	594,029
Sunstone Hotel Investors, Inc.	60,000	936,600
UMH Properties, Inc.	72,854	1,216,662
Xenia Hotels & Resorts, Inc.	80,731	1,445,085
Total		49,644,590
Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	213,097	4,176,701
Total Real Estate		53,821,291
Telecommunication Services 0.1%
Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.(a)	80,139	1,287,834
Total Telecommunication Services		1,287,834
Utilities 3.2%
Electric Utilities 1.4%
El Paso Electric Co.	111,942	6,044,868
PNM Resources, Inc.	57,070	2,197,195
Portland General Electric Co.	102,037	4,830,432
Total		13,072,495
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 1.1%
New Jersey Resources Corp.	60,000	2,514,000
ONE Gas, Inc.	18,500	1,307,025
South Jersey Industries, Inc.	63,000	2,293,830
Southwest Gas Corp.	48,233	3,837,900
Total		9,952,755
Multi-Utilities 0.7%
Black Hills Corp.	27,500	1,912,350
NorthWestern Corp.	27,905	1,728,994
Vectren Corp.	50,337	3,087,671
Total		6,729,015
Total Utilities		29,754,265
Total Common Stocks (Cost $768,854,618)		900,768,526

Exchange-Traded Funds 0.5%
	Shares	Value ($)
iShares Russell 2000 ETF	21,000	2,862,720
iShares Russell 2000 Value ETF	19,000	2,184,430
Total Exchange-Traded Funds (Cost $5,099,206)		5,047,150

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.916%(b),(c)	23,735,884	23,735,884
Total Money Market Funds (Cost $23,735,884)		23,735,884
Total Investments (Cost: $797,689,708)		929,551,560
Other Assets & Liabilities, Net		3,901,336
Net Assets		933,452,896

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	13,907,784	245,983,206	(236,155,106)	23,735,884	(943)	84,569	23,735,884
8	Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
797,690,000	156,974,000	(25,112,000)	131,862,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	86,916,313	—	—	—	86,916,313
Consumer Staples	20,896,516	—	—	—	20,896,516
Energy	25,640,503	—	—	—	25,640,503
Financials	166,917,286	—	—	—	166,917,286
Health Care	125,861,189	—	—	—	125,861,189
Industrials	154,049,412	—	—	—	154,049,412
Information Technology	188,493,176	—	—	—	188,493,176
Materials	47,130,741	—	—	—	47,130,741
Real Estate	53,821,291	—	—	—	53,821,291
Telecommunication Services	1,287,834	—	—	—	1,287,834
Utilities	29,754,265	—	—	—	29,754,265
Total Common Stocks	900,768,526	—	—	—	900,768,526
Exchange-Traded Funds	5,047,150	—	—	—	5,047,150
Money Market Funds	—	—	—	23,735,884	23,735,884
Total Investments	905,815,676	—	—	23,735,884	929,551,560
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Active Portfolios® Multi-Manager Small Cap Equity Fund | Quarterly Report 2017

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2014-AA Class AR
07/20/2026	2.200%	370,000	369,965
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
05/26/2028	2.622%	520,000	523,318
BA Credit Card Trust(b)
Series 2015-A1 Class A
06/15/2020	1.319%	490,000	490,927
Blue Hill CLO Ltd.(a),(b)
Series 2013-1A Class AR
01/15/2026	2.338%	250,000	249,998
Cedar Funding VI CLO Ltd.(a),(b)
Series 2016-6A Class A1
10/20/2028	2.626%	400,000	402,962
Chase Issuance Trust(b)
Series 2013-A3 Class A3
04/15/2020	1.269%	400,000	400,646
Citibank Credit Card Issuance Trust(b)
Series 2013-A2 Class A2
05/26/2020	1.309%	480,000	480,965
College Loan Corp. Trust I(b)
Subordinated, Series 2005-2 Class B
01/15/2037	1.648%	546,345	498,726
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class A
01/15/2028	2.522%	250,000	252,054
Eaton Vance CLO Ltd.(a),(b)
Series 2014-1A Class AR
07/15/2026	2.358%	400,000	399,996
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
04/26/2032	1.824%	436,000	424,909
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
03/25/2036	2.374%	555,000	563,921
Flatiron CLO Ltd.(a),(b)
Series 2014-1A Class A1R
07/17/2026	2.338%	480,000	480,433
Honda Auto Receivables Owner Trust
Series 2015-4 Class A3
09/23/2019	1.230%	370,000	369,293
Limerock CLO II Ltd.(a),(b)
Series 2014-2A Class AR
04/18/2026	2.458%	250,000	250,018
Magnetite IX Ltd.(a),(b),(c)
Series 2014-9A
07/25/2026	2.500%	370,000	370,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
06/25/2031	1.534%	750,000	738,704
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
02/25/2070	1.724%	675,017	667,148
Series 2016-2 Class A3
06/25/2065	2.524%	729,000	753,578
Series 2017-3A Class A3
07/26/2066	2.111%	750,000	749,983
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
12/27/2039	1.824%	704,725	707,658
Series 2012-2A Class A
12/26/2033	1.791%	1,020,874	1,025,268
Option One Mortgage Loan Trust(b)
05/25/2035	1.684%	722,935	721,706
RAMP Trust(b)
Series 2005-RS4 Class M4
04/25/2035	1.984%	745,000	740,646
SLC Student Loan Trust(b)
Series 2006-1 Class A6
03/15/2055	1.291%	841,000	770,387
Series 2006-1 Class B
03/15/2055	1.341%	587,887	529,498
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
12/15/2027	1.601%	735,216	733,915
SLM Student Loan Trust(b)
Series 2007-3 Class A4
01/25/2022	1.216%	870,000	837,306
Series 2007-6 Class A4
10/25/2024	1.536%	719,512	717,530
Series 2008-4 Class A4
07/25/2022	2.806%	646,434	658,261
Series 2008-5 Class A4
07/25/2023	2.738%	757,502	777,650
Series 2008-7 Class B
07/26/2083	3.006%	500,000	495,607
Series 2008-9 Class A
04/25/2023	2.656%	660,272	674,204
Series 2011-2 Class A2
10/25/2034	2.224%	750,000	762,874
Series 2012-1 Class A3
09/25/2028	1.974%	750,000	752,945
Series 2014-2 Class A3
03/25/2055	1.572%	570,000	569,735

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2004-10 Class B
01/25/2040	1.408%	567,995	505,324
Subordinated, Series 2012-7 Class B
09/25/2043	2.782%	550,000	532,966
Voya CLO Ltd.(a),(b)
Series 2015-2A Class A
07/23/2027	2.553%	400,000	403,056
Total Asset-Backed Securities — Non-Agency (Cost $22,310,034)			22,354,080

Commercial Mortgage-Backed Securities - Agency 2.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K004 Class A3
08/25/2019	4.241%	700,000	732,601
Series K005 Class A2
11/25/2019	4.317%	600,000	635,310
Series KJ02 Class A2
09/25/2020	2.597%	795,000	810,114
Federal National Mortgage Association
09/01/2020	3.670%	713,812	750,977
10/01/2020	3.570%	373,167	392,363
04/01/2021	4.381%	654,706	705,279
07/01/2021	3.980%	275,000	294,109
10/01/2021	3.440%	273,100	287,423
01/01/2022	3.118%	1,223,955	1,277,764
04/01/2028	3.050%	390,000	397,713
01/01/2031	3.480%	430,000	450,053
03/01/2031	3.030%	411,811	412,655
Series 2011-M2 Class A3
04/25/2021	3.764%	1,055,000	1,111,614
Series 2011-M4 Class A2
06/25/2021	3.726%	770,000	813,450
Series 2012-M1 Class A2
10/25/2021	2.729%	770,000	788,281
Federal National Mortgage Association(b)
Series 2013-M13 Class FA
05/25/2018	1.374%	1,045,141	1,045,310
Government National Mortgage Association
CMO Series 20 11-110 Class C
08/16/2043	3.174%	400,470	402,692
CMO Series 2010-140 Class C
10/16/2043	3.674%	710,000	727,965
CMO Series 2011-165 Class A
10/16/2037	2.194%	726,305	728,977
Total Commercial Mortgage-Backed Securities - Agency (Cost $12,749,248)			12,764,650

Commercial Mortgage-Backed Securities - Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Commercial Mortgage Trust(b)
Series 2008-1 Class A4
02/10/2051	6.240%	605,802	613,081
Citigroup Commercial Mortgage Trust(b)
Series 2007-C6 Class A4
12/10/2049	5.700%	49,904	49,862
Citigroup Commercial Mortgage Trust
Series 2013-GC15 Class A2
09/10/2046	3.161%	800,000	813,493
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3 Class A2
10/15/2045	1.765%	853,566	853,965
Commercial Mortgage Trust(b),(d)
Series 2013-CR13 Class XA
12/10/2023	0.938%	3,746,590	142,367
Series 2013-LC6 Class XA
01/10/2046	1.665%	2,945,385	146,630
Commercial Mortgage Trust
Series 2013-CR6 Class A1
03/10/2046	0.719%	94,788	94,536
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,000,000	1,003,183
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A2
04/15/2050	2.970%	1,000,000	1,022,294
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF02 Class A1
07/25/2020	1.363%	1,082,862	1,083,057
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ13
09/25/2021	2.055%	1,106,457	1,111,963
Government National Mortgage Association(b)
Series 2011-65
09/16/2050	4.012%	797,790	824,958
Series 2011-67
09/16/2051	4.021%	705,000	727,363
Grace Mortgage Trust(a)
Series 2014-GRCE Class A
06/10/2028	3.369%	145,000	151,264
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	125,000	131,807
GS Mortgage Securities Corp. Trust(a)
Series 2013-NYC5 Class A
01/10/2030	2.318%	1,100,000	1,102,420
Subordinated, Series 2013-NYC5 Class C
01/10/2030	2.974%	1,100,000	1,106,841

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(b),(d)
Series 2017-GPTX Class XCP
05/10/2034	0.911%	6,000,000	140,282
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	660,728	708,262
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	802,888	817,278
Series 2013-C15 Class A2
11/15/2045	2.977%	673,411	684,029
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C2 Class A2
11/15/2043	3.616%	793,977	800,032
Series 2011-C4 Class A3
07/15/2046	4.106%	682,626	697,050
Series 2011-C4 Class ASB
07/15/2046	3.734%	414,682	427,002
JPMorgan Chase Commercial Mortgage Securities Trust(b),(d)
Series 2012-LC9 Class XA
12/15/2047	1.711%	3,370,393	214,797
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A2
12/15/2046	3.070%	828,458	842,849
Series 2014-C20 Class A2
07/15/2047	2.872%	750,000	764,929
Morgan Stanley Bank of America Merrill Lynch Trust(b),(d)
Series 2013-C7 Class XA
02/15/2046	1.488%	3,154,847	186,056
Morgan Stanley Capital I Trust(a)
Series 2014-MP Class A
08/11/2033	3.469%	140,000	146,359
OBP Depositor LLC Trust(a)
Series 2010-OBP Class A
07/15/2045	4.646%	150,000	160,674
Wachovia Bank Commercial Mortgage Trust(b)
Series 2007-C34 Class AM
05/15/2046	5.818%	435,000	438,980
WF-RBS Commercial Mortgage Trust(a),(b),(d)
Series 2012-C8 Class XA
08/15/2045	1.983%	1,881,490	139,549
Series 2012-C9 Class XA
11/15/2045	2.087%	2,237,724	162,975
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $18,320,179)			18,310,187
Common Stocks 27.9%
Issuer	Shares	Value ($)
Consumer Discretionary 6.7%
Auto Components 0.3%
Federal-Mogul Holdings Corp.(e),(f)	146,838	1,468,380
Hotels, Restaurants & Leisure 2.0%
La Quinta Holdings, Inc.(f),(g),(h)	126,445	1,752,528
Panera Bread Co., Class A(f),(g),(h)	24,096	7,577,951
Wyndham Worldwide Corp.	22,393	2,261,469
Total		11,591,948
Media 3.7%
Comcast Corp., Class A	23,278	970,460
Meredith Corp.	441	23,858
Sky PLC	86,028	1,098,452
Starz, Class A(e),(f)	89,648	3,151,728
TEGNA, Inc.	230,578	5,473,921
Time Warner, Inc.(g),(h),(i)	87,126	8,668,166
Time, Inc.	134,926	1,686,575
Total		21,073,160
Textiles, Apparel & Luxury Goods 0.7%
Kate Spade & Co.(f),(g),(h)	232,835	4,288,821
Total Consumer Discretionary		38,422,309
Consumer Staples 1.1%
Food & Staples Retailing —%
Safeway, Inc. Casa Ley CVR(e),(f)	287,209	291,489
Safeway, Inc. PDC CVR(e),(f)	287,209	86
Total		291,575
Food Products 1.1%
Dole Food Co., Inc.(e),(f)	96,900	67,830
Mead Johnson Nutrition Co.(g),(h)	66,741	5,967,980
Total		6,035,810
Total Consumer Staples		6,327,385
Energy 0.2%
Energy Equipment & Services 0.1%
Ensco PLC, Class A	150,755	940,711
Oil, Gas & Consumable Fuels 0.1%
Noble Energy, Inc.(i)	14,253	408,919
Total Energy		1,349,630

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 3.8%
Banks 2.3%
CIT Group, Inc.(i)	166,644	7,507,312
PrivateBancorp, Inc.	93,128	5,549,498
Total		13,056,810
Capital Markets 0.1%
Virtu Financial, Inc. Class A	44,368	723,198
Insurance 1.4%
Allied World Assurance Co. Holdings AG(g),(h)	105,913	5,567,847
Fidelity & Guaranty Life(g),(h)	70,985	2,189,887
Total		7,757,734
Total Financials		21,537,742
Health Care 5.1%
Biotechnology 2.8%
Actelion Ltd.(f)	55,455	15,917,082
Health Care Equipment & Supplies 1.5%
CR Bard, Inc.	22,530	6,926,398
Varex Imaging Corp.(f)	46,503	1,597,378
Total		8,523,776
Health Care Providers & Services 0.7%
Aetna, Inc.	11,190	1,620,983
Air Methods Corp.(e),(f)	238,585	2,564,789
Total		4,185,772
Pharmaceuticals 0.1%
Bayer AG, Registered Shares	5,376	713,221
Total Health Care		29,339,851
Industrials 0.9%
Aerospace & Defense 0.3%
DigitalGlobe, Inc.(f)	35,915	1,118,752
MacDonald, Dettwiler & Associates Ltd.	6,634	307,919
Total		1,426,671
Road & Rail 0.6%
Knight Transportation, Inc.	48,720	1,624,812
Norfolk Southern Corp.	14,839	1,840,481
Total		3,465,293
Total Industrials		4,891,964
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 5.9%
Internet Software & Services 0.8%
Alibaba Group Holding Ltd., ADR(f)	24,195	2,962,920
Pandora Media, Inc.(f)	141,979	1,263,613
Total		4,226,533
IT Services 1.7%
Conduent, Inc.(f),(i)	158,003	2,592,829
DH Corp.	381,282	7,174,881
International Business Machines Corp.	773	117,983
Total		9,885,693
Semiconductors & Semiconductor Equipment 2.3%
Intel Corp.	3,673	132,632
NXP Semiconductors NV(f),(g),(h)	119,717	13,156,898
Total		13,289,530
Software 1.1%
CA, Inc.	3,567	113,324
Mobileye NV(f)	99,107	6,134,723
Oracle Corp.	3,036	137,804
Total		6,385,851
Total Information Technology		33,787,607
Materials 3.3%
Chemicals 3.3%
Air Products & Chemicals, Inc.(g),(h)	15,358	2,212,473
Ashland Global Holdings, Inc.	55,890	3,718,921
Clariant AG, Registered Shares	74,697	1,563,273
Huntsman Corp.	68,364	1,633,900
Monsanto Co.	9,663	1,134,629
Valspar Corp. (The)(g),(h)	78,531	8,873,218
Total		19,136,414
Total Materials		19,136,414
Utilities 0.9%
Electric Utilities 0.9%
Westar Energy, Inc.(g),(h)	99,937	5,291,664
Total Utilities		5,291,664
Total Common Stocks (Cost $166,089,732)		160,084,566

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
American Airlines Pass Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	250,000	247,387
US Airways Pass-Through Trust
04/22/2023	6.250%	306,323	341,976
Total			589,363
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%	325,000	345,817
Automotive 0.2%
Ford Motor Credit Co. LLC
05/15/2018	5.000%	500,000	514,480
General Motors Financial Co., Inc.
04/13/2020	2.650%	370,000	371,842
Total			886,322
Banking 1.6%
Bank of America Corp.
07/15/2018	6.500%	265,000	278,238
06/01/2019	7.625%	500,000	553,511
Bank of America Corp.(b)
04/24/2028	3.705%	750,000	756,250
Citigroup, Inc.
05/15/2018	6.125%	1,750,000	1,820,308
Discover Bank
02/21/2018	2.000%	625,000	625,983
Goldman Sachs Group, Inc. (The)
04/01/2018	6.150%	1,000,000	1,035,556
01/23/2025	3.500%	500,000	506,176
05/22/2025	3.750%	400,000	409,710
JPMorgan Chase & Co.(b)
05/01/2028	3.540%	750,000	754,681
Morgan Stanley
05/13/2019	7.300%	500,000	549,592
Morgan Stanley(b)
02/14/2020	1.982%	500,000	501,586
Santander UK Group Holdings PLC
10/16/2020	2.875%	500,000	507,124
Wells Fargo & Co.(b)
05/22/2028	3.584%	740,000	747,770
Total			9,046,485
Cable and Satellite 0.3%
Altice US Finance I Corp.(a)
05/15/2026	5.500%	200,000	209,239
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	150,000	153,676
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	250,000	271,421
CSC Holdings LLC(a)
04/15/2027	5.500%	200,000	209,436
Intelsat Jackson Holdings SA
10/15/2020	7.250%	1,124,000	1,022,904
Total			1,866,676
Chemicals 0.0%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	150,000	153,896
Construction Machinery 0.0%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	140,000	145,137
Consumer Cyclical Services 0.6%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	42,000	42,784
West Corp.(a)
07/15/2022	5.375%	3,404,000	3,472,090
Total			3,514,874
Consumer Products 0.1%
Central Garden & Pet Co.
11/15/2023	6.125%	135,000	144,308
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	145,000	150,081
Valvoline, Inc.(a)
07/15/2024	5.500%	140,000	147,446
Total			441,835
Electric 0.6%
Duke Energy Progress, Inc.
08/15/2045	4.200%	425,000	442,816
Kansas City Power & Light Co.
03/01/2018	6.375%	500,000	516,145
Metropolitan Edison Co.
01/15/2019	7.700%	500,000	541,939
MidAmerican Energy Co.
05/01/2046	4.250%	400,000	425,398
Public Service Co. of New Mexico
05/15/2018	7.950%	500,000	528,230
Southwestern Electric Power Co.
03/01/2018	5.875%	500,000	514,529

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tucson Electric Power Co.
11/15/2021	5.150%	450,000	486,504
Total			3,455,561
Finance Companies 0.1%
International Lease Finance Corp.(a)
09/01/2018	7.125%	500,000	530,870
Food and Beverage 0.5%
AdvancePierre Foods Holdings, Inc.(a)
12/15/2024	5.500%	1,789,000	2,019,336
Beam Suntory, Inc.
06/15/2018	1.750%	500,000	498,434
Kraft Heinz Foods Co.
06/01/2046	4.375%	200,000	191,710
Total			2,709,480
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	140,000	151,968
Sugarhouse HSP Gaming Prop. Mezz LP/Finance Corp.(a)
05/15/2025	5.875%	150,000	148,020
Total			299,988
Health Care 0.4%
Abbott Laboratories
11/30/2046	4.900%	225,000	241,254
Baylor Scott & White Holdings
11/15/2026	2.650%	500,000	479,433
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	100,000	102,771
DaVita, Inc.
05/01/2025	5.000%	70,000	69,591
Hackensack Meridian Health, Inc.
07/01/2057	4.500%	300,000	312,634
Kaiser Foundation Hospitals
05/01/2027	3.150%	440,000	445,595
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	35,000	37,452
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	390,000	373,547
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	140,000	143,739
Tenet Healthcare Corp.(b)
06/15/2020	4.631%	225,000	227,053
Tenet Healthcare Corp.
04/01/2021	4.500%	40,000	40,989
Total			2,474,058
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.1%
Anthem, Inc.
02/15/2019	7.000%	300,000	324,535
Centene Corp.
01/15/2025	4.750%	195,000	200,582
Molina Healthcare, Inc.(a),(c)
06/15/2025	4.875%	75,000	75,549
WellCare Health Plans, Inc.
04/01/2025	5.250%	118,000	124,244
Total			724,910
Healthcare REIT 0.4%
HCP, Inc.
02/01/2019	3.750%	425,000	434,486
Healthcare Realty Trust, Inc.
04/15/2023	3.750%	600,000	607,969
Ventas Realty LP
04/01/2027	3.850%	300,000	302,636
Welltower, Inc.
03/15/2018	2.250%	750,000	752,942
Total			2,098,033
Home Construction 0.2%
WCI Communities, Inc./Lennar Corp.
08/15/2021	6.875%	969,000	1,009,941
Independent Energy 0.1%
Antero Resources Corp.(a)
03/01/2025	5.000%	100,000	98,228
Concho Resources, Inc.
04/01/2023	5.500%	75,000	77,449
Diamondback Energy, Inc.(a)
11/01/2024	4.750%	140,000	140,623
Gulfport Energy Corp.(a)
05/15/2025	6.375%	42,000	41,670
Newfield Exploration Co.
07/01/2024	5.625%	72,000	76,234
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	40,000	40,655
08/15/2025	5.250%	60,000	61,011
Total			535,870
Media and Entertainment 0.1%
21st Century Fox America, Inc.
05/18/2018	7.250%	400,000	420,798

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.(a)
09/15/2024	5.500%	145,000	149,995
Total			570,793
Midstream 0.4%
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	45,000	45,478
Enbridge Energy Partners LP
10/15/2045	7.375%	137,000	178,948
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	200,000	203,367
05/01/2024	4.300%	354,000	370,086
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	275,000	270,893
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	100,000	106,296
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	200,000	222,225
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	500,000	493,199
Williams Partners LP
03/15/2022	3.600%	200,000	205,435
Total			2,095,927
Natural Gas 0.1%
Vectren Utility Holdings, Inc.
08/01/2018	5.750%	500,000	519,743
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%	500,000	518,772
Oil Field Services 0.3%
Atwood Oceanics, Inc.
02/01/2020	6.500%	1,895,000	1,901,140
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	100,000	103,394
Total			2,004,534
Other Financial Institutions 0.2%
Remote Escrow Finance Vehicle LLC(a)
06/01/2022	10.500%	950,000	988,201
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
09/15/2022	4.250%	200,000	204,249
Crown Americas LLC/Capital Corp. V(a)
09/30/2026	4.250%	150,000	147,675
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sealed Air Corp.(a)
12/01/2022	4.875%	140,000	146,111
Total			498,035
Paper 0.3%
Graphic Packaging International, Inc.
11/15/2022	4.875%	150,000	158,186
Tembec Industries, Inc.(a)
12/15/2019	9.000%	1,536,000	1,605,908
Total			1,764,094
Pharmaceuticals 0.5%
Amgen, Inc.
05/01/2045	4.400%	200,000	201,862
Celgene Corp.
08/15/2045	5.000%	200,000	218,241
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	75,000	77,489
Gilead Sciences, Inc.
03/01/2027	2.950%	200,000	193,696
03/01/2047	4.150%	110,000	106,718
Valeant Pharmaceuticals International, Inc.(a)
08/15/2018	6.750%	1,813,000	1,826,532
04/15/2025	6.125%	375,000	301,768
Total			2,926,306
Property & Casualty 1.2%
Ambac Assurance Corp.(a)
Subordinated
06/07/2020	5.100%	5,081,253	6,205,480
Farmers Exchange Capital III(a),(b)
Subordinated
10/15/2054	5.454%	500,000	528,342
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
12/15/2024	3.421%	450,000	450,178
Total			7,184,000
Refining 0.1%
Phillips 66(a),(b)
04/15/2019	1.786%	500,000	500,898
REITs 0.1%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%	500,000	518,320
Restaurants 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%	145,000	151,001

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurant Brands(a)
05/15/2024	4.250%	50,000	50,011
Total			201,012
Retail REIT 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	500,000	504,397
Retailers 0.9%
Rite Aid Corp.
03/15/2020	9.250%	5,151,000	5,322,080
Technology 1.2%
Avaya, Inc.(a),(j)
04/01/2019	0.000%	4,336,000	3,560,940
CDK Global, Inc.(a)
06/01/2027	4.875%	150,000	151,570
First Data Corp.(a)
01/15/2024	5.000%	217,000	225,111
Neustar, Inc.
01/15/2023	4.500%	2,381,000	2,449,280
QUALCOMM, Inc.
05/20/2019	1.850%	500,000	501,016
Total			6,887,917
Tobacco 0.1%
Altria Group, Inc.
11/10/2018	9.700%	500,000	555,192
Wireless 0.1%
American Tower Corp.
01/15/2018	4.500%	500,000	508,175
GTT Communications, Inc.(a),(k)
12/31/2024	7.875%	50,000	53,469
Sprint Communications, Inc.(a)
11/15/2018	9.000%	74,000	81,199
T-Mobile USA, Inc.
04/28/2023	6.836%	210,000	224,409
Total			867,252
Wirelines 0.2%
AT&T, Inc.
06/15/2044	4.800%	300,000	290,823
03/09/2048	4.500%	300,000	277,179
Level 3 Financing, Inc.
02/01/2023	5.625%	100,000	104,045
Verizon Communications, Inc.(a)
04/15/2049	5.012%	525,000	528,378
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	75,000	79,036
Total			1,279,461
Total Corporate Bonds & Notes (Cost $65,652,468)			66,536,050

Exchange-Traded Funds 0.3%
	Shares	Value ($)
Consumer Staples Select Sector SPDR Fund	10,057	569,628
Technology Select Sector SPDR Fund	18,369	1,038,400
Total Exchange-Traded Funds (Cost $1,503,958)		1,608,028

Foreign Government Obligations(l) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.1%
Brazilian Government International Bond
01/05/2023	2.625%	325,000	302,381
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	300,000	319,738
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%	120,000	132,609
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%	100,000	110,220
Hungary 0.0%
Hungary Government International Bond
11/22/2023	5.750%	140,000	159,974
Indonesia 0.1%
PT Pertamina Persero(a)
05/20/2023	4.300%	400,000	415,849
Kazakhstan 0.0%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	200,000	219,082
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/2022	5.375%	320,000	340,488

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	220,000	235,583
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	200,000	217,072
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	100,000	102,756
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	240,000	226,896
Uruguay 0.0%
Uruguay Government International Bond
10/27/2027	4.375%	125,000	131,960
Total Foreign Government Obligations (Cost $2,901,054)			2,914,608

Limited Partnerships 0.7%
Issuer	Shares	Value ($)
Financials 0.7%
Capital Markets 0.7%
Fortress Investment Group LLC(g),(h)	520,626	4,144,183
Total Financials		4,144,183
Total Limited Partnerships (Cost $4,160,449)		4,144,183

Municipal Bonds 0.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Revenue Bonds
Taxable General Series 2013-AJ
05/15/2031	4.601%	500,000	556,485
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable Series 2009
07/01/2029	5.755%	250,000	308,145
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.0%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds Series 2010
04/01/2032	5.876%	250,000	309,792
Special Non Property Tax 0.1%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
03/15/2030	5.500%	500,000	595,850
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Taxable High Speed Passenger Train Series 2017
04/01/2047	2.193%	500,000	502,925
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
11/15/2031	6.548%	250,000	325,585
Water & Sewer 0.2%
City of Houston Combined Utility System
Revenue Bonds
Taxable 1st Lien Series 2014B
05/15/2028	3.828%	500,000	527,880
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
07/01/2040	6.947%	400,000	452,712
Total			980,592
Total Municipal Bonds (Cost $3,550,562)			3,579,374

Residential Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	739,996
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KS02 Class A
08/25/2023	1.363%	713,330	713,319
Total Residential Mortgage-Backed Securities - Agency (Cost $1,448,296)			1,453,315

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alternative Loan Trust(b)
CMO Series 2005-43 Class 1A
10/25/2035	2.984%	727,019	685,572
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class A1
01/25/2036	1.221%	902,582	898,866
CMO Series 2005-R11 Class M1
01/25/2036	1.474%	500,000	494,452
ASG Resecuritization Trust(a),(b)
CMO Series 2010-3 Class 3A68
12/28/2045	1.272%	688,055	668,929
Asset Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
09/25/2034	1.969%	556,101	554,407
Banc of America Funding Trust(a),(b)
CMO Series 20 16-R1 Class A1
03/25/2040	2.500%	658,538	667,836
Banc of America Funding Trust(b)
Series 2006-G Class 2A1
07/20/2036	1.230%	648,517	647,711
BCAP LLC(a),(b)
CMO Series 2014-RR2 Class 6A1
10/26/2036	1.231%	737,443	727,930
BCAP LLC Trust(a),(b)
CMO Series 20 14-RR5 Class 1A4
01/26/2036	0.991%	849,000	800,199
CMO Series 2014-RR1 Class 3A3
03/26/2037	1.151%	750,000	733,903
Bear Stearns ALT-A Trust(b)
CMO Series 20 04-6 Class M1
07/25/2034	1.849%	788,770	739,569
Bear Stearns Mortgage Funding Trust(b)
Series 2006-AR4 Class A1
12/25/2036	1.234%	685,338	627,680
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
01/25/2035	1.584%	642,816	643,499
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
01/25/2035	1.744%	523,672	495,608
CIM Trust(a),(e)
CMO Series 2017-5 Class A1
12/25/2057	2.500%	700,000	699,782
Citigroup Mortgage Loan Trust(b)
CMO Series 20 06-HE1 Class M2
01/25/2036	1.534%	513,661	513,209
COLT Mortgage Loan Trust(a),(b)
CMO Series 20 17-1 Class A1
05/27/2047	2.614%	682,313	684,508
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Countrywide Asset-Backed Certificates(b)
CMO Series 20 07-13 Class 2A2
10/25/2047	1.824%	600,038	571,760
CMO Series 2007-13 Class 2A1
10/25/2047	1.924%	301,849	289,475
Credit Suisse Mortgage Capital Trust(a),(b)
CMO Series 2013-8R Class 7A1
04/27/2037	1.142%	257,223	258,432
CMO Series 2014-3R Class 5A3
06/27/2036	1.172%	625,231	623,752
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	805,159	811,121
CMO Series 20154R Class 5A1
10/27/2036	3.000%	653,195	658,620
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 20 05-CB4 Class M2
07/25/2035	1.474%	560,000	540,486
Deephaven Residential Mortgage Trust(a),(b)
CMO Series 20 17-1A Class A1
12/26/2046	2.725%	677,851	677,910
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
01/25/2035	1.924%	747,906	733,481
CMO Series 2006-FF4 Class A3
03/25/2036	1.304%	700,000	675,288
First Horizon Mortgage Pass-Through Trust(b)
CMO Series 2005-AR4 Class 2A1
10/25/2035	2.891%	738,137	684,756
GMACM Mortgage Loan Trust(b)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.800%	779,743	716,484
GSAMP Trust(b)
CMO Series 20 05-WMC3 Class A2C
12/25/2035	1.354%	810,000	712,421
Impac Secured Assets CMN Owner Trust(b)
CMO Series 2004-3 Class 2A2
11/25/2034	1.664%	704,612	704,139
JP Morgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH2 Class AV5
01/25/2037	1.284%	630,000	606,178
CMO Series 2007-HE1 Class AV4
03/25/2047	1.304%	1,103,000	885,823
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 20 05-6AR Class 1A1
11/25/2035	1.304%	608,235	611,103
Nomura Resecuritization Trust(a),(b)
CMO Series 20 14-6R Class 2A1
03/26/2037	2.311%	633,288	609,056

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 20 06-QA6 Class A3
07/25/2036	1.214%	946,300	832,170
RAMP Series Trust(b)
CMO Series 20 05-RZ4 Class M1
11/25/2035	1.504%	720,000	719,540
Specialty Underwriting & Residential Finance Trust(b)
CMO Series 2005-AB3 Class A1A
09/25/2036	1.284%	751,261	736,757
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
10/25/2035	1.324%	728,544	715,343
Washington Mutual Mortgage Pass-Through Certificates(b)
CMO Series 20 06-AR2 Class A1A
04/25/2046	1.632%	535,862	458,977
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
10/25/2035	1.699%	803,711	801,901
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $26,890,045)			26,918,633

Treasury Bills 16.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 16.2%
U.S. Treasury Bills
06/22/2017	0.710%	2,638,000	2,636,864
07/06/2017	0.760%	1,222,000	1,221,089
07/27/2017	0.780%	63,034,000	62,957,771
08/03/2017	0.890%	15,216,000	15,192,163
08/10/2017	0.900%	7,191,000	7,178,417
08/17/2017	0.930%	3,728,000	3,720,623
Total			92,906,927
U.S. Treasury Bills(g)
09/07/2017	0.930%	89,000	88,775
Total			88,775
Total			92,995,702
Total Treasury Bills (Cost $93,020,990)			92,995,702

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
12/01/2020	3.478%	462,978	481,982
Total U.S. Government & Agency Obligations (Cost $483,160)			481,982
Options Purchased Calls 0.0%
Issuer	Notional ($)/Contracts	Exercise Price/Rate	Expiration Date	Value ($)
Angie’s List, Inc.
	742	12.50	08/18/2017	74,200
Marriott Vacations Worldwide Corp.
	37	130.00	06/16/2017	740
	37	130.00	07/21/2017	6,937
NXP Semiconductors
	2	110.00	10/20/2017	730
	3	110.00	12/15/2017	1,365
Time, Inc.
	150	17.50	10/20/2017	1,125
Total Options Purchased Calls (Cost $43,490)				85,097

Options Purchased Puts 0.0%

Alibaba Group Holding Ltd., ADR
	101	115.00	06/16/2017	5,555
Becton Dickinson and Co.
	6	175.00	09/15/2017	1,545
Canadian Imperial Bank of Commerce
	34	75.00	06/16/2017	1,275
CIT Group, Inc.
	287	45.00	06/16/2017	21,094
Kate Spade & Co.
	297	15.00	06/16/2017	743
Mead Johnson Nutrition Co.
	149	77.50	08/18/2017	3,502
Monsanto Co.
	94	105.00	01/19/2018	29,516
Noble Energy, Inc.
	71	30.00	06/16/2017	11,005
Total Options Purchased Puts (Cost $102,918)				74,235

Money Market Funds 26.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(m),(n)	153,562,159	153,562,159
Total Money Market Funds (Cost $153,561,891)		153,562,159
Total Investments (Cost $572,788,474)		567,866,849

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Investments Sold Short (9.6)

Common Stocks (8.7)%
Issuer	Shares	Value ($)
Consumer Discretionary (1.2)%
Hotels, Restaurants & Leisure (0.3)%
Choice Hotels International, Inc.	(4,531)	(294,289)
Hilton Worldwide Holdings, Inc.	(4,903)	(325,902)
Marriott International, Inc., Class A	(3,042)	(327,471)
Marriott Vacations World	(6,216)	(724,288)
Total		(1,671,950)
Media (0.9)%
Charter Communications, Inc., Class A(f)	(3,330)	(1,150,682)
Gannett Co., Inc.	(34,611)	(271,696)
New Media Investment Group, Inc.	(21,601)	(279,301)
New York Times Co. (The)	(26,387)	(464,411)
News Corp.	(27,984)	(383,381)
Nexstar Broadcasting Group, Inc., Class A	(20,442)	(1,169,283)
Sinclair Broadcast Group, Inc., Class A	(35,786)	(1,159,466)
Total		(4,878,220)
Specialty Retail (0.0)%
AutoNation, Inc.(f)	(3,286)	(129,863)
CarMax, Inc.(f)	(2,212)	(138,980)
Total		(268,843)
Total Consumer Discretionary		(6,819,013)
Consumer Staples (0.2)%
Food & Staples Retailing (0.1)%
Cvs Caremark Corp.	(3,735)	(286,960)
Food Products (0.1)%
ConAgra Foods, Inc.	(20,494)	(789,839)
Total Consumer Staples		(1,076,799)
Energy (0.2)%
Energy Equipment & Services (0.2)%
Atwood Oceanics, Inc.(f)	(94,242)	(946,190)
Total Energy		(946,190)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Financials (1.3)%
Banks (0.9)%
Canadian Imperial Bank of Commerce	(38,898)	(3,036,767)
Citizens Financial Group, Inc.	(15,642)	(533,392)
Fifth Third Bancorp	(23,492)	(557,700)
KeyCorp	(31,460)	(549,606)
M&T Bank Corp.	(3,708)	(580,191)
Total		(5,257,656)
Insurance (0.4)%
Ambac Financial Group, Inc.(f)	(3,450)	(56,994)
Fairfax Financial Holdings Ltd.	(4,657)	(2,043,274)
Total		(2,100,268)
Total Financials		(7,357,924)
Health Care (0.9)%
Health Care Equipment & Supplies (0.3)%
Becton Dickinson and Co.	(10,798)	(2,043,305)
Health Care Providers & Services (0.2)%
Anthem, Inc.	(1,709)	(311,636)
UnitedHealth Group, Inc.	(5,261)	(921,622)
Total		(1,233,258)
Life Sciences Tools & Services (0.2)%
Cambrex Corp.(f)	(17,885)	(962,213)
Pharmaceuticals (0.2)%
Idorsia Ltd.(e),(f)	(55,455)	(443,732)
Merck KGaA	(4,772)	(575,999)
Total		(1,019,731)
Total Health Care		(5,258,507)
Industrials (0.9)%
Aerospace & Defense (0.1)%
Hexcel Corp.	(15,913)	(818,405)
Air Freight & Logistics (0.1)%
C.H. Robinson Worldwide, Inc.	(4,475)	(299,870)
Machinery (0.0)%
Greenbrier Companies, Inc. (The)	(4,604)	(203,727)
Road & Rail (0.7)%
CSX Corp.	(44,128)	(2,390,414)

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Heartland Express, Inc.	(17,349)	(337,438)
JB Hunt Transport Services, Inc.	(3,740)	(319,321)
Landstar System, Inc.	(3,985)	(332,947)
Werner Enterprises, Inc.	(12,996)	(354,141)
Total		(3,734,261)
Trading Companies & Distributors (0.0)%
GATX Corp.	(3,364)	(200,091)
Total Industrials		(5,256,354)
Information Technology (2.7)%
Internet Software & Services (1.6)%
Angie’s List, Inc.(f)	(141,107)	(1,698,928)
Cars.com, Inc.(f)	(51,241)	(1,311,257)
LogMeIn, Inc.	(16,964)	(1,883,004)
Yahoo!, Inc.(f)	(89,846)	(4,521,051)
Total		(9,414,240)
IT Services (0.6)%
CGI Group, Inc., Class A(f)	(14,220)	(705,312)
Convergys Corp.	(14,220)	(345,688)
DXC Technology Co.(f)	(10,081)	(781,479)
Genpact Ltd.	(25,280)	(690,650)
Infosys Ltd., ADR	(44,241)	(668,039)
Sykes Enterprises, Inc.(f)	(11,060)	(368,630)
Total		(3,559,798)
Semiconductors & Semiconductor Equipment (0.3)%
Versum Materials, Inc.	(44,557)	(1,383,049)
Xcerra Corp.(f)	(51,605)	(501,085)
Total		(1,884,134)
Software (0.2)%
CDK Global, Inc.	(2,097)	(128,882)
Symantec Corp.	(27,208)	(824,674)
Total		(953,556)
Total Information Technology		(15,811,728)
Investments Sold Short (continued)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (0.8)%
Chemicals (0.8)%
Eastman Chemical Co.	(15,120)	(1,211,263)
International Flavors & Fragrances, Inc.	(7,579)	(1,045,068)
Olin Corp.	(26,887)	(788,865)
Sensient Technologies Corp.	(12,620)	(1,013,260)
Sherwin-Williams Co. (The)	(1,003)	(332,765)
The Chemours Co.	(5,034)	(201,310)
Tronox Ltd.	(11,770)	(178,904)
Total		(4,771,435)
Total Materials		(4,771,435)
Real Estate (0.2)%
Equity Real Estate Investment Trusts (REITS) (0.2)%
Hospitality Properties Trust	(7,251)	(209,699)
Host Hotels & Resorts, Inc.	(12,129)	(218,201)
LaSalle Hotel Properties	(7,765)	(220,914)
Quality Care Properties, Inc.(f)	(20,148)	(340,904)
Sunstone Hotel Investors, Inc.	(14,708)	(229,592)
Total		(1,219,310)
Total Real Estate		(1,219,310)
Telecommunication Services (0.3)%
Diversified Telecommunication Services (0.3)%
AT&T, Inc.	(42,984)	(1,656,173)
Total Telecommunication Services		(1,656,173)
Total Common Stocks (Proceeds $49,131,962)		(50,173,433)

Corporate Bonds & Notes (0.1)%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite (0.1)%
Intelsat Luxembourg SA
06/01/2021	7.750%	(670,000)	(381,062)
Total Corporate Bonds & Notes (Proceeds $357,963)			(381,062)

Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
(continued)

Exchange-Traded Funds (0.8)%
	Shares	Value ($)
First Trust Dow Jones Internet Index Fund(f)	(1,401)	(132,661)
Materials Select Sector SPDR Fund	(61,243)	(3,250,778)
SPDR S&P Oil & Gas Exploration & Production	(7,954)	(259,062)
Utilities Select Sector SPDR Fund	(17,389)	(936,224)
Total Exchange-Traded Funds (Proceeds $4,370,358)		(4,578,725)
Total Investments Sold Short (Proceeds $53,860,283)		(55,133,220)
Total Investments, Net of Investments Sold Short		512,733,629
Other Assets & Liabilities, Net		61,101,943
Net Assets		573,835,572
At May 31, 2017, securities and/or cash totaling $110,854,986 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at May 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	6/21/2017	40,578,000 AUD	30,680,955 USD	538,978	—
Citi	6/21/2017	6,229,000 AUD	4,593,615 USD	—	(33,384)
Citi	6/21/2017	6,078,000 BRL	1,905,522 USD	35,263	—
Citi	6/21/2017	2,563,000 BRL	772,517 USD	—	(16,143)
Citi	6/21/2017	59,480,000 CAD	44,416,628 USD	368,361	—
Citi	6/21/2017	19,284,000 CAD	14,143,380 USD	—	(137,501)
Citi	6/21/2017	298,000 CHF	297,062 USD	—	(11,022)
Citi	6/21/2017	1,918,226,000 CLP	2,869,797 USD	24,736	—
Citi	6/21/2017	298,461,000 CLP	440,752 USD	—	(1,917)
Citi	6/21/2017	1,864,209,273 COP	641,062 USD	3,780	—
Citi	6/21/2017	3,143,717,182 COP	1,066,119 USD	—	(8,563)
Citi	6/21/2017	9,710,636 EUR	10,928,794 USD	8,790	—
Citi	6/21/2017	52,626,364 EUR	56,711,018 USD	—	(2,469,465)
Citi	6/21/2017	6,284,000 GBP	8,178,302 USD	76,546	—
Citi	6/21/2017	32,370,000 GBP	39,902,976 USD	—	(1,830,606)
Citi	6/21/2017	3,518,617 HKD	453,209 USD	1,462	—
Citi	6/21/2017	52,880 HKD	6,788 USD	—	(1)
Citi	6/21/2017	700,352,000 HUF	2,558,167 USD	3,929	—
Citi	6/21/2017	1,122,902,000 HUF	3,877,520 USD	—	(217,792)
Citi	6/21/2017	20,392,731,728 IDR	1,530,574 USD	650	—
Citi	6/21/2017	20,657,408,313 IDR	1,543,072 USD	—	(6,709)
Citi	6/21/2017	25,033,000 ILS	6,970,699 USD	—	(104,205)
Citi	6/21/2017	41,524,000 INR	644,582 USD	1,944	—
Citi	6/21/2017	319,961,755 INR	4,921,437 USD	—	(30,388)
Citi	6/21/2017	48,413,000 JPY	440,585 USD	3,058	—
Citi	6/21/2017	5,517,352,008 JPY	48,925,358 USD	—	(937,082)
Citi	6/21/2017	6,041,038,572 KRW	5,421,329 USD	23,631	—
Citi	6/21/2017	5,183,324,877 KRW	4,565,903 USD	—	(65,424)
Citi	6/21/2017	33,179,054 MXN	1,789,749 USD	16,204	—
Citi	6/21/2017	124,068,518 MXN	6,342,559 USD	—	(289,370)
Citi	6/21/2017	8,053,000 NOK	954,313 USD	915	—
14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at May 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	6/21/2017	268,604,000 NOK	31,364,983 USD	—	(435,143)
Citi	6/21/2017	4,146,000 NZD	2,974,182 USD	37,923	—
Citi	6/21/2017	46,436,000 NZD	32,210,436 USD	—	(676,227)
Citi	6/21/2017	1,570,000 PHP	31,526 USD	16	—
Citi	6/21/2017	182,939,000 PHP	3,612,954 USD	—	(58,630)
Citi	6/21/2017	54,379,000 PLN	14,335,693 USD	—	(279,758)
Citi	6/21/2017	200,300,000 SEK	22,465,310 USD	—	(606,957)
Citi	6/21/2017	6,396,704 SGD	4,573,684 USD	—	(50,397)
Citi	6/21/2017	64,172,000 TRY	17,339,543 USD	—	(744,419)
Citi	6/21/2017	73,702,487 TWD	2,452,765 USD	4,323	—
Citi	6/21/2017	90,987,600 TWD	3,011,850 USD	—	(10,814)
Citi	6/21/2017	1,330,418 USD	1,795,000 AUD	2,937	—
Citi	6/21/2017	31,613,256 USD	41,530,095 AUD	—	(764,048)
Citi	6/21/2017	6,097,721 USD	19,502,000 BRL	—	(96,768)
Citi	6/21/2017	4,536,388 USD	6,185,000 CAD	43,950	—
Citi	6/21/2017	43,926,997 USD	58,488,802 CAD	—	(612,767)
Citi	6/21/2017	304,390 USD	298,000 CHF	3,694	—
Citi	6/21/2017	15,046 USD	10,173,061 CLP	43	—
Citi	6/21/2017	3,281,121 USD	2,152,104,697 CLP	—	(89,178)
Citi	6/21/2017	2,039,610 USD	6,072,384,986 COP	36,241	—
Citi	6/21/2017	378,323 USD	1,105,468,014 COP	—	(418)
Citi	6/21/2017	68,008,528 USD	62,337,000 EUR	2,091,959	—
Citi	6/21/2017	31,240,227 USD	24,780,486 GBP	708,443	—
Citi	6/21/2017	17,960,824 USD	13,873,514 GBP	—	(74,157)
Citi	6/21/2017	488,226 USD	3,785,000 HKD	—	(2,279)
Citi	6/21/2017	6,366,239 USD	1,823,254,000 HUF	283,311	—
Citi	6/21/2017	3,407,404 USD	46,100,198,000 IDR	51,171	—
Citi	6/21/2017	6,848,236 USD	25,033,000 ILS	226,668	—
Citi	6/21/2017	6,908,828 USD	465,305,794 INR	292,384	—
Citi	6/21/2017	1,485,012 USD	95,740,000 INR	—	(3,311)
Citi	6/21/2017	26,582,354 USD	2,978,139,181 JPY	332,240	—
Citi	6/21/2017	22,672,102 USD	2,492,395,000 JPY	—	(147,367)
Citi	6/21/2017	18,390,359 USD	20,859,065,976 KRW	247,321	—
Citi	6/21/2017	1,302,853 USD	1,454,785,992 KRW	—	(2,994)
Citi	6/21/2017	11,904,356 USD	230,999,000 MXN	443,409	—
Citi	6/21/2017	111,827 USD	2,087,000 MXN	—	(269)
Citi	6/21/2017	1,580,739 USD	13,490,000 NOK	16,348	—
Citi	6/21/2017	31,457,006 USD	263,167,000 NOK	—	(300,569)
Citi	6/21/2017	18,610,262 USD	26,662,204 NZD	272,305	—
Citi	6/21/2017	17,117,316 USD	23,919,796 NZD	—	(176,962)
Citi	6/21/2017	3,108,226 USD	156,324,000 PHP	29,195	—
Citi	6/21/2017	566,497 USD	28,185,000 PHP	—	(824)
Citi	6/21/2017	13,361,689 USD	54,379,000 PLN	1,253,762	—
Citi	6/21/2017	7,177,962 USD	63,788,000 SEK	169,685	—
Citi	6/21/2017	15,729,966 USD	136,512,000 SEK	—	(5,347)
Citi	6/21/2017	5,540,406 USD	7,744,000 SGD	57,615	—
Citi	6/21/2017	17,339,216 USD	64,172,000 TRY	744,746	—
Citi	6/21/2017	7,056,340 USD	215,788,000 TWD	112,270	—
Citi	6/21/2017	2,831,389 USD	84,919,000 TWD	—	(10,328)
Citi	6/21/2017	14,677,765 USD	194,885,000 ZAR	129,135	—
Citi	6/21/2017	479,709 USD	6,267,000 ZAR	—	(3,558)
Citi	6/21/2017	128,826,000 ZAR	9,890,482 USD	102,588	—
Citi	6/21/2017	72,326,000 ZAR	5,265,012 USD	—	(230,146)
Citi	9/20/2017	1,740,095 AUD	1,298,285 USD	7,359	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at May 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	9/20/2017	423,000 BRL	125,126 USD	—	(2,488)
Citi	9/20/2017	8,058,802 CAD	5,999,845 USD	22,300	—
Citi	9/20/2017	219,000 CHF	226,051 USD	—	(1,731)
Citi	9/20/2017	31,152,697 CLP	46,202 USD	155	—
Citi	9/20/2017	10,173,061 CLP	14,994 USD	—	(42)
Citi	9/20/2017	69,000 EUR	77,994 USD	12	—
Citi	9/20/2017	190,000 EUR	213,837 USD	—	(895)
Citi	9/20/2017	5,900,514 GBP	7,670,909 USD	41,755	—
Citi	9/20/2017	740,486 GBP	954,264 USD	—	(3,158)
Citi	9/20/2017	38,402,000 IDR	2,858 USD	2	—
Citi	9/20/2017	148,000 ILS	41,446 USD	—	(527)
Citi	9/20/2017	10,128,000 INR	154,976 USD	—	(301)
Citi	9/20/2017	256,574,181 JPY	2,316,189 USD	—	(12,584)
Citi	9/20/2017	73,672,000 NOK	8,801,879 USD	66,595	—
Citi	9/20/2017	3,368,000 NZD	2,354,518 USD	—	(26,347)
Citi	9/20/2017	18,424,000 PHP	366,099 USD	—	(1,488)
Citi	9/20/2017	232,000 PLN	62,130 USD	—	(180)
Citi	9/20/2017	136,512,000 SEK	15,810,463 USD	1,745	—
Citi	9/20/2017	2,950,000 TRY	801,671 USD	—	(8,255)
Citi	9/20/2017	5,706,000 TWD	191,155 USD	1,035	—
Citi	9/20/2017	407,801 USD	547,000 AUD	—	(1,997)
Citi	9/20/2017	39,566 USD	53,000 CAD	—	(253)
Citi	9/20/2017	24,552 USD	16,425,000 CLP	—	(274)
Citi	9/20/2017	294,089 USD	873,354,182 COP	730	—
Citi	9/20/2017	277,544 USD	819,906,249 COP	—	(767)
Citi	9/20/2017	11,284,907 USD	10,023,364 EUR	43,184	—
Citi	9/20/2017	11,258,487 USD	9,955,636 EUR	—	(6,941)
Citi	9/20/2017	350,700 USD	2,725,880 HKD	32	—
Citi	9/20/2017	11,922 USD	92,617 HKD	—	(6)
Citi	9/20/2017	2,644,141 USD	721,454,000 HUF	—	(3,625)
Citi	9/20/2017	1,471,414 USD	19,799,552,222 IDR	1,395	—
Citi	9/20/2017	481,550 USD	6,472,000,811 IDR	—	(123)
Citi	9/20/2017	4,147,089 USD	14,781,000 ILS	44,837	—
Citi	9/20/2017	1,597,296 USD	104,501,755 INR	4,865	—
Citi	9/20/2017	1,029,657 USD	1,157,895,869 KRW	6,213	—
Citi	9/20/2017	1,882,890 USD	2,103,271,572 KRW	—	(1,274)
Citi	9/20/2017	919,061 USD	17,505,518 MXN	2,475	—
Citi	9/20/2017	1,862,733 USD	35,055,054 MXN	—	(17,343)
Citi	9/20/2017	833,817 USD	6,946,000 NOK	—	(10,230)
Citi	9/20/2017	9,654 USD	483,000 PHP	—	(18)
Citi	9/20/2017	10,402,680 USD	39,108,000 PLN	100,909	—
Citi	9/20/2017	789,900 USD	1,093,704 SGD	1,642	—
Citi	9/20/2017	2,600,021 USD	9,593,000 TRY	33,749	—
Citi	9/20/2017	369,128 USD	11,094,089 TWD	520	—
Citi	9/20/2017	1,357,899 USD	40,687,998 TWD	—	(2,202)
Citi	9/20/2017	6,877,318 USD	90,750,000 ZAR	—	(91,573)
Citi	9/20/2017	4,515,000 ZAR	335,659 USD	—	(1,945)
Goldman Sachs	6/15/2017	12,940,100 CAD	9,642,568 USD	60,850	—
Goldman Sachs	6/15/2017	1,817,900 CAD	1,345,990 USD	—	(106)
Goldman Sachs	6/15/2017	1,274,700 CHF	1,306,451 USD	—	(10,832)
Goldman Sachs	6/15/2017	4,142,000 EUR	4,462,010 USD	—	(194,279)
Goldman Sachs	6/15/2017	1,180,500 GBP	1,452,223 USD	—	(69,452)
Goldman Sachs	6/15/2017	2,202,553 USD	3,010,000 CAD	26,253	—
Goldman Sachs	6/15/2017	1,129,437 USD	1,508,900 CAD	—	(12,146)
Goldman Sachs	6/15/2017	70,872 USD	70,200 CHF	1,673	—
16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at May 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	6/15/2017	4,328,617 USD	3,995,900 EUR	163,432	—
Goldman Sachs	6/15/2017	26,996 USD	24,000 EUR	—	(16)
Goldman Sachs	6/15/2017	75,222 USD	58,900 GBP	701	—
Goldman Sachs	6/15/2017	254,754 USD	196,800 GBP	—	(1,077)
Total				9,436,347	(12,027,682)
Futures contracts outstanding at May 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month Euro Euribor	75	EUR	21,131,255	09/2017	—	(592)
90-Day Sterling	202	GBP	32,429,271	09/2017	17,602	—
90-Day Sterling	139	GBP	22,306,236	12/2017	9,345	—
90-Day Sterling	163	GBP	26,149,797	03/2018	11,472	—
90-Day Sterling	157	GBP	25,179,642	06/2018	9,670	—
90-Day Sterling	151	GBP	24,207,635	09/2018	8,024	—
90-Day Sterling	147	GBP	23,554,536	12/2018	5,573	—
90-Day Sterling	144	GBP	23,064,554	03/2019	3,939	—
Amsterdam IDX	29	EUR	3,410,500	06/2017	—	(59,154)
Australian 10-Year Bond	52	AUD	5,087,961	06/2017	29,475	—
Australian 3-Year Bond	178	AUD	14,895,276	06/2017	23,455	—
Banker’s Acceptance	75	CAD	13,751,064	09/2017	—	(4,793)
Banker’s Acceptance	78	CAD	14,296,776	12/2017	—	(5,031)
CAC40 Index	89	EUR	5,265,346	06/2017	—	(78,326)
Canadian Government 10-Year Bond	8	CAD	861,443	09/2017	6,233	—
Copper	26	USD	1,677,000	07/2017	8,590	—
Copper	8	USD	1,138,000	09/2017	—	(1,120)
DAX Index	17	EUR	6,033,678	06/2017	118,902	—
DJIA Mini E-CBOT	46	USD	4,830,460	06/2017	41,017	—
Euro FX	231	USD	32,501,700	06/2017	647,632	—
EURO STOXX 50	128	EUR	5,108,813	06/2017	127,995	—
FTSE 100 Index	69	GBP	6,674,844	06/2017	115,704	—
FTSE/JSE Top 40 Index	40	ZAR	1,442,897	06/2017	—	(13,446)
FTSE/MIB Index	9	EUR	1,049,332	06/2017	80,678	—
Gold 100 oz.	20	USD	2,550,800	08/2017	13,082	—
Hang Seng Index	16	HKD	2,615,934	06/2017	16,669	—
H-Shares Index	18	HKD	1,208,077	06/2017	21,358	—
IBEX 35 Index	44	EUR	5,366,083	06/2017	—	(32,427)
KOSPI 200 Index	28	KRW	1,907,869	06/2017	122,196	—
KOSPI 200 Index	2	KRW	136,276	06/2017	9,919	—
Long Gilt	199	GBP	32,804,029	09/2017	79,625	—
Mini MSCI EAFE Index	33	USD	3,111,735	06/2017	112,320	—
MSCI Singapore IX ETS	54	SGD	1,389,564	06/2017	—	(13,354)
MSCI Taiwan Index	1	USD	37,280	06/2017	—	(92)
NASDAQ 100 E-mini	88	USD	10,196,120	06/2017	641,025	—
Natural Gas	11	USD	337,810	06/2017	—	(28,841)
OMXS30 Index	141	SEK	2,657,316	06/2017	—	(16,497)
Primary Aluminum	30	USD	1,448,625	09/2017	—	(6,861)
Russell 2000 Mini	17	USD	1,163,735	06/2017	—	(21,214)
S&P 500 E-mini	42	USD	5,063,310	06/2017	70,294	—
S&P Mid 400 E-mini	11	USD	1,892,000	06/2017	13,232	—
S&P/TSE 60 Index	24	CAD	3,216,108	06/2017	—	(5,206)
SGX Nifty Index	13	USD	250,562	06/2017	4,399	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
SPI 200 Index	45	AUD	4,798,247	06/2017	—	(26,955)
TOPIX Index	58	JPY	8,222,122	06/2017	60,268	—
U.S. Treasury 2-Year Note	41	USD	8,875,859	09/2017	6,095	—
Zinc	1	USD	65,094	09/2017	—	(984)
Total			415,362,571		2,435,788	(314,893)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month Euro Euribor	(7)	EUR	(1,971,956)	12/2017	—	(1,547)
3-Month Euro Euribor	(40)	EUR	(11,265,509)	03/2018	—	(7,788)
3-Month Euro Euribor	(65)	EUR	(18,300,063)	06/2018	—	(13,823)
3-Month Euro Euribor	(113)	EUR	(31,801,263)	09/2018	—	(31,982)
3-Month Euro Euribor	(142)	EUR	(39,942,709)	12/2018	—	(36,768)
3-Month Euro Euribor	(77)	EUR	(21,649,344)	03/2019	—	(18,205)
90-Day Euro$	(69)	USD	(17,021,437)	09/2017	—	(16,626)
90-Day Euro$	(5)	USD	(1,232,562)	12/2017	—	(1,116)
90-Day Euro$	(9)	USD	(2,217,037)	03/2018	—	(2,655)
90-Day Euro$	(35)	USD	(8,614,375)	06/2018	—	(13,121)
90-Day Euro$	(53)	USD	(13,033,362)	09/2018	—	(27,477)
90-Day Euro$	(58)	USD	(14,249,875)	12/2018	—	(34,283)
90-Day Euro$	(58)	USD	(14,241,900)	03/2019	—	(65,416)
BP Currency	(124)	USD	(9,997,500)	06/2017	55,850	—
Brent Crude	(32)	USD	(1,624,320)	06/2017	52,395	—
C$ Currency	(343)	USD	(25,404,295)	06/2017	—	(265,016)
Cocoa ICE	(23)	GBP	(469,112)	07/2017	208	—
Coffee C	(28)	USD	(1,358,175)	07/2017	38,240	—
Corn	(3)	USD	(55,800)	07/2017	—	(822)
Euro CHF 3-Month ICE	(36)	CHF	(9,361,933)	09/2017	1,491	—
Euro CHF 3-Month ICE	(27)	CHF	(7,022,146)	12/2017	141	—
Euro CHF 3-Month ICE	(18)	CHF	(4,680,966)	03/2018	—	(440)
Euro-Buxl 30-Year	(11)	EUR	(2,079,657)	06/2017	—	(32,082)
Euro-Buxl 30-Year	(6)	EUR	(1,123,035)	09/2017	490	—
Japanese 10-Year Government Bond	(11)	JPY	(14,964,966)	06/2017	—	(2,030)
JPY Currency	(75)	USD	(8,486,250)	06/2017	—	(158,332)
KC HRW Wheat	(20)	USD	(431,750)	07/2017	—	(2,383)
Lean Hogs	(16)	USD	(531,360)	07/2017	—	(38,142)
Low Sulphur Gasoil	(17)	USD	(757,775)	07/2017	24,844	—
New Zealand $	(72)	USD	(5,109,840)	06/2017	—	(139,756)
Nickel	(1)	USD	(53,904)	09/2017	2,785	—
NY Harbor ULSD	(12)	USD	(765,022)	06/2017	6,107	—
Platinum	(22)	USD	(1,045,330)	07/2017	—	(13,720)
RBOB Gasoline	(13)	USD	(871,689)	06/2017	—	(24,433)
Silver	(17)	USD	(1,479,510)	07/2017	—	(76,668)
Soybean	(7)	USD	(320,600)	07/2017	9,428	—
Soybean Meal	(38)	USD	(1,132,780)	07/2017	69,637	—
Soybean Oil	(19)	USD	(357,276)	07/2017	451	—
Sugar #11	(125)	USD	(2,081,800)	06/2017	191,381	—
U.S. Long Bond	(52)	USD	(7,998,250)	09/2017	—	(82,345)
U.S. Treasury 10-Year Note	(61)	USD	(7,704,109)	09/2017	—	(27,769)
U.S. Treasury 10-Year Note	(58)	USD	(7,325,219)	09/2017	—	(34,215)
U.S. Treasury 5-Year Note	(10)	USD	(1,183,125)	09/2017	—	(2,120)
U.S. Ultra Bond	(1)	USD	(165,125)	09/2017	—	(2,658)
U.S. Ultra Bond	(45)	USD	(7,430,625)	09/2017	—	(102,671)
WTI Crude	(83)	USD	(4,010,560)	06/2017	—	(91,144)
Total			(332,925,196)		453,448	(1,367,553)

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Open options contracts written at May 31, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
AT&T, Inc.	CALL	USD	(27)	39.00	(1,365)	06/2017	(594)
AT&T, Inc.	CALL	USD	(265)	38.00	(15,055)	06/2017	(20,537)
AT&T, Inc.	CALL	USD	(238)	37.00	(26,336)	06/2017	(38,675)
Becton Dickinson and Co.	CALL	USD	(6)	185.00	(3,150)	09/2017	(5,250)
Canadian Imperial Bank of Commerce	CALL	USD	(34)	80.00	(3,571)	06/2017	(1,530)
CIT Group, Inc.	CALL	USD	(287)	47.00	(10,610)	06/2017	(4,736)
Conduent, Inc.	CALL	USD	(145)	17.50	(7,243)	06/2017	(2,175)
DXC Technology Co.	PUT	USD	(51)	72.50	(4,332)	06/2017	(1,403)
Noble Energy, Inc.	CALL	USD	(18)	32.50	(401)	06/2017	(135)
Time Warner, Inc.	CALL	USD	(26)	98.50	(2,524)	06/2017	(3,835)
Time Warner, Inc.	CALL	USD	(63)	100.00	(3,050)	06/2017	(3,875)
Time Warner, Inc.	CALL	USD	(34)	99.00	(3,021)	06/2017	(4,131)
Time Warner, Inc.	CALL	USD	(24)	98.00	(2,146)	06/2017	(4,668)
Time Warner, Inc.	CALL	USD	(362)	97.50	(41,516)	06/2017	(85,794)
Time Warner, Inc.	PUT	USD	(175)	97.50	(22,557)	06/2017	(5,425)
Time Warner, Inc.	PUT	USD	(479)	98.00	(37,106)	06/2017	(19,399)
Total					(183,983)		(202,162)

Total return swap contracts outstanding at May 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	1,716	—	—	—	(4)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	4,365	—	—	—	(9)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	4,514	—	—	—	(9)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	4,295	—	—	—	(9)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	781	—	—	—	(10)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	5,059	—	—	—	(10)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	5,724	—	—	—	(12)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	6,289	—	—	—	(13)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	4,141	—	—	—	(24)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	15,498	—	—	—	(164)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Total return swap contracts outstanding at May 31, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	133,355	—	—	—	(273)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	133,672	—	—	—	(274)
Goldman Sachs	Total return on Sky PLC	Floating rate based on 1-week GBP LIBOR plus 0.450%	2/22/2018	GBP	288,672	—	—	—	(592)
Total						—	—	—	(1,403)

Total return swap contracts on futures at May 31, 2017
Counterparty	Reference instrument	Expiration date	Trading currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Canadian Government 10-Year Bond Sep 2017	09/2017	CAD	6,460,821	34,164	—
Barclays	Euro-Bobl Sep 2017	09/2017	EUR	6,275,030	161	—
Barclays	Euro-Bund Sep 2017	09/2017	EUR	(3,691,326)	—	(1,701)
Barclays	Euro-Buxl 30-Year Sep 2017	09/2017	EUR	(2,994,760)	—	(2,216)
Barclays	Euro-Schatz Sep 2017	09/2017	EUR	20,788,226	—	(1,377)
Barclays	Japanese 10-Year Government Bond Jun 2017	06/2017	JPY	(32,650,835)	—	(28,720)
Citi	Cocoa Jul 2017	06/2017	USD	(20,480)	405	—
Citi	Corn Jul 2017	06/2017	USD	(1,432,200)	—	(10,086)
Citi	Cotton Jul 2017	06/2017	USD	808,290	7,276	—
Citi	Soybean Jul 2017	06/2017	USD	(7,602,800)	330,007	—
Citi	Soybean Meal Jul 2017	06/2017	USD	(2,891,570)	166,603	—
Citi	Soybean Oil Jul 2017	06/2017	USD	(263,256)	6,066	—
Citi	Wheat Jul 2017	06/2017	USD	(2,918,900)	24,586	—
Citi	Wheat Jul 2017	06/2017	USD	(431,750)	5,690	—
JPMorgan	Hang Seng Index Jun 2017	06/2017	HKD	3,923,902	51,124	—
JPMorgan	H-Shares Index Jun 2017	06/2017	HKD	4,899,423	129,527	—
JPMorgan	MSCI Taiwan Index Jun 2017	06/2017	USD	6,859,520	16,584	—
JPMorgan	SGX Nifty Index Jun 2017	06/2017	USD	2,447,798	57,218	—
JPMorgan	Swiss Market Index Jun 2017	06/2017	CHF	4,842,703	207,233	—
Total					1,036,644	(44,100)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At May 31, 2017, the value of these securities amounted to $52,735,511 which represents 9.19% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2017, the value of these securities amounted to $7,800,352, which represents 1.36% of net assets.
(f)	Non-income producing investment.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(i)	At May 31, 2017, securities valued at $6,646,563 were held to cover open call options written.
20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2017, the value of these securities amounted to $3,560,940 which represents 0.62% of net assets.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Principal and interest may not be guaranteed by the government.
(m)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	255,529,165	1,144,602,687	(1,246,569,693)	153,562,159	1,045,740	153,562,159
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
572,788,000	4,983,000	(9,904,000)	(4,921,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Consolidated Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	21,984,080	370,000	—	22,354,080
Commercial Mortgage-Backed Securities - Agency	—	12,764,650	—	—	12,764,650
Commercial Mortgage-Backed Securities - Non-Agency	—	18,310,187	—	—	18,310,187
Common Stocks
Consumer Discretionary	32,703,749	1,098,452	4,620,108	—	38,422,309
Consumer Staples	5,967,980	—	359,405	—	6,327,385
Energy	1,349,630	—	—	—	1,349,630
Financials	21,537,742	—	—	—	21,537,742
Health Care	10,144,759	16,630,303	2,564,789	—	29,339,851
Industrials	4,891,964	—	—	—	4,891,964
Information Technology	33,787,607	—	—	—	33,787,607
Materials	17,573,141	1,563,273	—	—	19,136,414
Utilities	5,291,664	—	—	—	5,291,664
Total Common Stocks	133,248,236	19,292,028	7,544,302	—	160,084,566
Corporate Bonds & Notes	—	66,536,050	—	—	66,536,050
Exchange-Traded Funds	1,608,028	—	—	—	1,608,028
Foreign Government Obligations	—	2,914,608	—	—	2,914,608
Limited Partnerships
Financials	4,144,183	—	—	—	4,144,183
Municipal Bonds	—	3,579,374	—	—	3,579,374
Residential Mortgage-Backed Securities - Agency	—	1,453,315	—	—	1,453,315
Residential Mortgage-Backed Securities - Non-Agency	—	26,218,851	699,782	—	26,918,633
Treasury Bills	92,995,702	—	—	—	92,995,702
U.S. Government & Agency Obligations	—	481,982	—	—	481,982
Options Purchased Calls	85,097	—	—	—	85,097
Options Purchased Puts	74,235	—	—	—	74,235
Money Market Funds	—	—	—	153,562,159	153,562,159
Total Investments	232,155,481	173,535,125	8,614,084	153,562,159	567,866,849
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,819,013)	—	—	—	(6,819,013)
Consumer Staples	(1,076,799)	—	—	—	(1,076,799)
Energy	(946,190)	—	—	—	(946,190)
Financials	(7,357,924)	—	—	—	(7,357,924)
Health Care	(4,238,776)	(575,999)	(443,732)	—	(5,258,507)
Industrials	(5,256,354)	—	—	—	(5,256,354)
Information Technology	(15,811,728)	—	—	—	(15,811,728)
Materials	(4,771,435)	—	—	—	(4,771,435)
Real Estate	(1,219,310)	—	—	—	(1,219,310)
Telecommunication Services	(1,656,173)	—	—	—	(1,656,173)
Total Common Stocks	(49,153,702)	(575,999)	(443,732)	—	(50,173,433)
Corporate Bonds & Notes	—	(381,062)	—	—	(381,062)
Exchange-Traded Funds	(4,578,725)	—	—	—	(4,578,725)
Total Investments Sold Short	(53,732,427)	(957,061)	(443,732)	—	(55,133,220)
Total Investments, Net of Investments Sold Short	178,423,054	172,578,064	8,170,352	153,562,159	512,733,629
Derivatives
Multi-Manager Alternative Strategies Fund | Quarterly Report 2017	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	9,436,347	—	—	9,436,347
Futures Contracts	2,889,236	—	—	—	2,889,236
Swap Contracts	—	1,036,644	—	—	1,036,644
Liability
Forward Foreign Currency Exchange Contracts	—	(12,027,682)	—	—	(12,027,682)
Futures Contracts	(1,682,446)	—	—	—	(1,682,446)
Options Contracts Written	(202,162)	—	—	—	(202,162)
Swap Contracts	—	(45,503)	—	—	(45,503)
Total	179,427,682	170,977,870	8,170,352	153,562,159	512,138,063
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 08/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 05/31/2017 ($)
Asset-Backed Securities — Non-Agency	—	—	—	—	370,000	—	—	—	370,000
Common Stocks	506,487	—	7,682,175	(7,503,323)	15,474,594	(8,615,631)	—	—	7,544,302
Residential Mortgage-Backed Securities - Non-Agency	—	—	—	—	699,782	—	—	—	699,782
Options Purchased Puts	0 (b)	—	(25)	25	—	—	—	—	—
Investments Sold Short - Common Stocks	—	—	—	(47,244)	—	(396,488)	—	—	(443,732)
Options Contracts Written	(150)	—	261	(286)	—	175	—	—	—
Total	506,337	—	7,682,411	(7,550,828)	16,544,376	(9,011,944)	—	—	8,170,352
(a) Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2017 was $(7,562,867), which is comprised of Common Stocks of $(7,518,623) and Investments Sold Short - Common Stocks of $(44,244).
(b) Rounds to zero.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and options classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Certain foreign stock and residential mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Global Energy and Natural Resources Fund, May 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.9%
Issuer	Shares	Value ($)
Belgium 1.1%
Solvay SA	18,922	2,474,200
Canada 9.5%
Agrium, Inc.	6,410	591,835
Canadian Natural Resources Ltd.	50,692	1,462,971
Canadian Natural Resources Ltd.	114,563	3,302,427
Enbridge, Inc.	27,698	1,066,650
Enbridge, Inc.	30,855	1,187,741
EnCana Corp.	57,544	559,317
First Quantum Minerals Ltd.	137,031	1,155,408
Methanex Corp.	15,483	638,674
Suncor Energy, Inc.	42,301	1,324,444
Suncor Energy, Inc.	230,074	7,201,043
Tourmaline Oil Corp.(a)	42,655	852,879
TransCanada Corp.	29,516	1,370,210
Wheaton Precious Metals Corp.	49,904	1,023,531
Total		21,737,130
France 4.2%
Air Liquide SA	17,463	2,128,450
Arkema SA	20,453	2,137,215
Total SA	99,256	5,270,566
Total		9,536,231
Germany 2.6%
BASF SE	63,144	5,947,004
Japan 2.2%
Mitsubishi Chemical Holdings Corp.	336,700	2,553,263
Mitsui Chemicals, Inc.	267,000	1,327,649
Teijin Ltd.	63,900	1,194,053
Total		5,074,965
Netherlands 2.9%
Akzo Nobel NV	38,255	3,201,973
LyondellBasell Industries NV, Class A	41,563	3,346,653
Total		6,548,626
Switzerland 1.4%
Clariant AG, Registered Shares	88,253	1,846,976
LafargeHolcim Ltd.	24,492	1,467,547
Total		3,314,523
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 14.5%
BP PLC	1,643,468	9,882,500
BP PLC, ADR	7,752	280,235
Cairn Energy PLC(a)	454,327	1,185,975
Ferroglobe PLC	65,510	690,475
Randgold Resources Ltd.	19,612	1,861,069
Rio Tinto PLC	212,511	8,494,953
Rio Tinto PLC, ADR	139	5,603
Royal Dutch Shell PLC, Class A	402,977	10,903,535
Total		33,304,345
United States 56.5%
Albemarle Corp.	10,829	1,230,174
Anadarko Petroleum Corp.	35,321	1,784,770
Baker Hughes, Inc.	18,665	1,029,375
Cabot Oil & Gas Corp.	58,749	1,303,640
Cheniere Energy, Inc.(a)	12,556	611,728
Chevron Corp.	89,235	9,234,038
Cimarex Energy Co.	14,934	1,606,301
ConocoPhillips	44,230	1,976,639
Continental Resources, Inc.(a)	22,284	837,878
Devon Energy Corp.	101,561	3,451,043
Dow Chemical Co. (The)	121,464	7,525,910
Eastman Chemical Co.	52,726	4,223,880
EI du Pont de Nemours & Co.	52,994	4,182,287
EOG Resources, Inc.	47,624	4,300,923
EQT Corp.	24,942	1,378,544
Exxon Mobil Corp.	223,597	17,999,559
Halliburton Co.	90,223	4,077,177
Hess Corp.	55,726	2,557,266
International Paper Co.	91,020	4,813,138
Keane Group, Inc.(a)	45,981	707,188
Kinder Morgan, Inc.	168,289	3,157,102
Marathon Petroleum Corp.	38,240	1,990,010
Monsanto Co.	25,998	3,052,685
Mosaic Co. (The)	87,848	1,988,000
Newfield Exploration Co.(a)	28,542	927,044
Noble Energy, Inc.	108,851	3,122,935
Nucor Corp.	29,893	1,736,783
Occidental Petroleum Corp.	43,497	2,563,278

Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oceaneering International, Inc.	41,150	1,003,237
Patterson-UTI Energy, Inc.	37,282	794,852
PBF Energy, Inc., Class A	20,102	388,371
Phillips 66	36,168	2,752,747
PPG Industries, Inc.	57,564	6,122,507
Praxair, Inc.	40,891	5,409,470
RSP Permian, Inc.(a)	53,642	1,909,119
Schlumberger Ltd.	88,836	6,182,097
Sealed Air Corp.	58,270	2,588,353
Steel Dynamics, Inc.	102,953	3,499,373
Superior Energy Services, Inc.(a)	70,900	735,233
Tesoro Corp.	7,280	605,987
Valero Energy Corp.	38,262	2,351,965
WestRock Co.	10,860	591,001
Williams Companies, Inc. (The)	32,520	930,072
WPX Energy, Inc.(a)	38,900	420,898
Total		129,654,577
Total Common Stocks (Cost $200,291,885)		217,591,601

Exchange-Traded Funds 2.9%
	Shares	Value ($)
United States 2.9%
iShares Global Energy ETF	32,650	1,044,800
iShares Global Materials ETF	11,890	708,644
VanEck Vectors Gold Miners ETF	219,142	4,972,332
Total		6,725,776
Total Exchange-Traded Funds (Cost $4,860,762)		6,725,776

Limited Partnerships 1.3%
Issuer	Shares	Value ($)
United States 1.3%
Enterprise Products Partners LP	57,213	1,533,880
PBF Logistics LP	31,135	610,246
Plains GP Holdings LP, Class A	37,104	989,564
Total		3,133,690
Total Limited Partnerships (Cost $4,109,758)		3,133,690

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.916%(b),(c)	1,316,153	1,316,153
Total Money Market Funds (Cost $1,316,153)		1,316,153
Total Investments (Cost $210,578,558)		228,767,220
Other Assets & Liabilities, Net		574,775
Net Assets		$229,341,995

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.916%	2,417,147	33,538,780	(34,639,774)	1,316,153	(158)	4,046	1,316,153
2	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2017 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At May 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
210,579,000	32,612,000	(14,424,000)	18,188,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2017:
Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Energy and Natural Resources Fund, May 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Belgium	—	2,474,200	—	—	2,474,200
Canada	21,737,130	—	—	—	21,737,130
France	—	9,536,231	—	—	9,536,231
Germany	—	5,947,004	—	—	5,947,004
Japan	—	5,074,965	—	—	5,074,965
Netherlands	3,346,653	3,201,973	—	—	6,548,626
Switzerland	—	3,314,523	—	—	3,314,523
United Kingdom	976,313	32,328,032	—	—	33,304,345
United States	129,654,577	—	—	—	129,654,577
Total Common Stocks	155,714,673	61,876,928	—	—	217,591,601
Exchange-Traded Funds	6,725,776	—	—	—	6,725,776
Limited Partnerships
United States	3,133,690	—	—	—	3,133,690
Total Limited Partnerships	3,133,690	—	—	—	3,133,690
Money Market Funds	—	—	—	1,316,153	1,316,153
Total Investments	165,574,139	61,876,928	—	1,316,153	228,767,220
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Global Energy and Natural Resources Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 21, 2017